UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08941

The Vantagepoint Funds

(Exact name of registrant as specified in charter)

777 North Capitol Street, NE, Washington D.C. 20002-4240

(Address of principal executive offices) (Zip code)

Angela Montez, Secretary of the Registrant

777 North Capitol Street, NE, Suite 600, Washington D.C. 20002-4240

(Name and address of agent for service)

Registrant’s telephone number, including area code: (202) 962-4600

Date of fiscal year end: 12/31/11

Date of reporting period: 09/30/11

Item 1 (Schedule of Investments): The schedule of investments is set forth below.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date			Face	Value
CORPORATE OBLIGATIONS—63.0%
Aerospace & Defense—0.4%
Boeing Co. (The)
1.875%	11/20/2012			$1,280,000	$1,293,311
Lockheed Martin Corp.
2.125%	09/15/2016			760,000	756,524

					2,049,835

Beverages—1.7%
Anheuser-Busch InBev Worldwide, Inc.
2.500%	03/26/2013			3,335,000	3,408,604
1.500%	07/14/2014			2,750,000	2,771,458
Cia de Bebidas das Americas (Brazil)
8.750%	09/15/2013			631,000	719,340
Coca-Cola Co. (The)
1.800%	09/01/2016	^		730,000	732,967
Dr. Pepper Snapple Group, Inc.
1.700%	12/21/2011			1,060,000	1,062,001

					8,694,370

Biotechnology—0.4%
Amgen, Inc.
2.300%	06/15/2016			700,000	717,496
Life Technologies Corp.
3.500%	01/15/2016			1,300,000	1,324,666

					2,042,162

Capital Markets—2.9%
Bear Stearns Cos. LLC (The)
5.700%	11/15/2014			7,340,000	7,921,269
Goldman Sachs Group, Inc. (The)
1.269%	02/07/2014	#		1,430,000	1,371,176
Merrill Lynch & Co., Inc., Series C MTN
6.050%	08/15/2012			550,000	555,165
Morgan Stanley
1.233%	04/29/2013	#		1,530,000	1,446,404
TD Ameritrade Holding Corp.
4.150%	12/01/2014			1,140,000	1,211,579
WCI Finance LLC/WEA Finance LLC
5.400%	10/01/2012	^		1,000,000	1,031,183
WT Finance Aust Pty Ltd./Westfield Capital/WEA Finance LLC (Australia)
5.125%	11/15/2014	^		1,170,000	1,231,516

					14,768,292

Chemicals—1.8%
Airgas, Inc.
2.850%	10/01/2013			460,000	470,948
Dow Chemical Co. (The)
7.600%	05/15/2014			4,385,000	4,983,355
4.850%	08/15/2012			2,300,000	2,368,591
2.500%	02/15/2016			690,000	680,205
Praxair, Inc.
1.750%	11/15/2012			570,000	577,151

					9,080,250

Commercial Banks—11.8%
Banco Bradesco SA (Brazil)
2.390%	05/16/2014	#^		300,000	291,614
Banco de Credito del Peru (Peru)
4.750%	03/16/2016	^		1,430,000	1,394,250
Banco do Brasil SA (Brazil)
4.500%	01/22/2015	^	†	1,180,000	1,216,816
Bank of Nova Scotia (Canada)
2.250%	01/22/2013			950,000	968,245

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date			Face	Value
CORPORATE OBLIGATIONS—(Continued)
Barclays Bank plc (United Kingdom)
3.900%	04/07/2015			$2,590,000	$2,546,449
2.700%	03/05/2012	^		500,000	504,766
1.286%	01/13/2014	#		970,000	942,498
BB&T Corp.
0.953%	04/28/2014	#		350,000	347,863
BB&T Corp. MTN
3.850%	07/27/2012			2,518,000	2,575,640
BB&T Corp., Series A MTN
3.375%	09/25/2013			700,000	725,563
Capital One Financial Corp.
7.375%	05/23/2014			3,630,000	4,057,128
2.125%	07/15/2014			860,000	852,001
CIT Group, Inc.
5.250%	04/01/2014	^		735,000	714,787
Commonwealth Bank of Australia (Australia)
2.125%	03/17/2014	^		1,360,000	1,365,887
Credit Suisse (Switzerland)
1.209%	01/14/2014	#		2,020,000	1,983,282
Danske Bank A/S (Denmark)
1.299%	04/14/2014	#^	†	1,450,000	1,377,385
HSBC Bank plc (United Kingdom)
1.625%	07/07/2014	^		970,000	974,985
ING Bank NV (Netherlands)
2.625%	02/09/2012	^		1,400,000	1,410,597
1.397%	03/15/2013	#^		1,400,000	1,391,068
KeyCorp MTN
3.750%	08/13/2015			560,000	577,405
M&T Bank Corp.
5.375%	05/24/2012			4,000,000	4,098,216
Royal Bank of Scotland plc (The) (United Kingdom)
3.950%	09/21/2015			5,990,000	5,638,417
3.250%	01/11/2014			1,320,000	1,280,532
Royal Bank of Scotland plc (The), Series 2 (United Kingdom)
3.400%	08/23/2013			1,250,000	1,244,800
Santander US Debt SA Unipersonal (Spain)
3.781%	10/07/2015	^		5,200,000	4,636,850
Sparebank 1 Boligkreditt AS (Norway)
1.250%	10/25/2013	^		570,000	572,787
Standard Chartered plc (United Kingdom)
3.200%	05/12/2016	^		3,800,000	3,772,108
SunTrust Bank
1.052%	06/22/2012	#		GBP 850,000	1,308,720
Toronto-Dominion Bank (The) (Canada)
2.500%	07/14/2016			5,050,000	5,189,249
Union Bank NA, Bank Note
2.125%	12/16/2013			1,380,000	1,393,208
US Bancorp
4.200%	05/15/2014			1,300,000	1,396,011
US Bancorp MTN
1.375%	09/13/2013			1,000,000	1,006,623
Wachovia Bank NA, Bank Note
4.800%	11/01/2014			660,000	704,752
Westpac Banking Corp. (Australia)
2.250%	11/19/2012			1,600,000	1,621,733
0.796%	04/08/2013	#^		1,000,000	1,001,941

					61,084,176

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Communications Equipment—0.6%
Cisco Systems, Inc.
1.625%	03/14/2014		$2,900,000	$2,951,153

Computers & Peripherals—2.0%
Hewlett-Packard Co.
4.500%	03/01/2013		540,000	563,528
4.250%	02/24/2012		730,000	739,842
3.000%	09/15/2016		3,536,000	3,569,564
2.350%	03/15/2015		1,100,000	1,104,239
1.550%	05/30/2014		3,660,000	3,638,915
Seagate Technology HDD Holdings (Cayman Islands)
6.800%	10/01/2016		900,000	900,000

				10,516,088

Consumer Finance—3.8%
Ally Financial, Inc.
4.500%	02/11/2014		900,000	825,750
American Express Credit Corp., Series D MTN
5.125%	08/25/2014		3,177,000	3,440,945
American Honda Finance Corp.
2.375%	03/18/2013	^	470,000	476,709
Banque PSA Finance MTN (France)
3.500%	01/17/2014		EUR 850,000	1,110,230
Caterpillar Financial Services Corp.
2.050%	08/01/2016		2,766,000	2,788,440
Caterpillar Financial Services Corp. MTN
5.750%	02/15/2012		900,000	917,127
Ford Motor Credit Co. LLC
7.000%	10/01/2013		560,000	589,465
HSBC Finance Corp.
0.756%	06/01/2016	#	4,347,000	3,879,889
John Deere Capital Corp. MTN
2.950%	03/09/2015		1,210,000	1,273,255
1.600%	03/03/2014		1,160,000	1,172,845
PACCAR Financial Corp.
1.550%	09/29/2014		620,000	620,125
PACCAR Financial Corp. MTN
0.690%	04/05/2013	#	840,000	842,385
RCI Banque SA (France)
2.116%	04/11/2014	#^	1,900,000	1,798,774

				19,735,939

Diversified Financial Services—7.4%
Bank of America Corp.
4.875%	01/15/2013		3,850,000	3,837,761
Bank of America Corp. MTN
4.900%	05/01/2013		550,000	545,649
Bank of America Corp., Series L MTN
7.375%	05/15/2014		2,680,000	2,764,793
Caisse Centrale Desjardins du Quebec (Canada)
1.700%	09/16/2013	^	350,000	352,150
Citigroup, Inc.
6.375%	08/12/2014		2,000,000	2,118,818
6.010%	01/15/2015		2,660,000	2,829,110
6.000%	12/13/2013		2,800,000	2,942,542
5.300%	10/17/2012		425,000	435,652
Equifax, Inc.
4.450%	12/01/2014		240,000	255,892
ERAC USA Finance LLC
2.250%	01/10/2014	^	550,000	553,398
General Electric Capital Corp.
5.900%	05/13/2014		680,000	743,845

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
General Electric Capital Corp. MTN
1.875%	09/16/2013		$300,000	$301,523
1.099%	01/15/2013	#	1,000,000	1,006,068
General Electric Capital Corp., Series A MTN
3.750%	11/14/2014		1,130,000	1,180,487
0.607%	09/15/2014	#	2,075,000	1,987,533
General Electric Capital Corp., Series G MTN
1.142%	05/09/2016	#	5,675,000	5,427,332
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
7.750%	01/15/2016		920,000	923,450
JPMorgan Chase & Co.
5.375%	10/01/2012		400,000	416,343
4.750%	05/01/2013		500,000	525,880
Lloyds TSB Bank plc (United Kingdom)
4.875%	01/21/2016		7,280,000	7,183,103
NASDAQ OMX Group, Inc. (The)
4.000%	01/15/2015		1,040,000	1,060,680
Susser Holdings LLC/Susser Finance Corp.
8.500%	05/15/2016		950,000	993,938

				38,385,947

Diversified Telecommunication Services—5.1%
AT&T, Inc.
6.700%	11/15/2013		5,000,000	5,557,140
4.850%	02/15/2014		600,000	645,387
2.400%	08/15/2016		620,000	626,452
Cellco Partnership/Verizon Wireless Capital LLC
5.550%	02/01/2014		400,000	437,858
Deutsche Telekom International Finance BV (Netherlands)
3.125%	04/11/2016	^	2,945,000	2,932,946
Frontier Communications Corp.
6.250%	01/15/2013		700,000	705,250
Telecom Italia Capital SA (Luxembourg)
5.250%	11/15/2013		280,000	273,827
5.250%	10/01/2015		1,986,000	1,895,087
Telefonica Emisiones SAU (Spain)
4.949%	01/15/2015		4,000,000	3,949,320
2.582%	04/26/2013		1,090,000	1,055,220
Verizon Communications, Inc.
4.350%	02/15/2013		750,000	783,050
0.973%	03/28/2014	#	3,595,000	3,607,705
Verizon Global Funding Corp.
7.375%	09/01/2012		3,000,000	3,172,530
Windstream Corp.
8.125%	08/01/2013		655,000	692,663

				26,334,435

Electric Utilities—2.5%
Commonwealth Edison Co., Series 105
5.400%	12/15/2011		1,400,000	1,412,526
Consumers Energy Co., Series D
5.375%	04/15/2013		850,000	903,171
Duke Energy Carolinas LLC
6.250%	01/15/2012		1,165,000	1,182,286
Enel Finance International NV (Luxembourg)
3.875%	10/07/2014	^	6,034,000	5,892,165
Exelon Generation Co. LLC
5.350%	01/15/2014		1,500,000	1,606,333
Georgia Power Co.
1.300%	09/15/2013		1,100,000	1,107,844

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Midamerican Energy Holdings Co.
3.150%	07/15/2012		$1,000,000	$1,017,163

				13,121,488

Electronic Equipment, Instruments & Components—0.2%
Agilent Technologies, Inc.
2.500%	07/15/2013		470,000	476,890
Thermo Fisher Scientific, Inc.
2.150%	12/28/2012		640,000	650,721

				1,127,611

Energy Equipment & Services—0.2%
Complete Production Services, Inc.
8.000%	12/15/2016		900,000	904,500

Food & Staples Retailing—0.2%
Safeway, Inc.
5.800%	08/15/2012		1,000,000	1,038,590
Woolworths Ltd. (Australia)
2.550%	09/22/2015	^	220,000	224,394

				1,262,984

Food Products—1.1%
Corn Products International, Inc.
3.200%	11/01/2015		310,000	318,070
General Mills, Inc.
6.000%	02/15/2012		1,500,000	1,528,342
Kellogg Co.
5.125%	12/03/2012		1,000,000	1,048,160
Kraft Foods, Inc.
5.250%	10/01/2013		340,000	362,960
2.625%	05/08/2013		340,000	347,186
Wm. Wrigley Jr. Co.
3.700%	06/30/2014	^	2,190,000	2,265,312

				5,870,030

Health Care Equipment & Supplies—0.7%
Covidien International Finance SA (Luxembourg)
1.875%	06/15/2013		880,000	892,766
DENTSPLY International, Inc.
1.803%	08/15/2013	#	800,000	802,554
Stryker Corp.
3.000%	01/15/2015		680,000	717,576
2.000%	09/30/2016		1,120,000	1,126,733

				3,539,629

Health Care Providers & Services—2.0%
Express Scripts, Inc.
5.250%	06/15/2012		1,100,000	1,129,697
Omnicare, Inc.
6.875%	12/15/2015		235,000	243,519
Quest Diagnostics, Inc.
1.208%	03/24/2014	#	410,000	412,541
UnitedHealth Group, Inc.
4.875%	02/15/2013		3,000,000	3,149,244
WellPoint, Inc.
6.800%	08/01/2012		1,790,000	1,877,506
5.000%	12/15/2014		2,000,000	2,194,950
2.375%	02/15/2017		1,445,000	1,430,735

				10,438,192

Household Durables—0.2%
Fortune Brands, Inc.
3.000%	06/01/2012		1,170,000	1,176,938

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Independent Power Producers & Energy Traders—0.1%
AES Corp. (The)
7.750%	03/01/2014		$565,000	$579,125

Industrial Conglomerates—0.3%
3M Co.
1.375%	09/29/2016		920,000	916,122
Danaher Corp.
1.300%	06/23/2014		400,000	404,898

				1,321,020

Insurance—2.9%
Aflac, Inc.
3.450%	08/15/2015	2,937,000		3,003,846
Allstate Corp. (The)
6.200%	05/16/2014		800,000	892,884
Berkshire Hathaway Finance Corp.
4.000%	04/15/2012		700,000	712,664
Berkshire Hathaway, Inc.
3.750%	08/15/2021	3,100,000		3,150,329
Hartford Financial Services Group, Inc.
4.000%	03/30/2015		510,000	513,450
MetLife, Inc.
2.375%	02/06/2014		450,000	458,075
Metropolitan Life Global Funding I
5.125%	04/10/2013	^	2,000,000	2,100,004
0.996%	01/10/2014	#^	2,100,000	2,099,038
Prudential Financial, Inc., Series D MTN
5.150%	01/15/2013	1,000,000		1,037,783
3.625%	09/17/2012	1,100,000		1,118,703

				15,086,776

Internet & Catalog Retail—0.1%
eBay, Inc.
0.875%	10/15/2013		500,000	501,970

IT Services—0.6%
International Business Machines Corp.
2.100%	05/06/2013	2,170,000		2,215,095
1.000%	08/05/2013	1,100,000		1,108,431

				3,323,526

Life Sciences Tools & Services—0.2%
Howard Hughes Medical Institute
3.450%	09/01/2014	1,100,000		1,170,685

Machinery—0.6%
SPX Corp.
7.625%	12/15/2014		685,000	736,375
Tyco International Finance SA (Luxembourg)
6.000%	11/15/2013	2,100,000		2,300,267

				3,036,642

Media—2.0%
CSC Holdings LLC
8.500%	04/15/2014		230,000	249,263
8.500%	06/15/2015		610,000	645,075
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
4.750%	10/01/2014	1,060,000		1,149,207
NBCUniversal Media LLC
3.650%	04/30/2015		850,000	895,018
Time Warner Cable, Inc.
6.200%	07/01/2013	5,500,000		5,943,977

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Time Warner, Inc.
3.150%	07/15/2015		$440,000	$455,501
Viacom, Inc.
4.375%	09/15/2014		700,000	748,483

				10,086,524

Metals & Mining—2.8%
Alcoa, Inc.
6.000%	07/15/2013	5,000,000		5,349,330
ArcelorMittal (Luxembourg)
5.375%	06/01/2013	1,910,000		1,949,745
Barrick Gold Corp. (Canada)
1.750%	05/30/2014		510,000	512,731
Barrick Gold Financeco LLC (Canada)
6.125%	09/15/2013	1,545,000		1,689,573
Rio Tinto Finance USA Ltd. (Australia)
8.950%	05/01/2014	2,875,000		3,401,922
Steel Dynamics, Inc.
7.375%	11/01/2012	1,230,000		1,260,750
Vedanta Resources plc (United Kingdom)
6.750%	06/07/2016	^	450,000	369,000

				14,533,051

Multiline Retail—0.5%
Target Corp.
1.125%	07/18/2014		500,000	504,287
0.420%	07/18/2014	#	1,800,000	1,794,955

				2,299,242

Multi-Utilities—0.7%
DTE Energy Co.
1.031%	06/03/2013	#	950,000	948,756
Sempra Energy
1.107%	03/15/2014	#	2,413,000	2,419,074

				3,367,830

Oil, Gas & Consumable Fuels—1.3%
ConocoPhillips
4.750%	02/01/2014		600,000	653,266
4.600%	01/15/2015		455,000	498,823
Newfield Exploration Co.
6.625%	04/15/2016		900,000	913,500
Plains Exploration & Production Co.
7.750%	06/15/2015		650,000	672,750
Rockies Express Pipeline LLC
3.900%	04/15/2015	^	680,000	697,515
Shell International Finance BV (Netherlands)
1.875%	03/25/2013		620,000	632,958
Tesoro Corp.
6.625%	11/01/2015		355,000	358,994
TransCanada PipeLines Ltd. (Canada)
3.400%	06/01/2015		550,000	583,940
Valero Energy Corp.
6.875%	04/15/2012		550,000	566,571
XTO Energy, Inc.
7.500%	04/15/2012		990,000	1,025,019

				6,603,336

Personal Products—0.2%
Revlon Consumer Products Corp.
9.750%	11/15/2015		950,000	999,875

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Pharmaceuticals—1.2%
Novartis Capital Corp.
4.125%	02/10/2014		$310,000	$333,519
1.900%	04/24/2013		860,000	877,939
Pfizer, Inc.
3.625%	06/03/2013		EUR200,000	276,455
Sanofi (France)
1.625%	03/28/2014		800,000	813,853
0.563%	03/28/2013	#	1,580,000	1,582,793
Teva Pharmaceutical Finance III BV (Netherlands Antilles)
1.700%	03/21/2014		500,000	505,521
Teva Pharmaceutical Finance III LLC
1.500%	06/15/2012		1,230,000	1,237,253
Valeant Pharmaceuticals International
6.500%	07/15/2016	^	720,000	673,200

				6,300,533

Real Estate Investment Trusts (REITs)—1.1%
China Resources Land Ltd. (Hong Kong)
4.625%	05/19/2016	^	950,000	902,286
HCP, Inc.
2.700%	02/01/2014		1,410,000	1,389,868
Health Care REIT, Inc.
6.000%	11/15/2013		810,000	846,976
Host Hotels & Resorts LP, Series Q
6.750%	06/01/2016		1,300,000	1,306,500
Simon Property Group LP
4.200%	02/01/2015		210,000	221,768
Vornado Realty LP
4.250%	04/01/2015		1,080,000	1,120,827

				5,788,225

Road & Rail—0.3%
JB Hunt Transport Services, Inc.
3.375%	09/15/2015		850,000	857,880
Union Pacific Corp.
6.125%	01/15/2012		545,000	552,754

				1,410,634

Semiconductors & Semiconductor Equipment—0.3%
Intel Corp.
1.950%	10/01/2016		730,000	736,139
Texas Instruments, Inc.
0.875%	05/15/2013		1,030,000	1,033,753

				1,769,892

Software—0.4%
Microsoft Corp.
2.950%	06/01/2014		1,400,000	1,486,807
Oracle Corp.
3.750%	07/08/2014		700,000	754,363

				2,241,170

Specialty Retail—0.0%
GameStop Corp./GameStop, Inc.
8.000%	10/01/2012		191,000	191,716

Textiles, Apparel & Luxury Goods—0.2%
Levi Strauss & Co.
8.875%	04/01/2016		850,000	862,750

Tobacco—1.4%
Altria Group, Inc.
8.500%	11/10/2013		5,319,000	6,069,378

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Lorillard Tobacco Co.
3.500%	08/04/2016		$1,060,000	$1,062,632

				7,132,010

Trading Companies & Distributors—0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.
6.250%	08/20/2019		695,000	668,938

Water Utilities—0.4%
Thames Water Utilities Cayman Finance Ltd.
(Cayman Islands)
6.125%	02/04/2013		EUR 1,400,000	1,974,821

Wireless Telecommunication Services—0.3%
America Movil SAB de CV (Mexico)
3.625%	03/30/2015		300,000	313,500
Sprint Capital Corp.
8.375%	03/15/2012		1,290,000	1,309,350

				1,622,850

TOTAL CORPORATE OBLIGATIONS (Cost $325,821,643)				325,957,160

MORTGAGE-RELATED SECURITIES—6.7%
Commercial Mortgage-Backed Securities—0.4%
Extended Stay America Trust, Series 2010-ESHA, Class A
2.951%	11/05/2027	^	1,171,861	1,156,056
National Credit Union Administration Guaranteed Notes, Series 2010-C1, Class A2
2.900%	10/29/2020		1,100,000	1,154,471

				2,310,527

U.S. Government Agency Mortgage-Backed Securities—4.7%
Federal Deposit Insurance Corporation Structured Sale Guaranteed Notes, Series 2010-S1, Class 2A
3.250%	04/25/2038	^	1,518,479	1,592,376
Federal National Mortgage Association
3.500%	05/01/2020 - 12/01/2020		2,520,919	2,652,724
3.142%	07/01/2041	#	4,671,129	4,876,008
3.094%	06/01/2041	#	3,025,239	3,156,852
2.522%	10/01/2034	#	1,674,433	1,756,646
2.419%	10/01/2034	#	250,564	262,131
2.195%	09/01/2034	#	146,414	151,512
2.165%	09/01/2034	#	203,409	210,572
0.541%	07/01/2016	#	2,800,000	2,798,495
Government National Mortgage Association, Series 2005-58, Class NJ
4.500%	08/20/2035		626,388	635,507
National Credit Union Administration Guaranteed Notes, Series 2010-R1, Class 2A
1.840%	10/07/2020		475,618	481,601
National Credit Union Administration Guaranteed Notes, Series 2010-R2, Class 1A
0.594%	11/06/2017	#	1,831,949	1,832,517
National Credit Union Administration Guaranteed Notes, Series 2010-R3, Class 1A
0.784%	12/08/2020	#	3,713,800	3,736,417

				24,143,358

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date			Face	Value
MORTGAGE-RELATED SECURITIES—(Continued)
U.S. Non-Agency Mortgage-Backed Securities—1.6%
Banc of America Mortgage Securities, Inc., Series 2004-L, Class 1A1
2.886%	01/25/2035		#	$778,916	$602,748
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1
2.738%	09/25/2035		#	2,317,729	2,142,115
Harborview Mortgage Loan Trust, Series 2005-14, Class 3A1A
2.817%	12/19/2035		#	2,714,129	1,837,891
MLCC Mortgage Investors, Inc., Series 2004-1, Class 2A2
2.098%	12/25/2034		#	1,586,191	1,500,588
Provident Funding Mortgage Loan Trust, Series 2004-1, Class 1A1
2.631%	04/25/2034		#	237,465	222,772
Structured Asset Mortgage Investments, Inc., Series 2004-AR5, Class 2A1
2.043%	10/19/2034		#	721,331	416,280
Thornburg Mortgage Securities Trust, Series 2004-1, Class II2A
1.743%	03/25/2044		#	550,972	466,960
Wells Fargo Mortgage Backed Securities Trust, Series 2004-S, Class B1
2.716%	09/25/2034		#	1,594,695	944,392

					8,133,746

TOTAL MORTGAGE-RELATED SECURITIES (Cost 36,634,474)					34,587,631

U.S. TREASURY OBLIGATIONS—5.8%
U.S. Treasury Notes—5.8%
U.S. Treasury Note
3.000%	09/30/2016			2,700,000	2,968,523
2.375%	08/31/2014			330,000	348,588
2.125%	08/15/2021	†		800,000	814,254
1.750%	04/15/2013			2,280,000	2,332,271
1.375%	03/15/2013			8,000,000	8,132,536
1.250%	02/15/2014	‡	‡	3,788,000	3,867,904
1.000%	07/15/2013 -
	08/31/2016			5,480,000	5,547,751
0.750%	09/15/2013			1,820,000	1,836,566
0.625%	01/31/2013 -
	07/15/2014			2,750,000	2,766,245
0.250%	09/15/2014			930,000	925,569
0.125%	09/30/2013			640,000	638,449

TOTAL U.S. TREASURY OBLIGATIONS (Cost $ 29,903,468)					30,178,656

GOVERNMENT RELATED OBLIGATIONS—6.4%
U.S. Government Agencies—1.7%
Federal Farm Credit Bank
1.375%	06/25/2013			1,830,000	1,863,264
Federal Home Loan Mortgage Corp.
0.550%	09/09/2013			5,000,000	4,994,470
National Credit Union Administration Guaranteed Notes, Series A2
1.400%	06/12/2015			1,770,000	1,796,621

					8,654,355

U.S. Government Agencies-U.S. Government Guaranteed Bank Debt—0.2%
Western Corporate Federal Credit Union
1.750%	11/02/2012			980,000	995,143

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
Non-U.S. Government Agencies—0.6%
IPIC Ltd. MTN (Cayman Islands)
3.125%	11/15/2015	^	$500,000	$507,500
Korea National Oil Corp. (Korea, Republic of)
2.875%	11/09/2015	^	1,160,000	1,127,667
Kreditanstalt fuer Wiederaufbau (Germany)
1.375%	01/13/2014	1,500,000		1,524,042

				3,159,209

Sovereign Debt—2.1%
Irish Life & Permanent plc (Ireland)
3.600%	01/14/2013	^	7,400,000	6,403,094
Korea Finance Corp. (Korea, Republic of)
3.250%	09/20/2016	1,660,000		1,602,088
Panama Government International Bond (Panama)
9.375%	07/23/2012		500,000	527,500
7.250%	03/15/2015		785,000	901,572
Qatar Government International Bond (Qatar)
4.000%	01/20/2015	^	500,000	527,500
Republic of South Africa (South Africa)
7.375%	04/25/2012	1,000,000		1,035,000

				10,996,754

U.S. Municipal Bonds—1.3%
California General Obligation Bonds (California)
5.450%	04/01/2015	3,635,000		4,019,329
5.250%	04/01/2014	1,200,000		1,307,376
Kentucky Asset Liability Commission Revenue
Bonds (Kentucky)
3.165%	04/01/2018	1,100,000		1,126,191
University of California Revenue Bonds (California)
1.988%	05/15/2050	#	460,000	468,666

				6,921,562

Non-U.S. Regional Authority Bonds—0.5%
Province of British Columbia (Canada)
2.650%	09/22/2021		700,000	710,251
Province of Manitoba (Canada)
1.375%	04/28/2014	1,500,000		1,529,802
Province of Ontario (Canada)
1.600%	09/21/2016		450,000	449,508

				2,689,561

TOTAL GOVERNMENT RELATED OBLIGATIONS (Cost $33,716,057)				33,416,584

ASSET-BACKED SECURITIES—14.1%
Automobile—3.7%
Capital Auto Receivables Asset Trust Series 2008-2, Class A3A
4.680%	10/15/2012		123,535	123,921
Capital Auto Receivables Asset Trust Series 2008-2, Class A3B
1.679%	10/15/2012	#	254,231	254,437
Capital Auto Receivables Asset Trust Series 2007-4A, Class A4
5.300%	05/15/2014		349,417	353,916
Capital Auto Receivables Asset Trust Series 2008-1, Class A4B
1.579%	07/15/2014	#	2,891,507	2,903,381

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
ASSET-BACKED SECURITIES—(Continued)
Daimler Chrysler Auto Trust
Series 2008-B, Class A4A
5.320%	11/10/2014		$1,312,071	$1,328,151
Daimler Chrysler Auto Trust
Series 2007-A, Class A4
5.280%	03/08/2013		617,657	623,268
Ford Credit Auto Owner Trust
Series 2007-B, Class A4A
5.240%	07/15/2012		706,356	708,655
Ford Credit Auto Owner Trust
Series 2009-A, Class A4
6.070%	05/15/2014		1,600,000	1,672,421
Harley-Davidson Motorcycle Trust
Series 2008-1, Class A4
4.900%	12/15/2013		1,389,828	1,413,128
Harley-Davidson Motorcycle Trust
Series 2007-2, Class A4
5.120%	08/15/2013		664,064	671,738
Harley-Davidson Motorcycle Trust
Series 2009-3, Class A4
2.540%	04/15/2017		2,000,000	2,024,739
Honda Auto Receivables Owner Trust
Series 2011-1, Class A3
1.130%	10/15/2014		2,000,000	2,013,781
Honda Auto Receivables Owner Trust
Series 2009-2, Class A4
4.430%	07/15/2015		1,175,000	1,208,177
Honda Auto Receivables Owner Trust
Series 2009-2, Class A3
2.790%	01/15/2013		1,645,089	1,652,415
Hyundai Capital Auto Funding Ltd. (Cayman Islands)
Series 2010-8A, Class A
1.230%	09/20/2016	#^	2,200,000	2,186,298

				19,138,426

Credit Card—9.8%
American Express Credit Account Master Trust
Series 2008-5, Class A
1.029%	03/15/2016	#	4,550,000	4,609,393
American Express Credit Account Master Trust
Series 2005-4, Class A
0.299%	01/15/2015	#	1,268,000	1,268,048
Bank of America Credit Card Trust
Series 2006-A15, Class A15
0.229%	04/15/2014	#	4,200,000	4,199,620
Capital One Multi-Asset Execution Trust
Series 2006-A5, Class A5
0.289%	01/15/2016	#	6,750,000	6,735,621
Capital One Multi-Asset Execution Trust
Series 2005-A10, Class A
0.309%	09/15/2015	#	2,095,000	2,092,776
Chase Issuance Trust
Series 2007-A17, Class A
5.120%	10/15/2014		5,050,000	5,288,182
Chase Issuance Trust
Series 2007-A9, Class A9
0.259%	06/16/2014	#	1,250,000	1,249,251
Citibank Credit Card Issuance Trust
Series 2009-A5, Class A5
2.250%	12/23/2014		4,230,000	4,316,112
Citibank Credit Card Issuance Trust
Series 2009-A2, Class A2
1.779%	05/15/2014	#	2,211,000	2,231,479

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
ASSET-BACKED SECURITIES—(Continued)
Discover Card Master Trust
Series 2009- A2, Class A
1.529%	02/17/2015	#	$2,200,000	$2,223,711
Discover Card Master Trust
Series 2009-A1, Class A1
1.529%	12/15/2014	#	5,383,000	5,430,315
GE Capital Credit Card Master Note Trust
Series 2010-3, Class A
2.210%	06/15/2016		6,300,000	6,444,741
GE Capital Credit Card Master Note Trust
Series 2007-4, Class A
0.279%	06/15/2015	#	1,886,000	1,883,953
Penarth Master Issuer plc (United Kingdom)
Series 2011-1A, Class A1
0.880%	05/18/2015	#^	2,850,000	2,853,729

				50,826,931

Other—0.6%
CNH Equipment Trust
Series 2011-A, Class A2
0.620%	06/16/2014		1,425,000	1,423,817
MMAF Equipment Finance LLC
Series 2011-AA, Class A3
1.270%	09/15/2015	^	1,560,000	1,563,748

				2,987,565

TOTAL ASSET-BACKED SECURITIES (Cost $72,451,878)				72,952,922

			Shares	Value
MONEY MARKET FUNDS—5.1%
Institutional Money Market Funds—5.1%
Dreyfus Institutional Cash Advantage Fund, 0.08%		††¥	560,000	560,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.16%			¥23,214,907	23,214,907
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.16%		††¥	156,720	156,720
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.13%		††¥	560,000	560,000
Short-Term Investments Trust Liquid Assets Portfolio, 0.10%		††¥	560,000	560,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.13%		††¥	560,000	560,000

Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.11%			560,000	560,000

TOTAL MONEY MARKET FUNDS (Cost $26,171,627)				26,171,627

TOTAL INVESTMENTS—101.1% (Cost $ 524,699,147)				523,264,580
Other assets less liabilities—(1.1%)				(5,550,945)

NET ASSETS—100.0%				$517,713,635

Vantagepoint Low Duration Bond Fund

Legend to the Schedule of Investments:

EUR	European Monetary Unit
GBP	British Pound Sterling
MTN	Medium Term Note
REIT	Real Estate Investment Trust

^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. 144A securities amounted to $62,876,366, which represents 12.1% of Net Assets.
#	Rate is subject to change. Rate shown reflects current rate.
†	Denotes all or a portion of the security on loan.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Inflation

Protected Securities

Fund

Coupon Rate	Maturity Date			Face	Value
CORPORATE OBLIGATIONS—5.3%
Capital Markets—0.8%
Bear Stearns Cos. LLC (The), Series CPI MTN
5.360%	03/10/2014	#		$380,000	$378,396
Morgan Stanley MTN
2.786%	05/14/2013	#		4,000,000	3,869,696

					4,248,092

Commercial Banks—1.7%
Barclays Bank plc MTN (United Kingdom)
0.537%	09/11/2017	#		1,500,000	1,319,364
Barclays Bank plc, Series E MTN (United Kingdom)
0.531%	03/23/2017	#	*	3,600,000	3,243,769
BNP Paribas/BNP Paribas LLC MTN (France)
5.030%	03/23/2012	#	*	2,000,000	2,035,020
JPMorgan Chase Bank NA
0.668%	06/13/2016	#		2,100,000	1,928,980
Royal Bank of Scotland plc (The) (United Kingdom)
4.875%	03/16/2015			600,000	587,928

					9,115,061

Consumer Finance—1.5%
HSBC Finance Corp.
0.499%	01/15/2014	#		4,900,000	4,623,008
SLM Corp. MTN
6.250%	01/25/2016			2,400,000	2,357,870
5.050%	11/14/2014			500,000	482,802
SLM Corp., Series CPI MTN
5.809%	03/15/2013	#	*	120,000	117,654

					7,581,334

Diversified Financial Services—0.9%
Bank of America Corp., Series K MTN
0.677%	09/15/2014	#		2,000,000	1,712,358
Citigroup, Inc.
2.286%	08/13/2013	#		700,000	692,773
Lloyds TSB Bank plc (United Kingdom)
2.603%	01/24/2014	#		2,500,000	2,435,182

					4,840,313

Energy Equipment & Services—0.1%
Transocean, Inc. (Cayman Islands)
4.950%	11/15/2015			500,000	527,068

Thrifts & Mortgage Finance—0.3%
Countrywide Financial Corp. MTN
5.800%	06/07/2012			1,300,000	1,303,956

TOTAL CORPORATE OBLIGATIONS (Cost $28,680,526)					27,615,824

U.S. TREASURY OBLIGATIONS—88.9%
U.S. Treasury Bills—0.7%
U.S. Treasury Bill
0.044%	03/01/2012			3,800,000	3,799,328
0.018%	03/22/2012			100,000	99,977

					3,899,305

U.S. Treasury Inflation Protected Securities Bonds—38.1%
U.S. Treasury Bond
3.875%	04/15/2029			15,160,000	31,386,215
3.625%	04/15/2028			11,580,000	23,284,667
3.375%	04/15/2032			604,100	1,135,687

Vantagepoint Inflation

Protected Securities

Fund

Coupon Rate	Maturity Date			Face	Value
U.S. TREASURY OBLIGATIONS—(Continued)
2.500%	01/15/2029			$13,325,000	$18,018,718
2.375%	01/15/2027			8,825,000	12,374,423
2.375%	01/15/2025	†		21,687,400	32,140,464
2.125%	02/15/2040 - 02/15/2041			32,922,600	43,591,700
2.000%	01/15/2026			16,070,000	21,751,957
1.750%	01/15/2028			12,940,000	16,182,862

					199,866,693

U.S. Treasury Inflation Protected Securities Notes—44.1%
U.S. Treasury Note
3.000%	07/15/2012			5,015,000	6,480,648
2.625%	07/15/2017			21,540,000	27,682,418
2.500%	07/15/2016			16,269,800	20,929,572
2.375%	01/15/2017			16,660,300	21,474,232
2.125%	01/15/2019			1,592,600	1,953,146
2.000%	07/15/2014	‡	‡	7,313,500	9,436,023
2.000%	04/15/2012 - 01/15/2016			19,097,600	23,958,155
1.875%	07/15/2013 - 07/15/2019			20,971,900	26,384,200
1.625%	01/15/2015 - 01/15/2018			6,825,000	8,516,994
1.375%	07/15/2018 - 01/15/2020			11,244,800	13,084,980
1.250%	04/15/2014 - 07/15/2020			9,155,000	10,402,725
1.125%	01/15/2021			4,545,000	5,127,031
0.625%	04/15/2013 - 07/15/2021			12,099,500	12,680,069
0.500%	04/15/2015			11,956,700	12,978,063
0.125%	04/15/2016			28,417,300	30,069,585

					231,157,841

U.S. Treasury Notes—6.0%
U.S. Treasury Note
3.625%	02/15/2021	‡	‡	8,150,000	9,416,437
3.125%	05/15/2021			4,820,000	5,350,571
2.125%	08/15/2021			2,830,000	2,880,422
1.500%	07/31/2016			13,305,000	13,664,727

					31,312,157

TOTAL U.S. TREASURY OBLIGATIONS (Cost $425,824,060)					466,235,996

GOVERNMENT RELATED OBLIGATIONS—0.5%

Non-U.S. Government Agencies—0.4%
Export-Import Bank of Korea (Korea, Republic of)
4.000%	01/29/2021			1,200,000	1,115,142
Petrobras International Finance Co. (Cayman Islands)
3.875%	01/27/2016			1,200,000	1,202,400

					2,317,542

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Inflation

Protected Securities

Fund

Coupon Rate	Maturity Date		Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)

Supranational—0.1%
International Bank for Reconstruction & Development, Series CPI
4.982%	12/10/2013	#	$275,000	$279,796

TOTAL GOVERNMENT RELATED OBLIGATIONS (Cost $2,660,534)				2,597,338

ASSET-BACKED SECURITIES—1.6%
Home Equity—0.3%
Argent Securities, Inc.
Series 2005-W2, Class A2B1
0.435%	10/25/2035	#	257,714	231,423
First Franklin Mortgage Loan Asset Backed Certificates
Series 2005-FF11, Class A2D
0.575%	11/25/2035	#	1,704,048	1,401,589
First Franklin Mortgage Loan Asset Backed Certificates
Series 2006-FF15, Class A3
0.285%	11/25/2036	#	1,960	1,953
Saxon Asset Securities Trust
Series 2003-1, Class AF7
4.034%	06/25/2033		142,525	130,211

				1,765,176

Manufactured Housing—0.2%
Conseco Finance Securitizations Corp.
Series 2002-1, Class A
6.681%	12/01/2033	#	1,158,771	1,232,858

Other—0.1%
Park Place Securities, Inc.
Series 2004-WWF1, Class M2
0.915%	12/25/2034	#	323,735	307,702

Student Loan—1.0%
Illinois Student Assistance Commission
Series 2010-1, Class A1
0.733%	04/25/2017	#	2,538,608	2,532,210
North Carolina State Education Assistance Authority
Series 2011-2, Class A1
0.785%	10/26/2020		600,000	598,884
South Carolina Student Loan Corp.
Series 2010-1, Class A1
0.703%	01/25/2021	#	1,905,858	1,903,114

				5,034,208

TOTAL ASSET-BACKED SECURITIES (Cost $8,365,057)				8,339,944

PURCHASED OPTIONS—0.0%
			Notional	Value
Put—U.S. 1 Year Swaption, Expires 11/19/2012, Strike 2.00% (Cost $8,245)			3,400,000	1,659

Vantagepoint Inflation

Protected Securities

Fund

Coupon Rate	Maturity Date			Face	Value
CERTIFICATES OF DEPOSIT—0.7%
Commercial Banks—0.7%
Abbey National Treasury Services plc (United Kingdom)
1.687%	06/10/2013
(Cost $3,800,000)				$3,800,000	$3,864,501

				Shares	Value
MONEY MARKET FUNDS—8.6%
Institutional Money Market Funds—8.6%
Dreyfus Institutional Cash Advantage Fund, 0.08%		†	†	¥6,000,000	6,000,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.16%			¥	12,429,230	12,429,230
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.16%			††¥	4,931,864	4,931,864
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.13%			††¥	4,000,000	4,000,000
Short-Term Investments Trust Liquid Assets Portfolio, 0.10%			††¥	6,000,000	6,000,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.13%			††¥	6,000,000	6,000,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.11%			††¥	6,000,000	6,000,000

TOTAL MONEY MARKET FUNDS (Cost $45,361,094)					45,361,094

TOTAL INVESTMENTS—105.6% (Cost $514,699,516)					554,016,356
Other assets less liabilities—(5.6%)					(29,557,306)

NET ASSETS—100.0%					$524,459,050

Legend to the Schedule of Investments:

MTN	Medium Term Note

#	Rate is subject to change. Rate shown reflects current rate.
*	Non-income producing.
†	Denotes all or a portion of the security on loan.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—96.4%
Aerospace & Defense—2.5%
Boeing Co. (The)		78,700	$4,762,137
Honeywell International, Inc.		396,600	17,414,706
ITT Corp.		73,800	3,099,600
L-3 Communications Holdings, Inc.		60,200	3,730,594
Lockheed Martin Corp.		43,000	3,123,520
Raytheon Co.		209,700	8,570,439

			40,700,996

Air Freight & Logistics—1.8%
FedEx Corp.		355,600	24,067,008
United Parcel Service, Inc., Class B		89,500	5,651,925

			29,718,933

Automobiles—0.2%
General Motors Co.	*	68,800	1,388,384
Harley-Davidson, Inc.		75,400	2,588,482

			3,976,866

Beverages—0.5%
Molson Coors Brewing Co., Class B		58,300	2,309,263
PepsiCo, Inc.		94,600	5,855,740

			8,165,003

Biotechnology—0.3%
Amgen, Inc.		83,300	4,577,335

Building Products—0.1%
Masco Corp.		242,400	1,725,888
USG Corp.	*†	85,900	578,107

			2,303,995

Capital Markets—3.0%
Bank of New York Mellon Corp. (The)		1,586,100	29,485,599
Legg Mason, Inc.		165,500	4,255,005
Morgan Stanley		105,500	1,424,250
Northern Trust Corp.		119,200	4,169,616
State Street Corp.		333,500	10,725,360

			50,059,830

Chemicals—0.7%
E.I. Du Pont de Nemours & Co.		69,446	2,775,757
International Flavors & Fragrances, Inc.		57,000	3,204,540
Monsanto Co.		96,600	5,799,864

			11,780,161

Commercial Banks—3.1%
KeyCorp		51,800	307,174
PNC Financial Services Group, Inc.		347,900	16,765,301
Regions Financial Corp.		319,100	1,062,603
SunTrust Banks, Inc.		211,200	3,791,040
U.S. Bancorp		356,000	8,380,240
Wells Fargo & Co.		842,000	20,309,040

			50,615,398

Commercial Services & Supplies —0.1%
Avery Dennison Corp.		88,400	2,217,072

Communications Equipment—0.6%
Cisco Systems, Inc.		284,600	4,408,454

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Harris Corp.		154,200	$5,269,014

			9,677,468

Computers & Peripherals—3.7%
Dell, Inc.	*	3,512,500	49,701,875
Hewlett-Packard Co.		490,300	11,007,235

			60,709,110

Construction Materials—2.5%
Cemex SAB de CV ADR (Mexico)	*†	2,314,539	7,313,943
Martin Marietta Materials, Inc.	†	221,000	13,971,620
Vulcan Materials Co.	†	714,900	19,702,644

			40,988,207

Consumer Finance—3.1%
American Express Co.		582,400	26,149,760
Capital One Financial Corp.	†	336,000	13,315,680
SLM Corp.		916,800	11,414,160

			50,879,600

Distributors—0.2%
Genuine Parts Co.		57,052	2,898,242

Diversified Consumer Services—0.1%
H&R Block, Inc.		89,300	1,188,583

Diversified Financial Services—2.8%
Bank of America Corp.		1,744,106	10,673,929
Citigroup, Inc.		388,199	9,945,658
JPMorgan Chase & Co.		735,500	22,153,260
NYSE Euronext		110,200	2,561,048

			45,333,895

Diversified Telecommunication Services—6.3%
AT&T, Inc.		792,642	22,606,150
CenturyLink, Inc.		116,190	3,848,213
Level 3 Communications, Inc.	*†	16,464,000	24,531,360
Telefonica SA (Spain)		132,319	2,535,867
tw telecom inc.	*	1,783,991	29,471,531
Verizon Communications, Inc.		554,841	20,418,149

			103,411,270

Electric Utilities—2.5%
Duke Energy Corp.	†	183,200	3,662,168
Entergy Corp.		244,700	16,221,163
Exelon Corp.		169,300	7,213,873
FirstEnergy Corp.		66,600	2,991,006
Pinnacle West Capital Corp.		71,500	3,070,210
PPL Corp.		100,600	2,871,124
Progress Energy, Inc.		91,800	4,747,896

			40,777,440

Electrical Equipment—1.1%
Cooper Industries plc		103,000	4,750,360
Emerson Electric Co.		307,300	12,694,563

			17,444,923

Electronic Equipment, Instruments & Components—0.4%
Corning, Inc.		555,100	6,861,036

Energy Equipment & Services—0.5%
Diamond Offshore Drilling, Inc.	†	80,000	4,379,200
Schlumberger Ltd.		79,600	4,754,508

			9,133,708

Food & Staples Retailing—0.9%
Walgreen Co.		470,900	15,487,901

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Equity Income Fund
			Shares	Value
COMMON STOCKS—(Continued)
Food Products—1.1%
Archer-Daniels-Midland Co.			159,200	$3,949,752
Campbell Soup Co.	†		104,900	3,395,613
ConAgra Foods, Inc.			158,100	3,829,182
Hershey Co. (The)			70,000	4,146,800
McCormick & Co., Inc.			54,900	2,534,184

				17,855,531

Health Care Equipment & Supplies—1.6%
Baxter International, Inc.			214,900	12,064,486
Medtronic, Inc.			417,900	13,890,996

				25,955,482

Health Care Providers & Services—2.1%
Quest Diagnostics, Inc.			61,100	3,015,896
UnitedHealth Group, Inc.			342,000	15,773,040
WellPoint, Inc.			254,600	16,620,288

				35,409,224

Hotels, Restaurants & Leisure—2.1%
Carnival Corp.			322,100	9,759,630
Marriott International, Inc., Class A			87,588	2,385,897
Yum! Brands, Inc.			450,000	22,225,500

				34,371,027

Household Durables—0.7%
Fortune Brands, Inc.			120,600	6,522,048
Whirlpool Corp.	†		98,500	4,916,135

				11,438,183

Household Products—0.8%
Clorox Co. (The)			91,100	6,042,663
Kimberly-Clark Corp.			103,359	7,339,523

				13,382,186

Independent Power Producers & Energy Traders—0.4%
Constellation Energy Group, Inc.			170,100	6,474,006

Industrial Conglomerates—3.5%
3M Co.			106,900	7,674,351
General Electric Co.			1,421,500	21,663,660
Koninklijke Philips Electronics NV NYRS (Netherlands)	†		1,599,000	28,686,060

				58,024,071

Insurance—8.5%
Allstate Corp. (The)			431,100	10,212,759
Aon Corp.			721,141	30,273,499
Chubb Corp. (The)			42,800	2,567,572
Fairfax Financial Holdings Ltd. (Canada)	†		93,600	36,006,048
Lincoln National Corp.			143,990	2,250,564
Loews Corp.			731,000	25,256,050
Marsh & McLennan Cos., Inc.			222,200	5,897,188
Sun Life Financial, Inc. (Canada)			114,500	2,723,955
Travelers Cos., Inc. (The)			507,000	24,706,110

				139,893,745

Internet & Catalog Retail—1.3%
Liberty Interactive Corp., Series A		*	1,462,500	21,601,125

Internet Software & Services—0.1%
Yahoo! Inc.		*	84,400	1,110,704

IT Services—1.3%
Computer Sciences Corp.			171,600	4,607,460

Vantagepoint Equity Income Fund
				Shares	Value
COMMON STOCKS—(Continued)
International Business Machines Corp.				98,600	$17,257,958

					21,865,418

Leisure Equipment & Products—0.3%
Mattel, Inc.				208,100	5,387,709

Machinery—2.0%
Illinois Tool Works, Inc.				477,300	19,855,680
Ingersoll-Rand plc (Ireland)				14,500	407,305
Stanley Black & Decker, Inc.				251,200	12,333,920

					32,596,905

Media—6.8%
Cablevision Systems Corp., Class A				154,500	2,430,285
Comcast Corp., Class A				157,700	3,295,930
DIRECTV, Class A		*		674,000	28,476,500
Madison Square Garden Co. (The), Class A		*		60,400	1,377,120
McGraw-Hill Cos., Inc. (The)				146,000	5,986,000
New York Times Co. (The), Class A		*	†	207,800	1,207,318
News Corp., Class A				1,774,000	27,443,780
Time Warner, Inc.				249,333	7,472,510
Walt Disney Co. (The)				1,068,300	32,219,928
WPP plc (Ireland)				162,700	1,507,010

					111,416,381

Metals & Mining—0.3%
Nucor Corp.				154,300	4,882,052

Multiline Retail—0.7%
Kohl’s Corp.				68,300	3,353,530
Macy’s, Inc.				110,700	2,913,624
Target Corp.				111,000	5,443,440

					11,710,594

Multi-Utilities—1.3%
Dominion Resources, Inc.				208,600	10,590,622
NiSource, Inc.	†			291,100	6,223,718
TECO Energy, Inc.				68,800	1,178,544
Xcel Energy, Inc.				169,400	4,182,486

					22,175,370

Oil, Gas & Consumable Fuels—10.8%
Anadarko Petroleum Corp.				91,500	5,769,075
BP plc ADR (United Kingdom)				375,398	13,540,606
Chesapeake Energy Corp.				1,961,000	50,103,550
Chevron Corp.				237,558	21,978,866
ConocoPhillips				325,400	20,604,328
Exxon Mobil Corp.				176,760	12,838,079
Marathon Oil Corp.				559,100	12,065,378
Murphy Oil Corp.				134,000	5,917,440
Occidental Petroleum Corp.				220,400	15,758,600
Royal Dutch Shell plc ADR (Netherlands)				169,681	10,438,775
Spectra Energy Corp.				352,212	8,639,760

					177,654,457

Paper & Forest Products—0.5%
International Paper Co.				256,100	5,954,325
MeadWestvaco Corp.				116,000	2,848,960

					8,803,285

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Personal Products—0.3%
Avon Products, Inc.		235,600	$4,617,760

Pharmaceuticals—5.4%
Abbott Laboratories		300,000	15,342,000
Bristol-Myers Squibb Co.		417,000	13,085,460
Johnson & Johnson		399,800	25,471,258
Merck & Co., Inc.		193,100	6,316,301
Pfizer, Inc.		1,138,287	20,124,914
Teva Pharmaceutical Industries Ltd. ADR (Israel)		209,300	7,790,146

			88,130,079

Real Estate Investment Trusts (REITs)—0.1%
Weyerhaeuser Co. REIT		123,137	1,914,780

Road & Rail—0.0%
Canadian Pacific Railway Ltd. (Canada)		14,500	697,305

Semiconductors & Semiconductor Equipment—2.1%
Analog Devices, Inc.		120,500	3,765,625
Applied Materials, Inc.		784,700	8,121,645
Intel Corp.		499,600	10,656,468
Texas Instruments, Inc.		450,100	11,995,165

			34,538,903

Software—1.5%
Microsoft Corp.		979,900	24,389,711

Specialty Retail—1.4%
Home Depot, Inc.		560,000	18,407,200
Staples, Inc.		284,200	3,779,860
Tiffany & Co.		7,300	443,986

			22,631,046

Tobacco—1.6%
Altria Group, Inc.		243,300	6,522,873
Imperial Tobacco Group plc ADR (United Kingdom)		106,900	7,172,990
Philip Morris International, Inc.			12,307,574

		197,300	26,003,437

Wireless Telecommunication Services—0.8%
Vodafone Group plc (United Kingdom)		880,800	2,270,069
Vodafone Group plc ADR (United Kingdom)		422,700	10,842,255

			13,112,324

TOTAL COMMON STOCKS (Cost $1,668,486,181)			1,586,949,772

CONVERTIBLE PREFERRED STOCKS—0.2%
Automobiles—0.2%
General Motors Co., Series B 4.750% (Cost $4,555,013)		91,200	3,199,296

MONEY MARKET FUNDS—9.9%
Institutional Money Market Funds—9.9%
Dreyfus Institutional Cash Advantage Fund, 0.08%	††¥	19,400,000	19,400,000

Vantagepoint Equity Income Fund
		Shares	Value
MONEY MARKET FUNDS—(Continued)
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.16%		¥53,262,572	$53,262,572
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.16%	††¥	18,063,929	18,063,929
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.13%	††¥	13,500,000	13,500,000
Short-Term Investments Trust Liquid Assets Portfolio, 0.10%	††¥ ††¥	19,400,000	19,400,000
Wells Fargo Advantage Cash Investment Money Market Fund- Select Class, 0.13%	††¥	19,400,000	19,400,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.11%	††¥	19,400,000	19,400,000

TOTAL MONEY MARKET FUNDS (Cost $162,426,501)			162,426,501

TOTAL INVESTMENTS—106.5% (Cost $1,835,467,695)			1,752,575,569
Other assets less liabilities—(6.5%)			(107,666,593)

NET ASSETS—100.0%			$1,644,908,976

Legend to the Schedule of Investments:

ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

*	Non-income producing.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Growth & Income Fund
		Shares	Value
COMMON STOCKS—97.0%
Aerospace & Defense—1.1%
Boeing Co. (The)		11,000	$665,610
Honeywell International, Inc.		23,900	1,049,449
Precision Castparts Corp.		28,900	4,492,794
Textron, Inc.		122,950	2,168,838
United Technologies Corp.		46,800	3,292,848

			11,669,539

Air Freight & Logistics—1.9%
C.H. Robinson Worldwide, Inc.		400	27,388
Expeditors International of Washington, Inc.		24,900	1,009,695
FedEx Corp.		49,200	3,329,856
United Parcel Service, Inc., Class B		248,275	15,678,566

			20,045,505

Auto Components—0.6%
Goodyear Tire & Rubber Co. (The)	*	451,700	4,557,653
Johnson Controls, Inc.		51,400	1,355,418

			5,913,071

Automobiles—0.3%
General Motors Co.	*	186,200	3,757,516

Beverages—1.7%
Anheuser-Busch InBev NV ADR (Belgium)		101,860	5,396,543
Coca-Cola Co. (The)		4,200	283,752
Diageo plc ADR (United Kingdom)		157,175	11,934,298
Hansen Natural Corp.	*	4,100	357,889

			17,972,482

Biotechnology—1.4%
Alexion Pharmaceuticals, Inc.	*	13,200	845,592
Amgen, Inc.		152,000	8,352,400
Biogen Idec, Inc.	*	17,400	1,620,810
Celgene Corp.	*	59,100	3,659,472
Vertex Pharmaceuticals, Inc.	*	7,700	342,958

			14,821,232

Capital Markets—4.0%
Ameriprise Financial, Inc.		22,400	881,664
Bank of New York Mellon Corp. (The)		777,500	14,453,725
BlackRock, Inc.		38,000	5,624,380
Charles Schwab Corp. (The)		2,700	30,429
Credit Suisse Group AG (Registered) (Switzerland)	*	1,225	32,047
Credit Suisse Group AG ADR (Switzerland)	†	202,800	5,321,472
Franklin Resources, Inc.		49,300	4,715,052
Goldman Sachs Group, Inc. (The)		44,800	4,235,840
Invesco Ltd.		408,300	6,332,733
Northern Trust Corp.		9,400	328,812
State Street Corp.		21,200	681,792
TD Ameritrade Holding Corp.		14,300	210,282

			42,848,228

Chemicals—3.0%
Air Products & Chemicals, Inc.		20,300	1,550,311
CF Industries Holdings, Inc.		32,100	3,960,819
Dow Chemical Co. (The)		251,500	5,648,690
Ecolab,Inc.		2,200	107,558

Vantagepoint Growth & Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Monsanto Co.		142,500	$8,555,700
Mosaic Co. (The)		100,500	4,921,485
Potash Corp. of Saskatchewan, Inc. (Canada)		36,500	1,577,530
Praxair, Inc.		63,900	5,973,372

			32,295,465

Commercial Banks—3.9%
BB&T Corp.		350,900	7,484,697
Comerica, Inc.		325,600	7,479,032
PNC Financial Services Group, Inc.		199,800	9,628,362
U.S. Bancorp		47,300	1,113,442
Wells Fargo & Co.		644,600	15,547,752

			41,253,285

Commercial Services & Supplies—0.9%
Cintas Corp.		334,000	9,398,760

Communications Equipment—1.7%
Cisco Systems, Inc.		467,800	7,246,222
Juniper Networks, Inc.	*	84,800	1,463,648
Nokia Oyj ADR (Finland)	†	522,000	2,954,520
QUALCOMM, Inc.		125,100	6,083,613

			17,748,003

Computers & Peripherals—3.3%
Apple, Inc.	*	78,000	29,732,040
EMC Corp.	*	116,400	2,443,236
Hewlett-Packard Co.		145,500	3,266,475
NetApp, Inc.	*	100	3,394

			35,445,145

Construction Materials—0.4%
CRH plc ADR (Ireland)	†	276,600	4,290,066

Consumer Finance—1.4%
American Express Co.		337,700	15,162,730

Containers & Packaging—0.4%
Rexam plc ADR (United Kingdom)	†	178,000	4,257,760

Diversified Financial Services—2.4%
Bank of America Corp.		1,264,900	7,741,188
CME Group, Inc.		1,500	369,600
IntercontinentalExchange, Inc.	*	20,800	2,459,808
JPMorgan Chase & Co.		499,008	15,030,121

			25,600,717

Diversified Telecommunication Services—1.0%
AT&T, Inc.		356,306	10,161,847

Electric Utilities—1.3%
Edison International		141,800	5,423,850
Entergy Corp.		79,000	5,236,910
PPL Corp.		112,500	3,210,750

			13,871,510

Electrical Equipment—0.5%
Emerson Electric Co.		24,600	1,016,226
Rockwell Automation, Inc.		57,300	3,208,800
Roper Industries, Inc.		10,100	695,991

			4,921,017

Electronic Equipment, Instruments & Components—1.3%
Corning, Inc.		91,700	1,133,412

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Growth & Income Fund
			Shares	Value
COMMON STOCKS—(Continued)
TE Connectivity Ltd. (Switzerland)			450,875	$12,687,623

				13,821,035

Energy Equipment & Services—2.3%
Baker Hughes, Inc.			98,900	4,565,224
Cameron International Corp.	*		32,200	1,337,588
FMC Technologies, Inc.	*	†	26,600	1,000,160
Halliburton Co.			29,400	897,288
McDermott International, Inc.	*		13,900	149,564
Noble Corp. (Switzerland)	*		171,500	5,033,525
Schlumberger Ltd.			185,200	11,061,996

				24,045,345

Food & Staples Retailing—3.5%
Costco Wholesale Corp.			100	8,212
Sysco Corp.			690,175	17,875,533
Wal-Mart Stores, Inc.			336,575	17,468,242
Whole Foods Market, Inc.			19,500	1,273,545

				36,625,532

Food Products—2.7%
Archer-Daniels-Midland Co.			179,400	4,450,914
General Mills, Inc.			140,900	5,420,423
Nestle SA ADR (Switzerland)			347,125	19,126,587

				28,997,924

Health Care Equipment & Supplies—2.0%
Baxter International, Inc.			128,200	7,197,148
Covidien plc (Ireland)			283,200	12,489,120
Edwards Lifesciences Corp.	*		5,900	420,552
Intuitive Surgical, Inc.	*		100	36,428
Stryker Corp.			29,700	1,399,761

				21,543,009

Health Care Providers & Services—2.8%
AmerisourceBergen Corp.			387,550	14,443,988
Cardinal Health, Inc.			52,100	2,181,948
Express Scripts, Inc.	*		68,800	2,550,416
McKesson Corp.			64,000	4,652,800
UnitedHealth Group, Inc.			134,000	6,180,080

				30,009,232

Health Care Technology—0.0%
Cerner Corp.	*		100	6,852

Hotels, Restaurants & Leisure—1.8%
Carnival Corp.			74,000	2,242,200
Chipotle Mexican Grill, Inc.	*		4,600	1,393,570
Las Vegas Sands Corp.	*		65,900	2,526,606
Marriott International, Inc., Class A			85,871	2,339,126
McDonald’s Corp.			32,700	2,871,714
Starbucks Corp.			132,600	4,944,654
Starwood Hotels & Resorts Worldwide, Inc.			47,900	1,859,478
Wynn Resorts Ltd.			4,400	506,352
Yum! Brands, Inc.			13,700	676,643

				19,360,343

Household Durables—0.4%
Newell Rubbermaid, Inc.			346,800	4,116,516

Household Products—1.5%
Kimberly-Clark Corp.			216,000	15,338,160

Vantagepoint Growth & Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Procter & Gamble Co. (The)		1,175	$74,236

			15,412,396

Industrial Conglomerates—4.5%
3M Co.		260,150	18,676,168
Danaher Corp.		206,800	8,673,192
General Electric Co.		803,100	12,239,244
Tyco International Ltd. (Switzerland)		193,400	7,881,050

			47,469,654

Insurance—4.3%
ACE Ltd. (Switzerland)		90,600	5,490,360
Berkshire Hathaway, Inc., Class B	*	216,800	15,401,472
Marsh & McLennan Cos., Inc.		233,700	6,202,398
Principal Financial Group, Inc.		190,300	4,314,101
Prudential Financial, Inc.		28,700	1,344,882
Unum Group		172,600	3,617,696
Willis Group Holdings plc (United Kingdom)		277,550	9,539,394

			45,910,303

Internet & Catalog Retail—2.0%
Amazon.com, Inc.	*	66,100	14,292,803
Liberty Interactive Corp., Series A	*	68,900	1,017,653
priceline.com, Inc.	*	12,100	5,438,466

			20,748,922

Internet Software & Services—2.8%
Baidu, Inc. ADR (China)	*	52,900	5,655,539
eBay, Inc.	*	90,100	2,657,049
Google, Inc., Class A	*	35,900	18,466,242
Tencent Holdings Ltd. (China)		123,100	2,553,354

			29,332,184

IT Services—3.9%
Accenture plc, Class A (Ireland)		355,325	18,718,521
Automatic Data Processing, Inc.		237,550	11,200,483
Fiserv, Inc.	*	1,900	96,463
International Business Machines Corp.		6,500	1,137,695
Mastercard, Inc., Class A		20,700	6,565,212
Visa, Inc., Class A		41,100	3,523,092
Western Union Co. (The)		100	1,529

			41,242,995

Leisure Equipment & Products— 0.0%
Hasbro, Inc.		1,200	39,132
Mattel, Inc.		100	2,589

			41,721

Life Sciences Tools & Services—0.1%
Thermo Fisher Scientific, Inc.	*	26,300	1,331,832

Machinery—2.1%
Caterpillar, Inc.		7,300	539,032
Cummins, Inc.		8,200	669,612
Deere & Co.		11,200	723,184
Ingersoll-Rand plc (Ireland)		494,175	13,881,376
Joy Global, Inc.		16,900	1,054,222
PACCAR, Inc.		23,200	784,624
Stanley Black & Decker, Inc.		83,900	4,119,490

			21,771,540

Media—5.0%
CBS Corp., Class B		198,000	4,035,240
Comcast Corp., Class A		313,700	6,556,330

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Growth & Income Fund
				Shares	Value
COMMON STOCKS—(Continued)
DIRECTV, Class A		*		5,900	$249,275
Discovery Communications, Inc., Class C		*		50,750	1,783,863
McGraw-Hill Cos., Inc. (The)				341,775	14,012,775
Omnicom Group, Inc.				338,400	12,466,656
Time Warner, Inc.				413,433	12,390,587
Walt Disney Co. (The)				33,800	1,019,408

					52,514,134

Metals & Mining—0.9%
Freeport-McMoRan Copper &
Gold, Inc.				100	3,045
Nucor Corp.				172,400	5,454,736
Steel Dynamics, Inc.				386,300	3,832,096

					9,289,877

Multiline Retail—1.3%
Dollar Tree, Inc.		*		2,850	214,063
Kohl’s Corp.				143,200	7,031,120
Nordstrom, Inc.				138,500	6,326,680

					13,571,863

Oil, Gas & Consumable Fuels—7.3%
Chevron Corp.				209,000	19,336,680
Cimarex Energy Co.				400	22,280
Concho Resources, Inc.		*		15,400	1,095,556
Devon Energy Corp.				253,300	14,042,952
EOG Resources, Inc.				98,890	7,022,179
EQT Corp.				18,800	1,003,168
Exxon Mobil Corp.				600	43,578
Marathon Oil Corp.				122,500	2,643,550
Marathon Petroleum Corp.				61,250	1,657,425
Occidental Petroleum Corp.				101,900	7,285,850
Peabody Energy Corp.				46,700	1,582,196
Petroleo Brasileiro SA ADR (Brazil)				278,700	6,256,815
Range Resources Corp.				22,000	1,286,120
Royal Dutch Shell plc ADR (Netherlands)				139,200	8,563,584
Southwestern Energy Co.		*		156,600	5,219,478

					77,061,411

Pharmaceuticals—3.5%
Allergan, Inc.				28,300	2,331,354
GlaxoSmithKline plc ADR (United Kingdom)	†			293,425	12,115,518
Merck & Co., Inc.				222,640	7,282,555
Pfizer, Inc.				448,600	7,931,248
Shire plc ADR (Ireland)				1,200	112,716
Teva Pharmaceutical Industries Ltd. ADR (Israel)				195,200	7,265,344

					37,038,735

Real Estate Management & Development—0.1%
CB Richard Ellis Group, Inc.		*		44,300	596,278

Road & Rail—0.3%
Norfolk Southern Corp.				1,300	79,326
Union Pacific Corp.				40,700	3,323,969

					3,403,295

Semiconductors & Semiconductor Equipment—2.8%
Altera Corp.				14,800	466,644
Broadcom Corp., Class A		*		87,300	2,906,217
Freescale Semiconductor Holdings I Ltd.		*	†	191,700	2,114,451

Vantagepoint Growth & Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Intel Corp.		320,100	$6,827,733
Linear Technology Corp.		161,910	4,476,811
Marvell Technology Group Ltd. (Bermuda)	*	1,800	26,154
Maxim Integrated Products, Inc.	†	240,800	5,617,864
Xilinx, Inc.		271,900	7,460,936

			29,896,810

Software—1.8%
Autodesk, Inc.	*	28,100	780,618
Intuit, Inc.	*	9,200	436,448
Microsoft Corp.		687,050	17,100,674
Salesforce.com, Inc.	*	4,300	491,404

			18,809,144

Specialty Retail—2.4%
Bed Bath & Beyond, Inc.	*	37,500	2,149,125
Home Depot, Inc.		5,900	193,933
Limited Brands, Inc.		4,700	180,997
Lowe’s Cos., Inc.		258,700	5,003,258
O’Reilly Automotive, Inc.	*	32,300	2,152,149
Staples, Inc.		1,165,025	15,494,833
Tiffany & Co.		11,100	675,102

			25,849,397

Textiles, Apparel & Luxury Goods— 0.8%
Coach, Inc.		27,900	1,446,057
Fossil, Inc.	*	16,200	1,313,172
NIKE, Inc., Class B		34,300	2,932,993
Ralph Lauren Corp.		22,300	2,892,310

			8,584,532

Tobacco—0.6%
Imperial Tobacco Group plc ADR (United Kingdom)		101,900	6,837,490

Trading Companies & Distributors—0.5%
Fastenal Co.	†	110,000	3,660,800
W.W. Grainger, Inc.	†	12,300	1,839,342

			5,500,142

Wireless Telecommunication Services—0.5%
American Tower Corp., Class A	*	105,500	5,675,900

TOTAL COMMON STOCKS (Cost $1,022,033,486)			1,027,850,221

MONEY MARKET FUNDS—4.9%
Institutional Money Market Funds—4.9%
Dreyfus Institutional Cash Advantage Fund, 0.08%	††¥	3,500,000	3,500,000
Fidelity Institutional Money Market: Money Market Portfolio-Institutional Class, 0.16%		¥29,994,409	29,994,409
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.16%	††¥	3,665,056	3,665,056
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.13%	††¥	4,100,000	4,100,000
Short - Term Investments Trust Liquid Assets Portfolio, 0.10%	††¥	3,500,000	3,500,000

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Growth & Income Fund
		Shares	Value
MONEY MARKET FUNDS—(Continued)
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.13%	††¥	3,500,000	$3,500,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.11%	††¥	3,500,000	3,500,000

TOTAL MONEY MARKET FUNDS (Cost $51,759,465)			51,759,465

TOTAL INVESTMENTS—101.9% (Cost $1,073,792,951)			1,079,609,686
Other assets less liabilities—(1.9%)			(20,327,038)

NET ASSETS—100.0%			$1,059,282,648

Legend to the Schedule of Investments:

ADR American Depositary Receipt

*	Non-income producing.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Growth Fund
		Shares	Value
COMMON STOCKS—95.4%
Aerospace & Defense—2.3%
Goodrich Corp.		120,100	$14,493,668
ITT Corp.		61,390	2,578,380
Precision Castparts Corp.		55,775	8,670,781
United Technologies Corp.		173,660	12,218,718

			37,961,547

Air Freight & Logistics—1.1%
FedEx Corp.		255,950	17,322,696

Airlines—0.2%
Southwest Airlines Co.		516,800	4,155,072

Auto Components—0.6%
BorgWarner, Inc.	*†	152,890	9,254,432

Automobiles—0.7%
Ford Motor Co.	*	1,138,512	11,009,411

Beverages—3.8%
Anheuser-Busch InBev NV ADR (Belgium)		103,020	5,458,000
Coca-Cola Co. (The)		414,700	28,017,132
Diageo plc ADR (United Kingdom)		102,178	7,758,375
PepsiCo, Inc.		344,310	21,312,789

			62,546,296

Biotechnology—3.9%
Celgene Corp.	*	547,940	33,928,445
Gilead Sciences, Inc.	*	430,980	16,722,024
Myriad Genetics, Inc.	*	237,216	4,445,428
Vertex Pharmaceuticals, Inc.	*	206,300	9,188,602

			64,284,499

Capital Markets—2.0%
BlackRock, Inc.		67,300	9,961,073
Charles Schwab Corp. (The)		415,900	4,687,193
Goldman Sachs Group, Inc. (The)		102,600	9,700,830
State Street Corp.		254,320	8,178,931

			32,528,027

Chemicals—2.5%
Chemtura Corp.	*	219,660	2,203,190
Dow Chemical Co. (The)		293,640	6,595,154
E.I. Du Pont de Nemours & Co.		120,700	4,824,379
Monsanto Co.		288,500	17,321,540
Mosaic Co. (The)		44,570	2,182,593
Potash Corp. of Saskatchewan, Inc. (Canada)		184,720	7,983,598

			41,110,454

Commercial Banks—0.7%
Wells Fargo & Co.		466,100	11,242,332

Communications Equipment—4.4%
Acme Packet, Inc.	*	72,200	3,074,998
Cisco Systems, Inc.		1,211,240	18,762,108
F5 Networks, Inc.	*	97,500	6,927,375
QUALCOMM, Inc.		826,000	40,168,380
Riverbed Technology, Inc.	*	99,300	1,982,028

			70,914,889

Computers & Peripherals—6.7%
Apple, Inc.	*	192,605	73,417,174
EMC Corp.	*	1,139,690	23,922,093
NetApp, Inc.	*	190,319	6,459,427
SanDisk Corp.	*	115,766	4,671,158

			108,469,852

Vantagepoint Growth Fund
		Shares	Value
COMMON STOCKS—(Continued)
Construction & Engineering—0.4%
Quanta Services, Inc.	*	316,354	$5,944,292

Consumer Finance—1.6%
American Express Co.		282,400	12,679,760
Capital One Financial Corp.	†	113,414	4,494,597
Discover Financial Services		358,763	8,230,023

			25,404,380

Diversified Financial Services—0.6%
Citigroup, Inc.		373,890	9,579,062

Energy Equipment & Services—4.9%
Cameron International Corp.	*	83,480	3,467,759
Ensco plc ADR (United Kingdom)		222,290	8,987,185
Halliburton Co.		436,070	13,308,856
Nabors Industries Ltd. (Bermuda)	*	383,700	4,704,162
National Oilwell Varco, Inc.		288,060	14,754,433
Schlumberger Ltd.		470,290	28,090,422
Weatherford International Ltd. (Switzerland)	*	561,240	6,852,741

			80,165,558

Food & Staples Retailing—1.4%
Wal-Mart Stores, Inc.		252,800	13,120,320
Whole Foods Market, Inc.		150,300	9,816,093

			22,936,413

Food Products—2.7%
General Mills, Inc.		288,730	11,107,443
Hershey Co. (The)		367,065	21,744,931
Mead Johnson Nutrition Co.		99,150	6,824,494
Unilever NV ADR (Netherlands)		121,300	3,819,737

			43,496,605

Health Care Equipment & Supplies—0.5%
Medtronic, Inc.		257,700	8,565,948

Health Care Providers & Services—1.3%
Aetna, Inc.		303,010	11,014,414
Express Scripts, Inc.	*	39,090	1,449,066
Humana, Inc.		11,240	817,485
Omnicare, Inc.	†	87,400	2,222,582
UnitedHealth Group, Inc.		110,400	5,091,648

			20,595,195

Hotels, Restaurants & Leisure—3.3%
Intercontinental Hotels Group plc ADR (United Kingdom)		53,300	857,064

Las Vegas Sands Corp.	*	392,105	15,033,306
McDonald’s Corp.		135,830	11,928,591
Starbucks Corp.		407,900	15,210,591
Starwood Hotels & Resorts Worldwide, Inc.		185,350	7,195,287
Yum! Brands, Inc.		59,960	2,961,424

			53,186,263

Household Products—2.0%
Colgate-Palmolive Co.		30,150	2,673,702
Procter & Gamble Co. (The)		479,100	30,269,538

			32,943,240

Industrial Conglomerates—2.9%
3M Co.		272,400	19,555,596
Danaher Corp.		242,110	10,154,093
General Electric Co.	1,195,740		18,223,078

			47,932,767

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Growth Fund
		Shares	Value
COMMON STOCKS—(Continued)
Insurance—1.1%
ACE Ltd. (Switzerland)		96,330	$5,837,598
Aon Corp.		18,290	767,814
Arch Capital Group Ltd. (Bermuda)	*	76,400	2,496,370
Berkshire Hathaway, Inc., Class B	*	66,300	4,709,952
Marsh & McLennan Cos., Inc.		129,700	3,442,238

			17,253,972

Internet & Catalog Retail—3.0%
Amazon.com, Inc.	*	143,900	31,115,497
priceline.com, Inc.	*	38,330	17,227,802

			48,343,299

Internet Software & Services—2.5%
eBay, Inc.	*	440,100	12,978,549
Google, Inc., Class A	*	44,740	23,013,361
Rackspace Hosting, Inc.	*	118,154	4,033,778

			40,025,688

IT Services—7.3%
Accenture plc, Class A (Ireland)		237,740	12,524,143
Automatic Data Processing, Inc.		450,200	21,226,930
Cognizant Technology Solutions Corp., Class A	*	292,235	18,323,135
International Business Machines Corp.		149,900	26,236,997
Mastercard, Inc., Class A		75,140	23,831,402
Teradata Corp.	*	89,500	4,790,935
Visa, Inc., Class A		145,020	12,431,114

			119,364,656

Life Sciences Tools & Services—1.0%
Agilent Technologies, Inc.	*	145,052	4,532,875
Illumina, Inc.	*	104,190	4,263,455
Thermo Fisher Scientific, Inc.	*	158,044	8,003,348

			16,799,678

Machinery—1.7%
Caterpillar, Inc.		155,000	11,445,200
Cummins, Inc.		60,100	4,907,766
Deere & Co.		167,834	10,837,041

			27,190,007

Media—2.3%
Comcast Corp., Class A		471,720	9,858,948
DIRECTV, Class A	*	111,300	4,702,425
Viacom, Inc., Class B		231,190	8,956,301
Walt Disney Co. (The)		490,400	14,790,464

			38,308,138

Metals & Mining—0.2%
Barrick Gold Corp. (Canada)		65,090	3,036,448
Newmont Mining Corp.		8,150	512,635

			3,549,083

Multiline Retail—0.8%
Target Corp.		260,830	12,791,103

Oil, Gas & Consumable Fuels—4.6%
Anadarko Petroleum Corp.		6,410	404,151
Apache Corp.		87,400	7,012,976
Cabot Oil & Gas Corp.		109,283	6,765,711
Cenovus Energy, Inc. (Canada)		209,820	6,443,572
ConocoPhillips		89,400	5,660,808
CONSOL Energy, Inc.		246,500	8,363,745
Occidental Petroleum Corp.		226,280	16,179,020
Range Resources Corp.		19,700	1,151,662

Vantagepoint Growth Fund
		Shares	Value
COMMON STOCKS—(Continued)
Southwestern Energy Co.	*	120,100	$4,002,933
Suncor Energy, Inc. (Canada)		354,810	9,026,366
Valero Energy Corp.		583,940	10,382,453

			75,393,397

Personal Products—0.8%
Avon Products, Inc.		365,900	7,171,640
Estee Lauder Cos., Inc. (The), Class A		72,344	6,354,697

			13,526,337

Pharmaceuticals—6.8%
Abbott Laboratories		326,800	16,712,552
Allergan, Inc.		143,720	11,839,654
Eli Lilly & Co.		341,490	12,624,885
Johnson & Johnson		418,068	26,635,112
Pfizer, Inc.		588,100	10,397,608
Questcor Pharmaceuticals, Inc.	*	31,700	864,142
Roche Holding AG ADR (Switzerland)		133,100	5,353,282
Valeant Pharmaceuticals International, Inc. (Canada)		69,700	2,587,264
Warner Chilcott plc, Class A (Ireland)	*	752,447	10,759,992
Watson Pharmaceuticals, Inc.	*	180,800	12,339,600

			110,114,091

Professional Services—0.3%
Verisk Analytics, Inc., Class A	*	122,760	4,268,365

Semiconductors & Semiconductor Equipment—1.1%
Altera Corp.		148,570	4,684,412
Avago Technologies Ltd. (Singapore)		106,100	3,476,897
Broadcom Corp., Class A	*	216,930	7,221,600
First Solar, Inc.	*†	42,300	2,673,783

			18,056,692

Software—6.5%
Adobe Systems, Inc.	*	439,554	10,624,020
Autodesk, Inc.	*	138,500	3,847,530
Check Point Software Technologies Ltd. (Israel)	*	201,525	10,632,459
Citrix Systems, Inc.	*	211,330	11,523,825
Electronic Arts, Inc.	*	226,800	4,638,060
Microsoft Corp.		990,000	24,641,100
Oracle Corp.		888,770	25,543,250
Red Hat, Inc.	*	84,631	3,576,506
Salesforce.com, Inc.	*	68,500	7,828,180
VMware, Inc., Class A	*†	39,900	3,207,162

			106,062,092

Specialty Retail—3.5%
Bed Bath & Beyond, Inc.	*	255,570	14,646,717
Home Depot, Inc.	†	356,200	11,708,294
Limited Brands, Inc.		130,800	5,037,108
Lowe’s Cos., Inc.		1,168,300	22,594,922
Williams-Sonoma, Inc.		75,300	2,318,487

			56,305,528

Textiles, Apparel & Luxury Goods—0.9%
Adidas AG ADR (Germany)		84,260	2,560,661
NIKE, Inc., Class B		148,670	12,712,772

			15,273,433

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Growth Fund
		Shares	Value
COMMON STOCKS—(Continued)
Tobacco—0.5%
Philip Morris International, Inc.		128,490	$8,015,206

TOTAL COMMON STOCKS (Cost $1,540,064,600)			1,552,189,995

MONEY MARKET FUNDS—5.7%
Institutional Money Market Funds—5.7%
Dreyfus Institutional Cash Advantage Fund 0.08%	††¥	3,000,000	3,000,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.16%		¥74,963,986	74,963,986
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.16%	††¥	2,750,817	2,750,817
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.13%	††¥	3,000,000	3,000,000
Short-Term Investments Trust Liquid Assets Portfolio, 0.10%	††¥	3,000,000	3,000,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.13%	††¥	3,000,000	3,000,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.11%	††¥	3,000,000	3,000,000

TOTAL MONEY MARKET FUNDS (Cost $92,714,803)			92,714,803

TOTAL INVESTMENTS—101.1% (Cost $1,632,779,403)			1,644,904,798
Other assets less liabilities—(1.1%)			(17,305,775)

NET ASSETS—100.0%			$1,627,599,023

Legend to the Schedule of Investments:

ADR American	Depositary Receipt

†	Denotes all or a portion of the security on loan.
*	Non-income producing.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Select Value Fund
		Shares	Value
COMMON STOCKS—97.7%
Aerospace & Defense—3.9%
L-3 Communications Holdings, Inc.		29,600	$1,834,312
Northrop Grumman Corp.		7,807	407,213
Rockwell Collins, Inc.		45,100	2,379,476
Spirit Aerosystems Holdings, Inc., Class A	*	93,100	1,484,945

TransDigm Group, Inc.	*	46,719	3,815,541
Triumph Group, Inc.		28,090	1,369,106

			11,290,593

Auto Components—1.3%
BorgWarner, Inc.	*†	29,900	1,809,847
Lear Corp.		45,675	1,959,457

			3,769,304

Automobiles—0.4%
Harley-Davidson, Inc.		35,675	1,224,723

Beverages—0.2%
Constellation Brands, Inc., Class A	*	27,050	486,900

Building Products—0.3%
Owens Corning, Inc.	*	38,125	826,550

Capital Markets—1.5%
Invesco Ltd.		80,850	1,253,984
Northern Trust Corp.		45,800	1,602,084
Raymond James Financial, Inc.		53,825	1,397,297

			4,253,365

Chemicals—0.7%
Agrium, Inc. (Canada)		15,850	1,056,561
Huntsman Corp.		96,100	929,287

			1,985,848

Commercial Banks—3.7%
Bank of Hawaii Corp.		73,000	2,657,200
Fifth Third Bancorp		198,575	2,005,607
Huntington Bancshares, Inc./Ohio		357,325	1,715,160
KeyCorp		296,700	1,759,431
M&T Bank Corp.		26,500	1,852,350
TCF Financial Corp.		76,200	697,992

			10,687,740

Commercial Services & Supplies—2.0%
R.R. Donnelley & Sons Co.		276,213	3,900,128
Steelcase, Inc., Class A	†	296,800	1,872,808

			5,772,936

Communications Equipment—1.2%
Alcatel-Lucent ADR (France)	*	376,350	1,065,071
Comtech TelecommunicationsCorp.		83,000	2,331,470

			3,396,541

Computers & Peripherals—1.1%
Lexmark International, Inc., Class A	*	66,200	1,789,386
Western Digital Corp.	*	55,000	1,414,600

			3,203,986

Construction & Engineering—2.1%
Jacobs Engineering Group, Inc.	*	62,000	2,001,980
KBR, Inc.		59,910	1,415,673
URS Corp.	*	91,700	2,719,822

			6,137,475

Consumer Finance—1.5%
Discover Financial Services		103,050	2,363,967

Vantagepoint Select Value Fund
		Shares	Value
COMMON STOCKS—(Continued)
SLM Corp.		165,450	$2,059,853

			4,423,820

Containers & Packaging—2.9%
AptarGroup, Inc.		42,050	1,878,373
Bemis Co., Inc.		98,300	2,881,173
Sonoco Products Co.		126,452	3,569,740

			8,329,286

Diversified Consumer Services—1.0%
H&R Block, Inc.		139,800	1,860,738
Weight Watchers International, Inc.	†	17,150	998,988

			2,859,726

Diversified Financial Services—0.3%
PHH Corp.	*	63,200	1,016,256

Electric Utilities—3.1%
FirstEnergy Corp.		58,000	2,604,780
Pinnacle West Capital Corp.		75,000	3,220,500
PPL Corp.		80,175	2,288,195
Westar Energy, Inc.		30,100	795,242

			8,908,717

Electrical Equipment—0.6%
Hubbell, Inc., Class B		35,000	1,733,900

Electronic Equipment, Instruments & Components—3.0%
Arrow Electronics, Inc.	*	78,000	2,166,840
Avnet, Inc.	*	101,700	2,652,336
FLIR Systems, Inc.		50,400	1,262,520
Ingram Micro, Inc., Class A	*	156,300	2,521,119

			8,602,815

Energy Equipment & Services—2.3%
Ensco plc ADR (United Kingdom)		47,457	1,918,687
Oil States International, Inc.	*	28,250	1,438,490
Patterson-UTI Energy, Inc.		9,600	166,464
SEACOR Holdings, Inc.		23,800	1,908,998
Superior Energy Services, Inc.	*	51,325	1,346,768

			6,779,407

Food & Staples Retailing—2.0%
Kroger Co. (The)		115,400	2,534,184
Ruddick Corp.	†	45,765	1,784,377
Sysco Corp.		56,200	1,455,580

			5,774,141

Food Products—2.3%
Campbell Soup Co.		45,000	1,456,650
Hain Celestial Group, Inc. (The)	*	62,675	1,914,721
Sara Lee Corp.		118,351	1,935,039
Smithfield Foods, Inc.	*	71,650	1,397,175

			6,703,585

Gas Utilities—0.3%
UGI Corp.		37,500	985,125

Health Care Equipment & Supplies—0.6%
Zimmer Holdings, Inc.	*	32,675	1,748,112

Health Care Providers & Services—3.2%
Cardinal Health, Inc.		46,625	1,952,655
CIGNA Corp.		90,000	3,774,600
Health Management Associates, Inc., Class A	*	211,250	1,461,850
Health Net, Inc.	*	63,075	1,495,508

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Select Value Fund
			Shares	Value
COMMON STOCKS—(Continued)
Quest Diagnostics, Inc.			11,600	$572,576

				9,257,189

Hotels, Restaurants & Leisure—1.6%
Darden Restaurants, Inc.			46,000	1,966,500
Wyndham Worldwide Corp.			92,800	2,645,728

				4,612,228

Household Durables—0.4%
Mohawk Industries, Inc.		*†	29,700	1,274,427

Industrial Conglomerates—0.9%
Carlisle Cos., Inc.			84,700	2,700,236

Insurance—12.2%
Alleghany Corp.		*	9,670	2,789,795
Allied World Assurance Co. Holdings AG (Switzerland)	†		19,400	1,041,974
Allstate Corp. (The)			217,100	5,143,099
Aon Corp.			56,549	2,373,927
Arch Capital Group Ltd. (Bermuda)		*	128,500	4,198,737
Fidelity National Financial, Inc., Class A			103,500	1,571,130
Hartford Financial Services Group, Inc.			28,350	457,569

HCC Insurance Holdings, Inc.			116,900	3,162,145
Lincoln National Corp.			295,660	4,621,166
Loews Corp.			50,100	1,730,955
Marsh & McLennan Cos., Inc.			85,300	2,263,862
Progressive Corp. (The)			136,700	2,427,792
W.R. Berkley Corp.			49,800	1,478,562
XL Group plc (Ireland)			111,800	2,101,840

				35,362,553

Internet Software & Services—0.8%
Open Text Corp. (Canada)		*	14,500	755,740
ValueClick, Inc.		*	93,875	1,460,695

				2,216,435

IT Services—4.4%
Broadridge Financial Solutions, Inc.			77,200	1,554,808
Computer Sciences Corp.			131,067	3,519,149
Convergys Corp.		*	202,100	1,895,698
SAIC, Inc.		*	142,300	1,680,563
Total System Services, Inc.			124,100	2,101,013
Western Union Co. (The)			144,100	2,203,289

				12,954,520

Leisure Equipment & Products—1.8%
Brunswick Corp.		†	207,600	2,914,704
Mattel, Inc.			87,000	2,252,430

				5,167,134

Life Sciences Tools & Services—0.7%
Life Technologies Corp.		*	50,400	1,936,872

Machinery—2.5%
Dover Corp.			56,100	2,614,260
Eaton Corp.			33,500	1,189,250
Flowserve Corp.			16,400	1,213,600
Pentair, Inc.			37,550	1,201,975
Timken Co.			36,900	1,211,058

				7,430,143

Media—0.8%
CBS Corp., Class B			33,950	691,901

Vantagepoint Select Value Fund
		Shares	Value
COMMON STOCKS—(Continued)
Omnicom Group, Inc.		48,100	$1,772,004

			2,463,905

Metals & Mining—0.2%
Alcoa, Inc.		68,325	653,870

Multiline Retail—1.0%
Macy’s, Inc.		106,150	2,793,868

Multi-Utilities—4.2%
CMS Energy Corp.		99,400	1,967,126
DTE Energy Co.		14,600	715,692
NiSource, Inc.	†	85,275	1,823,180
OGE Energy Corp.		29,500	1,409,805
PG&E Corp.		75,300	3,185,943
SCANA Corp.		33,600	1,359,120
Wisconsin Energy Corp.		11,100	347,319
Xcel Energy, Inc.		58,600	1,446,834

			12,255,019

Oil, Gas & Consumable Fuels—4.7%
Cimarex Energy Co.		34,600	1,927,220
Denbury Resources, Inc.	*	117,975	1,356,713
Energen Corp.		63,225	2,585,270
Murphy Oil Corp.		44,500	1,965,120
QEP Resources, Inc.		55,200	1,494,264
Range Resources Corp.		19,100	1,116,586
Southwestern Energy Co.	*	58,800	1,959,804
Western Refining, Inc.	*†	97,800	1,218,588

			13,623,565

Paper & Forest Products—0.3%
MeadWestvaco Corp.		38,475	944,946

Personal Products—0.7%
Herbalife Ltd. (Cayman Islands)		24,975	1,338,660
Nu Skin Enterprises, Inc., Class A		18,875	764,815

			2,103,475
Professional Services—2.5%
Dun & Bradstreet Corp. (The)		28,700	1,758,162
Equifax, Inc.		67,400	2,071,876
Manpower, Inc.		39,800	1,338,076
Towers Watson & Co., Class A		38,000	2,271,640
			7,439,754
Real Estate Investment Trusts (REITs)—5.9%
Annaly Capital Management, Inc. REIT		184,550	3,069,067
BioMed Realty Trust, Inc. REIT		71,450	1,183,926
Capstead Mortgage Corp. REIT		67,072	774,011
CBL & Associates Properties, Inc. REIT		136,875	1,554,900
Duke Realty Corp. REIT		365,732	3,840,186
DuPont Fabros Technology, Inc. REIT	†	37,325	734,929
Entertainment Properties Trust REIT		24,400	951,112
Hatteras Financial Corp. REIT		48,500	1,220,260
Health Care REIT, Inc. REIT		44,250	2,070,900
Home Properties, Inc. REIT	†	29,595	1,679,812
			17,079,103
Road & Rail—2.3%
Hertz Global Holdings, Inc.	*	128,825	1,146,543
Ryder System, Inc.		66,875	2,508,481

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Select Value Fund
		Shares	Value
COMMON STOCKS—(Continued)
Werner Enterprises, Inc.	†	146,093	$3,043,117

			6,698,141
Semiconductors & Semiconductor Equipment—1.9%
Analog Devices, Inc.		71,300	2,228,125
Applied Materials, Inc.		184,400	1,908,540
Atmel Corp.	*	159,200	1,284,744
			5,421,409
Software—1.7%
Cadence Design Systems, Inc.	*	79,125	731,115
Electronic Arts, Inc.	*	28,025	573,111
Symantec Corp.	*	115,000	1,874,500
Synopsys, Inc.	*	77,600	1,890,336
			5,069,062
Specialty Retail—1.1%
Foot Locker, Inc.		40,325	810,129
Pier 1 Imports, Inc.	*	109,275	1,068,710
Signet Jewelers Ltd. (Bermuda)	*	38,550	1,302,990
			3,181,829
Textiles, Apparel & Luxury Goods—1.5%
PVH Corp.		25,910	1,508,998
V.F. Corp.		23,800	2,892,176
			4,401,174
Thrifts & Mortgage Finance—0.5%
First Niagara Financial Group, Inc.		153,450	1,404,068
Tobacco—0.2%
Lorillard, Inc.		4,600	509,220
Water Utilities—1.4%
American Water Works Co., Inc.		131,275	3,961,880
TOTAL COMMON STOCKS (Cost $295,169,731)			283,816,876

MONEY MARKET FUNDS—5.2%
Institutional Money Market Funds—5.2%
Dreyfus Institutional Cash Advantage Fund, 0.08%	††¥	1,500,000	1,500,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.16%		¥7,002,260	7,002,260
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.16%	††¥	1,274,118	1,274,118
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.13%	††¥	950,000	950,000
Short-Term Investments Trust Liquid Assets Portfolio, 0.10%	††¥	1,500,000	1,500,000
Wells Fargo Advantage Cash Investment Money Market Fund -Select Class, 0.13%	††¥	1,500,000	1,500,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.11%	††¥	1,500,000	1,500,000

TOTAL MONEY MARKET FUNDS (Cost $15,226,378)			15,226,378

Vantagepoint Select Value Fund
TOTAL INVESTMENTS—102.9% (Cost $310,396,109)	299,043,254
Other assets less liabilities—(2.9%)	(8,430,663)

NET ASSETS—100.0%	$290,612,591

Legend	to the Schedule of Investments:
ADR American	Depositary Receipt
REIT Real	Estate Investment Trust

*	Non-income producing.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—97.6%
Aerospace & Defense—0.7%
Rockwell Collins, Inc.		116,475	$6,145,221

Air Freight & Logistics—2.5%
C.H. Robinson Worldwide, Inc.		155,325	10,635,103
Expeditors International of Washington, Inc.		165,345	6,704,739
FedEx Corp.		73,100	4,947,408

			22,287,250

Airlines—1.1%
United Continental Holdings, Inc.	*	508,995	9,864,323

Biotechnology—1.0%
Amylin Pharmaceuticals, Inc.	*	448,925	4,143,578
Dendreon Corp.	*†	98,900	890,100
Human Genome Sciences, Inc.	*	281,700	3,574,773

			8,608,451

Building Products—0.8%
Masco Corp.		483,400	3,441,808
Owens Corning, Inc.	*	149,005	3,230,428

			6,672,236

Capital Markets—3.5%
Bank of New York Mellon Corp. (The)		484,000	8,997,560
Fortress Investment Group LLC, Class A	*	1,364,400	4,106,844
Greenhill & Co., Inc.	†	145,795	4,168,279
Invesco Ltd.		64,800	1,005,048
Lazard Ltd., Class A (Bermuda)		100,800	2,126,880
SEI Investments Co.		379,800	5,841,324
TD Ameritrade Holding Corp.		327,400	4,814,417

			31,060,352

Chemicals—1.8%
Airgas, Inc.		69,300	4,422,726
Ecolab, Inc.		134,000	6,551,260
FMC Corp.		75,680	5,234,029

			16,208,015

Commercial Banks—1.1%
Fifth Third Bancorp		460,400	4,650,040
First Interstate BancSystem, Inc.	†	247,300	2,648,583
Synovus Financial Corp.	†	2,461,900	2,634,233

			9,932,856

Commercial Services & Supplies—0.4%
Copart, Inc.	*	92,400	3,614,688

Communications Equipment—1.4%
Acme Packet, Inc.	*	49,550	2,110,334
ADTRAN, Inc.		216,475	5,727,929
F5 Networks, Inc.	*	65,100	4,625,355

			12,463,618

Computers & Peripherals—2.3%
Dell, Inc.	*	1,257,000	17,786,550
NetApp, Inc.	*	64,800	2,199,312

			19,985,862

Construction & Engineering—2.6%
ACS Actividades de Construccion y Servicios SA (Spain)	†	304,000	10,713,119
AECOM Technology Corp.	*	191,200	3,378,504
Jacobs Engineering Group, Inc.	*	159,200	5,140,568

Vantagepoint Aggressive Opportunities Fund
			Shares	Value
COMMON STOCKS—(Continued)
URS Corp.		*	120,700	$3,579,962

				22,812,153

Construction Materials—0.9%
Cemex SAB de CV ADR (Mexico)		*†	1,090,534	3,446,087
Vulcan Materials Co.		†	160,924	4,435,066

				7,881,153

Distributors—0.4%
Pool Corp.			149,900	3,924,382

Diversified Consumer Services—0.5%
Career Education Corp.		*†	300,900	3,926,745

Diversified Financial Services—1.6%
KKR Financial Holdings LLC			1,271,900	9,450,217
NASDAQ OMX Group, Inc. (The)		*	180,700	4,181,398

				13,631,615

Diversified Telecommunication Services—2.2%
Level 3 Communications, Inc.		*†	6,017,000	8,965,330
tw telecom inc.		*	640,000	10,572,800

				19,538,130

Electrical Equipment—2.0%
AMETEK, Inc.			262,700	8,661,219
Babcock & Wilcox Co. (The)		*	160,575	3,139,241
Cooper Industries plc			124,800	5,755,776

				17,556,236

Electronic Equipment, Instruments & Components—0.5%
FLIR Systems, Inc.			64,200	1,608,210
Trimble Navigation Ltd.		*	87,098	2,922,138

				4,530,348

Energy Equipment & Services—1.1%
Cameron International Corp.		*	87,400	3,630,596
Complete Production Services, Inc.		*	77,600	1,462,760
Core Laboratories NV (Netherlands)	†		28,100	2,524,223
Oil States International, Inc.		*	46,900	2,388,148

				10,005,727

Food & Staples Retailing—1.2%
Safeway, Inc.			327,300	5,442,999
Whole Foods Market, Inc.			78,305	5,114,100

				10,557,099

Food Products—0.5%
Hershey Co. (The)			66,250	3,924,650

Health Care Equipment & Supplies—2.5%
Boston Scientific Corp.		*	869,000	5,135,790
Gen-Probe, Inc.		*	126,500	7,242,125
Hologic, Inc.		*	193,000	2,935,530
ResMed, Inc.		*	235,425	6,777,886

				22,091,331

Health Care Providers & Services—3.1%
DaVita, Inc.		*	199,400	12,496,398
Health Management Associates, Inc., Class A		*	367,800	2,545,176
Lincare Holdings, Inc.			269,825	6,071,062
WellPoint, Inc.			94,400	6,162,432

				27,275,068

Health Care Technology—0.8%
MedAssets, Inc.		*†	460,600	4,426,366

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
SXC Health Solutions Corp.	*	42,800	$2,383,960

			6,810,326

Hotels, Restaurants & Leisure—1.5%
Bwin.Party Digital Entertainment plc (Gibraltar)		1,534,000	2,929,693
P.F. Chang’s China Bistro, Inc.		103,300	2,813,892
Yum! Brands, Inc.		149,000	7,359,110

			13,102,695

Household Durables—1.4%
Lennar Corp., Class A	†	352,700	4,775,558
NVR, Inc.	*	11,700	7,066,566
Tempur-Pedic International, Inc.	*	14,900	783,889

			12,626,013

Household Products—1.2%
Church & Dwight Co., Inc.		77,300	3,416,660
Energizer Holdings, Inc.	*	111,400	7,401,416

			10,818,076

Independent Power Producers & Energy Traders—0.6%
Calpine Corp.	*	357,900	5,039,232

Industrial Conglomerates—1.1%
Koninklijke Philips Electronics NV NYRS (Netherlands)	†	528,000	9,472,320

Insurance—7.9%
Aflac, Inc.		52,900	1,848,855
Aon Corp.		238,000	9,991,240
Assured Guaranty Ltd. (Bermuda)		859,300	9,443,707
Axis Capital Holdings Ltd. (Bermuda)		108,000	2,801,520
Fairfax Financial Holdings Ltd. (Canada)	†	38,540	14,825,567
Genworth Financial, Inc., Class A	*	741,400	4,255,636
Hartford Financial Services Group, Inc.		262,700	4,239,978
Loews Corp.		273,000	9,432,150
RenaissanceRe Holdings Ltd. (Bermuda)		126,100	8,045,180
Syncora Holdings Ltd. (Bermuda)	*†	626,661	250,665
XL Group plc (Ireland)		238,900	4,491,320

			69,625,818

Internet & Catalog Retail—1.9%
Expedia, Inc.		162,800	4,192,100
Liberty Interactive Corp., Series A	*	589,575	8,708,023
Netflix, Inc.	*	31,375	3,550,395

			16,450,518

Internet Software & Services—2.7%
Active Network, Inc. (The)	*†	98,000	1,445,500
eBay, Inc.	*	263,600	7,773,564
Rackspace Hosting, Inc.	*	112,900	3,854,406
VeriSign, Inc.		369,875	10,582,124

			23,655,594

IT Services—3.8%
Alliance Data Systems Corp.	*†	84,200	7,805,340
Amdocs Ltd. (Guernsey, Channel Islands)	*	257,800	6,991,536
Gartner, Inc.	*	42,000	1,464,540
Global Payments, Inc.		106,900	4,317,691
NeuStar, Inc., Class A	*	179,600	4,515,144
Teradata Corp.	*	53,800	2,879,914

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
VeriFone Systems, Inc.	*	73,000	$2,556,460
Western Union Co. (The)		165,600	2,532,024

			33,062,649

Leisure Equipment & Products— 0.1%
Hasbro, Inc.		37,700	1,229,397

Life Sciences Tools & Services—1.2%
BG Medicine, Inc.	*†	317,300	1,126,415
Mettler-Toledo International, Inc.	*	21,800	3,051,128
Waters Corp.	*	87,150	6,578,953

			10,756,496

Machinery—2.9%
Navistar International Corp.	*	98,800	3,173,456
PACCAR, Inc.		157,900	5,340,178
Pall Corp.		75,200	3,188,480
Parker Hannifin Corp.		39,500	2,493,635
SPX Corp.		46,800	2,120,508
Stanley Black & Decker, Inc.		136,100	6,682,510
WABCO Holdings, Inc.	*	64,200	2,430,612

			25,429,379

Media—5.2%
DIRECTV, Class A	*	234,000	9,886,500
Discovery Communications, Inc., Class C	*	192,800	6,776,920
National CineMedia, Inc.		151,800	2,202,618
News Corp., Class A		588,000	9,096,360
Virgin Media, Inc.	†	446,300	10,867,405
Walt Disney Co. (The)		226,200	6,822,192

			45,651,995

Metals & Mining—0.5%
Walter Energy, Inc.		65,610	3,937,256

Multiline Retail—0.4%
Big Lots, Inc.	*	104,150	3,627,544

Oil, Gas & Consumable Fuels—6.0%
Alpha Natural Resources, Inc.	*	288,160	5,097,550
Chesapeake Energy Corp.		695,000	17,757,250
Cimarex Energy Co.		34,900	1,943,930
Concho Resources, Inc.	*	47,500	3,379,150
CONSOL Energy, Inc.		124,900	4,237,857
Denbury Resources, Inc.	*	206,300	2,372,450
EXCO Resources, Inc.		293,000	3,140,960
Pioneer Natural Resources Co.	†	97,605	6,419,481
QEP Resources, Inc.		125,400	3,394,578
Whiting Petroleum Corp.	*	146,300	5,132,204

			52,875,410

Personal Products—0.4%
Herbalife Ltd. (Cayman Islands)		73,200	3,923,520

Pharmaceuticals—2.6%
Forest Laboratories, Inc.	*	189,200	5,825,468
Medicis Pharmaceutical Corp., Class A		121,700	4,439,616
Nektar Therapeutics	*†	283,200	1,373,520
Shire plc ADR (Ireland)		45,900	4,311,387
Watson Pharmaceuticals, Inc.	*	100,930	6,888,473

			22,838,464

Professional Services—1.1%
IHS, Inc., Class A	*	57,400	4,294,094
Manpower, Inc.		59,400	1,997,028

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
Nielsen Holdings NV	*	134,000	$3,494,720

			9,785,842

Real Estate Investment Trusts (REITs) —1.1%
American Capital Agency Corp. REIT		143,600	3,891,560
PennyMac Mortgage Investment Trust REIT	†	343,300	5,458,470

			9,350,030

Real Estate Management & Development—0.2%
Jones Lang LaSalle, Inc.		26,600	1,378,146

Road & Rail—0.7%
Kansas City Southern	*	117,300	5,860,308

Semiconductors & Semiconductor Equipment—5.9%
Altera Corp.		140,750	4,437,848
Analog Devices, Inc.		77,900	2,434,375
ASML Holding NV, Class G NYRS (Netherlands)		63,900	2,207,106
Broadcom Corp., Class A	*	112,900	3,758,441
First Solar, Inc.	*	33,800	2,136,498
Integrated Device Technology, Inc.	*	1,309,100	6,741,865
Linear Technology Corp.		87,700	2,424,905
Marvell Technology Group Ltd. (Bermuda)	*	505,300	7,342,009
Micron Technology, Inc.	*	667,900	3,366,216
NVIDIA Corp.	*	532,875	6,660,938
Skyworks Solutions, Inc.	*	377,550	6,773,247
Spansion, Inc., Class A	*	297,325	3,633,311

		51,916,759

Software—5.2%
Adobe Systems, Inc.	*	188,000	4,543,960
Autodesk, Inc.	*	94,200	2,616,876
Citrix Systems, Inc.	*	109,850	5,990,121
Factset Research Systems, Inc.		76,175	6,777,290
MICROS Systems, Inc.	*	158,713	6,969,088
Red Hat, Inc.	*	158,475	6,697,153
Rovi Corp.	*	142,375	6,119,277
Solera Holdings, Inc.		65,200	3,292,600
TIBCO Software, Inc.	*	113,100	2,532,309

		45,538,674

Specialty Retail—1.2%
CarMax, Inc.	*	161,800	3,858,930
O’Reilly Automotive, Inc.	*	56,900	3,791,247
Tiffany & Co.		54,100	3,290,362

		10,940,539

Textiles, Apparel & Luxury Goods—0.7%
Coach, Inc.		77,800	4,032,374
Hanesbrands, Inc.	*	83,500	2,088,335

			6,120,709

Thrifts & Mortgage Finance—0.5%
People’s United Financial, Inc.		353,300	4,027,620
Radian Group, Inc.		275,325	602,962

			4,630,582

Trading Companies & Distributors —0.5%
Aircastle Ltd.	†	413,700	3,938,424
MSC Industrial Direct Co., Class A		6,500	366,990

			4,305,414

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
Wireless Telecommunication Services—2.6%
American Tower Corp., Class A	*	230,450	$12,398,210
NII Holdings, Inc.	*	113,945	3,070,818
SBA Communications Corp., Class A	*	223,700	7,713,176

			23,182,204

TOTAL COMMON STOCKS (Cost $942,386,049)			858,439,418

MONEY MARKET FUNDS—9.4%
Institutional Money Market Funds—9.4%
Dreyfus Institutional Cash Advantage Fund, 0.08%	††¥	11,500,000	11,500,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.16%		¥20,552,167	20,552,167
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.16%	††¥	8,408,632	8,408,632
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.13%	††¥	8,000,000	8,000,000
Short-Term Investments Trust Liquid Assets Portfolio, 0.10%	††¥	11,500,000	11,500,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.13%	††¥	11,500,000	11,500,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.11%	††¥	11,500,000	11,500,000

TOTAL MONEY MARKET FUNDS (Cost $82,960,799)			82,960,799

TOTAL INVESTMENTS—107.0% (Cost $1,025,346,848)			941,400,217
Other assets less liabilities—(7.0%)			(61,800,094)

NET ASSETS—100.0%			$879,600,123

Legend to the Schedule of Investments:

ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

*	Non-income producing.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Discovery Fund
		Shares	Value
COMMON STOCKS—47.5%
Aerospace & Defense—0.4%
Kratos Defense & Security Solutions, Inc.	*†	108,300	$727,776

Automobiles—0.6%
Tesla Motors, Inc.	*†	42,400	1,034,136

Biotechnology—1.5%
Acadia Pharmaceuticals, Inc.	*	192,055	207,419
Arena Pharmaceuticals, Inc.	*†	556,258	806,574
Incyte Corp. Ltd.	*†	57,800	807,466
Rigel Pharmaceuticals, Inc.	*	111,200	818,432

			2,639,891

Capital Markets—2.4%
BGC Partners, Inc., Class A		141,500	853,245
Cowen Group, Inc., Class A	*	232,363	629,704
Duff & Phelps Corp., Class A	†	45,900	489,294
Gluskin Sheff + Associates, Inc. (Canada)		14,100	223,495
Knight Capital Group, Inc., Class A	*	92,000	1,118,720
Uranium Participation Corp. (Canada)	*	151,978	822,326

			4,136,784

Chemicals—0.3%
EcoSynthetix, Inc. (Canada)	*	57,400	414,108
EcoSynthetix, Inc. (Canada)	*‡	24,500	176,754

			590,862

Commercial Banks—0.8%
First Midwest Bancorp, Inc./Illinois		30,675	224,541
Hudson Valley Holding Corp.	†	38,900	678,027
MB Financial, Inc.		36,500	537,280

			1,439,848

Commercial Services & Supplies—0.4%
United Stationers, Inc.		27,500	749,375

Communications Equipment—2.4%
Arris Group, Inc.	*	83,800	863,140
Comverse Technology, Inc.	*	103,600	728,308
Emulex Corp.	*	118,300	757,120
Mitel Networks Corp. (Canada)	*†	258,700	548,444
NETGEAR, Inc.	*	31,800	823,302
Parkervision, Inc.	*†	512,972	460,598

			4,180,912

Construction & Engineering—1.6%
EMCOR Group, Inc.	*	33,800	687,154
Great Lakes Dredge & Dock Corp.		89,500	364,265
Michael Baker Corp.	*	41,200	788,156
Orion Marine Group, Inc.	*	143,000	825,110

			2,664,685

Consumer Finance—0.6%
DFC Global Corp.	*†	50,500	1,103,425

Containers & Packaging—0.5%
AptarGroup, Inc.		18,500	826,395

Diversified Consumer Services—1.0%
Regis Corp.	†	64,400	907,396

Vantagepoint Discovery Fund
		Shares	Value
COMMON STOCKS—(Continued)
Steiner Leisure Ltd. (Bahamas)	*†	21,500	$876,555

			1,783,951

Diversified Financial Services—0.7%
Gain Capital Holdings, Inc.	*†	184,000	1,157,360

Diversified Telecommunication Services—0.3%
Neutral Tandem, Inc.	*	54,300	525,624

Electric Utilities—1.6%
Portland General Electric Co.		39,800	942,862
Unisource Energy Corp.		25,900	934,731
Westar Energy, Inc.		35,400	935,268

			2,812,861

Electronic Equipment, Instruments & Components—1.4%
Fabrinet (Cayman Islands)	*†	58,500	1,093,950
OSI Systems, Inc.	*	16,400	549,728
Park Electrochemical Corp.		38,500	822,745

			2,466,423

Energy Equipment & Services—1.3%
C&J Energy Services, Inc.	*^‡	94,000	1,390,824
Vantage Drilling Co.	*†	601,000	751,250

			2,142,074

Food Products—1.4%
Cosan SA Industria e Comercio (Brazil)		67,600	862,864
Darling International, Inc.	*	54,000	679,860
Viterra, Inc. (Canada)		83,600	822,517

			2,365,241

Health Care Equipment & Supplies—1.0%
Greatbatch, Inc.	*	38,000	760,380
ICU Medical, Inc.	*†	24,200	890,560

			1,650,940

Health Care Providers & Services—1.8%
Amsurg Corp.	*	39,300	884,250
Ensign Group, Inc. (The)	†	32,000	739,520
LHC Group, Inc.	*†	34,500	588,570
Mednax, Inc.	*	12,800	801,792

			3,014,132

Hotels, Restaurants & Leisure—0.9%
Gaylord Entertainment Co.	*†	39,500	763,930
Whistler Blackcomb Holdings, Inc. (Canada)		42,700	426,633
Whistler Blackcomb Holdings, Inc. (Canada)	‡	30,100	300,742

			1,491,305

Industrial Conglomerates—0.4%
Carlisle Cos., Inc.		24,000	765,120

Insurance—0.5%
Platinum Underwriters Holdings Ltd. (Bermuda)		25,700	790,275
Internet & Catalog Retail—0.5%
PetMed Express, Inc.	†	91,000	819,000

Internet Software & Services—1.0%
KIT Digital, Inc.	*†	107,152	900,077
XO Group, Inc.	*	103,700	847,229

			1,747,306

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Discovery Fund
		Shares	Value
COMMON STOCKS—(Continued)
Machinery—0.9%
Force Protection, Inc.	*	198,200	$763,070
Wabash National Corp.	*†	174,800	833,796

			1,596,866

Marine—0.5%
Kirby Corp.	*	16,500	868,560
Metals & Mining—2.3%
Allied Nevada Gold Corp.	*	22,400	802,144
Carpenter Technology Corp.		17,200	772,108
New Gold, Inc. (Canada)	*	70,600	723,650
Romarco Minerals, Inc. (Canada)	*	416,400	472,866
Sandstorm Gold Ltd. (Canada)	*Ω	526,200	527,254
Universal Stainless & Alloy Products, Inc.	*	23,100	587,202

			3,885,224

Oil, Gas & Consumable Fuels—4.0%
Alberta Oilsands, Inc. (Canada)	*	1,498,600	314,622
Berry Petroleum Co., Class A		16,700	590,846
BPZ Resources, Inc.	*†	254,100	703,857
Cloud Peak Energy, Inc.	*	46,000	779,700
Karoon Gas Australia Ltd. (Australia)	*	114,388	306,925
Northern Oil and Gas, Inc.	*†	45,300	878,367
Oilsands Quest, Inc. (Canada)	*†	2,055,636	431,683
Penn Virginia Corp.	†	58,000	323,060
Porto Energy Corp.	*	1,350,400	451,035
Swift Energy Co.	*	31,300	761,842
Triangle Petroleum Corp.	*	189,900	681,741
Warren Resources, Inc.	*	243,000	583,200

			6,806,878

Pharmaceuticals—0.6%
Medicines Co. (The)	*	63,700	947,856

Real Estate Investment Trusts (REITs)—2.9%
Anworth Mortgage Asset Corp. REIT	†	114,700	779,960
Capstead Mortgage Corp. REIT		61,700	712,018
CreXus Investment Corp. REIT		76,818	682,144
Gladstone Commercial Corp. REIT	†	48,000	752,640
Medical Properties Trust, Inc. REIT		78,900	706,155
MFA Financial, Inc. REIT		101,700	713,934
Summit Hotel Properties, Inc. REIT	†	79,000	557,740

			4,904,591

Real Estate Management & Development—0.5%
Brasil Brokers Participacoes SA (Brazil)		153,400	486,246
General Shopping Brasil SA (Brazil)	*	79,100	427,420

			913,666

Road & Rail—0.1%
Zipcar, Inc.	*†	9,200	165,600

Semiconductors & Semiconductor Equipment—1.5%
Cymer, Inc.	*	21,600	803,088
Microsemi Corp.	*	65,000	1,038,700

Vantagepoint Discovery Fund
		Shares	Value
COMMON STOCKS—(Continued)
PMC—Sierra, Inc.	*	129,400	$773,812

			2,615,600

Software—0.9%
JDA Software Group, Inc.	*	35,400	829,776
SeaChange International, Inc.	*	102,743	791,121

			1,620,897

Specialty Retail—2.2%
Cato Corp. (The), Class A		38,100	859,536
Children’s Place Retail Stores, Inc. (The)	*	20,400	949,212
Destination Maternity Corp.		67,600	870,012
Hot Topic, Inc.		135,100	1,030,813

			3,709,573

Textiles, Apparel & Luxury Goods—1.0%
G-III Apparel Group Ltd.	*	33,500	765,810
Skechers U.S.A., Inc., Class A	*	68,700	963,861

			1,729,671

Thrifts & Mortgage Finance—1.0%
Flushing Financial Corp.		70,500	761,400
Northwest Bancshares, Inc.		80,000	952,800

			1,714,200

Trading Companies & Distributors—2.9%
Applied Industrial Technologies, Inc.		29,700	806,652
H&E Equipment Services, Inc.	*†	103,900	857,175
RSC Holdings, Inc.	*	113,600	809,968
SeaCube Container Leasing Ltd.		72,300	876,999
TAL International Group, Inc.		31,953	796,908
Textainer Group Holdings Ltd.	†	38,100	772,668

			4,920,370

Water Utilities—0.4%
Companhia de Saneamento de Minas Gerais-Copasa MG (Brazil)		47,300	741,103

Wireless Telecommunication Services—0.5%
Leap Wireless International, Inc.	*†	122,600	845,940

TOTAL COMMON STOCKS
(Cost $89,258,486)			81,612,296

CONVERTIBLE PREFERRED STOCKS—0.6%
Leisure Equipment & Products—0.4%
Callaway Golf Co., Perpetual, Series B 7.500%		7,900	738,650
Real Estate Management & Development—0.2%
Grubb & Ellis Co. 12.000%	*	5,800	159,500
Grubb & Ellis Co., Perpetual 12.000%	^	5,200	143,000

			302,500

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $1,817,146)			1,041,150

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—30.2%
Aerospace & Defense—0.3%
Boeing Co. (The)
1.875%	11/20/2012		$450,000	$454,680

Auto Components—0.2%
Johnson Controls, Inc.
0.674%	02/04/2014	#	290,000	290,186

Beverages—1.1%
Anheuser-Busch InBev Worldwide, Inc.
9.750%	11/17/2015		BRL1,030,000	556,016
2.500%	03/26/2013		470,000	480,373
Coca-Cola Enterprises, Inc.
1.125%	11/12/2013		530,000	529,396
Dr. Pepper Snapple Group, Inc.
1.700%	12/21/2011		380,000	380,718

				1,946,503

Capital Markets—1.3%
Goldman Sachs Group, Inc. (The)
1.269%	02/07/2014	#	570,000	546,552
Merrill Lynch & Co., Inc., Series C MTN
6.050%	08/15/2012		225,000	227,113
Morgan Stanley
1.233%	04/29/2013	#	610,000	576,671
TD Ameritrade Holding Corp.
4.150%	12/01/2014		410,000	435,744
WCI Finance LLC/WEA Finance LLC
5.400%	10/01/2012	^	450,000	464,032

				2,250,112

Chemicals—0.1%
Praxair, Inc.
1.750%	11/15/2012		200,000	202,509

Commercial Banks—3.8%
Banco Bradesco SA (Brazil)
2.390%	05/16/2014	#^	300,000	291,614
Banco de Credito del Peru (Peru)
4.750%	03/16/2016	^	550,000	536,250
Barclays Bank plc (United Kingdom)
1.286%	01/13/2014	#	520,000	505,256
BB&T Corp., Series A MTN
3.375%	09/25/2013		200,000	207,304
Capital One Financial Corp.
2.125%	07/15/2014		340,000	336,838
CIT Group, Inc.
5.250%	04/01/2014	^	285,000	277,163
HSBC Bank plc (United Kingdom)
1.625%	08/12/2013	^	400,000	397,073
1.625%	07/07/2014	^	360,000	361,850
ING Bank NV (Netherlands)
1.397%	03/15/2013	#^	570,000	566,363
KeyCorp MTN
3.750%	08/13/2015		230,000	237,148
Nordea Bank AB (Sweden)
1.149%	01/14/2014	#^	500,000	502,686
Royal Bank of Scotland plc (The) (United Kingdom)
3.250%	01/11/2014		520,000	504,452
SunTrust Bank
1.052%	06/22/2012	#	GBP 330,000	508,091
Union Bank NA, Bank Note
2.125%	12/16/2013		530,000	535,073

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
US Bancorp
4.200%	05/15/2014		$500,000	$536,928
Wachovia Bank NA, Bank Note
4.800%	11/01/2014		250,000	266,951

				6,571,040

Communications Equipment—0.4%
Cisco Systems, Inc.
0.593%	03/14/2014	#	680,000	675,488

Computers & Peripherals—0.4%
Hewlett-Packard Co.
1.900%	09/19/2014	#	300,000	301,365
Seagate Technology HDD Holdings (Cayman Islands)
6.800%	10/01/2016		350,000	350,000

				651,365

Consumer Finance—2.2%
Ally Financial, Inc.
4.500%	02/11/2014		400,000	367,000
American Express Credit Corp., Series D MTN
5.125%	08/25/2014		300,000	324,924
American Honda Finance Corp.
2.375%	03/18/2013	^	200,000	202,855
Banque PSA Finance (France)
2.274%	04/04/2014	#^	540,000	509,497
Caterpillar Financial Services Corp., Series G MTN
1.375%	05/20/2014		360,000	362,246
Ford Motor Credit Co. LLC
7.000%	10/01/2013		225,000	236,839
International Lease Finance Corp.
6.500%	09/01/2014	^	200,000	201,000
John Deere Capital Corp. MTN
1.600%	03/03/2014		270,000	272,990
PACCAR Financial Corp.
1.550%	09/29/2014		210,000	210,042
PACCAR Financial Corp. MTN
0.690%	04/05/2013	#	360,000	361,022
RCI Banque SA (France)
2.116%	04/11/2014	#^	800,000	757,378

				3,805,793

Diversified Financial Services—3.5%
Bank of America Corp. MTN
4.900%	05/01/2013		225,000	223,220
Caisse Centrale Desjardins du Quebec (Canada)
1.700%	09/16/2013	^	450,000	452,765
Citigroup, Inc.
6.000%	12/13/2013		175,000	183,909
5.300%	10/17/2012		175,000	179,386
1.136%	02/15/2013	#	470,000	463,558
CME Group, Inc.
5.400%	08/01/2013		200,000	214,156
Equifax, Inc.
4.450%	12/01/2014		80,000	85,297
ERAC USA Finance LLC
2.250%	01/10/2014	^	400,000	402,471
General Electric Capital Corp.
5.900%	05/13/2014		260,000	284,412
2.800%	01/08/2013		400,000	407,011
General Electric Capital Corp. MTN
1.099%	01/15/2013	#	300,000	301,820

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
General Electric Capital Corp., Series A MTN
3.750%	11/14/2014		$390,000	$407,425
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
7.750%	01/15/2016		360,000	361,350
JPMorgan Chase & Co.
4.750%	05/01/2013		350,000	368,116
JPMorgan Chase & Co. MTN
1.053%	01/24/2014	#	540,000	534,377
NASDAQ OMX Group, Inc. (The)
4.000%	01/15/2015		460,000	469,147
National Rural Utilities Cooperative Finance Corp.
1.125%	11/01/2013		215,000	215,422
Western Union Co. (The)
0.913%	03/07/2013	#	390,000	391,005

				5,944,847

Diversified Telecommunication Services—1.2%
BellSouth Corp.
4.750%	11/15/2012		630,000	654,754
Cellco Partnership/Verizon Wireless Capital LLC
5.550%	02/01/2014		100,000	109,465
Telecom Italia Capital SA (Luxembourg)
5.250%	11/15/2013		105,000	102,685
Telefonica Emisiones SAU (Spain)
2.582%	04/26/2013		490,000	474,365
Verizon Communications, Inc.
0.973%	03/28/2014	#	300,000	301,060
Windstream Corp.
8.125%	08/01/2013		400,000	423,000

				2,065,329

Electric Utilities—2.0%
Cia de Eletricidade do Estado da Bahia (Brazil)
11.750%	04/27/2016	^	BRL 450,000	242,920
Commonwealth Edison Co., Series 105
5.400%	12/15/2011		500,000	504,474
Consumers Energy Co., Series D
5.375%	04/15/2013		275,000	292,202
Duke Energy Carolinas LLC
6.250%	01/15/2012		400,000	405,935
Georgia Power Co.
1.300%	09/15/2013		460,000	463,280
0.519%	01/15/2013	#	500,000	500,305
Midamerican Energy Holdings Co.
3.150%	07/15/2012		300,000	305,149
Public Service Electric & Gas Co., Series B MTN
5.125%	09/01/2012		700,000	725,123

				3,439,388

Electronic Equipment, Instruments & Components—0.1%
Thermo Fisher Scientific, Inc.
2.150%	12/28/2012		220,000	223,685

Food & Staples Retailing—0.4%
Costco Wholesale Corp.
5.300%	03/15/2012		300,000	306,451
Safeway, Inc.
5.800%	08/15/2012		350,000	363,506

				669,957

Food Products—0.6%
General Mills, Inc.
5.250%	08/15/2013		750,000	809,068

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Kraft Foods, Inc.
5.250%	10/01/2013		$140,000 $	149,454
2.625%	05/08/2013		140,000	142,959

				1,101,481

Health Care Equipment & Supplies—0.6%
DENTSPLY International, Inc.
1.803%	08/15/2013	#	280,000	280,894
Stryker Corp.
3.000%	01/15/2015		300,000	316,578
2.000%	09/30/2016		400,000	402,404

				999,876

Health Care Providers & Services—0.6%
Express Scripts, Inc.
5.250%	06/15/2012		350,000	359,449
Omnicare, Inc.
6.875%	12/15/2015		94,000	97,407
Quest Diagnostics, Inc.
1.208%	03/24/2014	#	160,000	160,992
WellPoint, Inc.
2.375%	02/15/2017		465,000	460,410

				1,078,258

Household Durables—0.3%
Fortune Brands, Inc.
3.000%	06/01/2012		420,000	422,491

Household Products—0.2%
Procter & Gamble Co. (The)
0.700%	08/15/2014		310,000	310,851

Independent Power Producers & Energy Traders—0.1%
AES Corp. (The)
7.750%	03/01/2014		225,000	230,625

Industrial Conglomerates—0.3%
Danaher Corp.
0.603%	06/21/2013	#	500,000	501,230

Insurance—1.9%
Allstate Corp. (The)
6.200%	05/16/2014		300,000	334,832
Berkshire Hathaway Finance Corp.
4.000%	04/15/2012		150,000	152,714
Berkshire Hathaway, Inc.
3.750%	08/15/2021		1,000,000	1,016,235
MetLife, Inc.
2.375%	02/06/2014		190,000	193,410
Metropolitan Life Global Funding I
0.996%	01/10/2014	#^	700,000	699,679
New York Life Global Funding
0.634%	04/04/2014	#^	500,000	500,495
Prudential Financial, Inc., Series D MTN
3.625%	09/17/2012		355,000	361,036

				3,258,401

IT Services—0.9%
International Business Machines Corp.
2.100%	05/06/2013		730,000	745,170
1.000%	08/05/2013		750,000	755,749

				1,500,919

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Life Sciences Tools & Services—0.3%
Howard Hughes Medical Institute
3.450%	09/01/2014		$400,000	$425,704

Machinery—0.4%
Case New Holland, Inc.
7.750%	09/01/2013		200,000	209,500
SPX Corp.
7.625%	12/15/2014		400,000	430,000

				639,500

Media—0.5%
Charter Communications Operating LLC/Charter
Communications Operating Capital
8.000%	04/30/2012	^	340,000	346,800
CSC Holdings LLC
8.500%	04/15/2014		90,000	97,538
8.500%	06/15/2015		240,000	253,800
Viacom, Inc.
4.375%	09/15/2014		200,000	213,852

				911,990

Metals & Mining—0.4%
Steel Dynamics, Inc.
7.375%	11/01/2012		520,000	533,000
Vedanta Resources plc (United Kingdom)
6.750%	06/07/2016	^	200,000	164,000

				697,000

Multiline Retail—0.4%
Target Corp.
0.420%	07/18/2014	#	700,000	698,038

Multi-Utilities—0.2%
DTE Energy Co.
1.031%	06/03/2013	#	370,000	369,516

Oil, Gas & Consumable Fuels—1.6%
ConocoPhillips
4.750%	02/01/2014		200,000	217,755
Kinder Morgan Energy Partners LP
5.850%	09/15/2012		370,000	385,119
Kinder Morgan Kansas, Inc.
6.500%	09/01/2012		460,000	474,950
Newfield Exploration Co.
6.625%	04/15/2016		350,000	355,250
Plains Exploration & Production Co.
7.750%	06/15/2015		400,000	414,000
Rockies Express Pipeline LLC
3.900%	04/15/2015	^	290,000	297,470
Tesoro Corp.
6.625%	11/01/2015		140,000	141,575
XTO Energy, Inc.
7.500%	04/15/2012		390,000	403,796

				2,689,915

Personal Products—0.2%
Revlon Consumer Products Corp.
9.750%	11/15/2015		380,000	399,950

Pharmaceuticals—0.4%
Eli Lilly & Co.
3.550%	03/06/2012		100,000	101,274
Novartis Capital Corp.
4.125%	02/10/2014		100,000	107,587

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
1.900%	04/24/2013		$170,000 $	173,546
Valeant Pharmaceuticals International
6.500%	07/15/2016	^	400,000	374,000

				756,407

Real Estate Investment Trusts (REITs)—1.2%
HCP, Inc.
2.700%	02/01/2014		570,000	561,862
Health Care REIT, Inc.
6.000%	11/15/2013		370,000	386,890
Host Hotels & Resorts LP, Series Q
6.750%	06/01/2016		520,000	522,600
Simon Property Group LP
4.200%	02/01/2015		90,000	95,043
Vornado Realty LP
4.250%	04/01/2015		470,000	487,767

				2,054,162

Semiconductors & Semiconductor Equipment—0.2%
Texas Instruments, Inc.
0.875%	05/15/2013		410,000	411,494

Software—1.0%
Microsoft Corp.
2.950%	06/01/2014		500,000	531,002
0.875%	09/27/2013		610,000	614,268
Oracle Corp.
3.750%	07/08/2014		480,000	517,277

				1,662,547

Textiles, Apparel & Luxury Goods—0.4%
Levi Strauss & Co.
8.875%	04/01/2016		350,000	355,250
VF Corp.
1.058%	08/23/2013	#	300,000	300,473

				655,723

Trading Companies & Distributors—0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.
6.250%	08/20/2019		260,000	250,250
Wireless Telecommunication Services—0.4%
America Movil SAB de CV (Mexico)
3.625%	03/30/2015		130,000	135,850
Sprint Capital Corp.
8.375%	03/15/2012		520,000	527,800

				663,650

TOTAL CORPORATE OBLIGATIONS (Cost $51,913,367)				51,880,860

MORTGAGE-RELATED SECURITIES—6.9%
Commercial Mortgage-Backed Securities—0.6%
Extended Stay America Trust, Series 2010-ESHA, Class A
2.951%	11/05/2027	^	502,226	495,452
National Credit Union Administration Guaranteed Notes,
Series 2010-C1, Class A1
1.600%	10/29/2020		442,712	447,512

				942,964

U.S. Government Agency Mortgage-Backed Securities—5.4%
Federal National Mortgage Association
3.500%	12/01/2020		652,076	686,169
0.541%	07/01/2016	#	1,500,000	1,499,194

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date			Face	Value
MORTGAGE-RELATED SECURITIES—(Continued)
Government National Mortgage Association, Series 2005-58, Class NJ
4.500%	08/20/2035			$209,298	$212,345
National Credit Union Administration Guaranteed Notes, Series 2010-R1, Class 1A
0.674%	10/07/2020		#	744,532	745,693
National Credit Union Administration Guaranteed Notes, Series 2010-R2, Class 1A
0.594%	11/06/2017		#	1,606,838	1,607,336
National Credit Union Administration Guaranteed Notes, Series 2010-R3, Class 1A
0.784%	12/08/2020		#	2,625,919	2,641,911
National Credit Union Administration Guaranteed Notes, Series 2011-R6, Class 1A
0.604%	05/07/2020		#	1,962,665	1,962,665

					9,355,313

U.S. Non-Agency Mortgage-Backed Securities—0.9%
Harborview Mortgage Loan Trust, Series 2005-14, Class 3A1A
2.817%	12/19/2035		#	793,605	537,395
Thornburg Mortgage Securities Trust, Series 2004-1, Class II2A
1.743%	03/25/2044		#	1,064,378	902,083
WaMu Mortgage Pass Through Certificates, Series 2006-AR12, Class 1A1
5.932%	10/25/2036		#	126,922	110,234

					1,549,712

TOTAL MORTGAGE-RELATED SECURITIES (Cost $12,206,015)					11,847,989

CONVERTIBLE DEBT OBLIGATIONS—0.2%
Capital Markets—0.1%
Grubb & Ellis Co.
7.950%	05/01/2015		^	299,000	222,755

Oil, Gas & Consumable Fuels—0.1%
Rentech, Inc.
4.000%	04/15/2013			148,000	120,620

TOTAL CONVERTIBLE DEBT OBLIGATIONS (Cost $395,229)					343,375

U.S. TREASURY OBLIGATIONS—6.0%
U.S. Treasury Notes—6.0%
U.S. Treasury Note
2.250%	07/31/2018	‡	‡	5,200,000	5,488,439
0.750%	09/15/2013	‡	‡	2,530,000	2,553,028
0.625%	01/31/2013			2,000,000	2,011,250
0.250%	09/15/2014			220,000	218,952

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $10,084,501)					10,271,669

GOVERNMENT RELATED OBLIGATIONS—4.0%
U.S. Government Agencies—2.8%
Federal Home Loan Mortgage Corp.
1.000%	07/30/2014	‡	‡	2,000,000	2,024,180
Federal National Mortgage Association
1.125%	06/27/2014	‡	‡	2,000,000	2,030,718
National Credit Union Administration Guaranteed Notes, Series A1
0.245%	06/12/2013		#	570,000	569,806

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date		Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
National Credit Union Administration Guaranteed Notes, Series A2
1.400%	06/12/2015		$180,000	$182,707

				4,807,411

Non-U.S. Government Agencies—0.4%
IPIC Ltd. MTN (Cayman Islands)
3.125%	11/15/2015	^	250,000	253,750
Korea National Oil Corp. (Korea, Republic of)
2.875%	11/09/2015	^	500,000	486,063

				739,813

Sovereign Debt—0.2%
Panama Government International Bond (Panama)
7.250%	03/15/2015		300,000	344,550

U.S. Municipal Bonds—0.6%
Citizens Property Insurance Corp. Revenue Bonds, Series 2007-A (Florida)
5.000%	03/01/2013		150,000	157,596
State of Louisiana General Obligation Bonds, Series 2011-B (Louisiana)
0.967%	07/15/2014	#	670,000	669,478
University of California Revenue Bonds (California)
1.988%	05/15/2050	#	180,000	183,391

				1,010,465

TOTAL GOVERNMENT RELATED OBLIGATIONS (Cost $6,861,892)				6,902,239

ASSET-BACKED SECURITIES—1.8%
Automobile—0.6%
Hyundai Capital Auto Funding Ltd. (Cayman Islands) Series 2010-8A, Class A
1.230%	09/20/2016	#^	950,000	944,083

Credit Card—0.2%
Penarth Master Issuer plc (United Kingdom) Series 2011-1A, Class A1
0.880%	05/18/2015	#^	380,000	380,497

Other—0.3%
MMAF Equipment Finance LLC Series 2011-AA, Class A3
1.270%	09/15/2015	^	580,000	581,394

Student Loan—0.7%
National Credit Union Administration Guaranteed Notes Series 2010-A1, Class A
0.574%	12/07/2020	#	1,244,975	1,247,503

TOTAL ASSET-BACKED SECURITIES (Cost $3,150,784)				3,153,477

			Shares	Value

WARRANTS—0.0%
Food Products—0.0%
Kulim Malaysia BHD (Malaysia), Expires 02/27/2016, Strike MYR 3.85		*	60,350	19,660

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Discovery Fund
			Shares	Value
WARRANTS—(Continued)
Metals & Mining—0.0%
Sandstorm Gold Ltd. (Canada), Expires 10/19/2015, Strike CAD 1.00	Ω		189,250	$81,269

TOTAL WARRANTS
(Cost $–)				100,929

MONEY MARKET FUNDS—11.0%
Institutional Money Market Funds—11.0%
Dreyfus Institutional Cash Advantage Fund, 0.08%	†	†	¥1,900,000	1,900,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.16%	¥		7,821,391	7,821,391
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.16%	†	†	¥1,557,203	1,557,203
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.13%	†	†	¥1,900,000	1,900,000
Short-Term Investments Trust Liquid Assets Portfolio, 0.10%	†	†	¥1,900,000	1,900,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.13%	†	†	¥1,900,000	1,900,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.11%	†	†	¥1,900,000	1,900,000

TOTAL MONEY MARKET FUNDS (Cost $18,878,594)				18,878,594

TOTAL INVESTMENTS—108.2% (Cost$194,566,014)				186,032,578
Other assets less liabilities—(8.2%)				(14,133,311)

NET ASSETS—100.0%				$171,899,267

Vantagepoint Discovery Fund
Legend to the Schedule of Investments:
BRL	Brazilian Real
CAD	Canadian Dollar
GBP	British Pound Sterling
MTN	Medium Term Note
MYR	Malaysian Ringgit
REIT	Real Estate Investment Trust

#	Rate is subject to change. Rate shown reflects current rate.
*	Non-income producing.
^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. 144A securities amounted to $13,446,179, which represents 7.8% of Net Assets. See footnote Ωbelow for other restricted securities.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.
‡	Security valued at fair value as determined by policies approved by the Board of Directors.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.
Ω	The aggregate value of restricted securities (excluding 144A issues) at period end amounted to $608,523, which represents 0.35% of Net Assets.

Additional Information on each holding is as follows:

Security	Acquisition Date	Acquisition Cost
Sandstorm Gold Ltd.	10/15/2010 - 12/06/2010	$376,375
Sandstorm Gold Ltd. (Warrant)	10/19/2015	$—

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint International Fund
		Shares	Value
COMMON STOCKS—96.5%
Australia—4.5%
AMP Ltd.	†	720,460	$2,706,096
Asciano Ltd.		1,119,620	1,542,598
Coca-Cola Amatil Ltd.	†	23,493	269,132
Cochlear Ltd.	†	29,000	1,285,560
CSL Ltd.	†	112,300	3,188,124
Foster’s Group Ltd.		573,553	2,912,365
Iluka Resources Ltd.	†	329,900	3,861,365
Lend Lease Group		211,400	1,419,764
National Australia Bank Ltd.		86,100	1,828,881
QBE Insurance Group Ltd.		672,414	8,257,403
Sigma Pharmaceuticals Ltd.		3,733,500	2,327,294
Suncorp Group Ltd.		391,000	2,976,932
Telstra Corp. Ltd.		3,418,815	10,182,005
Treasury Wine Estates Ltd.	†	199,083	745,566
Wesfarmers Ltd.	†	34,848	1,052,918
Woodside Petroleum Ltd.		101,701	3,151,073

			47,707,076

Austria—0.1%
Voestalpine AG		42,000	1,214,106

Belgium—1.4%
Anheuser-Busch InBev NV		154,024	8,175,463
Colruyt SA	†	80,000	3,323,450
Solvay SA		19,000	1,789,062
Tessenderlo Chemie NV		50,800	1,383,629

			14,671,604

Brazil—1.7%
CCR SA		65,000	1,675,602
Cia de Bebidas das Americas ADR		46,800	1,434,420
Cia Siderurgica Nacional SA ADR		95,000	754,300
CPFL Energia SA ADR		59,400	1,315,710
Itausa—Investimentos Itau SA		387,560	1,947,849
Petroleo Brasileiro SA ADR		76,856	1,725,417
Petroleo Brasileiro SA ADR		162,800	3,373,216
Petroleo Brasileiro SA		118,300	1,201,718
Redecard SA		157,200	2,116,065
Vale SA ADR		111,500	2,341,500

			17,885,797

Canada—4.2%
AuRico Gold, Inc.	*	244,000	2,302,853
Barrick Gold Corp.		41,800	1,958,964
BCE, Inc.		198,200	7,431,318
Canadian National Railway Co.		15,581	1,037,383
Canadian Oil Sands Ltd.		68,900	1,340,654
Canadian Pacific Railway Ltd.	†	97,113	4,670,164
Centerra Gold, Inc.		69,000	1,284,655
Dundee Corp., Class A	*	97,700	2,116,414
Endeavour Silver Corp.	*	238,900	2,152,129
Husky Energy, Inc.		77,600	1,680,260
Kinross Gold Corp.		107,300	1,594,294
Metro, Inc., Class A		32,500	1,421,080
National Bank of Canada		28,700	1,914,155
Neo Material Technologies, Inc.	*	367,600	2,238,084
Rogers Communications, Inc., Class B		69,000	2,361,895
Suncor Energy, Inc.		184,800	4,719,198
Trinidad Drilling Ltd.		208,600	1,204,342
Wajax Corp.		58,900	1,793,024

Vantagepoint International Fund
		Shares	Value
COMMON STOCKS—(Continued)
Yamana Gold, Inc.		112,500	$1,543,802

			44,764,668

Chile—0.2%
Enersis SA ADR		119,900	2,027,509

China—1.6%
Baidu, Inc. ADR	*	44,171	4,722,322
China Construction Bank Corp., H Shares	†	4,072,600	2,463,255
China Shenhua Energy Co. Ltd., H Shares		927,366	3,636,251
China Shipping Development Co. Ltd., H Shares		1,008,000	640,913
Hengan International Group Co. Ltd.		143,000	1,142,068
Industrial & Commercial Bank of China, H Shares		4,123,715	1,991,302
Want Want China Holdings Ltd.	†	2,293,000	2,076,672

			16,672,783

Denmark—0.6%
Novo Nordisk A/S, Class B		44,000	4,388,305
Topdanmark A/S	*	13,600	2,128,458

			6,516,763

Finland—0.3%
Kesko Oyj, Class B	†	42,600	1,310,681
Kone Oyj, Class B		36,000	1,712,271

			3,022,952

France—9.5%
Air Liquide SA		8,820	1,029,963
AXA SA		106,900	1,390,755
BNP Paribas SA		37,850	1,492,147
Carrefour SA		340,469	7,753,158
Cie de Saint-Gobain		151,235	5,769,818
Cie Generale des Etablissements Michelin, Class B		23,800	1,423,429
Cie Generale d’Optique Essilor International SA		62,000	4,458,601
Danone SA		109,587	6,736,675
France Telecom SA		595,881	9,752,696
L’Oreal SA		37,000	3,609,451
LVMH Moet Hennessy Louis Vuitton SA		7,900	1,042,803
Pernod-Ricard SA		53,042	4,152,801
Publicis Groupe SA		30,792	1,285,149
Renault SA		56,600	1,874,788
Sanofi		220,315	14,491,619
Schneider Electric SA		40,333	2,158,443
Societe BIC SA		14,183	1,207,583
Societe Generale SA		171,942	4,501,061
Technip SA		27,124	2,173,095
Total SA		216,369	9,546,076
Unibail-Rodamco SE (Paris Exchange) REIT		30,048	5,361,669
Valeo SA		45,500	1,912,607
Vallourec SA		20,000	1,145,336
Vinci SA		40,847	1,752,007
Vivendi SA		88,900	1,809,998
Zodiac Aerospace		29,692	2,277,993

			100,109,721

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint International Fund
		Shares	Value
COMMON STOCKS—(Continued)
Germany—4.5%
Adidas AG		55,600	$3,383,592
BASF SE		42,187	2,571,950
Bayer AG		94,305	5,204,113
Bayerische Motoren Werke AG		26,800	1,770,441
Beiersdorf AG		35,526	1,900,979
Brenntag AG		22,061	1,913,783
Daimler AG (Registered)		56,585	2,516,587
Henkel AG & Co. KGaA		43,200	1,893,346
Infineon Technologies AG		208,100	1,535,486
Lanxess AG		20,563	986,406
Linde AG		49,315	6,599,012
RWE AG		250,662	9,246,468
SAP AG		69,100	3,515,965
Siemens AG (Registered)		22,753	2,047,097
Volkswagen AG		18,400	2,267,042

			47,352,267

Greece—0.2%
Hellenic Petroleum SA		238,538	1,864,876
Motor Oil Hellas Corinth Refineries SA		63,400	516,134

			2,381,010

Hong Kong—5.2%
AIA Group Ltd.		2,305,600	6,529,323
Beijing Enterprises Holdings Ltd.	†	589,899	2,961,633
Belle International Holdings Ltd.		398,837	687,592
BOC Hong Kong Holdings Ltd.		394,745	834,616
Cheung Kong Holdings Ltd.		136,838	1,483,410
China Merchants Holdings International Co. Ltd.		456,000	1,222,634
China Mobile Ltd.		565,734	5,530,220
China Resources Land Ltd.	†	754,000	810,891
China Resources Power Holdings Co. Ltd.		1,066,000	1,608,972
CLP Holdings Ltd.		480,000	4,324,421
CNOOC Ltd.	†	2,511,000	4,037,425
Esprit Holdings Ltd.		636,127	770,408
Galaxy Entertainment Group Ltd.	*†	1,425,642	2,071,256
Hang Seng Bank Ltd.	†	121,225	1,420,116
Henderson Land Development Co. Ltd.	†	318,899	1,431,728
Hong Kong & China Gas Co. Ltd.		894,300	2,012,990
Hongkong Land Holdings Ltd.		225,970	1,001,179
Jardine Matheson Holdings Ltd.		43,600	1,981,762
MGM China Holdings Ltd.	*†	356,800	472,838
NWS Holdings Ltd.	†	807,596	1,068,573
Sino Land Co. Ltd.		1,616,580	2,134,867
SJM Holdings Ltd.		1,066,000	1,883,181
SmarTone Telecommunications Holding Ltd.		1,212,000	1,818,093
Sun Hung Kai Properties Ltd.		177,954	2,041,490
Wheelock & Co. Ltd.		1,543,000	4,565,310

			54,704,928

India—0.5%
Axis Bank Ltd., Reg S GDR	†	113,810	2,338,338
Larsen & Toubro Ltd. GDR		50,923	1,393,564

Vantagepoint International Fund
		Shares	Value
COMMON STOCKS—(Continued)
Tata Motors Ltd. ADR		124,000	$1,907,120

			5,639,022

Indonesia—0.3%
Astra International Tbk PT		221,000	1,579,817
Perusahaan Gas Negara PT		5,990,500	1,800,531

			3,380,348

Ireland—0.8%
Accenture plc, Class A		25,737	1,355,825
Shire plc		84,659	2,640,056
WPP plc		487,239	4,513,056

			8,508,937

Israel—0.6%
Bank Hapoalim BM		605,730	2,091,384
Rami Levi Chain Stores
Hashikma Marketing 2006 Ltd.		60,355	1,698,257
Teva Pharmaceutical Industries Ltd. ADR		59,800	2,225,756

			6,015,397

Italy—2.4%
Banca Generali SpA	†	81,223	768,105
DiaSorin SpA	†	79,034	2,917,391
Enel SpA		690,218	3,046,770
ENI SpA		434,069	7,636,458
Fiat Industrial SpA	*	227,470	1,699,705
Intesa Sanpaolo SpA		2,594,370	4,068,603
Saipem SpA		132,344	4,644,926
Sorin SpA	*	505,648	1,103,720

			25,885,678

Japan—20.3%
Aeon Mall Co. Ltd.		116,500	2,661,097
Aisin Seiki Co. Ltd.		67,900	2,260,761
AOC Holdings, Inc.		216,900	1,217,119
Bridgestone Corp.		90,100	2,044,340
Canon, Inc.		331,900	15,070,267
Chugai Pharmaceutical Co. Ltd.		167,200	2,832,448
Daikin Industries Ltd.	†	98,000	2,806,948
Daito Trust Construction Co. Ltd.	†	50,200	4,602,293
Denso Corp.	†	103,000	3,311,154
FANUC Corp.		32,500	4,476,742
Geo Corp.	†	1,145	1,377,149
Hitachi Capital Corp.		93,300	1,162,963
Hitachi Ltd.	†	429,000	2,129,584
Honda Motor Co. Ltd.		260,700	7,637,169
HOYA Corp.	†	164,900	3,823,133
INPEX Corp.		590	3,623,247
ITOCHU Corp.	†	189,000	1,806,052
Japan Tobacco, Inc.		1,387	6,487,774
JX Holdings, Inc.		257,000	1,442,460
Kao Corp.		496,500	13,829,679
KDDI Corp.		305	2,099,730
Keyence Corp.		14,720	4,028,189
Komatsu Ltd.	†	166,200	3,583,282
Marubeni Corp.		163,000	910,186
Mitsubishi Corp.		101,800	2,072,611
Mitsubishi Estate Co. Ltd.		208,000	3,373,888
Mitsubishi UFJ Financial Group, Inc.		606,000	2,781,330

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint International Fund
			Shares	Value
COMMON STOCKS—(Continued)
Mitsui & Co. Ltd.		†	478,920	$6,937,288
Mizuho Financial Group, Inc.		†	608,722	891,404
Nintendo Co. Ltd.		†	12,900	1,895,496
Nippon Shokubai Co. Ltd.			105,000	1,301,319
Nippon Telegraph & Telephone Corp.			116,527	5,582,592
Nissan Motor Co. Ltd.			294,000	2,601,323
Nitto Denko Corp.			29,500	1,161,021
Okinawa Electric Power Co., Inc. (The)			24,400	1,090,592
Seven & I Holdings Co. Ltd.			450,900	12,638,773
Shimamura Co. Ltd.		†	27,000	2,830,388
Shin-Etsu Chemical Co. Ltd.			118,700	5,822,665
Shinsei Bank Ltd.			2,644,000	2,971,860
Ship Healthcare Holdings, Inc.			79,100	1,952,860
Siix Corp.			223,900	2,918,197
Softbank Corp.			139,100	4,070,075
Sumitomo Corp.		†	544,700	6,739,880
Sumitomo Mitsui Financial Group, Inc. † 101,291				2,853,933
Sumitomo Osaka Cement Co. Ltd.			979,000	3,275,586
Sumitomo Precision Products Co. Ltd.	†		303,000	2,028,142
Takeda Pharmaceutical Co. Ltd.		†	237,000	11,240,496
Tokio Marine Holdings, Inc.			477,000	12,088,608
Tosoh Corp.		†	532,000	1,667,038
Toyota Motor Corp.			269,200	9,227,957
Unipres Corp.			152,100	4,110,954
Yorozu Corp.		†	61,000	1,575,610

				212,925,652

Kazakhstan—0.1%
KazMunaiGas Exploration Production GDR			71,776	1,050,250

Korea, Republic of—2.4%
GS Holdings			28,600	1,355,234
Hyundai Motor Co.			34,600	6,048,697
Hyundai Wia Corp.		*	14,300	1,833,198
KB Financial Group, Inc.			48,859	1,614,405
Kia Motors Corp.			103,800	6,189,817
NHN Corp.		*	8,794	1,675,403
Samsung Electronics Co., Ltd.			3,311	2,311,927
SK Holdings Co. Ltd.			14,500	1,605,757
Woori Finance Holdings Co. Ltd.			261,100	2,213,967

				24,848,405

Macau—1.0%
Sands China Ltd.		*	3,086,621	7,221,696
Wynn Macau Ltd.		†	1,326,177	3,136,162

				10,357,858

Malaysia—0.1%
Maxis Bhd			838,700	1,392,997

Mexico—0.2%
Grupo Mexico SAB de CV			737,700	1,744,720

Netherlands—3.8%
Akzo Nobel NV			61,272	2,703,779
ING Groep NV CVA		*	181,800	1,282,391
Koninklijke Ahold NV			708,650	8,333,850
Koninklijke Vopak NV			12,898	616,453

Vantagepoint International Fund
		Shares	Value
COMMON STOCKS—(Continued)
Reed Elsevier NV		534,806	$5,881,008
Royal Dutch Shell plc, Class A		334,065	10,301,643
Royal Dutch Shell plc, Class B		69,900	2,174,919
Unilever NV CVA		261,316	8,271,535

			39,565,578

Norway—0.2%
Statoil ASA		87,200	1,871,127

Peru—0.2%
Credicorp Ltd.		20,956	1,932,143

Philippines—0.2%
Philippine Long Distance Telephone Co. ADR		37,900	1,877,187

Portugal—0.3%
Jeronimo Martins SGPS SA		185,100	2,890,597

Russia—0.4%
Gazprom OAO ADR		273,034	2,611,015
Lukoil OAO ADR		25,200	1,264,788

			3,875,803

Singapore—2.4%
Biosensors International Group Ltd.	*	3,575,800	3,302,610
City Developments Ltd.		67,049	486,131
DBS Group Holdings Ltd.		582,497	5,223,282
Genting Singapore plc	*	946,658	1,099,203
Singapore Telecommunications Ltd.		1,787,000	4,307,617
United Overseas Bank Ltd.		654,236	8,412,676
Wilmar International Ltd.		528,000	2,101,053

			24,932,572

South Africa—0.4%
African Bank Investments Ltd.		142,589	580,036
Sasol Ltd.		33,901	1,390,334
Tiger Brands Ltd.		73,437	1,903,579

			3,873,949

Spain—3.0%
Banco Santander SA		491,212	4,016,098
Distribuidora Internacional de Alimentacion SA	*	232,097	924,149
Gas Natural SDG SA		119,600	2,033,809
Iberdrola SA		1,239,750	8,381,825
Inditex SA		73,800	6,299,958
Telefonica SA		505,627	9,690,239

			31,346,078

Sweden—1.1%
Hennes & Mauritz AB, Class B		116,000	3,473,254
NCC AB, Class B		58,888	958,360
Ratos AB, Class B		183,600	2,107,734
Sandvik AB		72,072	830,503
Skanska AB, Class B		62,985	871,932
Swedbank AB, Class A		131,800	1,455,224
Telefonaktiebolaget LM Ericsson, Class B		228,600	2,195,020

			11,892,027

Switzerland—6.1%
ABB Ltd. (Registered)	*	241,796	4,136,133
Adecco SA (Registered)	*	44,808	1,766,086

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint International Fund
		Shares	Value
COMMON STOCKS—(Continued)
Compagnie Financiere Richemont SA (A Bearer Shares)		40,059	$1,784,443
Givaudan SA (Registered)	*	1,980	1,544,190
Meyer Burger Technology AG	*†	49,900	1,264,728
Nestle SA (Registered)		206,621	11,375,045
Novartis AG (Registered)		395,167	22,074,699
Schmolz + Bickenbach AG	*	253,100	1,687,304
SGS SA (Registered)		3,393	5,154,656
Swatch Group AG (The) (Bearer)		16,456	5,414,421
Xstrata plc		138,500	1,748,935
Zurich Financial Services AG (Registered)	*	30,801	6,415,986

			64,366,626

Taiwan—0.7%
Chunghwa Telecom Co. Ltd.		458,290	1,517,816
MediaTek, Inc.		80,187	871,926
Taiwan Semiconductor Manufacturing Co. Ltd. ADR		164,900	1,884,807
Taiwan Semiconductor Manufacturing Co. Ltd.		1,289,000	2,901,232

			7,175,781

Thailand—0.3%
Kasikornbank PCL		402,000	1,499,115
PTT PCL	‡	234,800	1,950,929

			3,450,044

Turkey—0.3%
Tupras Turkiye Petrol Rafinerileri AS		60,747	1,245,550
Turkiye Garanti Bankasi AS		432,637	1,674,220

			2,919,770

United Kingdom—13.8%
Anglo American plc		126,354	4,347,971
AstraZeneca plc (London Exchange)		149,099	6,616,935
BAE Systems plc		450,000	1,858,573
BG Group plc		258,854	4,954,108
BHP Billiton plc		83,800	2,238,628
BP plc		2,388,170	14,318,698
BT Group plc		860,980	2,307,705
Cairn Energy plc	*	615,660	2,670,141
Centrica plc		849,000	3,913,560
Debenhams plc		4,199,263	3,667,078
Drax Group plc		156,000	1,159,997
Enterprise Inns plc	*	1,017,399	523,741
GlaxoSmithKline plc		618,462	12,762,014
Henderson Group plc		1,001,100	1,591,167
Hochschild Mining plc		252,700	1,598,345
HSBC Holdings plc (London Exchange)		412,000	3,155,632
Imperial Tobacco Group plc		168,300	5,679,719
Intermediate Capital Group plc		988,132	3,285,677
Johnson Matthey plc		34,728	851,826
Land Securities Group plc REIT		116,172	1,154,585
Legal & General Group plc		1,301,663	1,944,062
Prudential plc		59,655	512,320
Reckitt Benckiser Group plc		87,881	4,452,757
Rio Tinto plc		46,852	2,077,799

Vantagepoint International Fund
		Shares	Value
COMMON STOCKS—(Continued)
SABMiller plc		66,311	$2,163,663
Smith & Nephew plc		394,900	3,552,280
Standard Chartered plc (London Exchange)		234,210	4,672,718
Tate & Lyle plc		113,588	1,101,405
Tesco plc		2,412,297	14,130,212
Unilever plc		404,962	12,685,083
Vodafone Group plc		5,853,164	15,085,250
Wm Morrison Supermarkets plc		850,000	3,832,424

			144,866,073

United States—0.6%
Boart Longyear Ltd.		791,659	1,956,837
Schlumberger Ltd.		33,088	1,976,346
Synthes, Inc.	^	12,800	2,071,480

			6,004,663

TOTAL COMMON STOCKS (Cost $1,108,829,904)			1,013,620,466

MONEY MARKET FUNDS—9.9%
Institutional Money Market Funds—9.9%
Dreyfus Institutional Cash Advantage Fund, 0.08%	††¥	12,350,000	12,350,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.16%		¥34,648,282	34,648,282
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.16%	††¥	10,215,420	10,215,420
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.13%	††¥	10,000,000	10,000,000
Short-Term Investments Trust Liquid Assets Portfolio, 0.10%	††	12,350,000	12,350,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.13%	††¥	12,350,000	12,350,000

Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.11%	††¥	12,350,000	12,350,000
TOTAL MONEY MARKET FUNDS (Cost $104,263,702)			104,263,702

TOTAL INVESTMENTS—106.4% (Cost $1,213,093,606)			1,117,884,168
Other assets less liabilities—(6.4%)			(67,710,889)

NET ASSETS—100.0%			$1,050,173,279

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Legend to the Schedule of Investments:

ADR	American Depositary Receipt
CVA	Dutch Certificate of Shares
GDR	Global Depositary Receipt
Reg S	Security purchased outside the United States and is not registered under the Securities Act of 1933. This security may be resold in the United States only if the offer and sale are made pursuant to such registration or are exempt from registration.
REIT	Real Estate Investment Trust

†	Denotes all or a portion of the security on loan.
*	Non-income producing.
‡	Security valued at fair value as determined by policies approved by the Board of Directors.
^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. 144A securities amounted to $2,071,480, which represents 0.2% of Net Assets.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint International Fund
Percentage of Portfolio by Industry:

COMMON STOCKS
Oil, Gas & Consumable Fuels	9.3%
Pharmaceuticals	8.0%
Commercial Banks	6.9%
Food & Staples Retailing	5.6%
Diversified Telecommunication Services	5.0%
Food Products	4.4%
Insurance	4.3%
Automobiles	4.2%
Metals & Mining	3.3%
Wireless Telecommunication Services	3.3%
Chemicals	3.0%
Real Estate Management & Development	2.5%
Trading Companies & Distributors	2.1%
Electric Utilities	1.9%
Personal Products	1.9%
Beverages	1.9%
Health Care Equipment & Supplies	1.8%
Auto Components	1.8%
Hotels, Restaurants & Leisure	1.6%
Specialty Retail	1.5%
Office Electronics	1.4%
Machinery	1.4%
Multi-Utilities	1.3%
Electronic Equipment, Instruments & Components	1.2%
Tobacco	1.2%
Media	1.1%
Textiles, Apparel & Luxury Goods	1.1%
Semiconductors & Semiconductor Equipment	0.9%
Industrial Conglomerates	0.9%
Capital Markets	0.9%
Energy Equipment & Services	0.9%
Building Products	0.8%
Professional Services	0.7%
Construction & Engineering	0.7%
Road & Rail	0.7%
Household Products	0.6%
Gas Utilities	0.6%
Aerospace & Defense	0.6%
Internet Software & Services	0.6%
Real Estate Investment Trusts (REITs)	0.6%
Electrical Equipment	0.6%
Software	0.5%
Health Care Providers & Services	0.4%
Construction Materials	0.3%
Multiline Retail	0.3%
Transportation Infrastructure	0.3%
IT Services	0.3%
Independent Power Producers & Energy Traders	0.3%
Biotechnology	0.3%
Diversified Financial Services	0.2%
Communications Equipment	0.2%
Commercial Services & Supplies	0.1%
Consumer Finance	0.1%
Marine	0.1%

TOTAL COMMON STOCKS	96.5%

MONEY MARKET FUNDS
Institutional Money Market Funds	9.9%

TOTAL INVESTMENTS	106.4%
Other assets less liabilities	(6.4)%

TOTAL NET ASSETS	100.0%

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Diversifying Strategies Fund
		Shares	Value
COMMON STOCKS—2.2%
Capital Markets—0.2%
Affiliated Managers Group, Inc.	*	4,800	$374,640
Franklin Resources, Inc.		10,800	1,032,912

			1,407,552

Energy Equipment & Services—0.1%
Schlumberger Ltd.		11,000	657,030

Food Products—0.1%
Nestle SA (Registered) (Switzerland)		10,200	561,538

Household Products—0.1%
Unicharm Corp. (Japan)		15,000	719,453

Industrial Conglomerates—0.0%
Siemens AG (Registered) (Germany)		5,000	449,852

Pharmaceuticals—0.4%
Novo Nordisk A/S, Class B (Denmark)		17,000	1,695,481
Sawai Pharmaceutical Co. Ltd. (Japan)		6,600	712,451
Shire plc (Ireland)		30,000	935,538

			3,343,470

Semiconductors & Semiconductor Equipment—0.6%
ARM Holdings plc (United Kingdom)		565,000	4,831,676

Software—0.4%
Microsoft Corp.		75,000	1,866,750
SAP AG (Germany)		35,400	1,801,233

			3,667,983

Textiles, Apparel & Luxury Goods—0.3%
Swatch Group AG (The) (Registered) (Switzerland)		41,500	2,473,453

TOTAL COMMON STOCKS
(Cost $16,016,218)		18,112,007

CONVERTIBLE PREFERRED STOCKS—1.5%
Communications Equipment—0.4%
Lucent Technologies Capital Trust I 7.750%		3,750	3,093,750

Electric Utilities—0.2%
NextEra Energy, Inc. 7.000%		35,000	1,746,500

Food Products—0.1%
Bunge Ltd., Perpetual (Bermuda) 4.875%		11,195	1,029,940

Insurance—0.1%
MetLife, Inc. 5.000%		10,000	565,600

Oil, Gas & Consumable Fuels—0.6%
Apache Corp., Series D 6.000%		54,900	2,809,233
Chesapeake Energy Corp., Perpetual 5.750%	^	1,825	2,005,219

			4,814,452

Vantagepoint Diversifying Strategies Fund
	Shares	Value
CONVERTIBLE PREFERRED STOCKS—(Continued)
Wireless Telecommunication Services—0.1%
Crown Castle International Corp. 6.250%	16,700	$983,212

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $13,913,870)		12,233,454

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—39.5%
Aerospace & Defense—0.2%
General Dynamics Corp.
4.250%	05/15/2013	§	$980,000	1,035,486
Lockheed Martin Corp.
2.125%	09/15/2016		870,000	866,021

				1,901,507

Auto Components—0.1%
Johnson Controls, Inc.
0.674%	02/04/2014	#§	770,000	770,495

Beverages—1.5%
Anheuser-Busch InBev Worldwide, Inc.
9.750%	11/17/2015		BRL 2,600,000	1,403,537
3.000%	10/15/2012	§	910,000	929,137
2.500%	03/26/2013		1,240,000	1,267,367
1.088%	03/26/2013	#§	1,900,000	1,915,439
Coca-Cola Enterprises, Inc.
1.125%	11/12/2013	§	1,220,000	1,218,611
Diageo Capital plc (United Kingdom)
5.125%	01/30/2012	§	2,700,000	2,735,502
Dr. Pepper Snapple Group, Inc.
1.700%	12/21/2011	§	2,815,000	2,820,315

				12,289,908

Biotechnology—0.4%
Amgen, Inc.
2.300%	06/15/2016		750,000	768,745
Genzyme Corp.
3.625%	06/15/2015		730,000	781,374
Life Technologies Corp.
3.500%	01/15/2016	§	1,500,000	1,528,461

				3,078,580

Capital Markets—1.2%
Bank of New York Mellon Corp. (The) MTN
0.534%	01/31/2014	#§	2,750,000	2,745,440
Bear Stearns Cos. LLC (The), Series B MTN
6.950%	08/10/2012		2,000,000	2,098,776
Merrill Lynch & Co., Inc., Series C MTN
6.050%	08/15/2012		650,000	656,104
Morgan Stanley
1.233%	04/29/2013	#§	3,300,000	3,119,695
TD Ameritrade Holding Corp.
4.150%	12/01/2014		760,000	807,720
WT Finance Aust Pty Ltd./Westfield Capital/WEA Finance LLC (Australia)
5.125%	11/15/2014	^	400,000	421,031

				9,848,766

Chemicals—0.6%
Airgas, Inc.
2.850%	10/01/2013	§	1,270,000	1,300,225

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Dow Chemical Co. (The)
4.850%	08/15/2012		$3,100,000	$3,192,448
Ferro Corp.
7.875%	08/15/2018		650,000	653,250

				5,145,923

Commercial Banks—5.2%
Banco Bradesco SA (Brazil)
2.390%	05/16/2014	#^§	1,000,000	972,046
Banco de Credito del Peru (Peru)
4.750%	03/16/2016	^§	1,640,000	1,599,000
Banco do Brasil SA (Brazil)
4.500%	01/22/2015	^§	1,200,000	1,237,440
Banco do Nordeste do Brasil SA (Brazil)
3.625%	11/09/2015	^	1,320,000	1,313,400
Bank of Nova Scotia (Canada)
2.250%	01/22/2013	§	2,000,000	2,038,410
Barclays Bank plc (United Kingdom)
3.900%	04/07/2015		925,000	909,446
1.286%	01/13/2014	#§	2,510,000	2,438,834
BB&T Corp.
0.953%	04/28/2014	#	850,000	844,811
BB&T Corp., Series A MTN
3.375%	09/25/2013		400,000	414,607
Capital One Financial Corp.
2.125%	07/15/2014	§	1,780,000	1,763,444
CBQ Finance Ltd. (Bermuda)
5.000%	11/18/2014	^	750,000	795,399
CIT Group, Inc.
7.000%	05/01/2015		950,000	944,063
5.250%	04/01/2014	^	350,000	340,375
Credit Suisse (Switzerland)
1.209%	01/14/2014	#§	4,440,000	4,359,294
ICICI Bank Ltd. (India)
5.500%	03/25/2015	^	450,000	448,547
KeyCorp MTN
3.750%	08/13/2015		630,000	649,580
Royal Bank of Canada (Canada)
1.125%	01/15/2014	§	2,330,000	2,337,426
Royal Bank of Scotland plc (The) (United Kingdom)
3.250%	01/11/2014	§	2,860,000	2,774,486
Societe Generale SA (France)
1.658%	12/13/2013	#^	1,000,000	915,087
SunTrust Bank GA, Bank Note
0.408%	05/21/2012	#§	1,250,000	1,247,688
Toronto-Dominion Bank (The) (Canada)
2.500%	07/14/2016	§	2,100,000	2,157,905
0.549%	07/14/2014	#§	1,320,000	1,321,774
Union Bank NA
1.281%	06/06/2014	#§	1,360,000	1,346,968
Union Bank NA, Bank Note
2.125%	12/16/2013		1,560,000	1,574,931
US Bancorp
4.200%	05/15/2014		800,000	859,084
2.000%	06/14/2013	§	1,500,000	1,530,197
US Bancorp MTN
1.375%	09/13/2013		1,000,000	1,006,623
Wachovia Bank NA, Bank Note
4.800%	11/01/2014		1,390,000	1,484,250
Wachovia Corp. MTN
0.444%	08/01/2013	#§	2,250,000	2,222,447

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Westpac Banking Corp. (Australia)
2.250%	11/19/2012		$700,000	$709,508

				42,557,070

Commercial Services & Supplies—0.1%
Corrections Corp. of America
6.250%	03/15/2013		815,000	817,038

Communications Equipment—1.0%
Cisco Systems, Inc.
1.625%	03/14/2014	§	3,560,000	3,622,795
0.593%	03/14/2014	#§	4,500,000	4,470,138

				8,092,933

Computers & Peripherals—0.6%
Hewlett-Packard Co.
4.250%	02/24/2012		1,929,000	1,955,006
2.350%	03/15/2015		1,200,000	1,204,625
1.900%	09/19/2014	#§	900,000	904,096
Seagate Technology HDD Holdings (Cayman Islands)
6.800%	10/01/2016	§	1,000,000	1,000,000

				5,063,727

Construction Materials—0.2%
CRH America, Inc.
6.950%	03/15/2012	§	1,400,000	1,434,987

Consumer Finance—2.5%
Ally Financial, Inc.
4.500%	02/11/2014	§	1,000,000	917,500
American Express Credit Corp.
1.208%	06/24/2014	#	1,570,000	1,556,225
American Express Credit Corp. MTN
1.930%	06/19/2013	#§	1,400,000	1,424,399
Banque PSA Finance (France)
2.274%	04/04/2014	#^	1,360,000	1,283,178
Caterpillar Financial Services Corp., Series G MTN
1.375%	05/20/2014	§	3,200,000	3,219,962
Ford Motor Credit Co. LLC
7.000%	10/01/2013		645,000	678,938
HSBC Finance Corp.
0.499%	01/15/2014	#	1,500,000	1,415,206
International Lease Finance Corp.
6.500%	09/01/2014	^	600,000	603,000
John Deere Capital Corp. MTN
1.600%	03/03/2014	§	2,720,000	2,750,119
0.551%	03/03/2014	#§	680,000	677,010
John Deere Capital Corp., Series D MTN
5.350%	01/17/2012	§	2,150,000	2,179,117
PACCAR Financial Corp.
1.550%	09/29/2014		710,000	710,143
PACCAR Financial Corp. MTN
0.690%	04/05/2013	#§	3,350,000	3,359,511

				20,774,308

Containers & Packaging—0.0%
Bemis Co., Inc.
5.650%	08/01/2014		290,000	314,377

Diversified Financial Services—2.7%
Bank of America Corp.
0.837%	09/11/2012	#§	1,300,000	1,276,438

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Bank of America Corp. MTN
4.900%	05/01/2013		$650,000	$644,858
Citigroup, Inc.
6.000%	12/13/2013		475,000	499,181
5.300%	10/17/2012		475,000	486,905
2.286%	08/13/2013	#§	1,530,000	1,514,203
1.136%	02/15/2013	#§	1,210,000	1,193,416
CME Group, Inc.
5.750%	02/15/2014		1,000,000	1,098,870
Equifax, Inc.
4.450%	12/01/2014		160,000	170,595
ERAC USA Finance LLC
2.250%	01/10/2014	^	630,000	633,892
General Electric Capital Corp.
5.900%	05/13/2014		430,000	470,373
2.800%	01/08/2013		1,100,000	1,119,281
General Electric Capital Corp. MTN
1.875%	09/16/2013		1,400,000	1,407,106
General Electric Capital Corp., Series A MTN
6.000%	06/15/2012	§	2,700,000	2,800,556
3.750%	11/14/2014		750,000	783,509
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
7.750%	01/15/2016	§	1,035,000	1,038,881
JPMorgan Chase & Co. MTN
1.053%	01/24/2014	#§	1,300,000	1,286,463
NASDAQ OMX Group, Inc. (The)
4.000%	01/15/2015		1,210,000	1,234,061
National Rural Utilities Cooperative Finance Corp.,
Series C MTN
0.437%	12/09/2011	#§	2,590,000	2,589,847
Noble Group Ltd. (Bermuda)
8.500%	05/30/2013	^	530,000	548,550
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.
8.250%	09/01/2017		550,000	539,000
Susser Holdings LLC/Susser Finance Corp.
8.500%	05/15/2016	§	1,090,000	1,140,413

				22,476,398

Diversified Telecommunication Services—2.0%
AT&T, Inc.
5.875%	08/15/2012	§	3,210,000	3,345,045
4.850%	02/15/2014		600,000	645,386
2.400%	08/15/2016		690,000	697,181
Cellco Partnership/Verizon Wireless Capital LLC
5.550%	02/01/2014		500,000	547,322
Cincinnati Bell, Inc.
8.250%	10/15/2017		500,000	487,500
Frontier Communications Corp.
8.500%	04/15/2020		900,000	877,500
6.250%	01/15/2013		820,000	826,150
PAETEC Holding Corp.
8.875%	06/30/2017		500,000	527,500
Qtel International Finance Ltd. (Bermuda)
6.500%	06/10/2014	^	1,170,000	1,278,956
Telecom Italia Capital SA (Luxembourg)
5.250%	11/15/2013		280,000	273,827
Telefonica Emisiones SAU (Spain)
2.582%	04/26/2013		1,260,000	1,219,796
Verizon Communications, Inc.
0.973%	03/28/2014	#§	4,800,000	4,816,963

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Windstream Corp.
8.125%	08/01/2013		$ 765,000	$808,988

				16,352,114

Electric Utilities—2.4%
Cia de Eletricidade do Estado da Bahia (Brazil)
11.750%	04/27/2016	^	BRL 1,100,000	593,804
Columbus Southern Power Co.
0.749%	03/16/2012	#§	1,490,000	1,491,278
Columbus Southern Power Co., Series C
5.500%	03/01/2013		750,000	791,786
Commonwealth Edison Co., Series 105
5.400%	12/15/2011	§	4,447,000	4,486,787
Consolidated Edison Co. of New York, Inc., Series 2002-B
4.875%	02/01/2013	§	1,000,000	1,051,044
Consumers Energy Co., Series D
5.375%	04/15/2013		575,000	610,969
Dominion Resources, Inc.
5.700%	09/17/2012	§	700,000	730,827
Duke Energy Carolinas LLC
6.250%	01/15/2012	§	2,625,000	2,663,950
Georgia Power Co.
1.300%	09/15/2013		1,260,000	1,268,985
0.667%	03/15/2013	#§	1,700,000	1,702,035
0.519%	01/15/2013	#§	1,000,000	1,000,609
NextEra Energy Capital Holdings, Inc.
2.600%	09/01/2015	§	2,000,000	2,028,034
Northern States Power Co., Series B
8.000%	08/28/2012		1,039,000	1,105,938
Southern Co., Series A
5.300%	01/15/2012	§	350,000	354,223

				19,880,269

Electronic Equipment, Instruments & Components—0.4%
Agilent Technologies, Inc.
2.500%	07/15/2013		520,000	527,623
Koninklijke Philips Electronics NV (Netherlands)
4.625%	03/11/2013	§	1,000,000	1,048,095
Thermo Fisher Scientific, Inc.
2.150%	12/28/2012	§	1,620,000	1,647,137

				3,222,855

Energy Equipment & Services—0.2%
Cameron International Corp.
1.257%	06/02/2014	#§	1,010,000	1,015,361
Complete Production Services, Inc.
8.000%	12/15/2016	§	1,000,000	1,005,000

				2,020,361

Food & Staples Retailing—0.7%
Costco Wholesale Corp.
5.300%	03/15/2012	§	2,000,000	2,043,004
Kroger Co. (The)
6.200%	06/15/2012	§	1,500,000	1,551,481
Safeway, Inc.
5.800%	08/15/2012	§	1,786,000	1,854,922

				5,449,407

Food Products—1.3%
Archer-Daniels-Midland Co.
0.446%	08/13/2012	#§	2,470,000	2,474,281

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Corn Products International, Inc.
3.200%	11/01/2015		$350,000	$359,111
General Mills, Inc.
6.000%	02/15/2012	§	2,500,000	2,547,237
5.250%	08/15/2013		1,500,000	1,618,137
Kraft Foods, Inc.
6.250%	06/01/2012	§	425,000	440,112
5.250%	10/01/2013		390,000	416,337
2.625%	05/08/2013		390,000	398,242
Wm. Wrigley Jr. Co.
3.700%	06/30/2014	^§	2,510,000	2,596,316

				10,849,773

Gas Utilities—0.2%
Consolidated Natural Gas Co., Series C
6.250%	11/01/2011	§	1,800,000	1,807,920

Health Care Equipment & Supplies—0.6%
Covidien International Finance SA (Luxembourg)
1.875%	06/15/2013		1,250,000	1,268,134
DENTSPLY International, Inc.
1.803%	08/15/2013	#§	1,640,000	1,645,236
Stryker Corp.
3.000%	01/15/2015		790,000	833,655
2.000%	09/30/2016		1,280,000	1,287,694

				5,034,719

Health Care Providers & Services—0.5%
DaVita, Inc.
6.625%	11/01/2020		950,000	916,750
Express Scripts, Inc.
5.250%	06/15/2012		600,000	616,198
Omnicare, Inc.
6.875%	12/15/2015	§	282,000	292,222
Quest Diagnostics, Inc.
1.208%	03/24/2014	#§	890,000	895,517
WellPoint, Inc.
2.375%	02/15/2017	§	1,645,000	1,628,761

				4,349,448

Hotels, Restaurants & Leisure—0.1%
McDonald’s Corp., Series G MTN
5.750%	03/01/2012		750,000	766,039

Household Durables—0.5%
Clorox Co. (The)
5.000%	03/01/2013	§	1,000,000	1,052,377
Fortune Brands, Inc.
3.000%	06/01/2012	§	1,950,000	1,961,564
Kimberly-Clark Corp.
5.625%	02/15/2012	§	1,000,000	1,017,763

				4,031,704

Household Products—0.1%
Procter & Gamble Co. (The)
0.700%	08/15/2014	§	910,000	912,499

Independent Power Producers & Energy Traders—0.2%
AES Corp. (The)
7.750%	03/01/2014		650,000	666,250
Calpine Corp.
7.250%	10/15/2017	^	750,000	727,500

				1,393,750

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Industrial Conglomerates—0.5%
3M Co.
1.375%	09/29/2016		$1,040,000	$1,035,616
3M Co., Series E MTN
4.375%	08/15/2013		750,000	804,612
Danaher Corp.
1.300%	06/23/2014		500,000	506,123
0.603%	06/21/2013	#§	1,000,000	1,002,461
Siemens Financieringsmaatschappij NV MTN (Netherlands)
0.499%	03/16/2012	#	1,100,000	1,099,960

				4,448,772

Insurance—1.3%
Allstate Corp. (The)
6.200%	05/16/2014		510,000	569,214
Berkshire Hathaway Finance Corp.
4.000%	04/15/2012		750,000	763,568
Berkshire Hathaway, Inc.
3.750%	08/15/2021	§	3,300,000	3,353,575
Hartford Financial Services Group, Inc.
4.000%	03/30/2015		570,000	573,856
MetLife, Inc.
2.375%	02/06/2014	§	980,000	997,586
Prudential Financial, Inc., Series D MTN
5.150%	01/15/2013	§	2,000,000	2,075,566
5.100%	12/14/2011	§	1,100,000	1,106,683
3.625%	09/17/2012		710,000	722,072
2.750%	01/14/2013		600,000	605,483

				10,767,603

Internet & Catalog Retail—0.1%
eBay, Inc.
0.875%	10/15/2013	§	1,090,000	1,094,295

IT Services—0.2%
International Business Machines Corp.
2.100%	05/06/2013		630,000	643,092
1.000%	08/05/2013		1,250,000	1,259,581

				1,902,673

Life Sciences Tools & Services—0.1%
Howard Hughes Medical Institute
3.450%	09/01/2014		700,000	744,981

Machinery—0.5%
Case New Holland, Inc.
7.750%	09/01/2013	§	1,450,000	1,518,875
Caterpillar, Inc.
0.468%	05/21/2013	#§	1,200,000	1,201,546
SPX Corp.
7.625%	12/15/2014		795,000	854,625
Terex Corp.
8.000%	11/15/2017		500,000	445,000

				4,020,046

Media—0.8%
CCO Holdings LLC/CCO Holdings Capital Corp.
8.125%	04/30/2020		250,000	261,250
Charter Communications Operating LLC/Charter Communications Operating Capital
8.000%	04/30/2012	^	995,000	1,014,900

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
COX Communications, Inc.
5.450%	12/15/2014		$500,000	$554,042
CSC Holdings LLC
8.500%	04/15/2014		275,000	298,031
8.500%	06/15/2015		725,000	766,688
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
4.750%	10/01/2014		1,200,000	1,300,990
DISH DBS Corp.
6.375%	10/01/2011		790,000	790,097
Mediacom Broadband LLC/Mediacom Broadband Corp.
8.500%	10/15/2015		500,000	500,000
Time Warner, Inc.
3.150%	07/15/2015		500,000	517,615
Viacom, Inc.
4.375%	09/15/2014		500,000	534,631
Walt Disney Co. (The), Series B MTN
6.375%	03/01/2012		375,000	383,602

				6,921,846

Metals & Mining—0.4%
BHP Billiton Finance USA Ltd. (Australia)
5.125%	03/29/2012		1,400,000	1,429,364
Steel Dynamics, Inc.
7.375%	11/01/2012		1,480,000	1,517,000
Vedanta Resources plc (United Kingdom)
6.750%	06/07/2016	^	550,000	451,000

				3,397,364

Multiline Retail—0.7%
Target Corp.
8.600%	01/15/2012	§	1,600,000	1,635,093
1.125%	07/18/2014		600,000	605,145
0.420%	07/18/2014	#§	3,800,000	3,789,348

				6,029,586

Multi-Utilities—0.3%
DTE Energy Co.
1.031%	06/03/2013	#§	2,070,000	2,067,290

Oil, Gas & Consumable Fuels—2.4%
Alpha Natural Resources, Inc.
6.000%	06/01/2019		175,000	164,062
Canadian Natural Resources Ltd. (Canada)
5.450%	10/01/2012	§	1,200,000	1,250,395
Chevron Corp.
3.950%	03/03/2014		1,000,000	1,077,739
ConocoPhillips
4.750%	02/01/2014		750,000	816,583
Husky Energy, Inc. (Canada)
6.250%	06/15/2012	§	1,670,000	1,729,459
Kinder Morgan Energy Partners LP
7.125%	03/15/2012		900,000	923,189
5.850%	09/15/2012	§	980,000	1,020,046
Kinder Morgan Kansas, Inc.
6.500%	09/01/2012		1,300,000	1,342,250
Newfield Exploration Co.
6.625%	04/15/2016	§	1,000,000	1,015,000
Petroleos Mexicanos (Mexico)
4.875%	03/15/2015	§	1,400,000	1,480,500
Plains Exploration & Production Co.
7.750%	06/15/2015	§	1,000,000	1,035,000

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Rockies Express Pipeline LLC
3.900%	04/15/2015	^	$770,000	$789,833
Shell International Finance BV (Netherlands)
1.875%	03/25/2013		710,000	724,840
Tesoro Corp.
6.625%	11/01/2015		390,000	394,387
Total Capital Canada Ltd. (Canada)
0.376%	05/13/2013	#§	2,000,000	2,001,934
TransCanada PipeLines Ltd. (Canada)
3.400%	06/01/2015		630,000	668,877
Valero Energy Corp.
6.875%	04/15/2012		1,200,000	1,236,156
XTO Energy, Inc.
7.500%	04/15/2012	§	2,190,000	2,267,467

				19,937,717

Personal Products—0.1%
Revlon Consumer Products Corp.
9.750%	11/15/2015	§	1,090,000	1,147,225

Pharmaceuticals—2.1%
AstraZeneca plc (United Kingdom)
5.400%	09/15/2012	§	1,000,000	1,046,598
GlaxoSmithKline Capital, Inc.
4.850%	05/15/2013	§	1,700,000	1,814,266
Merck & Co., Inc.
4.375%	02/15/2013	§	1,816,000	1,906,006
Novartis Capital Corp.
4.125%	02/10/2014		600,000	645,521
1.900%	04/24/2013		980,000	1,000,442
Sanofi (France)
1.625%	03/28/2014	§	1,720,000	1,749,783
0.563%	03/28/2013	#§	3,410,000	3,416,029
Teva Pharmaceutical Finance III BV (Netherlands Antilles)
1.700%	03/21/2014		580,000	586,404
0.853%	03/21/2014	#§	470,000	469,937
Teva Pharmaceutical Finance III LLC
1.500%	06/15/2012	§	1,846,000	1,856,886
0.750%	12/19/2011	#§	2,000,000	2,000,606
Valeant Pharmaceuticals International
6.500%	07/15/2016	^§	820,000	766,700

				17,259,178

Real Estate Investment Trusts (REITs)—0.8%
China Resources Land Ltd. (Hong Kong)
4.625%	05/19/2016	^§	1,100,000	1,044,753
HCP, Inc.
2.700%	02/01/2014		1,610,000	1,587,012
Health Care REIT, Inc.
6.000%	11/15/2013		930,000	972,454
Host Hotels & Resorts LP, Series Q
6.750%	06/01/2016	§	1,500,000	1,507,500
Simon Property Group LP
4.200%	02/01/2015		250,000	264,009
Vornado Realty LP
4.250%	04/01/2015		1,240,000	1,286,876

				6,662,604

Road & Rail—0.4%
Canadian National Railway Co. (Canada)
6.375%	10/15/2011		2,153,000	2,157,993

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
JB Hunt Transport Services, Inc.
3.375%	09/15/2015		$970,000	$978,993

				3,136,986

Semiconductors & Semiconductor Equipment—0.5%
Intel Corp.
1.950%	10/01/2016		840,000	847,064
Texas Instruments, Inc.
0.875%	05/15/2013	§	2,230,000	2,238,126
0.466%	05/15/2013	#§	1,000,000	1,000,492

				4,085,682

Software—0.6%
Microsoft Corp.
2.950%	06/01/2014		900,000	955,804
0.875%	09/27/2013	§	2,760,000	2,779,309
Oracle Corp.
3.750%	07/08/2014		750,000	808,246

				4,543,359

Specialty Retail—0.1%
Toys R Us, Inc.
7.375%	10/15/2018		500,000	427,500

Textiles, Apparel & Luxury Goods—0.3%
Hanesbrands, Inc.
6.375%	12/15/2020		950,000	926,250
Levi Strauss & Co.
8.875%	04/01/2016	§	1,000,000	1,015,000
VF Corp.
1.058%	08/23/2013	#§	700,000	701,105

				2,642,355

Tobacco—0.5%
Lorillard Tobacco Co.
3.500%	08/04/2016		1,200,000	1,202,980
Philip Morris International, Inc.
4.875%	05/16/2013	§	2,500,000	2,653,475

				3,856,455

Trading Companies & Distributors—0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.
6.250%	08/20/2019		800,000	770,000

Water Utilities—0.1%
Veolia Environnement SA (France)
5.250%	06/03/2013		910,000	957,614

Wireless Telecommunication Services—1.1%
America Movil SAB de CV (Mexico)
3.625%	03/30/2015		350,000	365,750
Buccaneer Merger Sub, Inc.
9.125%	01/15/2019	^	500,000	492,500
New Cingular Wireless Services, Inc.
8.125%	05/01/2012	§	455,000	473,430
Rogers Communications, Inc. (Canada)
6.375%	03/01/2014		360,000	399,831
6.250%	06/15/2013	§	1,100,000	1,191,343
Sprint Capital Corp.
8.375%	03/15/2012		1,470,000	1,492,050
Vodafone Group plc (United Kingdom)
5.350%	02/27/2012	§	250,000	254,535
4.150%	06/10/2014		1,090,000	1,171,769

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
0.599%	02/27/2012	#§	$3,300,000	$3,302,399

				9,143,607

TOTAL CORPORATE OBLIGATIONS
(Cost $325,811,642)				326,601,613

MORTGAGE-RELATED SECURITIES—5.8%
Commercial Mortgage-Backed Securities—0.5%
Extended Stay America Trust, Series 2010-ESHA, Class A
2.951%	11/05/2027	^	1,349,117	1,330,921
LA Arena Funding LLC, Series 1, Class A
7.656%	12/15/2026	^	693,254	710,018
National Credit Union Administration Guaranteed Notes, Series 2010-C1, Class A1
1.600%	10/29/2020	§	1,051,440	1,062,840
National Credit Union Administration Guaranteed Notes, Series 2010-C1, Class A2
2.900%	10/29/2020		1,260,000	1,322,394

				4,426,173

U.S. Government Agency Mortgage-Backed Securities—5.0%
Federal Home Loan Mortgage Corp.
3.903%	12/01/2039	#	574,703	604,279
2.460%	09/01/2035	#§	6,619,549	6,959,523
Federal Home Loan Mortgage Corp. REMICS, Series 2626, Class KA
3.000%	03/15/2030	§	85,312	85,314
Federal Home Loan Mortgage Corp. REMICS, Series 2929, Class AC
4.500%	12/15/2022		381,896	387,733
Federal National Mortgage Association
5.000%	01/01/2018		1,520,569	1,645,450
3.500%	05/01/2020- 12/01/2020		2,738,278	2,881,447
3.142%	07/01/2041	#	5,352,336	5,587,093
3.094%	06/01/2041	#	3,403,394	3,551,458
0.541%	07/01/2016	#§	6,600,000	6,596,453
Federal National Mortgage Association REMICS, Series) 2005-38, Class CD
5.000%	06/25/2019	§	721,872	747,915
Government National Mortgage Association, Series 2004-19, Class FC
0.531%	03/20/2034	#§	2,145,507	2,148,398
National Credit Union Administration Guaranteed Notes, Series 2010-R1, Class 1A
0.674%	10/07/2020	#§	1,780,029	1,782,806
National Credit Union Administration Guaranteed Notes, Series 2010-R1, Class 2A
1.840%	10/07/2020		541,676	548,490
National Credit Union Administration Guaranteed Notes, Series 2010-R2, Class 1A
0.594%	11/06/2017	#§	5,783,061	5,784,854
National Credit Union Administration Guaranteed Notes, Series 2011-R4, Class 1A
0.604%	03/06/2020	#§	1,912,178	1,912,178

				41,223,391

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
MORTGAGE-RELATED SECURITIES—(Continued)
U.S. Non-Agency Mortgage-Backed Securities—0.3%
Banc of America Mortgage Securities, Inc., Series 2002-K, Class 1A4
2.799%	10/20/2032	#	$686,135	646,350
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-3, Class 2A1
5.000%	04/25/2019		243,244	251,395
GMAC Mortgage Corp. Loan Trust, Series 2003-J7, Class A6
5.000%	11/25/2033	§	113,221	113,045
Thornburg Mortgage Securities Trust, Series 2004-1, Class II2A
1.743%	03/25/2044	#§	938,657	795,531
Wells Fargo Mortgage Backed Securities Trust, Series 2004-6, Class A13
0.685%	06/25/2034	#§	367,565	362,975

				2,169,296

TOTAL MORTGAGE-RELATED SECURITIES
(Cost $47,745,458)				47,818,860

CONVERTIBLE DEBT OBLIGATIONS—24.2%
Aerospace & Defense—0.1%
MTU Aero Engines Finance BV (Netherlands)
2.750%	02/01/2012		EUR 800,000	1,121,296

Beverages—0.7%
Asahi Group Holdings Ltd. (Japan)
0.000%	05/26/2028		JPY 215,000,000	2,862,048
Molson Coors Brewing Co.
2.500%	07/30/2013		2,700,000	2,851,875

				5,713,923

Biotechnology—1.0%
Amgen, Inc., Series B
0.375%	02/01/2013		2,550,000	2,518,125
Gilead Sciences, Inc.
1.625%	05/01/2016		3,300,000	3,770,250
1.000%	05/01/2014		1,500,000	1,629,375

				7,917,750

Building Products—0.1%
Griffon Corp.
4.000%	01/15/2017	^	500,000	463,750

Capital Markets—1.1%
Affiliated Managers Group, Inc.
3.950%	08/15/2038		3,750,000	3,951,563
Billion Express Investments Ltd. (Virgin Islands, British)
0.750%	10/18/2015		3,400,000	3,918,500
ProLogis LP
3.250%	03/15/2015		1,500,000	1,490,625

				9,360,688

Communications Equipment—0.2%
Arris Group, Inc.
2.000%	11/15/2026		1,500,000	1,522,500

Computers & Peripherals—1.1%
EMC Corp.
1.750%	12/01/2013		2,600,000	3,682,250
SanDisk Corp.
1.500%	08/15/2017		3,000,000	3,146,250

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CONVERTIBLE DEBT OBLIGATIONS—(Continued)
1.000%	05/15/2013		$2,200,000	$2,139,500

				8,968,000

Containers & Packaging—0.2%
Owens-Brockway Glass Container, Inc.
3.000%	06/01/2015	^	2,000,000	1,810,000

Diversified Consumer Services—0.2%
Stewart Enterprises, Inc.
3.125%	07/15/2014		2,000,000	1,977,500

Diversified Telecommunication Services—0.6%
Alaska Communications Systems Group, Inc.
6.250%	05/01/2018	^	1,800,000	1,622,250
Inmarsat plc, Series ISAT (United Kingdom)
1.750%	11/16/2017		1,300,000	1,518,400
Level 3 Communications, Inc.
3.500%	06/15/2012		1,500,000	1,486,875

				4,627,525

Electric Utilities—0.0%
Unisource Energy Corp.
4.500%	03/01/2035		300,000	324,750

Electrical Equipment—0.5%
EnerSys
3.375%	06/01/2038		800,000	751,000
General Cable Corp.
0.875%	11/15/2013		3,311,000	3,046,120
Nexans SA (France)
1.500%	01/01/2013		EUR 500,000	554,991

				4,352,111

Electronic Equipment, Instruments & Components—0.2%
TPK Holding Co. Ltd. (Cayman Islands)
0.000%	04/20/2014		1,600,000	1,376,000

Energy Equipment & Services—2.4%
Bristow Group, Inc.
3.000%	06/15/2038		2,500,000	2,500,000
Exterran Energy Corp.
4.750%	01/15/2014		2,500,000	2,325,000
Exterran Holdings, Inc.
4.250%	06/15/2014		250,000	228,125
Helix Energy Solutions Group, Inc.
3.250%	12/15/2025		2,150,000	2,117,750
Hercules Offshore, Inc.
3.375%	06/01/2038		900,000	814,500
Hornbeck Offshore Services, Inc.
1.625%	11/15/2026		2,500,000	2,367,250
SESI LLC
1.500%	12/15/2026		1,500,000	1,500,000
Subsea 7 SA (Luxembourg)
2.250%	10/11/2013		4,500,000	4,907,250
Technip SA (France)
0.500%	01/01/2016		EUR 26,000	3,045,068

				19,804,943
Food & Staples Retailing—0.1%
Pantry, Inc. (The)
3.000%	11/15/2012		500,000	494,375

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CONVERTIBLE DEBT OBLIGATIONS—(Continued)
Food Products—0.2%
Archer-Daniels-Midland Co.
0.875%	02/15/2014		$1,500,000	$1,500,000

Health Care Equipment & Supplies—1.1%
Alere, Inc.
3.000%	05/15/2016		1,350,000	1,181,250
Hologic, Inc.
2.000%	12/15/2037		2,500,000	2,353,125
Integra LifeSciences Holdings Corp.
2.375%	06/01/2012	^	1,650,000	1,641,750
Kinetic Concepts, Inc.
3.250%	04/15/2015	^	850,000	1,199,563
Medtronic, Inc., Series B
1.625%	04/15/2013		1,950,000	1,962,187
NuVasive, Inc.
2.750%	07/01/2017		1,350,000	1,134,000

				9,471,875

Health Care Providers & Services—0.5%
LifePoint Hospitals, Inc.
3.500%	05/15/2014		3,800,000	3,866,500

Hotels, Restaurants & Leisure—0.5%
Gaylord Entertainment Co.
3.750%	10/01/2014	^	1,200,000	1,221,000
International Game Technology
3.250%	05/01/2014		1,665,000	1,923,075
MGM Resorts International
4.250%	04/15/2015		1,300,000	1,145,625

				4,289,700

Household Durables—0.5%
Lennar Corp.
2.000%	12/01/2020	^	3,000,000	2,827,500
Stanley Black & Decker, Inc.
0.000%	05/17/2012	#	1,180,000	1,210,916

				4,038,416

Household Products—0.5%
Unicharm Corp. (Japan)
0.000%	09/24/2013		JPY 120,000,000	1,675,513
0.000%	09/24/2015		JPY 150,000,000	2,123,656

				3,799,169

Industrial Conglomerates—0.2%
Danaher Corp.
0.000%	01/22/2021		1,500,000	1,831,875

Internet & Catalog Retail—0.3%
priceline.com, Inc. 1.250%	03/15/2015	^	1,650,000	2,670,937

Internet Software & Services—0.5%
Equinix, Inc.
2.500%	04/15/2012		2,000,000	2,050,000
WebMD Health Corp.
2.250%	03/31/2016	^	2,000,000	1,792,500

				3,842,500

IT Services—0.3%
Alliance Data Systems Corp.
1.750%	08/01/2013		750,000	952,500

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CONVERTIBLE DEBT OBLIGATIONS—(Continued)
Euronet Worldwide, Inc.
3.500%	10/15/2025		$1,300,000	$1,293,500

				2,246,000

Life Sciences Tools & Services—0.3%
Charles River Laboratories International, Inc.
2.250%	06/15/2013		1,500,000	1,481,250
Illumina, Inc.
0.250%	03/15/2016	^	1,600,000	1,412,000

				2,893,250

Machinery—0.6%
AGCO Corp.
1.250%	12/15/2036		600,000	671,250
Greenbrier Cos., Inc.
3.500%	04/01/2018	^	1,250,000	898,438
Meritor, Inc.
4.625%	03/01/2026		1,200,000	922,500
Trinity Industries, Inc.
3.875%	06/01/2036		3,000,000	2,711,250

				5,203,438

Media—1.4%
Central European Media Enterprises Ltd. (Bermuda)
5.000%	11/15/2015		1,600,000	1,132,000
3.500%	03/15/2013	^	900,000	857,250
Interpublic Group of Cos., Inc. (The)
4.250%	03/15/2023		1,750,000	1,774,062
Liberty Interactive LLC
3.250%	03/15/2031		1,625,000	1,279,687
3.125%	03/30/2023		1,600,000	1,726,000
Live Nation Entertainment, Inc.
2.875%	07/15/2027		1,000,000	902,500
Omnicom Group, Inc.
0.000%	07/01/2038		2,425,000	2,506,844
Publicis Groupe SA (France)
3.125%	07/30/2014		EUR 9,000	413,797
XM Satellite Radio, Inc.
7.000%	12/01/2014	^	550,000	643,500

				11,235,640

Metals & Mining—1.4%
Anglo American plc (United Kingdom)
4.000%	05/07/2014		1,700,000	2,342,600
AngloGold Ashanti Holdings Finance plc, Reg S (Isle of Man)
3.500%	05/22/2014		1,000,000	1,112,750
Goldcorp, Inc. (Canada)
2.000%	08/01/2014		3,500,000	4,370,625
Kaiser Aluminum Corp.
4.500%	04/01/2015	^	725,000	824,833
Newmont Mining Corp.
3.000%	02/15/2012		1,400,000	1,940,750
Newmont Mining Corp., Series A
1.250%	07/15/2014		725,000	1,059,406

				11,650,964

Oil, Gas & Consumable Fuels—1.2%
Bill Barrett Corp.
5.000%	03/15/2028		2,000,000	2,012,500
Chesapeake Energy Corp.
2.750%	11/15/2035		1,250,000	1,300,000
2.500%	05/15/2037		2,530,000	2,422,475

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CONVERTIBLE DEBT OBLIGATIONS—(Continued)
Goodrich Petroleum Corp.
5.000%	10/01/2029		$1,750,000	$1,585,937
Patriot Coal Corp.
3.250%	05/31/2013		2,250,000	2,089,688
SM Energy Co.
3.500%	04/01/2027		500,000	610,000

				10,020,600

Pharmaceuticals—1.3%
Endo Pharmaceuticals Holdings, Inc.
1.750%	04/15/2015		700,000	793,625
Mylan, Inc.
1.250%	03/15/2012		3,200,000	3,208,000
Sawai Pharmaceutical Co. Ltd. (Japan)
0.000%	09/17/2015		JPY 125,000,000	1,758,269
Shire plc, Reg S (Jersey, Channel Islands)
2.750%	05/09/2014		3,350,000	3,824,025
Teva Pharmaceutical Finance Co. LLC, Series C
0.250%	02/01/2026		1,200,000	1,234,500
UCB SA (Belgium)
4.500%	10/22/2015		EUR 200,000	292,936

				11,111,355

Real Estate Investment Trusts (REITs)—0.8%
Alexandria Real Estate Equities, Inc.
3.700%	01/15/2027	^	2,000,000	2,020,000
Boston Properties LP
3.625%	02/15/2014	^	500,000	530,625
Health Care REIT, Inc.
3.000%	12/01/2029		1,500,000	1,591,875
Host Hotels & Resorts LP
2.625%	04/15/2027	^	2,265,000	2,281,987

				6,424,487

Road & Rail—0.2%
Avis Budget Group, Inc.
3.500%	10/01/2014		1,350,000	1,311,187

Semiconductors & Semiconductor Equipment—1.3%
Advanced Micro Devices, Inc.
6.000%	05/01/2015		1,600,000	1,572,000
Intel Corp.
3.250%	08/01/2039		3,250,000	3,839,063
Linear Technology Corp., Series A
3.000%	05/01/2027		1,000,000	1,025,000
Micron Technology, Inc.
1.875%	06/01/2014		2,250,000	2,112,187
Xilinx, Inc.
2.625%	06/15/2017		2,150,000	2,456,375

				11,004,625

Software—1.1%
Electronic Arts, Inc.
0.750%	07/15/2016	^	1,380,000	1,331,700
Microsoft Corp.
0.000%	06/15/2013	^	3,025,000	3,074,156
Rovi Corp.
2.625%	02/15/2040		243,000	282,184
Symantec Corp., Series B
1.000%	06/15/2013		3,785,000	4,329,094

				9,017,134

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date			Face	Value
CONVERTIBLE DEBT OBLIGATIONS—(Continued)
Specialty Retail—0.6%
Gr oup 1 Automotive, Inc.
2.250%	06/15/2036			$2,750,000	$2,695,000
RadioShack Corp.
2.500%	08/01/2013		^	1,500,000	1,453,125
Sonic Automotive, Inc.
5.000%	10/01/2029			1,085,000	1,200,281

					5,348,406

Textiles, Apparel & Luxury Goods—0.4%
Hengdeli Holdings Ltd. (Cayman Islands)
2.500%	10/20/2015			HKD 7,000,000	826,977
Iconix Brand Group, Inc.
2.500%	06/01/2016		^	1,500,000	1,406,250
1.875%	06/30/2012			1,250,000	1,234,375

					3,467,602

Wireless Telecommunication Services—0.5%
Leap Wireless International, Inc.
4.500%	07/15/2014			2,500,000	2,228,125
SBA Communications Corp.
1.875%	05/01/2013			2,000,000	2,085,000

					4,313,125

TOTAL CONVERTIBLE DEBT OBLIGATIONS
(Cost $201,945,549)					200,393,896

U.S. TREASURY OBLIGATIONS—7.5%
U.S. Treasury Bills—2.7%
U.S. Treasury Bill
0.040%	10/20/2011			5,000,000	4,999,968
0.027%	10/13/2011			5,700,000	5,699,980
0.012%	12/01/2011			1,000,000	999,984
0.005%	11/25/2011			2,000,000	1,999,961
0.003%	03/08/2012	‡	‡	8,700,000	8,698,391

					22,398,284

U.S. Treasury Notes—4.8%
U.S. Treasury Note
2.375%	08/31/2014 -
	10/31/2014		§	4,580,000	4,847,827
2.250%	07/31/2018			4,700,000	4,960,704
2.125%	08/15/2021			3,200,000	3,257,014
1.375%	04/15/2012			300,000	302,063
1.250%	02/15/2014			430,000	439,071
1.000%	04/30/2012 -
	08/31/2016			4,700,000	4,720,223
0.750%	09/15/2013			2,910,000	2,936,487
0.500%	11/30/2012		§	12,500,000	12,546,875
0.375%	06/30/2013			2,900,000	2,906,803
0.250%	09/15/2014			2,090,000	2,080,043
0.125%	09/30/2013			620,000	618,497

					39,615,607

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $61,839,500)					62,013,891

GOVERNMENT RELATED OBLIGATIONS—7.0%
U.S. Government Agencies—3.9%
Federal Farm Credit Bank
1.375%	06/25/2013		§	3,850,000	3,919,981
Federal Home Loan Banks, Series 1
0.500%	08/28/2013		§	4,280,000	4,288,710

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
Federal Home Loan Mortgage Corp.
1.750%	06/15/2012	§	$6,000,000	$6,063,534
1.000%	08/28/2012	§	4,000,000	4,026,852
Federal National Mortgage Association
0.625%	10/30/2014	§	3,000,000	2,994,393
0.500%	10/30/2012	§	7,000,000	7,021,777
National Credit Union Administration Guaranteed Notes, Series A1
0.245%	06/12/2013	#§	1,510,000	1,509,487
National Credit Union Administration Guaranteed Notes, Series A2
1.400%	06/12/2015	§	2,050,000	2,080,832

				31,905,566

U.S. Government Agencies-U.S. Government Guaranteed Bank Debt—0.1%
Western Corporate Federal Credit Union
1.750%	11/02/2012		640,000	649,889

Non-U.S. Government Agencies—0.3%
Export-Import Bank of Korea (Korea, Republic of)
5.500%	10/17/2012		500,000	518,980
IPIC Ltd. MTN (Cayman Islands)
3.125%	11/15/2015	^	600,000	609,000
Korea National Oil Corp. (Korea, Republic of)
2.875%	11/09/2015	^	1,330,000	1,292,929

				2,420,909

Sovereign Debt—1.1%
Canadian Government International Bond (Canada)
2.000%	12/01/2014		CAD 500,000	490,524
Korea Finance Corp. (Korea, Republic of)
3.250%	09/20/2016	§	1,890,000	1,824,064
Mexican Bonos (Mexico)
8.000%	12/19/2013		MXN 34,800,000	2,680,017
Norway Government International Bond (Norway)
5.000%	05/15/2015		NOK 2,500,000	475,449
Panama Government International Bond (Panama)
9.375%	07/23/2012		740,000	780,700
7.250%	03/15/2015	§	900,000	1,033,650
Peruvian Government International Bond (Peru)
9.125%	02/21/2012		460,000	472,650
Qatar Government International Bond (Qatar)
4.000%	01/20/2015	^	600,000	633,000
Republic of South Africa (South Africa)
7.375%	04/25/2012		1,080,000	1,117,800

				9,507,854

Supranational—0.2%
Asian Development Bank, Series G MTN (Philippines)
3.375%	05/20/2014		NOK 8,700,000	1,514,499

U.S. Municipal Bonds—0.9%
Citizens Property Insurance Corp. Revenue Bonds, Series 2007-A (Florida)
5.000%	03/01/2013		290,000	304,686
Kentucky Asset Liability Commission Revenue Bonds (Kentucky)
3.165%	04/01/2018	§	1,300,000	1,330,953

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
Minnesota School District Capital Equipment Borrowing Program, Series 2011-B (Minnesota)
2.000%	09/09/2012	§	$1,660,000	$1,686,410
South Carolina State Public Service Authority Revenue Bonds, Series 2011-A (South Carolina)
0.922%	06/02/2014	#§	1,500,000	1,499,955
State of Louisiana General Obligation Bonds, Series 2011-B (Louisiana)
0.967%	07/15/2014	#§	1,780,000	1,778,612
University of California Revenue Bonds (California)
1.988%	05/15/2050	#§	1,000,000	1,018,840

				7,619,456

Non-U.S. Regional Authority Bonds—0.5%
Province of British Columbia (Canada)
2.650%	09/22/2021		800,000	811,715
Province of Ontario (Canada)
1.600%	09/21/2016	§	1,600,000	1,598,250
Province of Ontario, Series 1 (Canada)
1.875%	11/19/2012	§	1,530,000	1,552,316

				3,962,281

TOTAL GOVERNMENT RELATED OBLIGATIONS
(Cost $57,805,503)				57,580,454

ASSET-BACKED SECURITIES—4.4%
Automobile—3.0%
Ally Auto Receivables Trust Series 2011-1, Class A2
0.810%	10/15/2013	§	1,775,432	1,776,997
AmeriCredit Automobile Receivables Trust Series 2010-3, Class A2
0.770%	12/09/2013	§	1,621,813	1,622,286
BMW Vehicle Lease Trust Series 2010-1, Class A2
0.580%	09/17/2012	§	2,713,419	2,713,130
Capital Auto Receivables Asset Trust Series 2007-2, Class A4A
5.390%	02/18/2014	§	158,880	159,498
CarMax Auto Owner Trust Series 2011-1, Class A2
0.720%	11/15/2013	§	5,300,000	5,303,637
First Investors Auto Owner Trust Series 2011-1, Class C
3.400%	03/15/2016	^	1,400,000	1,425,584
Hyundai Capital Auto Funding Ltd. (Cayman Islands) Series 2010-8A, Class A
1.230%	09/20/2016	#^	1,100,000	1,093,149
Nissan Auto Receivables Owner Trust Series 2010-A, Class A2
0.550%	03/15/2013	§	3,568,909	3,569,121
Volkswagen Auto Loan Enhanced Trust Series 2011-1, Class A2
0.670%	12/20/2013	§	3,300,000	3,301,917
World Omni Auto Receivables Trust Series 2011-A, Class A2
0.640%	11/15/2013	§	4,100,000	4,099,604

				25,064,923

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
ASSET-BACKED SECURITIES—(Continued)
Credit Card—0.3%
Chase Issuance Trust Series 2011-A2, Class A2
0.319%	05/15/2015	#§	$2,500,000	$2,499,478

Home Equity—0.5%
Ameriquest Mortgage Securities, Inc. Series 2003-AR3, Class M2
3.310%	10/25/2033	#	347,078	339,020
Argent Securities, Inc. Series 2006-W3, Class A2B
0.355%	04/25/2036	#	74,859	21,045
Countrywide Asset-Backed Certificates Series 2004-AB1, Class 2A3
1.275%	02/25/2035	#	295,724	287,952
Countrywide Asset-Backed Certificates Series 2005-12, Class 2A3
5.069%	02/25/2036	#	627,349	567,796
Countrywide Asset-Backed Certificates Series 2005-11, Class 3AV2
0.525%	02/25/2036	#	132,444	131,052
Option One Mortgage Loan Trust Series 2005-4, Class A3
0.495%	11/25/2035	#	874,327	795,343
Saxon Asset Securities Trust Series 2005-4, Class A2C
0.485%	11/25/2037	#	583,721	554,233
Structured Asset Investment Loan Trust Series 2003-BC1, Class A2
0.915%	01/25/2033	#	2,071,859	1,726,681

				4,423,122

Other—0.2%
CNH Equipment Trust Series 2011-A, Class A2
0.620%	06/16/2014	§	1,100,000	1,099,087
PG&E Energy Recovery Funding LLC Series 2005-1, Class A4
4.370%	06/25/2014	§	261,483	265,740

				1,364,827

Student Loan—0.4%
National Credit Union Administration Guaranteed Notes Series 2010-A1, Class A
0.574%	12/07/2020	#§	3,195,437	3,201,923

TOTAL ASSET-BACKED SECURITIES (Cost $36,854,568)				36,554,273

PURCHASED OPTIONS—1.1%
			Contracts	Value
Put-Euro Bund, Expires 11/30/2011, Strike EUR 150.00			1	18,180
Put-Swiss Market Index, Expires 12/16/2011, Strike CHF 5,399.00			420	103,533
Call-U.S 10 Year Treasury Note, Expires 11/25/2011, Strike $109.00			430	9,070,313

TOTAL PURCHASED OPTIONS (Cost $8,811,764)				9,192,026

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date			Face	Value
CERTIFICATES OF DEPOSIT—2.4%
Commercial Banks—2.4%
Bank of Nova Scotia
0.452%	07/27/2012		§	$3,000,000	$3,007,911
Canadian Imperial Bank of Commerce
0.464%	05/04/2012		§	500,000	500,348
0.450%	07/17/2012		§	2,250,000	2,251,962
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
0.292%	01/06/2012		§	2,400,000	2,400,182
Nordea Bank Finland plc
0.749%	02/07/2013		§	900,000	901,989
0.546%	04/13/2012		§	1,100,000	1,101,588
Oversea-Chinese Banking Corp. Ltd.
0.310%	12/01/2011		§	1,500,000	1,499,955
Royal Bank of Canada
0.700%	03/11/2013		§	1,390,000	1,390,314
0.336%	01/27/2012		§	2,850,000	2,851,152
Standard Chartered Bank yankee
0.690%	11/16/2011			1,520,000	1,520,540
Svenska Handelsbanken, Inc. (Sweden)
0.700%	01/18/2013		§	2,730,000	2,729,219

TOTAL CERTIFICATES OF DEPOSIT (Cost $20,139,561)					20,155,160

				Shares	Value
MONEY MARKET FUNDS—4.2%
Institutional Money Market Fund—4.2%
Fidelity Institutional Money Market: Money Market Portfolio-Institutional Class, 0.16% (Cost $34,735,978)		¥		34,735,978	34,735,978

TOTAL INVESTMENTS—99.8% (Cost $825,619,611)					825,391,612
Other assets less liabilities—0.2%					1,357,427

NET ASSETS—100.0%					$826,749,039

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Legend to the Schedule of Investments:

BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	European Monetary Unit
HKD	Hong Kong Dollar
JPY	Japanese Yen
MTN	Medium Term Note
MXN	Mexican Peso
NOK	Norwegian Krone
Reg S	Security purchased outside the United States and is not registered under the Securities Act of 1933. This security may be resold in the United States only if the offer and sale are made pursuant to such registration or are exempt from registration.
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits
*	Non-income producing.
^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. 144A securities amounted to $61,950,141, which represents 7.5% of Net Assets.
§	Security has been segregated to cover economic leverage under certain derivatives contracts which may include, but are not limited to, futures, swaps, forwards, options and TBA’s, a security that is subject to delayed delivery.
#	Rate is subject to change. Rate shown reflects current rate.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—19.4%
Aerospace & Defense—0.2%
Boeing Co. (The)
6.125%	02/15/2033	$100,000	$125,088
5.125%	02/15/2013	250,000	264,188
4.875%	02/15/2020	200,000	228,607
L-3 Communications Corp.
4.950%	02/15/2021	300,000	313,634
Lockheed Martin Corp., Series B
6.150%	09/01/2036	250,000	303,912
Northrop Grumman Corp.
3.500%	03/15/2021	300,000	302,329
United Technologies Corp.
6.700%	08/01/2028	150,000	197,383
4.875%	05/01/2015	500,000	561,390

			2,296,531

Airlines—0.0%
Continental Airlines, Inc., Series 2010-1 A, Class A
4.750%	01/12/2021	300,000	288,000

Auto Components—0.1%
Johnson Controls, Inc.
5.500%	01/15/2016	250,000	280,962
4.250%	03/01/2021	300,000	315,360

			596,322

Beverages—0.5%
Anheuser-Busch Cos., Inc.
6.800%	01/15/2031	350,000	459,738
Anheuser-Busch InBev Worldwide, Inc.
8.200%	01/15/2039	300,000	454,505
6.875%	11/15/2019	300,000	382,314
5.375%	01/15/2020	500,000	583,537
3.000%	10/15/2012	300,000	306,309
1.500%	07/14/2014	200,000	201,561
Bottling Group LLC
5.500%	04/01/2016	500,000	582,416
Cia de Bebidas das Americas (Brazil)
8.750%	09/15/2013	100,000	114,000
Coca-Cola Co. (The)
3.150%	11/15/2020	200,000	206,846
0.750%	11/15/2013	200,000	199,795
Coca-Cola Enterprises, Inc.
4.500%	09/01/2021	300,000	332,259
Diageo Finance BV (Netherlands)
5.300%	10/28/2015	750,000	846,976
PepsiCo, Inc.
3.750%	03/01/2014	500,000	534,213
2.500%	05/10/2016	200,000	207,288

			5,411,757

Biotechnology—0.1%
Amgen, Inc.
6.150%	06/01/2018	500,000	608,739
5.850%	06/01/2017	250,000	298,224
Genentech, Inc.
5.250%	07/15/2035	100,000	116,936

			1,023,899

Capital Markets—1.3%
Bank of New York Mellon Corp. (The)
3.550%	09/23/2021	300,000	299,673
2.300%	07/28/2016	100,000	100,850

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
Bear Stearns Cos. LLC (The)
7.250%	02/01/2018	$250,000	$295,080
6.400%	10/02/2017	400,000	454,733
5.700%	11/15/2014	50,000	53,960
4.650%	07/02/2018	400,000	420,155
Credit Suisse USA, Inc.
5.500%	08/15/2013	300,000	313,916
5.125%	01/15/2014	500,000	524,181
5.125%	08/15/2015	500,000	527,919
Goldman Sachs Group, Inc. (The)
6.750%	10/01/2037	500,000	458,699
6.250%	09/01/2017	500,000	521,395
6.150%	04/01/2018	500,000	518,829
6.125%	02/15/2033	600,000	604,224
5.450%	11/01/2012	500,000	515,558
5.375%	03/15/2020	300,000	298,423
5.150%	01/15/2014	500,000	517,962
5.125%	01/15/2015	500,000	516,577
5.000%	10/01/2014	553,000	573,274
3.625%	02/07/2016	300,000	292,362
Jefferies Group, Inc.
6.250%	01/15/2036	230,000	209,259
5.125%	04/13/2018	300,000	281,332
JP Morgan Chase Capital XXV, Series Y
6.800%	10/01/2037	500,000	503,344
Merrill Lynch & Co., Inc.
6.875%	11/15/2018	250,000	250,977
6.220%	09/15/2026	400,000	339,060
Merrill Lynch & Co., Inc. MTN
6.875%	04/25/2018	630,000	631,048
Morgan Stanley
7.250%	04/01/2032	100,000	101,335
6.000%	05/13/2014	500,000	506,647
5.750%	01/25/2021	300,000	276,503
2.875%	01/24/2014	300,000	289,067
Morgan Stanley MTN
5.450%	01/09/2017	1,000,000	965,662
Morgan Stanley, Series F MTN
6.625%	04/01/2018	500,000	496,676
6.000%	04/28/2015	1,000,000	996,064
5.950%	12/28/2017	500,000	485,462
Nomura Holdings, Inc. (Japan)
6.700%	03/04/2020	300,000	337,888

			14,478,094

Chemicals—0.5%
Agrium, Inc. (Canada)
6.125%	01/15/2041	400,000	490,487
Airgas, Inc.
2.950%	06/15/2016	200,000	201,982
Dow Chemical Co. (The)
8.550%	05/15/2019	629,000	806,908
7.375%	11/01/2029	150,000	189,973
E.I. du Pont de Nemours & Co.
4.900%	01/15/2041	200,000	223,631
4.750%	11/15/2012	250,000	261,102
4.250%	04/01/2021	300,000	329,389
2.750%	04/01/2016	300,000	315,246
1.750%	03/25/2014	300,000	306,279
Monsanto Co.
5.500%	08/15/2025	200,000	242,322
Potash Corp. of Saskatchewan, Inc. (Canada)
4.875%	03/01/2013	500,000	526,761

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
PPG Industries, Inc.
3.600%	11/15/2020		$400,000 $	413,413
Praxair, Inc.
3.950%	06/01/2013		150,000	158,256
3.250%	09/15/2015		500,000	535,314

				5,001,063

Commercial Banks—1.7%
Bank of Nova Scotia (Canada)
2.375%	12/17/2013		300,000	308,560
2.050%	10/07/2015		400,000	403,492
Barclays Bank plc (United Kingdom)
3.900%	04/07/2015		1,000,000	983,185
2.375%	01/13/2014		300,000	293,561
BB&T Corp.
5.250%	11/01/2019		500,000	545,874
BNP Paribas SA, Bank Note (France)
5.000%	01/15/2021	†	400,000	392,324
Capital One Financial Corp.
6.150%	09/01/2016		500,000	530,218
2.125%	07/15/2014		200,000	198,140
Citigroup, Inc.
8.500%	05/22/2019		300,000	362,872
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)
2.125%	10/13/2015		200,000	199,785
Credit Suisse (Switzerland)
5.300%	08/13/2019		400,000	404,762
Credit Suisse MTN (Switzerland)
4.375%	08/05/2020		200,000	193,885
Discover Bank
7.000%	04/15/2020		200,000	212,331
Fifth Third Capital Trust IV
6.500%	04/15/2037	#	580,000	553,958
FleetBoston Financial Corp.
6.875%	01/15/2028		150,000	149,253
HSBC Bank USA NA
4.875%	08/24/2020		400,000	375,808
JP Morgan Chase Bank NA, Bank Note
6.000%	10/01/2017		500,000	526,312
JPMorgan Chase & Co.
5.600%	07/15/2041		200,000	209,693
KeyBank NA, Bank Note
5.800%	07/01/2014		100,000	107,871
KeyCorp MTN
5.100%	03/24/2021		500,000	505,493
National City Bank
4.625%	05/01/2013		500,000	520,536
National City Corp.
6.875%	05/15/2019		500,000	575,332
PNC Funding Corp.
2.700%	09/19/2016		200,000	200,246
Royal Bank of Canada MTN (Canada)
2.875%	04/19/2016		300,000	311,162
Royal Bank of Scotland Group plc (The) (United Kingdom)
5.000%	10/01/2014		250,000	232,950
Royal Bank of Scotland plc (The) (United Kingdom)
6.125%	01/11/2021		300,000	297,087
4.875%	03/16/2015		100,000	97,988
4.375%	03/16/2016		500,000	478,573

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
SunTrust Banks, Inc.
3.600%	04/15/2016	$500,000	$507,456
Toronto-Dominion Bank (The) (Canada)
1.375%	07/14/2014	300,000	302,881
U.S. Bank NA, Bank Note
4.800%	04/15/2015	250,000	273,522
UBS AG (Switzerland)
7.000%	10/15/2015	100,000	108,949
5.875%	07/15/2016	1,000,000	1,030,996
UBS AG MTN (Switzerland)
7.375%	06/15/2017	100,000	113,536
US Bancorp
2.000%	06/14/2013	300,000	306,039
USB Capital XIII Trust
6.625%	12/15/2039	300,000	302,260
Wachovia Bank NA, Bank Note
6.600%	01/15/2038	300,000	344,858
4.875%	02/01/2015	500,000	526,772
Wachovia Corp., Series G MTN
5.500%	05/01/2013	1,000,000	1,063,057
Wells Fargo & Co.
5.000%	11/15/2014	750,000	788,219
3.676%	06/15/2016	400,000	416,698
Wells Fargo & Co. MTN
4.600%	04/01/2021	500,000	535,485
Wells Fargo Bank NA
5.950%	08/26/2036	100,000	106,691
Westpac Banking Corp. (Australia)
3.000%	08/04/2015	400,000	407,651
1.850%	12/09/2013	600,000	605,393

			17,911,714

Commercial Services & Supplies—0.1%
Republic Services, Inc.
5.700%	05/15/2041	200,000	227,417
5.500%	09/15/2019	300,000	343,016
Waste Management, Inc.
7.000%	07/15/2028	250,000	315,697
6.375%	03/11/2015	400,000	459,393

			1,345,523

Communications Equipment—0.2%
Cisco Systems, Inc.
5.500%	02/22/2016	500,000	577,056
4.950%	02/15/2019	500,000	569,868
1.625%	03/14/2014	400,000	407,056
Harris Corp.
6.150%	12/15/2040	250,000	292,804
Juniper Networks, Inc.
3.100%	03/15/2016	400,000	409,642
Motorola Solutions, Inc.
7.500%	05/15/2025	340,000	399,041

			2,655,467

Computers & Peripherals—0.1%
Dell, Inc.
5.400%	09/10/2040	300,000	310,056
1.400%	09/10/2013	300,000	301,834
Hewlett-Packard Co.
2.125%	09/13/2015	500,000	496,105
1.250%	09/13/2013	200,000	198,634

			1,306,629

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Construction Materials—0.1%
CRH America, Inc.
6.000%	09/30/2016		$750,000 $	804,133

Consumer Finance—0.6%
American Express Co.
8.150%	03/19/2038		350,000	501,750
4.875%	07/15/2013		1,000,000	1,050,675
American Express Credit Corp.
2.800%	09/19/2016		200,000	199,237
American Express Credit Corp. MTN
2.750%	09/15/2015		400,000	402,337
Capital One Bank USA NA
8.800%	07/15/2019		500,000	589,912
Caterpillar Financial Services Corp.
1.550%	12/20/2013		400,000	405,328
Caterpillar Financial Services Corp. MTN
2.750%	06/24/2015		200,000	208,469
Caterpillar Financial Services Corp., Series F MTN
2.650%	04/01/2016		400,000	414,546
HSBC Finance Capital Trust IX
5.911%	11/30/2035	#	500,000	417,500
HSBC Finance Corp.
6.375%	11/27/2012		600,000	622,042
John Deere Capital Corp. MTN
3.900%	07/12/2021		300,000	324,477
2.250%	06/07/2016		200,000	203,356
1.875%	06/17/2013		200,000	203,762
SLM Corp., Series A MTN
5.000%	10/01/2013		500,000	489,666
Toyota Motor Credit Corp. MTN
4.500%	06/17/2020		300,000	329,567
1.375%	08/12/2013		500,000	504,086

				6,866,710

Diversified Financial Services—2.1%
Bank of America Corp.
7.750%	08/15/2015		750,000	753,026
6.800%	03/15/2028		200,000	195,641
6.500%	09/15/2037		500,000	407,606
5.875%	01/05/2021		400,000	374,514
5.625%	07/01/2020		500,000	461,304
5.420%	03/15/2017		700,000	608,825
4.875%	01/15/2013		200,000	199,364
4.500%	04/01/2015		200,000	189,699
Bank of America Corp. MTN
5.000%	05/13/2021		300,000	268,140
4.900%	05/01/2013		200,000	198,418
3.625%	03/17/2016		500,000	455,613
Bank of America Corp., Series L MTN
7.375%	05/15/2014		200,000	206,328
5.650%	05/01/2018		500,000	475,404
Citigroup, Inc.
8.125%	07/15/2039		500,000	601,185
6.625%	06/15/2032		150,000	145,390
6.125%	11/21/2017		750,000	802,455
6.010%	01/15/2015		200,000	212,715
6.000%	08/15/2017		600,000	637,528
5.850%	12/11/2034		100,000	96,849
5.500%	04/11/2013		1,820,000	1,873,870
3.953%	06/15/2016		200,000	199,736

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Deutsche Bank AG (Germany)
6.000%	09/01/2017		$650,000 $	716,923
Deutsche Bank Financial LLC MTN
5.375%	03/02/2015		250,000	253,495
Eksportfinans ASA MTN (Norway)
5.500%	06/26/2017		500,000	592,331
General Electric Capital Corp.
5.500%	01/08/2020		100,000	109,256
4.800%	05/01/2013		1,000,000	1,050,612
4.625%	01/07/2021		300,000	311,942
2.950%	05/09/2016		400,000	401,310
2.800%	01/08/2013		300,000	305,258
2.100%	01/07/2014		400,000	402,610
General Electric Capital Corp. MTN
5.875%	01/14/2038		300,000	308,528
5.400%	02/15/2017		250,000	272,858
General Electric Capital Corp., Series A MTN
6.875%	01/10/2039		300,000	345,460
6.750%	03/15/2032		750,000	858,675
5.625%	09/15/2017		750,000	823,748
3.750%	11/14/2014		500,000	522,340
IBM International Group Capital LLC
5.050%	10/22/2012		990,000	1,035,301
JPMorgan Chase & Co.
6.400%	05/15/2038		300,000	343,240
5.750%	01/02/2013		750,000	786,011
5.125%	09/15/2014		500,000	526,933
4.750%	03/01/2015		500,000	530,029
4.625%	05/10/2021		300,000	307,281
3.450%	03/01/2016		500,000	502,571
JPMorgan Chase & Co. MTN
2.050%	01/24/2014		300,000	303,180
MUFG Capital Finance 1 Ltd., Perpetual Bond (Cayman Islands)
6.346%	07/29/2049	#	300,000	303,320
National Rural Utilities Cooperative Finance Corp.
10.375%	11/01/2018		281,000	404,307
5.500%	07/01/2013		75,000	80,967
3.050%	03/01/2016		500,000	523,688
Western Union Co. (The)
5.253%	04/01/2020		502,000	560,170

				22,845,954

Diversified Telecommunication Services—1.0%
AT&T, Inc.
6.550%	02/15/2039		200,000	237,676
6.300%	01/15/2038		250,000	287,361
6.150%	09/15/2034		500,000	561,392
5.800%	02/15/2019		500,000	586,319
5.625%	06/15/2016		150,000	171,185
5.550%	08/15/2041		300,000	324,204
5.350%	09/01/2040		307,000	322,110
3.875%	08/15/2021		300,000	309,229
BellSouth Capital Funding Corp.
7.875%	02/15/2030		400,000	538,546
BellSouth Corp.
6.875%	10/15/2031		350,000	437,302
5.200%	09/15/2014		500,000	549,396
British Telecommunications plc (United Kingdom)
9.875%	12/15/2030		150,000	217,578

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
Deutsche Telekom International Finance BV (Netherlands)
8.750%	06/15/2030	$600,000	$802,376
Embarq Corp.
7.082%	06/01/2016	250,000	259,046
France Telecom SA (France)
8.500%	03/01/2031	500,000	694,350
Qwest Capital Funding, Inc.
6.875%	07/15/2028	200,000	174,000
Qwest Communications International, Inc.
8.000%	10/01/2015	200,000	209,000
Qwest Corp.
6.500%	06/01/2017	500,000	518,750
Telecom Italia Capital SA (Luxembourg)
6.999%	06/04/2018	500,000	501,672
6.000%	09/30/2034	250,000	205,097
5.250%	11/15/2013	350,000	342,284
Telefonica Emisiones SAU (Spain)
5.134%	04/27/2020	200,000	186,584
3.729%	04/27/2015	200,000	191,024
Telefonica Europe BV (Netherlands)
8.250%	09/15/2030	350,000	392,531
Verizon Communications, Inc.
6.400%	02/15/2038	500,000	615,007
5.850%	09/15/2035	250,000	294,455
3.000%	04/01/2016	400,000	418,793
1.950%	03/28/2014	400,000	409,654
Verizon Global Funding Corp.
7.750%	12/01/2030	130,000	179,193
Verizon Virginia, Inc., Series A
4.625%	03/15/2013	250,000	261,380

			11,197,494

Electric Utilities—1.6%
Alabama Power Co., Series Q
5.500%	10/15/2017	150,000	177,586
Columbus Southern Power Co., Series C
5.500%	03/01/2013	150,000	158,357
Commonwealth Edison Co.
5.900%	03/15/2036	300,000	360,617
5.800%	03/15/2018	100,000	116,594
1.625%	01/15/2014	400,000	402,969
Consolidated Edison Co. of New York, Inc., Series 06-C
5.500%	09/15/2016	500,000	583,966
Constellation Energy Group, Inc.
5.150%	12/01/2020	400,000	408,672
Consumers Energy Co., Series P
5.500%	08/15/2016	150,000	171,411
Dominion Resources, Inc.
1.800%	03/15/2014	400,000	403,898
Duke Energy Carolinas LLC
6.450%	10/15/2032	330,000	428,905
4.300%	06/15/2020	100,000	110,663
Duke Energy Indiana, Inc.
3.750%	07/15/2020	300,000	319,555
Exelon Corp.
4.900%	06/15/2015	350,000	379,159
FirstEnergy Corp., Series C
7.375%	11/15/2031	150,000	185,530
FirstEnergy Solutions Corp.
6.050%	08/15/2021	500,000	554,706

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
Florida Power & Light Co.
5.625%	04/01/2034	$50,000	$60,508
5.125%	06/01/2041	200,000	235,945
4.950%	06/01/2035	100,000	112,382
4.850%	02/01/2013	150,000	157,506
Florida Power Corp.
6.400%	06/15/2038	350,000	460,947
Georgia Power Co., Series 07-A
5.650%	03/01/2037	200,000	244,128
Great Plains Energy, Inc.
4.850%	06/01/2021	400,000	421,966
Indiana Michigan Power Co.
7.000%	03/15/2019	250,000	309,063
Jersey Central Power & Light
5.625%	05/01/2016	500,000	571,215
Kentucky Utilities Co.
5.125%	11/01/2040	500,000	593,731
MidAmerican Energy Co.
5.800%	10/15/2036	500,000	594,890
MidAmerican Energy Holdings Co.
6.125%	04/01/2036	200,000	240,374
MidAmerican Energy Holdings Co., Series D
5.000%	02/15/2014	150,000	161,612
NextEra Energy Capital Holdings, Inc.
6.000%	03/01/2019	250,000	291,287
4.500%	06/01/2021	200,000	212,000
Nisource Finance Corp.
5.450%	09/15/2020	500,000	543,353
Northern States Power Co.
5.250%	03/01/2018	500,000	592,181
Ohio Power Co., Series K
6.000%	06/01/2016	500,000	575,894
Pacific Gas & Electric Co.
6.050%	03/01/2034	500,000	598,723
Potomac Electric Power Co.
7.900%	12/15/2038	200,000	304,971
Progress Energy, Inc.
7.050%	03/15/2019	400,000	498,193
4.400%	01/15/2021	300,000	323,612
PSEG Power LLC
8.625%	04/15/2031	300,000	416,999
2.750%	09/15/2016	200,000	199,329
2.500%	04/15/2013	500,000	506,544
South Carolina Electric & Gas Co.
5.300%	05/15/2033	150,000	171,541
Southern California Edison Co.
6.650%	04/01/2029	500,000	651,773
Southern Power Co., Series D
4.875%	07/15/2015	350,000	382,115
Union Electric Co.
6.400%	06/15/2017	500,000	594,896
Virginia Electric and Power Co.
5.950%	09/15/2017	250,000	299,610
5.400%	04/30/2018	250,000	294,778
Virginia Electric and Power Co., Series B
6.000%	01/15/2036	380,000	478,395
Wisconsin Electric Power
5.625%	05/15/2033	150,000	181,968
Xcel Energy, Inc.
4.800%	09/15/2041	200,000	212,372

			17,257,389

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
Electrical Equipment—0.1%
Emerson Electric Co.
5.000%	12/15/2014	$150,000	$167,193
5.000%	04/15/2019	500,000	582,191

			749,384

Electronic Equipment, Instruments & Components—0.1%
Agilent Technologies, Inc.
5.000%	07/15/2020	100,000	108,081
Arrow Electronics, Inc.
6.875%	07/01/2013	250,000	267,339
Thermo Fisher Scientific, Inc.
2.050%	02/21/2014	300,000	308,649

			684,069

Energy Equipment & Services—0.2%
Halliburton Co.
7.450%	09/15/2039	400,000	573,772
Noble Holding International Ltd. (Cayman Islands)
6.200%	08/01/2040	200,000	237,282
3.450%	08/01/2015	200,000	210,443
Pride International, Inc.
6.875%	08/15/2020	200,000	231,168
Transocean, Inc. (Cayman Islands)
6.800%	03/15/2038	500,000	519,121
Weatherford International Ltd. (Bermuda)
9.625%	03/01/2019	400,000	517,528
6.750%	09/15/2040	300,000	320,995

			2,610,309

Food & Staples Retailing—0.1%
CVS Caremark Corp.
6.600%	03/15/2019	250,000	304,553
4.875%	09/15/2014	230,000	251,418
4.125%	05/15/2021	200,000	208,577
Kroger Co. (The)
7.500%	04/01/2031	200,000	268,325
5.400%	07/15/2040	200,000	220,097
4.950%	01/15/2015	300,000	331,221

			1,584,191

Food Products—0.5%
Archer-Daniels Midland Co.
5.450%	03/15/2018	500,000	587,186
Bunge Ltd. Finance Corp.
5.350%	04/15/2014	500,000	527,981
Campbell Soup Co.
4.875%	10/01/2013	250,000	269,454
ConAgra Foods, Inc.
5.875%	04/15/2014	500,000	543,095
General Mills, Inc.
5.400%	06/15/2040	300,000	354,362
Kraft Foods, Inc.
6.875%	02/01/2038	380,000	480,665
6.500%	02/09/2040	200,000	245,360
5.375%	02/10/2020	400,000	453,461
5.250%	10/01/2013	600,000	640,518
4.125%	02/09/2016	100,000	106,593
Sara Lee Corp.
2.750%	09/15/2015	300,000	301,977

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
Unilever Capital Corp.
4.250%	02/10/2021	$300,000	$341,821

			4,852,473

Gas Utilities—0.0%
Southern California Gas Co.
5.125%	11/15/2040	400,000	482,832

Health Care Equipment & Supplies—0.3%
Baxter International, Inc.
5.900%	09/01/2016	400,000	473,093
Becton Dickinson and Co.
5.000%	11/12/2040	300,000	338,718
Boston Scientific Corp.
7.375%	01/15/2040	200,000	250,910
6.250%	11/15/2015	200,000	222,720
6.000%	01/15/2020	200,000	224,596
CareFusion Corp.
6.375%	08/01/2019	250,000	299,497
Covidien International Finance SA (Luxembourg)
6.000%	10/15/2017	250,000	297,246
Johnson & Johnson
4.950%	05/15/2033	200,000	237,131
4.850%	05/15/2041	200,000	237,328
3.550%	05/15/2021	200,000	221,571
2.150%	05/15/2016	200,000	206,647

			3,009,457

Health Care Providers & Services—0.3%
Aetna, Inc.
6.625%	06/15/2036	250,000	318,347
CIGNA Corp.
5.125%	06/15/2020	300,000	326,792
Express Scripts, Inc.
6.250%	06/15/2014	300,000	330,420
Quest Diagnostics, Inc.
6.950%	07/01/2037	300,000	377,755
UnitedHealth Group, Inc.
6.000%	02/15/2018	500,000	594,123
5.950%	02/15/2041	200,000	243,797
5.375%	03/15/2016	200,000	228,173
WellPoint, Inc.
5.250%	01/15/2016	500,000	557,091

			2,976,498

Hotels, Restaurants & Leisure—0.1%
McDonald’s Corp., Series I MTN
5.350%	03/01/2018	500,000	597,139
Yum! Brands, Inc.
6.875%	11/15/2037	200,000	263,015

			860,154

Household Durables—0.1%
Fortune Brands, Inc.
5.375%	01/15/2016	90,000	99,377
Kimberly-Clark Corp.
6.125%	08/01/2017	500,000	599,929
Whirlpool Corp. MTN
4.850%	06/15/2021	200,000	201,323

			900,629

Household Products—0.1%
Procter & Gamble Co. (The)
5.800%	08/15/2034	250,000	325,237

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
4.700%	02/15/2019		$500,000	$587,368

				912,605

Industrial Conglomerates—0.1%
3M Co. MTN
5.700%	03/15/2037		100,000	131,301
GE Capital Trust I
6.375%	11/15/2067	#	130,000	125,612
General Electric Co.
5.000%	02/01/2013		500,000	523,834

				780,747

Insurance—0.9%
ACE INA Holdings, Inc.
5.875%	06/15/2014		300,000	332,146
AEGON Funding Co. LLC
5.750%	12/15/2020		290,000	309,530
Allstate Corp. (The)
5.350%	06/01/2033		500,000	517,906
American International Group, Inc.
6.400%	12/15/2020		400,000	408,220
6.250%	03/15/2037		300,000	209,250
4.250%	05/15/2013		100,000	99,859
American International Group, Inc., Series
G MTN
5.850%	01/16/2018		500,000	496,636
Assurant, Inc.
5.625%	02/15/2014		500,000	523,981
AXA SA (France)
8.600%	12/15/2030		250,000	280,582
Berkshire Hathaway Finance Corp.
5.000%	08/15/2013		700,000	751,776
4.250%	01/15/2021		300,000	315,420
Chubb Corp. (The)
6.375%	03/29/2067	#	200,000	194,750
CNA Financial Corp.
5.850%	12/15/2014		430,000	454,623
5.750%	08/15/2021		300,000	303,283
Fidelity National Financial, Inc.
6.600%	05/15/2017		300,000	316,420
Genworth Financial, Inc.
7.700%	06/15/2020		200,000	176,803
Hartford Financial Services Group, Inc.
6.100%	10/01/2041		150,000	131,063
Jefferson-Pilot Corp.
4.750%	01/30/2014		300,000	316,297
Lincoln National Corp.
6.150%	04/07/2036		250,000	240,083
Marsh & McLennan Cos., Inc.
5.750%	09/15/2015		46,000	51,285
MetLife, Inc.
6.750%	06/01/2016		600,000	690,775
5.700%	06/15/2035		250,000	268,139
2.375%	02/06/2014		300,000	305,383
Progressive Corp. (The)
6.625%	03/01/2029		150,000	186,619
Prudential Financial, Inc.
6.625%	06/21/2040		100,000	108,424
5.375%	06/21/2020		300,000	315,346
Prudential Financial, Inc., Series D MTN
5.700%	12/14/2036		250,000	243,300
4.750%	09/17/2015		300,000	313,457

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
Travelers Property Casualty Corp.
5.000%	03/15/2013	$400,000	$420,228
Validus Holdings Ltd. (Bermuda)
8.875%	01/26/2040	200,000	222,504

			9,504,088

Internet Software & Services—0.1%
Google, Inc.
3.625%	05/19/2021	300,000	318,841
2.125%	05/19/2016	300,000	309,387
1.250%	05/19/2014	300,000	304,334

			932,562

IT Services—0.1%
HP Enterprise Services LLC, Series B
6.000%	08/01/2013	650,000	697,258
International Business Machines Corp.
7.000%	10/30/2025	300,000	410,890
4.750%	11/29/2012	250,000	261,666

			1,369,814

Machinery—0.3%
Caterpillar, Inc.
6.050%	08/15/2036	500,000	641,387
Deere & Co.
6.950%	04/25/2014	250,000	286,800
Dover Corp.
5.375%	03/01/2041	300,000	365,290
Honeywell International, Inc.
5.700%	03/15/2036	300,000	368,083
3.875%	02/15/2014	300,000	322,785
Parker Hannifin Corp. MTN
3.500%	09/15/2022	400,000	420,330
Tyco International Finance SA (Luxembourg)
4.625%	01/15/2023	300,000	323,859
3.750%	01/15/2018	300,000	319,820
3.375%	10/15/2015	200,000	208,201

			3,256,555

Media—1.0%
CBS Corp.
7.875%	07/30/2030	250,000	316,464
5.750%	04/15/2020	200,000	220,473
Comcast Corp.
6.450%	03/15/2037	500,000	577,106
6.300%	11/15/2017	1,000,000	1,170,613
5.650%	06/15/2035	200,000	210,060
COX Communications, Inc.
5.500%	10/01/2015	75,000	83,724
4.625%	06/01/2013	250,000	262,980
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
6.375%	03/01/2041	500,000	561,400
5.200%	03/15/2020	200,000	215,816
3.550%	03/15/2015	200,000	208,752
3.500%	03/01/2016	400,000	413,150
NBCUniversal Media LLC
5.950%	04/01/2041	500,000	558,278
4.375%	04/01/2021	500,000	514,562
News America, Inc.
8.000%	10/17/2016	150,000	179,577
7.750%	12/01/2045	200,000	243,928
6.150%	02/15/2041	300,000	318,443
5.650%	08/15/2020	500,000	554,990

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
Omnicom Group, Inc.
5.900%	04/15/2016	$500,000	$554,188
Thomson Reuters Corp. (Canada)
6.500%	07/15/2018	500,000	593,992
Time Warner Cable, Inc.
6.200%	07/01/2013	500,000	540,362
Time Warner Entertainment Co. LP
8.375%	03/15/2023	250,000	320,741
8.375%	07/15/2033	500,000	653,887
Time Warner, Inc.
5.875%	11/15/2016	1,000,000	1,131,563
Viacom, Inc.
6.875%	04/30/2036	300,000	358,643
4.500%	03/01/2021	200,000	206,138
Walt Disney Co. (The), Series B MTN
7.000%	03/01/2032	210,000	298,961

			11,268,791

Metals & Mining—0.5%
Alcoa, Inc.
5.550%	02/01/2017	290,000	303,510
5.400%	04/15/2021	300,000	291,240
ArcelorMittal (Luxembourg)
7.000%	10/15/2039	400,000	357,767
5.250%	08/05/2020	400,000	357,992
3.750%	08/05/2015	400,000	373,807
Barrick Gold Corp. (Canada)
2.900%	05/30/2016	200,000	202,847
Barrick PD Australia Finance Pty Ltd. (Australia)
5.950%	10/15/2039	400,000	433,718
BHP Billiton Finance USA Ltd. (Australia)
6.500%	04/01/2019	500,000	615,352
Newmont Mining Corp.
6.250%	10/01/2039	200,000	226,759
Rio Tinto Alcan, Inc. (Canada)
6.125%	12/15/2033	150,000	176,374
Rio Tinto Finance USA Ltd. (Australia)
8.950%	05/01/2014	500,000	591,638
Southern Copper Corp.
7.500%	07/27/2035	250,000	271,087
Teck Resources Ltd. (Canada)
9.750%	05/15/2014	500,000	592,970
Vale Overseas Ltd. (Cayman Islands)
6.875%	11/21/2036	100,000	108,110
4.625%	09/15/2020	500,000	490,000

			5,393,171

Multiline Retail—0.4%
Macy’s Retail Holdings, Inc.
6.900%	04/01/2029	100,000	112,519
6.650%	07/15/2024	100,000	114,382
5.900%	12/01/2016	100,000	109,875
5.750%	07/15/2014	300,000	320,632
Target Corp.
7.000%	07/15/2031	350,000	466,263
6.000%	01/15/2018	500,000	606,474
Wal-Mart Stores, Inc.
7.550%	02/15/2030	250,000	357,844
5.250%	09/01/2035	750,000	863,714
4.875%	07/08/2040	300,000	333,874
4.550%	05/01/2013	500,000	531,323
4.250%	04/15/2021	300,000	336,609
3.625%	07/08/2020	300,000	321,434

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
1.625%	04/15/2014	$300,000	$306,614

			4,781,557

Multi-Utilities—0.1%
Sempra Energy
6.150%	06/15/2018	500,000	589,774
2.000%	03/15/2014	250,000	252,729

			842,503

Office Electronics—0.1%
Pitney Bowes, Inc.
5.000%	03/15/2015	500,000	529,575
Pitney Bowes, Inc. MTN
4.750%	01/15/2016	200,000	212,515
Xerox Corp.
6.350%	05/15/2018	500,000	569,104
4.500%	05/15/2021	200,000	200,410

			1,511,604

Oil, Gas & Consumable Fuels—1.6%
Alberta Energy Co. Ltd. (Canada)
7.375%	11/01/2031	400,000	490,170
Anadarko Petroleum Corp.
8.700%	03/15/2019	500,000	631,468
Apache Corp.
5.250%	02/01/2042	500,000	568,462
Apache Finance Canada Corp. (Canada)
7.750%	12/15/2029	150,000	213,285
BP Capital Markets plc (United Kingdom)
5.250%	11/07/2013	500,000	538,636
3.200%	03/11/2016	400,000	417,442
Canadian Natural Resources Ltd. (Canada)
5.850%	02/01/2035	500,000	567,440
5.450%	10/01/2012	250,000	260,499
Cenovus Energy, Inc. (Canada)
5.700%	10/15/2019	200,000	231,272
CenterPoint Energy Resources Corp.
4.500%	01/15/2021	734,000	756,256
Chevron Corp.
3.950%	03/03/2014	300,000	323,322
ConocoPhillips Canada Funding Co. I (Canada)
5.625%	10/15/2016	500,000	581,265
ConocoPhillips Holding Co.
6.950%	04/15/2029	500,000	667,507
Devon Energy Corp.
5.600%	07/15/2041	100,000	115,723
2.400%	07/15/2016	300,000	304,364
Energy Transfer Partners LP
5.950%	02/01/2015	500,000	536,892
Enterprise Products Operating LLC
5.950%	02/01/2041	200,000	215,308
3.700%	06/01/2015	100,000	104,511
3.200%	02/01/2016	200,000	204,517
Enterprise Products Operating LLC, Series D
6.875%	03/01/2033	150,000	177,121
Enterprise Products Operating LLC, Series G
5.600%	10/15/2014	150,000	164,290
Hess Corp.
7.300%	08/15/2031	250,000	320,552
Kinder Morgan Energy Partners LP
6.550%	09/15/2040	300,000	336,160
6.500%	02/01/2037	300,000	322,444
Marathon Oil Corp.
5.900%	03/15/2018	455,000	530,832

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Nexen, Inc. (Canada)
6.400%	05/15/2037		$500,000	$510,443
ONEOK Partners LP
6.150%	10/01/2016		160,000	181,976
Petro-Canada (Canada)
5.950%	05/15/2035		100,000	109,047
Petroleos Mexicanos (Mexico)
8.000%	05/03/2019		250,000	307,500
Plains All American Pipeline LP/PAA Finance Corp.
3.950%	09/15/2015		300,000	315,974
Shell International Finance BV (Netherlands)
5.200%	03/22/2017		1,000,000	1,163,548
3.100%	06/28/2015		100,000	106,258
Southern Natural Gas Co./Southern Natural Issuing Corp.
4.400%	06/15/2021	^	200,000	201,347
Statoil ASA (Norway)
5.100%	08/17/2040		300,000	351,895
Suncor Energy, Inc. (Canada)
7.150%	02/01/2032		500,000	615,981
Tennessee Gas Pipeline Co.
7.000%	10/15/2028		350,000	411,438
Texas Eastern Transmission LP
7.000%	07/15/2032		150,000	190,185
Total Capital SA (France)
4.450%	06/24/2020		300,000	336,005
3.000%	06/24/2015		300,000	317,412
TransCanada PipeLines Ltd. (Canada)
5.850%	03/15/2036		500,000	601,538
4.000%	06/15/2013		250,000	261,751
Valero Energy Corp.
6.125%	06/15/2017		250,000	278,507
4.750%	06/15/2013		500,000	526,827
Williams Cos., Inc.
7.875%	09/01/2021		371,000	440,610
Williams Partners LP
6.300%	04/15/2040		100,000	111,062
5.250%	03/15/2020		100,000	107,744
3.800%	02/15/2015		100,000	104,417

				17,131,203

Paper & Forest Products—0.1%
International Paper Co.
7.500%	08/15/2021		500,000	579,296

Pharmaceuticals—0.7%
Abbott Laboratories
5.875%	05/15/2016		700,000	824,882
AstraZeneca plc (United Kingdom)
5.900%	09/15/2017		250,000	299,073
Bristol-Myers Squibb Co.
5.875%	11/15/2036		155,000	195,181
5.450%	05/01/2018		250,000	299,072
Eli Lilly & Co.
6.770%	01/01/2036		250,000	338,896
GlaxoSmithKline Capital, Inc.
4.850%	05/15/2013		500,000	533,608
4.375%	04/15/2014		500,000	543,156
Merck & Co., Inc.
6.550%	09/15/2037		200,000	282,068
6.500%	12/01/2033		250,000	344,674
4.750%	03/01/2015		350,000	393,436

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
4.375%	02/15/2013	$200,000	$209,913
Novartis Capital Corp.
2.900%	04/24/2015	200,000	211,840
1.900%	04/24/2013	200,000	204,172
Pfizer, Inc.
5.350%	03/15/2015	500,000	570,098
Pharmacia Corp.
6.500%	12/01/2018	350,000	437,990
Sanofi (France)
2.625%	03/29/2016	400,000	414,274
Teva Pharmaceutical Finance Co. LLC
6.150%	02/01/2036	250,000	311,664
Wyeth
6.500%	02/01/2034	250,000	336,064
5.500%	03/15/2013	100,000	106,910
5.500%	02/01/2014	250,000	275,373

			7,132,344

Real Estate Investment Trusts (REITs)—0.3%
Boston Properties LP
4.125%	05/15/2021	300,000	288,838
Camden Property Trust
5.000%	06/15/2015	200,000	213,643
Duke Realty LP
7.375%	02/15/2015	150,000	163,140
ERP Operating LP
5.375%	08/01/2016	500,000	545,343
5.200% †	04/01/2013	250,000	260,705
HCP, Inc.
2.700%	02/01/2014	300,000	295,717
HCP, Inc. MTN
6.700%	01/30/2018	250,000	270,472
Health Care REIT, Inc.
6.125%	04/15/2020	300,000	313,389
ProLogis LP
7.375%	10/30/2019	350,000	379,174
Realty Income Corp.
5.875%	03/15/2035	200,000	199,992
Simon Property Group LP
4.375%	03/01/2021	400,000	407,154

			3,337,567

Road & Rail—0.3%
Burlington Northern Santa Fe LLC
5.650%	05/01/2017	500,000	578,819
3.450%	09/15/2021	200,000	204,085
Canadian National Railway Co. (Canada)
4.400%	03/15/2013	585,000	614,757
CSX Corp.
7.375%	02/01/2019	300,000	380,647
6.000%	10/01/2036	334,000	406,140
Norfolk Southern Corp.
5.900%	06/15/2019	300,000	361,586
Ryder System, Inc. MTN
3.150%	03/02/2015	300,000	305,807
Union Pacific Corp.
6.625%	02/01/2029	250,000	324,246
5.780%	07/15/2040	300,000	368,025

			3,544,112

Software—0.2%
Microsoft Corp.
4.500%	10/01/2040	300,000	331,366
0.875%	09/27/2013	300,000	302,099

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Oracle Corp.
5.375%	07/15/2040	^	$500,000	$582,266
5.250%	01/15/2016		500,000	574,864

				1,790,595

Specialty Retail—0.1%
Gap, Inc. (The)
5.950%	04/12/2021		200,000	188,451
Home Depot, Inc.
5.875%	12/16/2036		550,000	642,549
Lowe’s Cos., Inc.
5.400%	10/15/2016		400,000	463,228

				1,294,228

Thrifts & Mortgage Finance—0.0%
Abbey National Treasury Services plc (United Kingdom)
2.875%	04/25/2014		300,000	282,866

Tobacco—0.2%
Altria Group, Inc.
9.950%	11/10/2038		300,000	428,781
9.250%	08/06/2019		800,000	1,050,194
Lorillard Tobacco Co.
6.875%	05/01/2020		300,000	333,224
Philip Morris International, Inc.
5.650%	05/16/2018		500,000	591,669

				2,403,868

Transportation Infrastructure—0.0%
United Parcel Service, Inc.
6.200%	01/15/2038		300,000	408,209

Wireless Telecommunication Services—0.2%
America Movil SAB de CV (Mexico)
5.000%	03/30/2020		400,000	426,400
Rogers Communications, Inc. (Canada)
6.800%	08/15/2018		500,000	607,219
Vodafone Group plc (United Kingdom)
7.875%	02/15/2030		250,000	357,629
5.625%	02/27/2017		500,000	573,676
5.375%	01/30/2015		250,000	278,470

				2,243,394

TOTAL CORPORATE OBLIGATIONS (Cost $ 199,169,398)				210,698,354

MORTGAGE-RELATED SECURITIES—34.5%

Commercial Mortgage-Backed Securities—2.1%
Banc of America Commercial Mortgage, Inc., Series 2005-1, Class A4
5.234%	11/10/2042	#	500,000	516,015
Banc of America Commercial Mortgage, Inc., Series 2005-6, Class AM
5.367%	09/10/2047	#	1,000,000	1,012,429
Banc of America Commercial Mortgage, Inc., Series 2007-5, Class A4
5.492%	02/10/2051		2,000,000	2,097,948
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-3, Class A4
5.889%	07/10/2044	#	500,000	540,779
Bear Stearns Commercial Mortgage Securities, Series 2005-T20, Class A4A
5.295%	10/12/2042	#	921,000	1,015,971

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
MORTGAGE-RELATED SECURITIES—(Continued)
Bear Stearns Commercial Mortgage Securities, Series 2006-T24, Class A4
5.537%	10/12/2041		$1,000,000	$1,099,658
Citigroup Commercial Mortgage Trust, Series 2004-C1, Class A3
5.251%	04/15/2040	#	465,763	483,154
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005- CD1, Class A4
5.398%	07/15/2044	#	900,000	979,591
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A3
5.100%	08/15/2038	#	964,464	984,332
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4
5.736%	12/10/2049		1,000,000	1,042,610
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4
5.444%	03/10/2039		1,000,000	1,041,024
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6
5.396%	08/10/2038	#	600,000	639,111
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4
5.560%	11/10/2039		1,200,000	1,272,772
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A4
4.738%	07/15/2042		935,000	1,004,026
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class AM
5.464%	12/12/2043		750,000	689,140
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB20, Class A4
5.794%	02/12/2051	#	500,000	541,340
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3
5.430%	02/15/2040		750,000	773,365
Merrill Lynch/Countrywide Commercial Mortgage Trust,Series 2006-3, Class A4
5.414%	07/12/2046	#	750,000	807,884
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class AJ
5.485%	07/12/2046	#	500,000	381,325
Morgan Stanley Capital I, Series 2007-HQ13, Class A2
5.649%	12/15/2044		1,400,000	1,435,262
Wachovia Bank Commercial Mortgage Trust, Series 2003-C5, Class A2
3.989%	06/15/2035		750,000	770,420
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A4
5.012%	12/15/2035	#	750,000	792,761
Wachovia Bank Commercial Mortgage Trust, Series 2004-C11, Class A5
5.215%	01/15/2041	#	500,000	532,884
Wachovia Bank Commercial Mortgage Trust, Series 2004-C12, Class A4
5.495%	07/15/2041	#	750,000	807,810
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class B
4.892%	10/15/2041		1,000,000	988,024
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class AJ
6.203%	06/15/2045	#	1,000,000	758,547

				23,008,182

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
MORTGAGE-RELATED SECURITIES—(Continued)
U.S. Government Agency Mortgage-Backed Securities—32.4%
Federal Home Loan Mortgage Corp.
7.500%	06/01/2027 -
	10/01/2029		$300,372	$348,417
7.000%	02/01/2016 -
	09/01/2036		727,023	833,413
6.500%	07/01/2014 -
	01/01/2039		3,367,049	3,758,410
6.070%	01/01/2037	#	719,929	780,546
6.000%	11/01/2016 -
	10/01/2038		9,045,990	9,972,034
5.783%	01/01/2037	#	209,823	226,940
5.628%	02/01/2037	#	328,179	355,366
5.500%	02/01/2018 -
	08/01/2039		14,793,062	16,101,321
5.000%	05/01/2018 -
	04/01/2041		21,565,003	23,236,880
4.500%	08/01/2018 -
	06/01/2041		26,630,555	28,257,647
4.000%	05/01/2019 -
	02/01/2041		16,306,369	17,149,690
3.500%	10/01/2025 -
	10/01/2040		4,374,873	4,550,069
3.430%	06/01/2041	#	291,758	305,200
Federal Home Loan Mortgage Corp. TBA
4.500%	10/15/2040		300,000	317,391
4.000%	10/15/2025		200,000	210,375
3.500%	10/15/2026		800,000	833,750
Federal National Mortgage Association
7.500%	06/01/2030 -
	07/01/2031		27,853	32,574
7.000%	03/01/2030 -
	04/01/2038		1,546,917	1,778,697
6.500%	02/01/2017 -
	10/01/2039		3,569,158	3,995,873
6.000%	04/01/2014 -
	11/01/2039		14,494,357	15,982,997
5.623%	01/01/2037	#	1,263,564	1,364,818
5.500%	01/01/2018 -
	05/01/2040		24,066,921	26,276,160
5.498%	03/01/2037	#	2,179,466	2,309,625
5.342%	02/01/2037	#	121,209	128,764
5.000%	03/01/2018 -
	05/01/2041		25,085,956	27,100,370
4.500%	03/01/2018 -
	07/01/2041		37,020,340	39,397,892
4.000%	08/01/2018 -
	06/01/2041		28,543,944	30,057,097
3.650%	05/01/2041	#	497,220	520,265
3.572%	08/01/2040	#	389,468	407,730
3.500%	08/01/2025 -
	01/01/2041		7,142,659	7,445,887
3.451%	02/01/2041	#	281,935	293,081
3.234%	07/01/2040	#	778,328	813,182
3.132%	06/01/2040	#	308,310	319,337
2.862%	10/01/2035	#	848,768	893,573
2.587%	05/01/2035	#	269,703	284,513
2.409%	05/01/2035	#	733,275	772,547
Federal National Mortgage Association TBA
5.000%	10/25/2040		2,400,000	2,581,875
4.500%	10/25/2040		1,100,000	1,167,203
4.000%	10/25/2041		500,000	524,219

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date			Face	Value
MORTGAGE-RELATED SECURITIES—(Continued)
3.500%	10/25/2026			$400,000	$417,750
Government National Mortgage Association
7.500%	12/15/2029 -
	05/15/2032			405,320	476,131
7.000%	09/15/2037			49,058	57,256
6.500%	03/15/2026 -
	01/15/2039			1,908,735	2,185,160
6.000%	02/15/2033 -
	12/15/2039			4,558,400	5,098,443
5.500%	01/15/2024 -
	07/20/2040			7,864,946	8,724,326
5.000%	05/15/2033 -
	07/20/2040			16,482,608	18,164,027
4.500%	04/20/2026 -
	03/20/2041			21,743,121	23,678,895
4.000%	08/15/2024 -
	05/15/2041			10,362,948	11,100,474
3.500%	12/15/2025 -
	01/20/2041			733,236	771,032
3.500%	12/20/2040		#	473,472	498,947
3.000%	02/20/2041		#	484,123	505,682
2.500%	11/20/2040 -
	12/20/2040		#	973,265	1,001,488
Government National Mortgage Association TBA
5.000%	10/15/2040			1,100,000	1,208,110
4.500%	10/15/2040			4,200,000	4,564,218
4.000%	10/15/2041			1,300,000	1,390,594

					351,528,261

TOTAL MORTGAGE-RELATED SECURITIES (Cost $354,863,058)					374,536,443

U.S. TREASURY OBLIGATIONS—34.2%
U.S. Treasury Bonds—7.3%
U.S. Treasury Bond
11.250%	02/15/2015			1,300,000	1,765,461
9.875%	11/15/2015	†		2,550,000	3,502,267
9.125%	05/15/2018	†		1,060,000	1,588,510
8.750%	08/15/2020			1,660,000	2,621,892
8.750%	05/15/2017	†		1,250,000	1,773,535
8.500%	02/15/2020			1,221,000	1,881,198
8.125%	08/15/2019 -
	08/15/2021			4,440,000	6,763,876
8.000%	11/15/2021			1,320,000	2,061,881
7.625%	11/15/2022 -
	02/15/2025			1,300,000	2,054,422
7.500%	11/15/2024	†		475,000	755,473
7.250%	08/15/2022			1,130,000	1,706,476
7.125%	02/15/2023			723,000	1,090,714
6.875%	08/15/2025			300,000	459,703
6.500%	11/15/2026			800,000	1,205,625
6.250%	08/15/2023	†		1,700,000	2,423,297
6.250%	05/15/2030			800,000	1,223,750
6.125%	11/15/2027 -
	08/15/2029			1,100,000	1,630,859
6.000%	02/15/2026			565,000	809,098
5.375%	02/15/2031			600,000	844,125
5.000%	05/15/2037			710,000	988,564
4.750%	02/15/2037 -
	02/15/2041			3,200,000	4,356,704
4.625%	02/15/2040			3,100,000	4,142,859
4.500%	02/15/2036 -
	08/15/2039			4,400,000	5,744,157

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—(Continued)
4.375%	02/15/2038 -
	05/15/2041		$9,670,000	$12,448,524
4.250%	05/15/2039 -
	11/15/2040		5,600,000	7,066,408
3.875%	08/15/2040		3,000,000	3,564,843
3.750%	08/15/2041		2,000,000	2,328,752
3.500%	02/15/2039		1,800,000	2,001,656

				78,804,629

U.S. Treasury Notes—26.9%
U.S. Treasury Note
5.125%	05/15/2016		700,000	835,680
4.875%	08/15/2016		1,600,000	1,902,501
4.750%	05/15/2014 -
	08/15/2017		3,010,000	3,469,730
4.625%	11/15/2016 -
	02/15/2017		2,260,000	2,672,644
4.500%	11/15/2015 -
	02/15/2016		2,340,000	2,704,915
4.250%	08/15/2013 -
	11/15/2017		11,335,000	12,582,600
4.125%	05/15/2015		1,530,000	1,723,761
4.000%	11/15/2012 -
	08/15/2018		6,200,000	6,930,122
3.875%	10/31/2012 -
	05/15/2018		4,555,000	4,932,617
3.750%	11/15/2018		2,200,000	2,545,297
3.625%	12/31/2012 -
	02/15/2021		15,870,000	17,953,687
3.500%	05/31/2013 -
	05/15/2020		6,835,000	7,765,732
3.375%	11/30/2012 -
	11/15/2019		8,175,000	8,809,970
3.250%	05/31/2016 -
	03/31/2017		5,800,000	6,456,108
3.250%	06/30/2016	†	1,000,000	1,110,235
3.125%	08/31/2013 -
	05/15/2021		16,355,000	17,916,169
3.000%	08/31/2016 -
	02/28/2017		4,100,000	4,513,344
2.875%	03/31/2018	†	600,000	658,688
2.750%	02/28/2013 -
	02/15/2019		12,230,000	13,183,469
2.625%	06/30/2014 -
	11/15/2020		24,785,000	26,516,623
2.500%	03/31/2013 -
	06/30/2017		8,900,000	9,453,388
2.375%	08/31/2014 -
	06/30/2018		17,275,000	18,324,035
2.250%	05/31/2014 -
	07/31/2018		9,800,000	10,357,120
2.125%	11/30/2014 -
	08/15/2021		10,600,000	11,051,068
2.000%	11/30/2013 -
	04/30/2016		5,500,000	5,753,762
1.875%	02/28/2014 -
	10/31/2017		9,465,000	9,837,578
1.750%	04/15/2013 -
	05/31/2016		10,000,000	10,337,444
1.500%	12/31/2013 -
	07/31/2016		5,150,000	5,290,034
1.375%	10/15/2012 -
	05/15/2013		11,969,000	12,150,091

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—(Continued)
1.250%	08/31/2015	†	$2,500,000	$2,558,203
1.250%	03/15/2014 -
	10/31/2015		9,050,000	9,247,229
1.125%	12/15/2012 -
	06/15/2013		4,100,000	4,152,256
1.000%	07/15/2013 -
	09/30/2016		6,250,000	6,300,629
0.750%	03/31/2013 -
	06/15/2014		8,600,000	8,677,467
0.625%	01/31/2013 -
	07/15/2014		6,500,000	6,539,259
0.625%	12/31/2012	†	1,250,000	1,256,787
0.500%	11/30/2012 -
	08/15/2014		9,500,000	9,536,957
0.375%	10/31/2012 -
	07/31/2013		4,500,000	4,510,219
0.250%	09/15/2014		2,000,000	1,990,472

				292,507,890

TOTAL U.S. TREASURY OBLIGATIONS (Cost $347,977,873)				371,312,519

GOVERNMENT RELATED OBLIGATIONS—11.0%
U.S. Government Agencies—5.5%
Federal Farm Credit Bank
1.100%	07/07/2014		500,000	500,040
0.350%	03/08/2013		500,000	499,288
Federal Home Loan Bank
5.500%	08/13/2014		900,000	1,024,457
4.875%	09/08/2017		1,250,000	1,473,546
4.750%	12/16/2016		1,000,000	1,167,528
4.000%	01/13/2021		500,000	503,655
3.625%	10/18/2013		900,000	958,232
3.125%	12/13/2013		500,000	529,081
1.000%	08/08/2014		500,000	500,635
Federal Home Loan Bank, Series 1
2.000%	12/09/2014		500,000	501,414
Federal Home Loan Bank, Series 363
4.500%	11/15/2012		2,500,000	2,615,148
Federal Home Loan Bank, Series 467
5.250%	06/18/2014		1,000,000	1,126,384
Federal Home Loan Bank, Series 656
5.375%	05/18/2016		900,000	1,069,154
Federal Home Loan Mortgage Corp.
6.250%	07/15/2032		650,000	947,596
6.000%	04/16/2037		600,000	616,024
5.500%	07/18/2016		1,000,000	1,200,104
5.000%	01/30/2014		600,000	662,543
4.875%	06/13/2018	†	1,000,000	1,197,668
4.500%	01/15/2013-
	01/15/2015		1,650,000	1,801,075
4.500%	07/15/2013	†	1,850,000	1,986,854
4.375%	07/17/2015	†	1,400,000	1,582,853
4.125%	12/21/2012-
	09/27/2013		2,000,000	2,119,922
3.750%	06/28/2013		1,710,000	1,812,407
2.875%	02/09/2015		1,000,000	1,069,946
1.625%	04/15/2013		500,000	509,811
1.375%	10/18/2013		500,000	500,203
1.350%	12/30/2014		500,000	501,136
1.200%	04/28/2014		200,000	200,110
1.150%	10/07/2013		500,000	500,049
1.000%	08/27/2014		1,500,000	1,517,453

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
0.500%	08/23/2013	$750,000	$748,723
Federal Home Loan Mortgage Corp. MTN
5.050%	01/26/2015	300,000	342,399
Federal National Mortgage Association
7.250%	05/15/2030	700,000	1,095,808
6.625%	11/15/2030	500,000	745,422
6.250%	05/15/2029	740,000	1,052,428
6.000%	04/18/2036	250,000	288,625
5.375%	04/11/2022	880,000	900,274
5.000%	03/15/2016-
	05/11/2017	1,550,000	1,827,217
4.875%	12/15/2016	600,000	705,604
4.625%	10/15/2013	900,000	976,076
4.375%	03/15/2013	1,600,000	1,692,886
3.625%	02/12/2013	900,000	939,253
2.750%	02/05/2014-
	03/13/2014	4,000,000	4,214,810
2.625%	11/20/2014	1,000,000	1,060,733
1.750%	05/07/2013	1,000,000	1,021,059
1.550%	10/27/2015	300,000	300,264
1.500%	09/08/2014	500,000	510,968
1.000%	09/20/2013-
	10/18/2013	1,000,000	1,002,996
0.850%	09/12/2014	750,000	747,689
0.750%	12/18/2013	1,000,000	1,004,979
0.600%	03/06/2014	750,000	748,200
0.550%	11/01/2012	400,000	400,090
0.500%	10/30/2012	1,000,000	1,003,111
0.000%	06/01/2017	1,000,000	913,830
Federal National Mortgage Association, Series 1
0.500%	09/06/2013	500,000	499,295
Financing Corp. FICO
8.600%	09/26/2019	500,000	741,658
Financing Corp. FICO, Series E
9.650%	11/02/2018	500,000	750,254
Tennessee Valley Authority
5.250%	09/15/2039	500,000	643,034
Tennessee Valley Authority, Series E
6.250%	12/15/2017	1,200,000	1,514,617

			59,586,618

U.S. Government Agency Obligations—0.1%
Federal Home Loan Mortgage Corp.
5.000%	07/15/2014	900,000	1,012,632

U.S. Government Agencies-U.S. Government Guaranteed Bank Debt—0.3%
Ally Financial, Inc.
2.200%	12/19/2012	750,000	766,922
Citigroup Funding, Inc.
1.875%	10/22/2012	1,000,000	1,016,063
General Electric Capital Corp., Series G MTN
2.625%	12/28/2012	1,000,000	1,028,546

			2,811,531

Non-U.S. Government Agencies—1.1%
Export Development Canada (Canada)
2.250%	05/28/2015	300,000	315,581
1.500%	05/15/2014	300,000	307,349
Export-Import Bank of Korea (Korea, Republic of)
5.125%	03/16/2015	500,000	525,384

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
Japan Finance Corp. (Japan)
2.500%	05/18/2016	$400,000	$418,088
2.125%	11/05/2012	500,000	508,988
Korea Development Bank (Korea, Republic of)
8.000%	01/23/2014	500,000	555,716
Kreditanstalt fuer Wiederaufbau (Germany)
4.875%	01/17/2017	1,000,000	1,176,251
4.500%	07/16/2018	500,000	588,313
4.125%	10/15/2014	1,000,000	1,081,030
3.250%	03/15/2013	1,050,000	1,091,266
2.625%	03/03/2015	750,000	794,063
1.875%	01/14/2013	200,000	203,467
1.375%	01/13/2014	300,000	304,808
Kreditanstalt fuer Wiederaufbau MTN (Germany)
2.750%	09/08/2020	500,000	519,163
Landwirtschaftliche Rentenbank (Germany)
4.125%	07/15/2013	150,000	159,178
Landwirtschaftliche Rentenbank, Series G13 (Germany)
4.875%	11/16/2015	750,000	859,258
Oesterreichische Kontrollbank AG MTN (Austria)
1.750%	03/11/2013	200,000	203,297
Pemex Project Funding Master Trust
6.625%	06/15/2035	500,000	541,250
Petrobras International Finance Co. (Cayman Islands)
8.375%	12/10/2018	250,000	297,500
6.750%	01/27/2041	300,000	313,500
6.125%	10/06/2016	500,000	547,500
5.375%	01/27/2021	300,000	306,300
Svensk Exportkredit AB (Sweden)
5.125%	03/01/2017	500,000	579,031

		12,196,281

Sovereign Debt—1.2%
Brazilian Government International Bond (Brazil)
11.000%	08/17/2040	260,000	344,500
10.125%	05/15/2027	635,000	1,006,475
8.875%	04/15/2024	400,000	570,000
7.875%	03/07/2015	455,000	536,445
7.125%	01/20/2037	460,000	589,950
Canada Government International Bond (Canada)
2.375%	09/10/2014	500,000	526,595
Chile Government International Bond (Chile)
3.875%	08/05/2020	500,000	523,750
Colombia Government International Bond (Colombia)
11.750%	02/25/2020	200,000	307,500
10.750%	01/15/2013	300,000	333,750
8.125%	05/21/2024	200,000	266,200
7.375%	09/18/2037	200,000	262,300
Israel Government AID Bond (Israel)
5.500%	04/26/2024	350,000	447,203
Mexico Government International Bond (Mexico)
6.050%	01/11/2040	500,000	567,500
5.875%	02/17/2014	500,000	542,250
Panama Government International Bond (Panama)
7.250%	03/15/2015	300,000	344,550
Peruvian Government International Bond (Peru)
6.550%	03/14/2037	500,000	582,500
Poland Government International Bond (Poland)
5.125%	04/21/2021	300,000	300,000
3.875%	07/16/2015	300,000	304,425
Province of Quebec (Canada)
2.750%	08/25/2021	300,000	297,861

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
Republic of Finland (Finland)
6.950%	02/15/2026		$150,000	$216,452
Republic of Italy (Italy)
6.875%	09/27/2023		250,000	248,817
5.375%	06/15/2033		500,000	458,067
4.375%	06/15/2013		1,000,000	1,003,121
Republic of Korea (Korea, Republic of)
5.750%	04/16/2014		500,000	540,140
South Africa Government International Bond (South Africa)
6.875%	05/27/2019		500,000	597,500
State of Israel (Israel)
5.500%	11/09/2016		300,000	340,831
United Mexican States (Mexico)
8.125%	12/30/2019		750,000	1,008,750
United Mexican States MTN (Mexico)
8.300%	08/15/2031		200,000	286,500

				13,353,932

Supranational—1.2%
African Development Bank, Series GDIF
1.750%	10/01/2012		710,000	718,945
Asian Development Bank
2.750%	05/21/2014		100,000	105,567
Asian Development Bank MTN
4.250%	10/20/2014		300,000	332,062
3.625%	09/05/2013		800,000	848,275
2.500%	03/15/2016	†	400,000	425,425
Corp. Andina de Fomento
3.750%	01/15/2016		300,000	305,063
European Bank for Reconstruction & Development MTN
2.500%	03/15/2016		500,000	525,138
European Investment Bank
5.125%	09/13/2016-
	05/30/2017		1,000,000	1,186,153
4.625%	05/15/2014		500,000	550,252
3.375%	06/12/2013		500,000	523,621
3.000%	04/08/2014		500,000	528,377
2.875%	09/15/2020		500,000	523,821
2.125%	07/15/2016		500,000	521,102
1.625%	03/15/2013		400,000	406,320
1.500%	05/15/2014		500,000	510,552
1.250%	02/14/2014		500,000	507,445
1.125%	08/15/2014		500,000	506,108
Inter-American Development Bank
2.250%	07/15/2015	†	200,000	209,601
1.625%	07/15/2013		500,000	510,615
Inter-American Development Bank MTN
3.875%	02/14/2020	†	400,000	460,025
3.500%	03/15/2013	†	500,000	522,470
International Bank for Reconstruction & Development
2.375%	05/26/2015		200,000	211,101
2.125%	03/15/2016		500,000	522,974
1.750%	07/15/2013	†	500,000	512,445
1.125%	08/25/2014		500,000	508,483
International Finance Corp. MTN
2.125%	11/17/2017		500,000	507,194
Nordic Investment Bank
2.500%	07/15/2015		500,000	529,204

				13,518,338

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)

U.S. Municipal Bonds—1.2%
American Municipal Power-Ohio, Inc. Revenue Bonds (Ohio)
7.499%	02/15/2050	$400,000	$520,492
Bay Area Toll Authority Revenue Bonds (California)
6.263%	04/01/2049	400,000	520,944
California General Obligation Bonds (California)
7.550%	04/01/2039	500,000	613,130
California State Public Works Board Revenue Bonds, Series 2009 G-2 (California)
8.361%	10/01/2034	400,000	481,376
City of New York General Obligation Bonds (New York)
5.517%	10/01/2037	100,000	113,367
County of Cook Illinois General Obligation Bonds, Series 2010 D (Illinois)
6.229%	11/15/2034	200,000	231,632
Dallas Area Rapid Transit Revenue Bonds (Texas)
5.022%	12/01/2048	300,000	339,813
Dallas Convention Center Hotel Development Corp. Revenue Bonds (Texas)
7.088%	01/01/2042	200,000	223,254
Dallas County Hospital District General Obligation Bonds, Series 2009 C (Texas)
5.621%	08/15/2044	300,000	367,113
Dallas Independent School District General Obligation Bonds, Series 2010 C (Texas)
6.450%	02/15/2035	300,000	357,162
Government Development Bank for Puerto Rico Revenue Bonds, Series 2011 B (Puerto Rico)
4.704%	05/01/2016	400,000	418,968
3.670%	05/01/2014	400,000	407,872
Illinois General Obligation Bonds (Illinois)
5.100%	06/01/2033	1,100,000	995,401
Los Angeles Unified School District General Obligation Bonds (California)
5.755%	07/01/2029	200,000	223,488
5.750%	07/01/2034	300,000	337,197
Metropolitan Government of Nashville & Davidson County Authority General Obligation Bonds (Tennessee)
5.707%	07/01/2034	300,000	359,094
Metropolitan Transportation Authority Revenue Bonds (New York)
6.814%	11/15/2040	400,000	502,812
6.648%	11/15/2039	100,000	123,128
6.548%	11/15/2031	200,000	239,088
Municipal Electric Authority of Georgia Revenue Bonds, Series 2010 J (Georgia)
6.637% 04/01/2057		300,000	320,856
New Jersey Economic Development Authority Revenue Bonds, Series 1997 A (New Jersey)
7.425%	02/15/2029	500,000	602,260
New Jersey State Turnpike Authority Revenue Bonds, Series 2003 B (New Jersey)
4.252%	01/01/2016	25,000	27,366
New Jersey State Turnpike Authority Revenue Bonds, Series 2010 A (New Jersey)
7.102%	01/01/2041	500,000	669,845

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
New York City Municipal Water Finance Authority Revenue Bonds (New York)
5.724%	06/15/2042	$200,000	$246,690
New York State Dormitory Authority Revenue Bonds (New York)
5.600%	03/15/2040	200,000	239,168
North Texas Tollway Authority Revenue Bonds, Series 2010 B-2 (Texas)
8.910%	02/01/2030	200,000	225,910
Ohio State University General Obligation Bonds, Series 2010 C (Ohio)
4.910%	06/01/2040	300,000	338,535
Oregon General Obligation Bonds (Oregon)
5.762%	06/01/2023	200,000	237,968
Oregon State Department of Transportation Revenue Bonds, Series 2010 A (Oregon)
5.834%	11/15/2034	300,000	369,687
Port Authority of New York & New Jersey Revenue Bonds (New York)
6.040%	12/01/2029	255,000	309,058
State of California General Obligation Bonds (California)
7.625%	03/01/2040	300,000	370,116
State of Connecticut General Obligation Bonds, Series 2008 A (Connecticut)
5.850%	03/15/2032	200,000	240,674
State of Georgia General Obligation Bonds, Series 2009 H (Georgia)
4.503%	11/01/2025	300,000	338,376
State of Illinois General Obligation Bonds (Illinois)
4.961%	03/01/2016	300,000	317,238
State of Texas General Obligation Bonds (Texas)
4.681%	04/01/2040	300,000	334,599
University of California Revenue Bonds (California)
6.548%	05/15/2048	300,000	362,616

			12,926,293

Non-U.S. Regional Authority Bonds—0.4%
Hydro Quebec, Series IO (Canada)
8.050%	07/07/2024	250,000	372,698
Landesbank Baden-Wuerttemberg (Germany)
7.625%	02/01/2023	200,000	266,078
Ontario Electricity Financial Corp. (Canada)
7.450%	03/31/2013	350,000	383,388
Province of British Columbia (Canada)
2.850%	06/15/2015	200,000	213,433
Province of Manitoba, Series FH (Canada)
4.900%	12/06/2016	500,000	583,623
Province of Nova Scotia (Canada)
2.375%	07/21/2015	300,000	312,773
Province of Ontario (Canada)
5.450%	04/27/2016	1,000,000	1,175,625
4.500%	02/03/2015	400,000	443,606
4.400%	04/14/2020	200,000	228,138
2.700%	06/16/2015	200,000	210,353
1.375%	01/27/2014	300,000	303,506
Province of Saskatchewan (Canada)
7.375%	07/15/2013	230,000	256,045

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
Region of Lombardy (Italy)
5.804%	10/25/2032	$100,000	$91,805

			4,841,071

TOTAL GOVERNMENT RELATED OBLIGATIONS (Cost $113,346,709)			120,246,696

ASSET-BACKED SECURITIES—0.3%
Automobile—0.1%
Ally Auto Receivables Trust Series 2010-5, Class A3
1.110%	01/15/2015	750,000	754,017

Credit Card—0.2%
Capital One Multi-Asset Execution Trust Series , Class A7
5.750%	07/15/2020	1,500,000	1,777,741

Other—0.0%
CenterPoint Energy Transition Bond Co. LLC Series 2009-1, Class A2
3.460%	08/15/2019	400,000	436,378

TOTAL ASSET-BACKED SECURITIES (Cost $2,869,680)			2,968,136

CERTIFICATES OF DEPOSIT—0.0%
Commercial Banks—0.0%
Royal Bank of Canada
2.250%	03/15/2013
(Cost $515,630)		500,000	512,302

		Shares	Value
MONEY MARKET FUNDS—3.0%
Institutional Money Market Funds—3.0%
Dreyfus Institutional Cash Advantage Fund, 0.08%	††¥	3,000,000	3,000,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.16%	¥	14,223,821	14,223,821
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.16%	††¥	2,906,108	2,906,108
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.13%	††¥	3,000,000	3,000,000
Short-Term Investments Trust Liquid Assets Portfolio, 0.10%	††¥	3,000,000	3,000,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.13%	††¥	3,000,000	3,000,000

Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.11%	††¥	3,000,000	3,000,000

TOTAL MONEY MARKET FUNDS (Cost $32,129,929)			32,129,929

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Core Bond Index Fund
TOTAL INVESTMENTS—102.4% (Cost $1,050,872,277)	1,112,404,379
Other assets less liabilities—(2.4%)	(26,056,818)

NET ASSETS—100.0%	$1,086,347,561

Legend	to the Schedule of Investments:
MTN Medium	Term Note
REIT	Real Estate Investment Trust

TBA    Security is subject to delayed delivery.

†	Denotes all or a portion of the security on loan.
#	Rate is subject to change. Rate shown reflects current rate.
^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. 144A securities amounted to $783,613, which represents 0.1% of Net Assets.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint 500 Stock Index Fund
		Shares	Value
COMMON STOCKS—97.7%
Aerospace & Defense—2.6%
Boeing Co. (The)		24,109	$1,458,836
General Dynamics Corp.		11,811	671,928
Goodrich Corp.		4,185	505,046
Honeywell International, Inc.		25,326	1,112,065
ITT Corp.	*	5,812	244,104
L-3 Communications Holdings, Inc.		3,424	212,185
Lockheed Martin Corp.		8,994	653,324
Northrop Grumman Corp.		9,340	487,174
Precision Castparts Corp.		4,605	715,893
Raytheon Co.		11,346	463,711
Rockwell Collins, Inc.		5,022	264,961
Textron, Inc.		9,147	161,353
United Technologies Corp.		29,537	2,078,223

			9,028,803

Air Freight & Logistics—1.0%
C.H. Robinson Worldwide, Inc.		5,367	367,478
Expeditors International of Washington, Inc.		7,127	289,000
FedEx Corp.		10,160	687,629
United Parcel Service, Inc., Class B		31,815	2,009,117

			3,353,224

Airlines—0.1%
Southwest Airlines Co.		25,882	208,091

Auto Components—0.2%
Goodyear Tire & Rubber Co. (The)	*	7,170	72,345
Johnson Controls, Inc.		21,794	574,708

			647,053

Automobiles—0.4%
Ford Motor Co.	*	123,585	1,195,067
Harley-Davidson, Inc.		7,505	257,647

			1,452,714

Beverages—2.7%
Brown-Forman Corp., Class B		3,358	235,530
Coca-Cola Co. (The)		74,712	5,047,543
Coca-Cola Enterprises, Inc.		10,815	269,077
Constellation Brands, Inc., Class A	*	5,379	96,822
Dr. Pepper Snapple Group, Inc.		7,442	288,601
Molson Coors Brewing Co., Class B		5,028	199,159
PepsiCo, Inc.		51,498	3,187,726

			9,324,458

Biotechnology—1.3%
Amgen, Inc.		30,268	1,663,227
Biogen Idec, Inc.	*	7,862	732,345
Celgene Corp.	*	14,846	919,264
Cephalon, Inc.	*	2,526	203,848
Gilead Sciences, Inc.	*	25,595	993,086

			4,511,770

Building Products—0.0%
Masco Corp.		10,878	77,451

Capital Markets—1.8%
Ameriprise Financial, Inc.		7,688	302,600
Bank of New York Mellon Corp. (The)		40,410	751,222
BlackRock, Inc.		3,258	482,217
Charles Schwab Corp. (The)		34,953	393,920
E*Trade Financial Corp.	*	8,183	74,547
Federated Investors, Inc., Class B	†	2,838	49,750
Franklin Resources, Inc.		4,604	440,327

Vantagepoint 500 Stock Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Goldman Sachs Group, Inc. (The)		16,485	$1,558,657
Invesco Ltd.		14,822	229,889
Janus Capital Group, Inc.		5,927	35,562
Legg Mason, Inc.		4,333	111,401
Morgan Stanley		47,749	644,611
Northern Trust Corp.		7,701	269,381
State Street Corp.		16,251	522,632
T. Rowe Price Group, Inc.		8,601	410,870

			6,277,586

Chemicals—2.1%
Air Products & Chemicals, Inc.		6,874	524,967
Airgas, Inc.		2,441	155,785
CF Industries Holdings, Inc.		2,339	288,609
Dow Chemical Co. (The)		38,147	856,782
E.I. Du Pont de Nemours & Co.		30,102	1,203,177
Eastman Chemical Co.		2,216	151,862
Ecolab, Inc.		7,552	369,217
FMC Corp.		2,227	154,019
International Flavors & Fragrances, Inc.		2,537	142,630
Monsanto Co.		17,439	1,047,038
Mosaic Co. (The)		9,007	441,073
PPG Industries, Inc.		5,123	361,991
Praxair, Inc.		9,974	932,370
Sherwin-Williams Co. (The)		2,752	204,529
Sigma-Aldrich Corp.		3,803	234,987

			7,069,036

Commercial Banks—2.5%
BB&T Corp.		22,869	487,796
Comerica, Inc.		5,923	136,051
Fifth Third Bancorp		29,930	302,293
First Horizon National Corp.		8,525	50,809
Huntington Bancshares, Inc./Ohio		27,946	134,141
KeyCorp		31,081	184,310
M&T Bank Corp.		4,107	287,079
PNC Financial Services Group, Inc.		17,070	822,603
Regions Financial Corp.		40,205	133,883
SunTrust Banks, Inc.		17,569	315,364
U.S. Bancorp		62,561	1,472,686
Wells Fargo & Co.		171,838	4,144,733
Zions Bancorporation		5,936	83,519

			8,555,267

Commercial Services & Supplies—0.5%
Avery Dennison Corp.		3,386	84,921
Cintas Corp.		3,833	107,861
Iron Mountain, Inc.	†	6,512	205,909
Pitney Bowes, Inc.	†	7,101	133,499
R.R. Donnelley & Sons Co.	†	5,629	79,482
Republic Services, Inc.		10,271	288,204
Stericycle, Inc.	*	2,698	217,783
Waste Management, Inc.		15,740	512,494

			1,630,153

Communications Equipment—2.0%
Cisco Systems, Inc.		178,984	2,772,462
F5 Networks, Inc.	*	2,505	177,980
Harris Corp.		4,085	139,584
JDS Uniphase Corp.	*	7,658	76,350
Juniper Networks, Inc.	*	17,428	300,807
Motorola Mobility Holdings, Inc.	*	8,587	324,417
Motorola Solutions, Inc.		9,904	414,978
QUALCOMM, Inc.		54,644	2,657,338

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint 500 Stock Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Tellabs, Inc.		12,447	$53,398

			6,917,314

Computers & Peripherals—4.7%
Apple, Inc.	*	30,168	11,499,438
Dell, Inc.	*	50,762	718,283
EMC Corp.	*	67,075	1,407,904
Hewlett-Packard Co.		66,936	1,502,713
Lexmark International, Inc., Class A	*	2,870	77,576
NetApp, Inc.	*	11,768	399,406
SanDisk Corp.	*	7,717	311,381
Western Digital Corp.	*	7,676	197,427

			16,114,128

Construction & Engineering—0.2%
Fluor Corp.		5,633	262,216
Jacobs Engineering Group, Inc.	*	3,849	124,284
Quanta Services, Inc.	*	6,807	127,904

			514,404

Construction Materials—0.0%
Vulcan Materials Co.	†	4,015	110,653

Consumer Finance—0.8%
American Express Co.		33,701	1,513,175
Capital One Financial Corp.		14,787	586,009
Discover Financial Services		17,334	397,642
SLM Corp.		17,168	213,741

			2,710,567

Containers & Packaging—0.1%
Ball Corp.		5,788	179,544
Bemis Co., Inc.		3,365	98,628
Owens-Illinois, Inc.	*	5,235	79,153
Sealed Air Corp.		5,101	85,187

			442,512

Distributors—0.1%
Genuine Parts Co.		4,973	252,628

Diversified Consumer Services—0.1%
Apollo Group, Inc., Class A	*	4,113	162,916
DeVry, Inc.		2,111	78,023
H&R Block, Inc.		10,479	139,475

			380,414

Diversified Financial Services—2.8%
Bank of America Corp.		329,786	2,018,290
Citigroup, Inc.		94,361	2,417,529
CME Group, Inc.		2,188	539,123
IntercontinentalExchange, Inc.	*	2,472	292,339
JPMorgan Chase & Co.		127,056	3,826,927
Leucadia National Corp.		6,542	148,373
Moody’s Corp.	†	6,750	205,537
NASDAQ OMX Group, Inc. (The)	*	4,218	97,604
NYSE Euronext		8,746	203,257

			9,748,979

Diversified Telecommunication Services—2.9%
AT&T, Inc.		192,848	5,500,025
CenturyLink, Inc.		20,032	663,460
Frontier Communications Corp.		32,749	200,096
Verizon Communications, Inc.		92,110	3,389,648
Windstream Corp.	†	16,674	194,419

			9,947,648

Vantagepoint 500 Stock Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Electric Utilities—2.1%
American Electric Power Co., Inc.		15,506	$589,538
Duke Energy Corp.		43,619	871,944
Edison International		10,394	397,570
Entergy Corp.		5,918	392,304
Exelon Corp.		21,434	913,303
FirstEnergy Corp.		13,644	612,752
NextEra Energy, Inc.		13,746	742,559
Northeast Utilities		5,907	198,771
Pepco Holdings, Inc.		7,419	140,367
Pinnacle West Capital Corp.		3,328	142,904
PPL Corp.		18,447	526,477
Progress Energy, Inc.		9,523	492,530
Southern Co.		27,607	1,169,709

			7,190,728

Electrical Equipment—0.4%
Emerson Electric Co.		24,573	1,015,111
Rockwell Automation, Inc.		4,779	267,624
Roper Industries, Inc.		3,106	214,034

			1,496,769

Electronic Equipment, Instruments & Components—0.3%
Amphenol Corp., Class A		5,737	233,898
Corning, Inc.		50,629	625,774
FLIR Systems, Inc.		5,021	125,776
Jabil Circuit, Inc.		6,753	120,136
Molex, Inc.	†	3,928	80,013

			1,185,597

Energy Equipment & Services—1.8%
Baker Hughes, Inc.		14,181	654,595
Cameron International Corp.	*	8,159	338,925
Diamond Offshore Drilling, Inc.	†	2,210	120,975
FMC Technologies, Inc.	*†	7,656	287,866
Halliburton Co.		29,836	910,595
Helmerich & Payne, Inc.		3,364	136,578
Nabors Industries Ltd. (Bermuda)	*	9,642	118,211
National Oilwell Varco, Inc.		13,863	710,063
Noble Corp. (Switzerland)	*	8,339	244,750
Rowan Cos., Inc.	*	4,110	124,081
Schlumberger Ltd.		43,851	2,619,220

			6,265,859

Food & Staples Retailing—2.4%
Costco Wholesale Corp.		14,305	1,174,727
CVS Caremark Corp.		43,678	1,466,707
Kroger Co. (The)		19,656	431,646
Safeway, Inc.	†	11,416	189,848
SUPERVALU, Inc.	†	7,553	50,303
Sysco Corp.		18,930	490,287
Walgreen Co.		29,785	979,629
Wal-Mart Stores, Inc.		57,561	2,987,416
Whole Foods Market, Inc.		5,117	334,191

			8,104,754

Food Products—2.0%
Archer-Daniels-Midland Co.		22,275	552,643
Campbell Soup Co.	†	6,126	198,299
ConAgra Foods, Inc.		13,490	326,728
Dean Foods Co.	*	6,452	57,229
General Mills, Inc.		20,967	806,601
H.J. Heinz Co.		10,469	528,475
Hershey Co. (The)		5,061	299,814
Hormel Foods Corp.	†	4,650	125,643

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint 500 Stock Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
J.M. Smucker Co. (The)		3,807	$277,492
Kellogg Co.		8,189	435,573
Kraft Foods, Inc., Class A		57,454	1,929,305
McCormick & Co., Inc.		4,418	203,935
Mead Johnson Nutrition Co.		6,505	447,739
Sara Lee Corp.		19,315	315,800
Tyson Foods, Inc., Class A		10,014	173,843

			6,679,119

Gas Utilities—0.1%
Nicor, Inc.		1,395	76,739
Oneok, Inc.		3,325	219,583

			296,322

Health Care Equipment & Supplies—1.9%
Baxter International, Inc.		18,326	1,028,822
Becton Dickinson and Co.		6,981	511,847
Boston Scientific Corp.	*	48,118	284,377
C.R. Bard, Inc.		2,796	244,762
CareFusion Corp.	*	7,217	172,847
Covidien plc (Ireland)		16,300	718,830
DENTSPLY International, Inc.		4,513	138,504
Edwards Lifesciences Corp.	*	3,751	267,371
Intuitive Surgical, Inc.	*	1,297	472,471
Medtronic, Inc.		34,394	1,143,257
St. Jude Medical, Inc.		10,668	386,075
Stryker Corp.		11,023	519,514
Varian Medical Systems, Inc.	*	3,908	203,841
Zimmer Holdings, Inc.	*	6,212	332,342

			6,424,860

Health Care Providers & Services—2.1%
Aetna, Inc.		12,484	453,793
AmerisourceBergen Corp.		8,861	330,249
Cardinal Health, Inc.		11,476	480,615
CIGNA Corp.		8,764	367,562
Coventry Health Care, Inc.	*	4,426	127,513
DaVita, Inc.	*	3,186	199,667
Express Scripts, Inc.	*	15,813	586,188
Humana, Inc.		5,453	396,597
Laboratory Corp. of America Holdings	*	3,235	255,727
McKesson Corp.		8,268	601,084
Medco Health Solutions, Inc.	*	12,812	600,755
Patterson Cos., Inc.		2,852	81,653
Quest Diagnostics, Inc.		4,972	245,418
Tenet Healthcare Corp.	*	14,819	61,202
UnitedHealth Group, Inc.		35,275	1,626,883
WellPoint, Inc.		11,934	779,051

			7,193,957

Health Care Technology—0.1%
Cerner Corp.	*	4,670	319,988

Hotels, Restaurants & Leisure—1.9%
Carnival Corp.		14,998	454,439
Chipotle Mexican Grill, Inc.	*	1,014	307,191
Darden Restaurants, Inc.		4,663	199,343
International Game Technology		9,205	133,749
Marriott International, Inc., Class A		9,303	253,414
McDonald’s Corp.		33,504	2,942,321
Starbucks Corp.		24,135	899,994
Starwood Hotels & Resorts Worldwide, Inc.		6,332	245,808
Wyndham Worldwide Corp.		5,452	155,437

Vantagepoint 500 Stock Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Wynn Resorts Ltd.		2,595	$298,633
Yum! Brands, Inc.		15,149	748,209

			6,638,538

Household Durables—0.3%
D.R. Horton, Inc.		7,975	72,094
Fortune Brands, Inc.		5,116	276,673
Harman International Industries, Inc.		2,000	57,160
Leggett & Platt, Inc.		4,242	83,949
Lennar Corp., Class A	†	5,349	72,426
Newell Rubbermaid, Inc.		9,337	110,830
Pulte Group, Inc.	*	11,419	45,105
Whirlpool Corp.	†	2,518	125,674

			843,911

Household Products—2.4%
Clorox Co. (The)		4,303	285,418
Colgate-Palmolive Co.		15,733	1,395,203
Kimberly-Clark Corp.		12,920	917,449
Procter & Gamble Co. (The)		89,517	5,655,684

			8,253,754

Independent Power Producers & Energy Traders—0.2%
AES Corp. (The)	*	21,242	207,322
Constellation Energy Group, Inc.		6,423	244,459
NRG Energy, Inc.	*	8,174	173,371

			625,152

Industrial Conglomerates—2.4%
3M Co.		22,915	1,645,068
Danaher Corp.		18,490	775,471
General Electric Co.		344,985	5,257,571
Tyco International Ltd. (Switzerland)		15,000	611,250

			8,289,360

Insurance—3.5%
ACE Ltd. (Switzerland)		11,000	666,600
Aflac, Inc.		15,227	532,184
Allstate Corp. (The)		16,951	401,569
American International Group, Inc.	*	14,242	312,612
Aon Corp.		10,696	449,018
Assurant, Inc.		3,058	109,476
Berkshire Hathaway, Inc., Class B	*	57,186	4,062,493
Chubb Corp. (The)		9,491	569,365
Cincinnati Financial Corp.		5,643	148,580
Genworth Financial, Inc., Class A	*	16,334	93,757
Hartford Financial Services Group, Inc.		14,732	237,775
Lincoln National Corp.		10,294	160,895
Loews Corp.		9,849	340,283
Marsh & McLennan Cos., Inc.		17,937	476,048
MetLife, Inc.		34,354	962,256
Principal Financial Group, Inc.		10,148	230,055
Progressive Corp. (The)		21,649	384,486
Prudential Financial, Inc.		15,793	740,060
Torchmark Corp.		3,646	127,100
Travelers Cos., Inc. (The)		13,607	663,069
Unum Group		10,175	213,268
XL Group plc (Ireland)		10,640	200,032

			12,080,981

Internet & Catalog Retail—1.1%
Amazon.com, Inc.	*	11,807	2,553,028
Expedia, Inc.		6,542	168,456
Netflix, Inc.	*	1,696	191,919

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint 500 Stock Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
priceline.com, Inc.	*	1,626	$730,822

			3,644,225

Internet Software & Services—1.8%
Akamai Technologies, Inc.	*	5,766	114,628
eBay, Inc.	*	36,733	1,083,256
Google, Inc., Class A	*	8,195	4,215,344
Monster Worldwide, Inc.	*	4,065	29,187
VeriSign, Inc.		5,701	163,106
Yahoo! Inc.	*	42,284	556,457

			6,161,978

IT Services—3.9%
Accenture plc, Class A (Ireland)		21,228	1,118,291
Automatic Data Processing, Inc.		16,299	768,498
Cognizant Technology Solutions Corp., Class A	*	9,934	622,862
Computer Sciences Corp.		5,168	138,761
Fidelity National Information Services, Inc.		8,254	200,737
Fiserv, Inc.	*	4,834	245,422
International Business Machines Corp.		38,903	6,809,192
Mastercard, Inc., Class A		3,454	1,095,471
Paychex, Inc.		10,243	270,108
SAIC, Inc.	*	9,268	109,455
Teradata Corp.	*	5,336	285,636
Total System Services, Inc.		5,490	92,946
Visa, Inc., Class A		16,591	1,422,180
Western Union Co. (The)		20,457	312,788

			13,492,347

Leisure Equipment & Products—0.1%
Hasbro, Inc.		4,244	138,397
Mattel, Inc.		11,220	290,486

			428,883

Life Sciences Tools & Services—0.4%
Agilent Technologies, Inc.	*	11,545	360,781
Life Technologies Corp.	*	5,603	215,324
PerkinElmer, Inc.		4,019	77,205
Thermo Fisher Scientific, Inc.	*	12,450	630,468
Waters Corp.	*	2,974	224,507

			1,508,285

Machinery—1.8%
Caterpillar, Inc.		21,020	1,552,117
Cummins, Inc.		6,431	525,156
Deere & Co.		13,485	870,727
Dover Corp.		5,924	276,058
Eaton Corp.		11,110	394,405
Flowserve Corp.		1,878	138,972
Illinois Tool Works, Inc.		16,235	675,376
Ingersoll-Rand plc (Ireland)		10,900	306,181
Joy Global, Inc.		3,366	209,971
PACCAR, Inc.		11,811	399,448
Pall Corp.		3,958	167,819
Parker Hannifin Corp.		5,311	335,283
Snap-On, Inc.		1,846	81,962
Stanley Black & Decker, Inc.		5,362	263,274

			6,196,749

Media—3.0%
Cablevision Systems Corp., Class A		7,437	116,984
CBS Corp., Class B		21,597	440,147
Comcast Corp., Class A		90,092	1,882,923

Vantagepoint 500 Stock Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
DIRECTV, Class A	*	24,088	$1,017,718
Discovery Communications, Inc., Class A	*	9,025	339,521
Gannett Co., Inc.		7,093	67,596
Interpublic Group of Cos., Inc. (The)		16,092	115,863
McGraw-Hill Cos., Inc. (The)		10,038	411,558
News Corp., Class A		74,288	1,149,235
Omnicom Group, Inc.		9,317	343,238
Scripps Networks Interactive, Inc., Class A		3,006	111,733
Time Warner Cable, Inc.		10,624	665,806
Time Warner, Inc.		34,078	1,021,318
Viacom, Inc., Class B		19,022	736,912
Walt Disney Co. (The)		60,996	1,839,639
Washington Post Co. (The), Class B	†	160	52,315

			10,312,506

Metals & Mining—0.9%
AK Steel Holding Corp.	†	4,204	27,494
Alcoa, Inc.		33,865	324,088
Allegheny Technologies, Inc.		3,302	122,141
Cliffs Natural Resources, Inc.		4,728	241,932
Freeport-McMoRan Copper & Gold, Inc.		30,774	937,068
Newmont Mining Corp.		15,946	1,003,003
Nucor Corp.		10,440	330,322
Titanium Metals Corp.		2,725	40,821
United States Steel Corp.	†	4,478	98,561

			3,125,430

Multiline Retail—0.8%
Big Lots, Inc.	*	2,659	92,613
Family Dollar Stores, Inc.		3,929	199,829
J.C. Penney Co., Inc.	†	4,844	129,722
Kohl’s Corp.		9,112	447,399
Macy’s, Inc.		14,108	371,323
Nordstrom, Inc.		5,299	242,058
Sears Holdings Corp.	*†	1,559	89,674
Target Corp.		22,017	1,079,714

			2,652,332

Multi-Utilities—1.5%
Ameren Corp.		8,026	238,934
CenterPoint Energy, Inc.		13,038	255,806
CMS Energy Corp.		7,916	156,658
Consolidated Edison, Inc.		9,344	532,795
Dominion Resources, Inc.		18,473	937,874
DTE Energy Co.		5,638	276,375
Integrys Energy Group, Inc.		2,588	125,829
NiSource, Inc.	†	8,838	188,956
PG&E Corp.		12,705	537,549
Public Service Enterprise Group, Inc.		16,379	546,567
SCANA Corp.		3,814	154,276
Sempra Energy		7,749	399,073
TECO Energy, Inc.		7,055	120,852
Wisconsin Energy Corp.		7,552	236,302
Xcel Energy, Inc.		15,732	388,423

			5,096,269

Office Electronics—0.1%
Xerox Corp.		45,690	318,459

Oil, Gas & Consumable Fuels—9.5%
Alpha Natural Resources, Inc.	*	7,415	131,171
Anadarko Petroleum Corp.		16,010	1,009,431

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint 500 Stock Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Apache Corp.		12,440	$998,186
Cabot Oil & Gas Corp.		3,271	202,508
Chesapeake Energy Corp.		21,536	550,245
Chevron Corp.		65,021	6,015,743
ConocoPhillips		44,775	2,835,153
CONSOL Energy, Inc.		7,547	256,070
Denbury Resources, Inc.	*	12,602	144,923
Devon Energy Corp.		13,756	762,633
El Paso Corp.		25,157	439,744
EOG Resources, Inc.		8,755	621,693
EQT Corp.		4,564	243,535
Exxon Mobil Corp.		158,375	11,502,776
Hess Corp.		9,907	519,721
Marathon Oil Corp.		23,004	496,426
Marathon Petroleum Corp.		11,502	311,244
Murphy Oil Corp.		6,084	268,670
Newfield Exploration Co.	*	4,380	173,842
Noble Energy, Inc.		5,791	410,003
Occidental Petroleum Corp.		26,240	1,876,160
Peabody Energy Corp.		8,830	299,160
Pioneer Natural Resources Co.	†	3,881	255,253
QEP Resources, Inc.		5,856	158,522
Range Resources Corp.		5,342	312,293
Southwestern Energy Co.	*	11,457	381,862
Spectra Energy Corp.		21,457	526,340
Sunoco, Inc.		3,836	118,954
Tesoro Corp.	*†	4,285	83,429
Valero Energy Corp.		18,867	335,455
Williams Cos., Inc. (The)		19,364	471,320

			32,712,465

Paper & Forest Products—0.1%
International Paper Co.		14,482	336,706
MeadWestvaco Corp.		5,178	127,172

			463,878

Personal Products—0.2%
Avon Products, Inc.		13,632	267,187
Estee Lauder Cos., Inc. (The), Class A		3,737	328,258

			595,445

Pharmaceuticals—6.1%
Abbott Laboratories		50,649	2,590,190
Allergan, Inc.		9,964	820,834
Bristol-Myers Squibb Co.		54,955	1,724,488
Eli Lilly & Co.		33,106	1,223,929
Forest Laboratories, Inc.	*	9,192	283,022
Hospira, Inc.	*	5,541	205,017
Johnson & Johnson		89,182	5,681,785
Merck & Co., Inc.		100,265	3,279,668
Mylan, Inc.	*	14,173	240,941
Pfizer, Inc.		254,110	4,492,665
Watson Pharmaceuticals, Inc.	*	4,062	277,231

			20,819,770

Professional Services—0.1%
Dun & Bradstreet Corp. (The)		1,587	97,220
Equifax, Inc.		3,923	120,593
Robert Half International, Inc.		4,441	94,238

			312,051

Real Estate Investment Trusts (REITs)—1.7%
Apartment Investment & Management Co., Class A REIT		3,454	76,403

Vantagepoint 500 Stock Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
AvalonBay Communities, Inc. REIT		3,047	$347,510
Boston Properties, Inc. REIT	†	4,651	414,404
Equity Residential REIT		9,375	486,281
HCP, Inc. REIT		13,264	465,036
Health Care REIT, Inc. REIT		5,548	259,646
Host Hotels & Resorts, Inc. REIT		22,178	242,627
Kimco Realty Corp. REIT	†	13,174	198,005
Plum Creek Timber Co., Inc. REIT		5,220	181,186
ProLogis, Inc. REIT		14,890	361,083
Public Storage REIT		4,502	501,298
Simon Property Group, Inc. REIT		9,427	1,036,782
Ventas, Inc. REIT		9,422	465,447
Vornado Realty Trust REIT		5,966	445,183
Weyerhaeuser Co. REIT		17,506	272,218

			5,753,109

Real Estate Management & Development—0.0%
CB Richard Ellis Group, Inc.	*	10,514	141,518

Road & Rail—0.8%
CSX Corp.		35,846	669,245
Norfolk Southern Corp.		11,345	692,272
Ryder System, Inc.		1,762	66,092
Union Pacific Corp.		15,967	1,304,025

			2,731,634

Semiconductors & Semiconductor Equipment—2.3%
Advanced Micro Devices, Inc.	*	17,355	88,163
Altera Corp.		10,550	332,641
Analog Devices, Inc.		9,959	311,219
Applied Materials, Inc.		42,743	442,390
Broadcom Corp., Class A	*	15,511	516,361
First Solar, Inc.	*†	1,746	110,365
Intel Corp.		171,325	3,654,362
KLA-Tencor Corp.		5,322	203,726
Linear Technology Corp.		7,535	208,343
LSI Corp.	*	19,354	100,254
MEMC Electronic Materials, Inc.	*†	7,971	41,768
Microchip Technology, Inc.	†	5,876	182,802
Micron Technology, Inc.	*	32,473	163,664
Novellus Systems, Inc.	*†	2,335	63,652
NVIDIA Corp.	*	19,212	240,150
Teradyne, Inc.	*†	6,358	70,002
Texas Instruments, Inc.		37,321	994,605
Xilinx, Inc.		8,358	229,344

			7,953,811

Software—3.8%
Adobe Systems, Inc.	*	16,632	401,995
Autodesk, Inc.	*	7,352	204,239
BMC Software, Inc.	*	5,758	222,028
CA, Inc.		12,683	246,177
Citrix Systems, Inc.	*	5,998	327,071
Compuware Corp.	*	7,422	56,852
Electronic Arts, Inc.	*	10,885	222,598
Intuit, Inc.	*	9,845	467,047
Microsoft Corp.		242,612	6,038,613
Oracle Corp.		128,491	3,692,831
Red Hat, Inc.	*	6,356	268,605
Salesforce.com, Inc.	*	4,388	501,461
Symantec Corp.	*	24,479	399,008

			13,048,525

Specialty Retail—1.9%
Abercrombie & Fitch Co., Class A		2,804	172,614

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint 500 Stock Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
AutoNation, Inc.	*†	1,994	$65,363
AutoZone, Inc.	*	940	300,039
Bed Bath & Beyond, Inc.	*	7,920	453,895
Best Buy Co., Inc.		9,936	231,509
CarMax, Inc.	*	7,221	172,221
GameStop Corp., Class A	*†	4,873	112,566
Gap, Inc. (The)	†	11,424	185,526
Home Depot, Inc.		51,322	1,686,954
Limited Brands, Inc.		8,319	320,365
Lowe’s Cos., Inc.		41,776	807,948
O’Reilly Automotive, Inc.	*	4,639	309,097
Ross Stores, Inc.		3,774	296,976
Staples, Inc.		22,563	300,088
Tiffany & Co.		4,254	258,728
TJX Cos., Inc.		12,536	695,372
Urban Outfitters, Inc.	*	4,083	91,132

			6,460,393

Textiles, Apparel & Luxury Goods—0.6%
Coach, Inc.		9,376	485,958
NIKE, Inc., Class B		12,337	1,054,937
Ralph Lauren Corp.		2,129	276,131
V.F. Corp.		2,834	344,388

			2,161,414

Thrifts & Mortgage Finance—0.1%
Hudson City Bancorp, Inc.		15,948	90,266
People’s United Financial, Inc.		12,543	142,990

			233,256

Tobacco—1.8%
Altria Group, Inc.		67,986	1,822,705
Lorillard, Inc.		4,658	515,640
Philip Morris International, Inc.		57,205	3,568,448
Reynolds American, Inc.		10,768	403,585

			6,310,378

Trading Companies & Distributors—0.2%
Fastenal Co.	†	9,572	318,556
W.W. Grainger, Inc.		1,952	291,902

			610,458

Wireless Telecommunication Services—0.3%
American Tower Corp., Class A	*	13,071	703,220
MetroPCS Communications, Inc.	*	8,843	77,023
Sprint Nextel Corp.	*	98,731	300,142

			1,080,385

TOTAL COMMON STOCKS (Cost $259,035,728)			335,490,455

Coupon Rate	Maturity Date			Face	Value
U.S. TREASURY OBLIGATIONS—0.2%
U.S. Treasury Bills—0.2%
U.S. Treasury Bill
0.327%	03/08/2012	‡	‡	$110,000	109,980
0.012%	12/08/2011	‡	‡	30,000	29,999
0.011%	03/22/2012	‡	‡	465,000	464,895

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $604,959)					604,874

Vantagepoint 500 Stock Index Fund
		Shares	Value
MONEY MARKET FUNDS—3.2%
Institutional Money Market Funds—3.2%
Dreyfus Institutional Cash Advantage Fund, 0.08%	‡‡¥	710,000	$710,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.16%		¥6,907,215	6,907,215
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.16%	‡‡¥	541,070	541,070
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.13%	‡‡¥	710,000	710,000
Short-Term Investments Trust Liquid Assets Portfolio, 0.10%	‡‡¥	710,000	710,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.13%	‡‡¥	710,000	710,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.11%	‡‡¥	710,000	710,000

TOTAL MONEY MARKET FUNDS (Cost $10,998,285)			10,998,285

TOTAL INVESTMENTS—101.1% (Cost $270,638,972)			347,093,614
Other assets less liabilities—(1.1%)			(3,842,874)

NET ASSETS—100.0%			$343,250,740

Legend to the Schedule of Investments:

REIT	Real Estate Investment Trust
*	Non-income producing.
†	Denotes all or a portion of the security on loan.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—97.9%
Aerospace & Defense—2.2%
AAR Corp.		1,489	$24,822
Alliant Techsystems, Inc.		1,550	84,490
American Science & Engineering, Inc.		435	26,557
BE Aerospace, Inc.	*	2,393	79,232
Boeing Co. (The)		22,743	1,376,179
Ceradyne, Inc.	*	1,867	50,204
Cubic Corp.	†	476	18,597
Curtiss-Wright Corp.		2,112	60,889
Esterline Technologies Corp.	*	1,049	54,380
GenCorp, Inc.	*†	1,629	7,314
General Dynamics Corp.		12,337	701,852
Goodrich Corp.		4,882	589,160
HEICO Corp., Class A		1,371	46,148
Hexcel Corp.	*	4,757	105,415
Honeywell International, Inc.		26,085	1,145,392
Huntington Ingalls Industries, Inc.	*	1,577	38,368
ITT Corp.	*	4,977	209,034
Kratos Defense & Security Solutions, Inc.	*†	832	5,591
L-3 Communications Holdings, Inc.		3,737	231,582
Lockheed Martin Corp.		9,671	702,501
Moog, Inc., Class A	*†	1,446	47,169
National Presto Industries, Inc.	†	535	46,497
Northrop Grumman Corp.		7,805	407,109
Orbital Sciences Corp.	*	2,123	27,174
Precision Castparts Corp.		5,136	798,443
Raytheon Co.		10,521	429,993
Rockwell Collins, Inc.		6,041	318,723
Spirit Aerosystems Holdings, Inc., Class A	*	2,103	33,543
Taser International, Inc.	*†	2,292	9,878
Teledyne Technologies, Inc.	*	1,228	60,000
Textron, Inc.		8,214	144,895
Triumph Group, Inc.		1,644	80,129
United Technologies Corp.		29,160	2,051,698

			10,012,958

Air Freight & Logistics—0.7%
Air T, Inc.		1,352	10,140
Atlas Air Worldwide Holdings, Inc.	*	600	19,974
C.H. Robinson Worldwide, Inc.		6,357	435,264
Expeditors International of
Washington, Inc.		8,772	355,705
FedEx Corp.		8,008	541,981
Forward Air Corp.		1,431	36,419
HUB Group, Inc., Class A	*	2,400	67,848
Pacer International, Inc.	*†	1,664	6,240
United Parcel Service, Inc., Class B		26,935	1,700,945
UTi Worldwide, Inc. (Virgin Islands, British)		2,208	28,792

			3,203,308

Airlines—0.2%
Alaska Air Group, Inc.	*	1,343	75,598
AMR Corp.	*†	6,672	19,749
Delta Air Lines, Inc.	*	25,505	191,288
JetBlue Airways Corp.	*†	6,414	26,297
Skywest, Inc.		2,390	27,509
Southwest Airlines Co.		18,586	149,431
United Continental Holdings, Inc.	*	12,259	237,579
US Airways Group, Inc.	*†	8,660	47,630

			775,081

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)

Auto Components—0.3%
American Axle & Manufacturing Holdings, Inc.	*	2,113	$16,122
Amerigon, Inc.	*	2,107	26,822
Autoliv, Inc. (Sweden)		915	44,377
BorgWarner, Inc.	*	4,109	248,718
Cooper Tire & Rubber Co.		3,066	33,389
Dana Holding Corp.	*	9,980	104,790
Fuel Systems Solutions, Inc.	*	769	14,772
Gentex Corp.		6,594	158,586
Goodyear Tire & Rubber Co. (The)	*	7,281	73,465
Johnson Controls, Inc.		21,627	570,304
Lear Corp.		1,080	46,332
Modine Manufacturing Co.	*†	1,208	10,944
Quantum Fuel Systems Technologies Worldwide, Inc.	*	141	353
Shiloh Industries, Inc.		1,441	12,926
Strattec Security Corp.		123	2,950
Superior Industries International, Inc.		1,102	17,026
Tenneco, Inc.	*	1,600	40,976
TRW Automotive Holdings Corp.	*	3,548	116,126

			1,538,978

Automobiles—0.4%
Ford Motor Co.	*	132,145	1,277,842
General Motors Co.	*	21,805	440,025
Harley-Davidson, Inc.		5,597	192,145
Thor Industries, Inc.		1,221	27,045
Winnebago Industries, Inc.	*†	1,432	9,910

			1,946,967

Beverages—2.3%
Brown-Forman Corp., Class B		3,385	237,424
Central European Distribution Corp. (Poland)	*†	652	4,571
Coca-Cola Bottling Co.
Consolidated	†	437	24,236
Coca-Cola Co. (The)		79,772	5,389,396
Coca-Cola Enterprises, Inc.		13,572	337,671
Constellation Brands, Inc., Class A	*	8,096	145,728
Dr. Pepper Snapple Group, Inc.		7,323	283,986
Hansen Natural Corp.	*	2,680	233,937
Molson Coors Brewing Co., Class B		3,486	138,081
PepsiCo, Inc.		59,809	3,702,177

			10,497,207

Biotechnology—1.7%
Aastrom Biosciences, Inc.	*†	411	925
Acorda Therapeutics, Inc.	*	674	13,453
Agenus, Inc.	*†	1,707	802
Alexion Pharmaceuticals, Inc.	*	4,700	301,082
Alkermes plc (Ireland)	*	3,579	54,616
Allos Therapeutics, Inc.	*	3,978	7,320
Alnylam Pharmaceuticals, Inc.	*	2,390	15,702
AMAG Pharmaceuticals, Inc.	*	834	12,310
Amgen, Inc.		33,581	1,845,276
Amylin Pharmaceuticals, Inc.	*	4,036	37,252
Anadys Pharmaceuticals, Inc.	*†	3,242	2,981
ARCA Biopharma, Inc.	*†	57	64
Arena Pharmaceuticals, Inc.	*†	1,439	2,087
Ariad Pharmaceuticals, Inc.	*	9,247	81,281
Arqule, Inc.	*	864	4,363
Array Biopharma, Inc.	*	4,333	8,493
Astex Pharmaceuticals	*	1,338	2,569

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
AVI BioPharma, Inc.	*†	2,400	$2,688
Avigen, Inc. (Escrow Shares)	*‡d	1,009	—
Biogen Idec, Inc.	*	6,544	609,574
BioMarin Pharmaceutical, Inc.	*	3,587	114,318
Biosante Pharmaceuticals, Inc.	*	300	684
Capstone Therapeutics Corp.	*	1,516	384
Celgene Corp.	*	19,373	1,199,576
Cell Therapeutics, Inc.	*	15,172	16,082
Celldex Therapeutics, Inc.	*	429	980
Cephalon, Inc.	*	2,647	213,613
Cepheid, Inc.	*†	4,930	191,432
Codexis, Inc.	*	230	1,051
Cubist Pharmaceuticals, Inc.	*†	1,762	62,234
CytRx Corp.	*†	4,200	1,388
Dendreon Corp.	*†	4,737	42,633
Discovery Laboratories, Inc.	*†	171	340
Emergent Biosolutions, Inc.	*†	1,319	20,352
Entremed, Inc.	*	126	195
Enzon Pharmaceuticals, Inc.	*†	1,765	12,426
EPIX Pharmaceuticals, Inc.	*	640	1
Exact Sciences Corp.	*	1,250	8,288
Exelixis, Inc.	*	2,695	14,715
Galena Biopharma, Inc.	*	209	211
Genomic Health, Inc.	*	1,284	28,222
Geron Corp.	*†	4,719	10,004
Gilead Sciences, Inc.	*	29,798	1,156,162
GTx, Inc.	*	200	670
Halozyme Therapeutics, Inc.	*	6,362	39,063
Hemispherx Biopharma, Inc.	*†	920	285
Human Genome Sciences, Inc.	*	5,938	75,353
Immunogen, Inc.	*†	1,323	14,500
Immunomedics, Inc.	*†	2,141	6,851
Incyte Corp. Ltd.	*†	3,102	43,335
InterMune, Inc.	*	1,586	32,037
Isis Pharmaceuticals, Inc.	*†	2,216	15,024
Keryx Biopharmaceuticals, Inc.	*†	5,221	15,663
Lexicon Pharmaceuticals, Inc.	*†	2,343	2,155
Ligand Pharmaceuticals, Inc.,
Class B	*	815	11,149
MannKind Corp.	*†	4,492	17,025
Marina Biotech, Inc.	*†	375	53
Maxygen, Inc.		1,231	6,734
MediciNova, Inc.	*	91	193
Medivation, Inc.	*	1,731	29,392
Momenta Pharmaceuticals, Inc.	*	2,618	30,107
Myrexis, Inc.	*	1,031	2,825
Myriad Genetics, Inc.	*	4,124	77,284
Nabi Biopharmaceuticals	*	1,995	3,352
Neurocrine Biosciences, Inc.	*†	1,479	8,844
Novavax, Inc.	*†	1,550	2,496
NPS Pharmaceuticals, Inc.	*	1,660	10,807
Onyx Pharmaceuticals, Inc.	*	1,361	40,844
Osiris Therapeutics, Inc.	*†	1,402	7,178
PDL BioPharma, Inc.		3,841	21,318
Peregrine Pharmaceuticals, Inc.	*†	1,823	1,987
Pharmasset, Inc.	*	3,892	320,584
Poniard Pharmaceuticals, Inc.	*	396	49
Progenics Pharmaceuticals, Inc.	*†	793	4,552
Regeneron Pharmaceuticals, Inc.	*	2,632	153,182
Rigel Pharmaceuticals, Inc.	*	1,882	13,852
RXi Pharmaceuticals Corp.	*†d	—	—
Savient Pharmaceuticals, Inc.	*†	1,538	6,306
Sciclone Pharmaceuticals, Inc.	*†	1,700	6,477

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
SIGA Technologies, Inc.	*†	4,649	$15,202
Telik, Inc.	*	1,748	533
Theravance, Inc.	*†	3,224	64,931
Trimeris, Inc.	*†	1,214	3,059
United Therapeutics Corp.	*	1,828	68,532
Vanda Pharmaceuticals, Inc.	*	2,680	13,266
Vertex Pharmaceuticals, Inc.	*	5,197	231,474
XOMA Ltd.	*†	331	579

			7,517,231

Building Products—0.1%
A.O. Smith Corp.		2,012	64,444
American Woodmark Corp.	†	800	9,688
Ameron International Corp.		542	46,037
Apogee Enterprises, Inc.		1,250	10,738
Gibraltar Industries, Inc.	*	1,188	9,647
Griffon Corp.	*	1,288	10,536
Lennox International, Inc.		2,437	62,826
Masco Corp.		9,464	67,384
NCI Building Systems, Inc.	*	246	1,860
Owens Corning, Inc.	*	1,100	23,848
Quanex Building Products Corp.		1,671	18,297
Simpson Manufacturing Co., Inc.		2,084	51,954
Trex Co., Inc.	*†	731	11,718
U.S. Home Systems, Inc.		1,291	6,442
Universal Forest Products, Inc.	†	1,121	26,960
USG Corp.	*†	3,348	22,532

			444,911

Capital Markets—2.0%
Affiliated Managers Group, Inc.	*	1,354	105,680
Ameriprise Financial, Inc.		9,235	363,490
Arlington Asset Investment Corp., Class A		304	7,311
Bank of New York Mellon Corp. (The)		46,996	873,656
BGC Partners, Inc., Class A	†	7,270	43,838
BlackRock, Inc.		3,912	579,015
Calamos Asset Management, Inc., Class A	†	1,800	18,018
Charles Schwab Corp. (The)		39,829	448,873
CIFC Corp.	*†	342	1,481
Cowen Group, Inc., Class A	*	2,582	6,997
Diamond Hill Investment Group, Inc.	†	331	22,968
E*Trade Financial Corp.	*	13,474	122,748
Eaton Vance Corp.		5,282	117,630
Federated Investors, Inc., Class B	†	3,745	65,650
Franklin Resources, Inc.		6,281	600,715
GAMCO Investors, Inc., Class A	†	558	21,980
GFI Group, Inc.		2,520	10,130
Goldman Sachs Group, Inc. (The)		19,417	1,835,877
Greenhill & Co., Inc.	†	495	14,152
Institutional Financial Markets, Inc.		421	800
INTL FCStone, Inc.	*†	507	10,525
Invesco Ltd.		16,610	257,621
Investment Technology Group, Inc.	*	2,078	20,344
Janus Capital Group, Inc.		6,411	38,466
Jefferies Group, Inc.		4,678	58,054
KBW, Inc.	†	1,604	22,119
Knight Capital Group, Inc., Class A	*	4,630	56,301
Legg Mason, Inc.		5,850	150,403
Medallion Financial Corp.		958	8,909
MF Global Holdings Ltd.	*†	2,928	12,093

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Morgan Stanley		64,221	$866,983
Northern Trust Corp.		8,495	297,155
Piper Jaffray Cos.	*	963	17,267
Raymond James Financial, Inc.		3,472	90,133
Safeguard Scientifics, Inc.	*	678	10,170
SEI Investments Co.		5,918	91,019
State Street Corp.		19,892	639,727
Stifel Financial Corp.	*	2,381	63,239
SWS Group, Inc.		1,323	6,205
T. Rowe Price Group, Inc.		11,032	526,999
TD Ameritrade Holding Corp.		8,355	122,860
Virtus Investment Partners, Inc.	*	210	11,260
Waddell & Reed Financial, Inc., Class A		3,971	99,315
Walter Investment Management Corp.		598	13,712
Westwood Holdings Group, Inc.	†	1,027	35,483

			8,787,371

Chemicals—2.1%
A. Schulman, Inc.		1,444	24,534
Air Products & Chemicals, Inc.		6,756	515,956
Airgas, Inc.		3,075	196,246
Albemarle Corp.		3,712	149,965
Ampal-American Israel Corp., Class A	*	1,391	473
Arch Chemicals, Inc.		1,211	56,820
Ashland, Inc.		1,520	67,093
Cabot Corp.		2,693	66,733
Calgon Carbon Corp.	*†	3,184	46,391
Celanese Corp., Class A		2,979	96,907
CF Industries Holdings, Inc.		2,571	317,236
Cytec Industries, Inc.		1,644	57,770
Dow Chemical Co. (The)		41,287	927,306
E.I. Du Pont de Nemours & Co.		36,166	1,445,555
Eastman Chemical Co.		2,183	149,601
Ecolab, Inc.		8,286	405,103
Ferro Corp.	*	1,818	11,181
FMC Corp.		3,336	230,718
Georgia Gulf Corp.	*	50	691
H.B. Fuller Co.		2,570	46,825
Huntsman Corp.		5,470	52,895
International Flavors & Fragrances, Inc.		3,885	218,415
Intrepid Potash, Inc.	*	1,172	29,148
Koppers Holdings, Inc.		1,582	40,515
Kronos Worldwide, Inc.		2,262	36,373
Landec Corp.	*	986	5,245
LSB Industries, Inc.	*	1,411	40,453
Minerals Technologies, Inc.		868	42,766
Monsanto Co.		20,701	1,242,888
Mosaic Co. (The)		6,742	330,156
Nalco Holding Co.		3,074	107,528
NewMarket Corp.		378	57,407
NL Industries, Inc.	†	2,111	26,451
Olin Corp.		2,796	50,356
OM Group, Inc.	*	1,147	29,788
Omnova Solutions, Inc.	*	6,478	23,191
Penford Corp.	*	785	4,035
PolyOne Corp.	†	2,862	30,652
PPG Industries, Inc.		5,657	399,724
Praxair, Inc.		10,790	1,008,649
Quaker Chemical Corp.	†	483	12,519
RPM International, Inc.		4,832	90,358

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Scotts Miracle-Gro Co. (The), Class A	†	1,662	$74,125
Sensient Technologies Corp.		2,027	65,979
Sherwin-Williams Co. (The)		2,340	173,909
Sigma-Aldrich Corp.		3,395	209,777
Spartech Corp.	*	1,451	4,643
Stepan Co.		556	37,352
Valhi, Inc.	†	511	27,681
Valspar Corp.		2,240	69,910
W.R. Grace & Co.	*	4,200	139,860
Zep, Inc.	†	936	14,059

			9,509,911

Commercial Banks—2.8%
1st Source Corp.		1,180	24,579
Associated Banc-Corp		5,110	47,523
BancFirst Corp.	†	642	21,289
BancorpSouth, Inc.		3,611	31,705
BancTrust Financial Group, Inc.	*†	1,600	3,760
Bank of Hawaii Corp.		1,898	69,087
BB&T Corp.		24,485	522,265
BOK Financial Corp.		1,765	82,761
Boston Private Financial Holdings, Inc.	†	1,297	7,626
Bryn Mawr Bank Corp.		1,058	17,531
Capital Bank Corp.	*†	1,779	3,700
Capital City Bank Group, Inc.	†	1,113	11,575
CapitalSource, Inc.		19,650	120,651
Cardinal Financial Corp.	†	1,142	9,844
Cascade Bancorp	*†	219	1,277
Cathay General Bancorp		2,082	23,693
Catskill Litigation Trust	*‡d	582	—
Central Pacific Financial Corp.	*†	103	1,063
Chemical Financial Corp.		1,552	23,761
CIT Group, Inc.	*	6,132	186,229
Citizens Republic Bancorp, Inc.	*	6,759	46,772
City Holding Co.		250	6,747
City National Corp./California		1,548	58,452
CoBiz Financial, Inc.		1,063	4,752
Comerica, Inc.		8,301	190,674
Commerce Bancshares, Inc./Missouri		2,594	90,142
Community Bank System, Inc.	†	1,402	31,811
Community Trust Bancorp, Inc.	†	665	15,488
Cullen/Frost Bankers, Inc.		2,502	114,742
CVB Financial Corp.	†	4,084	31,406
East West Bancorp, Inc.		7,969	118,818
Eastern Virginia Bankshares, Inc.		6,402	15,173
Fidelity Southern Corp.		1,455	9,458
Fifth Third Bancorp		34,539	348,844
Financial Institutions, Inc.	†	749	10,681
First BanCorp. (Puerto Rico)	*†	215	602
First Bancorp/North Carolina		643	6,456
First Busey Corp.	†	2,407	10,470
First Citizens BancShares, Inc./North Carolina, Class A		254	36,459
First Commonwealth Financial Corp.		2,619	9,690
First Financial Bancorp	†	1,895	26,151
First Financial Bankshares, Inc.	†	500	13,080
First Horizon National Corp.		8,735	52,061
First Merchants Corp.	†	874	6,162
First Midwest Bancorp, Inc./Illinois		2,002	14,655
First of Long Island Corp. (The)		986	22,343

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
FirstMerit Corp.		3,950	$44,872
FNB Corp./Pennsylvania	†	3,344	28,658
Fulton Financial Corp.		6,533	49,977
Glacier Bancorp, Inc.	†	1,771	16,594
Guaranty Bancorp	*	5,300	6,360
Hancock Holding Co.		2,032	54,417
Hanmi Financial Corp.	*	7,200	5,976
Heritage Financial Corp./Washington		332	3,665
Home Bancshares, Inc./Arkansas		1,170	24,827
Huntington Bancshares, Inc./Ohio		26,837	128,818
IBERIABANK Corp.	†	966	45,460
Independent Bank Corp./Massachusetts	†	874	19,001
Independent Bank Corp./Michigan	*†	208	397
International Bancshares Corp.		3,248	42,711
KeyCorp		27,431	162,666
M&T Bank Corp.		3,469	242,483
MB Financial, Inc.		931	13,704
Merchants Bancshares, Inc.		571	15,291
Midsouth Bancorp, Inc.		522	5,611
MidWestOne Financial Group, Inc.	†	552	7,916
National Penn Bancshares, Inc.		2,758	19,334
NBT Bancorp, Inc.	†	1,000	18,620
Old National Bancorp/Indiana		3,552	33,105
Pacific Capital Bancorp NA	*†	281	7,171
Pacific Premier Bancorp, Inc.	*	976	5,836
Pac West Bancorp		894	12,462
Park National Corp.	†	728	38,497
Peoples Bancorp, Inc./Ohio	†	814	8,954
Peoples Financial Corp./Mississippi		883	9,360
Pinnacle Financial Partners, Inc.	*†	1,818	19,889
PNC Financial Services Group, Inc.		20,071	967,221
Popular, Inc. (Puerto Rico)	*	53,808	80,712
PrivateBancorp, Inc.		1,200	9,024
Prosperity Bancshares, Inc.	†	2,300	75,164
Regions Financial Corp.		41,501	138,198
Republic Bancorp, Inc./Kentucky, Class A	†	1,603	28,389
Royal Bancshares of Pennsylvania, Inc., Class A	*†	882	838
S&T Bancorp, Inc.		955	15,433
Sandy Spring Bancorp, Inc.		344	5,033
Shore Bancshares, Inc.		826	3,593
Signature Bank/New York	*	1,900	90,687
Simmons First National Corp., Class A	†	911	19,769
Sterling Bancorp/New York	†	1,476	10,716
Sterling Financial Corp./Washington	*	38	470
Suffolk Bancorp		1,100	9,152
SunTrust Banks, Inc.		19,144	343,635
Susquehanna Bancshares, Inc.		2,932	16,038
SVB Financial Group	*	1,437	53,169
Synovus Financial Corp.	†	41,667	44,584
TCF Financial Corp.		6,104	55,913
Texas Capital Bancshares, Inc.	*†	2,821	64,460
Tompkins Financial Corp.	†	730	26,119
TowneBank/Virginia	†	1,406	15,986
Trustmark Corp.	†	2,435	44,195
U.S. Bancorp		73,433	1,728,613
UMB Financial Corp.		1,211	38,849
Umpqua Holdings Corp.		1,151	10,117
United Bankshares, Inc.	†	2,134	42,872

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
United Community Banks, Inc./Georgia	*†	454	$3,854
Valley National Bancorp	†	6,571	69,587
Washington Trust Bancorp, Inc.		500	9,890
Webster Financial Corp.		2,393	36,613
Wells Fargo & Co.		188,400	4,544,208
WesBanco, Inc.		1,699	29,410
Westamerica Bancorporation	†	1,628	62,385
Western Alliance Bancorp	*	1,400	7,672
Wintrust Financial Corp.		1,017	26,249
Zions Bancorporation		5,053	71,096

			12,394,553

Commercial Services & Supplies—0.7%
ABM Industries, Inc.		2,291	43,667
ACCO Brands Corp.	*	1,319	6,292
APAC Customer Services, Inc.	*	1,972	16,802
Avery Dennison Corp.		3,924	98,414
Brink’s Co. (The)		2,084	48,578
Cenveo, Inc.	*†	4,741	14,270
Cintas Corp.		2,017	56,758
Clean Harbors, Inc.	*	2,414	123,838
Consolidated Graphics, Inc.	*	776	28,347
Copart, Inc.	*	3,582	140,128
Corrections Corp. of America	*	5,700	129,333
Courier Corp.	†	424	2,773
Covanta Holding Corp.		4,185	63,570
Deluxe Corp.		2,098	39,023
EnergySolutions, Inc.	*	4,049	14,293
Ennis, Inc.		695	9,077
G&K Services, Inc., Class A		1,008	25,744
Geo Group, Inc. (The)	*	2,456	45,583
Healthcare Services Group, Inc.		5,603	90,432
Herman Miller, Inc.		3,155	56,348
HNI Corp.	†	2,512	48,055
Interface, Inc., Class A	†	3,357	39,814
Iron Mountain, Inc.		7,146	225,957
Kimball International, Inc., Class B	†	1,500	7,290
Knoll, Inc.		2,701	37,004
M&F Worldwide Corp.	*	780	19,204
McGrath Rentcorp	†	916	21,792
Mine Safety Appliances Co.	†	1,444	38,930
Mobile Mini, Inc.	*†	2,000	32,880
Perma-Fix Environmental Services, Inc.	*	5,502	6,602
Pitney Bowes, Inc.	†	1,828	34,366
R.R. Donnelley & Sons Co.		8,887	125,484
Republic Services, Inc.		14,202	398,508
Rollins, Inc.		1,486	27,803
Standard Register Co. (The)		1,650	4,175
Steelcase, Inc., Class A	†	1,992	12,570
Stericycle, Inc.	*	3,138	253,299
Sykes Enterprises, Inc.	*	1,423	21,274
Tetra Tech, Inc.	*	2,114	39,616
TRC Cos., Inc.	*	327	984
United Stationers, Inc.	†	2,556	69,651
Viad Corp.	†	937	15,910
Virco Mfg. Corp.		799	1,239
Waste Connections, Inc.		3,543	119,824
Waste Management, Inc.		9,462	308,083

			2,963,584

Communications Equipment—2.0%
ADTRAN, Inc.		3,197	84,593

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Alliance Fiber Optic Products, Inc.	*†	963	$6,895
AltiGen Communications, Inc.	*	4,109	2,794
Anaren, Inc.	*	813	15,569
Arris Group, Inc.	*	3,613	37,214
Aviat Networks, Inc.	*	2,182	5,128
Black Box Corp.		865	18,468
Blonder Tongue Laboratories, Inc.	*	2,285	2,879
Blue Coat Systems, Inc.	*	1,072	14,879
Brocade Communications Systems, Inc.	*	14,008	60,515
Ciena Corp.	*†	5,950	66,640
Cisco Systems, Inc.		206,501	3,198,700
Comtech Telecommunications Corp.		1,350	37,922
Digi International, Inc.	*†	1,976	21,736
Ditech Networks, Inc.	*	1,360	1,414
EchoStar Corp., Class A	*	1,877	42,439
Emcore Corp.	*†	1,219	1,207
Emulex Corp.	*	3,408	21,811
Extreme Networks, Inc.	*†	4,491	11,901
F5 Networks, Inc.	*	2,664	189,277
Finisar Corp.	*	856	15,014
Harmonic, Inc.	*	2,820	12,013
Harris Corp.		3,891	132,955
Infinera Corp.	*†	4,191	32,355
InterDigital, Inc.	†	2,803	130,564
Ixia	*	2,330	17,871
JDS Uniphase Corp.	*	7,444	74,217
Juniper Networks, Inc.	*	17,553	302,965
KVH Industries, Inc.	*†	375	2,966
Motorola Mobility Holdings, Inc.	*	10,553	398,692
Motorola Solutions, Inc.		12,061	505,356
NETGEAR, Inc.	*	1,206	31,223
Network Engines, Inc.	*	1,329	1,542
Numerex Corp., Class A	*†	1,800	10,008
Oclaro, Inc.	*†	363	1,321
Oplink Communications, Inc.	*	758	11,476
Optical Cable Corp.		240	770
Parkervision, Inc.	*†	1,052	945
Performance Technologies, Inc.	*	793	1,562
Plantronics, Inc.	†	1,826	51,950
Polycom, Inc.	*	8,354	153,463
Powerwave Technologies, Inc.	*†	2,434	4,186
QUALCOMM, Inc.		63,004	3,063,885
Riverbed Technology, Inc.	*	3,698	73,812
Sonus Networks, Inc.	*	10,700	23,219
Sycamore Networks, Inc.		991	17,888
Tekelec	*†	2,569	15,517
Tellabs, Inc.		19,143	82,123
UTStarcom Holdings Corp. (China)	*	4,555	4,646
Viasat, Inc.	*	1,190	39,639
Westell Technologies, Inc., Class A	*	1,821	3,933
Zoom Technologies, Inc. (China)	*†	542	835

			9,060,892

Computers & Peripherals—4.0%
ADPT Corp.	*	3,850	10,318
Apple, Inc.	*	32,927	12,551,114
Avid Technology, Inc.	*†	1,448	11,207
Concurrent Computer Corp.	*	190	1,060
Cray, Inc.	*	714	3,791
Dataram Corp.	*†	1,175	1,551
Dell, Inc.	*	58,645	829,827
Diebold, Inc.	†	3,079	84,703
Dot Hill Systems Corp.	*	1,396	2,108

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Electronics for Imaging, Inc.	*	2,638	$35,534
EMC Corp.	*	74,289	1,559,326
Hewlett-Packard Co.		79,079	1,775,324
Hutchinson Technology, Inc.	*	1,149	2,252
iGO, Inc.	*	674	863
Imation Corp.	*†	1,564	11,433
Intermec, Inc.	*†	2,374	15,478
Lexmark International, Inc., Class A	*	1,492	40,329
NCR Corp.	*	7,848	132,553
NetApp, Inc.	*	11,382	386,305
Novatel Wireless, Inc.	*	1,358	4,101
Overland Storage, Inc.	*	160	387
Presstek, Inc.	*	945	637
QLogic Corp.	*	3,731	47,309
Quantum Corp.	*	6,681	12,093
SanDisk Corp.	*	8,969	361,899
Silicon Graphics International Corp.	*†	1,843	21,969
STEC, Inc.	*†	1,255	12,726
Stratasys, Inc.	*	1,782	33,038
Synaptics, Inc.	*†	1,586	37,905
TransAct Technologies, Inc.	*	888	7,282
Western Digital Corp.	*	8,356	214,916

			18,209,338

Construction & Engineering—0.2%
AECOM Technology Corp.	*	3,236	57,180
Comfort Systems USA, Inc.	†	2,179	18,129
Dycom Industries, Inc.	*†	2,076	31,763
EMCOR Group, Inc.	*	2,908	59,120
Fluor Corp.		4,946	230,236
Furmanite Corp.	*†	1,100	5,951
Granite Construction, Inc.		1,889	35,457
Insituform Technologies, Inc., Class A	*	1,223	14,162
Jacobs Engineering Group, Inc.	*	4,968	160,417
KBR, Inc.		6,464	152,744
Layne Christensen Co.	*†	510	11,781
MasTec, Inc.	*	2,049	36,083
Quanta Services, Inc.	*	8,861	166,498
Shaw Group, Inc. (The)	*	2,182	47,437
Tutor Perini Corp.		960	11,030
URS Corp.	*	2,934	87,023

			1,125,011

Construction Materials—0.0%
Eagle Materials, Inc.		2,083	34,682
Headwaters, Inc.	*	2,095	3,017
Martin Marietta Materials, Inc.	†	494	31,230
Texas Industries, Inc.	†	1,116	35,422
Vulcan Materials Co.	†	3,605	99,354

			203,705

Consumer Finance—0.7%
Advance America Cash Advance
Centers, Inc.		21,480	158,093
American Express Co.		37,474	1,682,583
Capital One Financial Corp.		16,201	642,046
Cash America International, Inc.	†	685	35,044
CompuCredit Holdings Corp.	*†	38	106
Discover Financial Services		18,027	413,539
Ezcorp, Inc., Class A	*	2,031	57,965
First Marblehead Corp. (The)	*†	2,764	2,819
Nelnet, Inc., Class A		481	9,033
SLM Corp.		20,100	250,245

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
World Acceptance Corp.	*	639	$35,752

			3,287,225

Containers & Packaging—0.2%
AEP Industries, Inc.	*	372	8,258
AptarGroup, Inc.		3,130	139,817
Ball Corp.		6,557	203,398
Bemis Co., Inc.		1,316	38,572
Crown Holdings, Inc.	*	3,283	100,493
Greif, Inc., Class A		852	36,542
Myers Industries, Inc.		1,716	17,417
Owens-Illinois, Inc.	*	6,064	91,688
Packaging Corp. of America		4,339	101,099
Rock-Tenn Co., Class A		1,450	70,586
Sealed Air Corp.		2,704	45,157
Silgan Holdings, Inc.		908	33,360
Sonoco Products Co.		3,353	94,655
Temple-Inland, Inc.		4,506	141,353

			1,122,395

Distributors—0.1%
Audiovox Corp., Class A	*	1,218	6,687
Genuine Parts Co.		3,417	173,584
LKQ Corp.	*	7,000	169,120
Pool Corp.		2,434	63,722

			413,113

Diversified Consumer Services—0.3%
American Public Education, Inc.	*†	698	23,732
Apollo Group, Inc., Class A	*	5,209	206,329
Ascent Capital Group, Inc., Class A	*	545	21,429
Career Education Corp.	*†	4,167	54,379
Coinstar, Inc.	*†	1,075	43,000
Corinthian Colleges, Inc.	*†	3,624	5,653
DeVry, Inc.		2,980	110,141
H&R Block, Inc.		11,402	151,761
Hillenbrand, Inc.		1,576	28,998
ITT Educational Services, Inc.	*†	1,873	107,847
Jackson Hewitt Tax Service, Inc.	*†‡d	1,779	—
Learning Tree International, Inc.	*	766	5,607
Matthews International Corp.,
Class A	†	1,052	32,360
Regis Corp.	†	1,818	25,616
Service Corp. International		11,775	107,859
Sotheby’s		2,623	72,316
Steiner Leisure Ltd. (Bahamas)	*	1,503	61,277
Stewart Enterprises, Inc., Class A	†	4,115	24,484
Strayer Education, Inc.	†	551	42,245
Universal Technical Institute, Inc.	*†	418	5,681
Weight Watchers International, Inc.		1,826	106,365

			1,237,079

Diversified Financial Services—2.6%
Bank of America Corp.		388,627	2,378,397
Citigroup, Inc.		111,256	2,850,379
CME Group, Inc.		2,698	664,787
Interactive Brokers Group, Inc.,
Class A		1,570	21,870
IntercontinentalExchange, Inc.	*	2,776	328,290
JPMorgan Chase & Co.		151,051	4,549,656
Leucadia National Corp.		6,084	137,985
Moody’s Corp.		6,057	184,436
MSCI, Inc., Class A	*	3,439	104,305
NASDAQ OMX Group, Inc. (The)	*	5,431	125,673
NYSE Euronext		9,567	222,337

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
PHH Corp.	*	2,212	$35,569
Pico Holdings, Inc.	*	1,150	23,587
Portfolio Recovery Associates, Inc.	*	504	31,359
Resource America, Inc., Class A		1,287	5,804

			11,664,434

Diversified Telecommunication Services—2.6%
8x8, Inc.	*†	3,048	12,405
Alaska Communications Systems Group, Inc.	†	2,850	18,696
AT&T, Inc.		223,413	6,371,739
CenturyLink, Inc.		19,640	650,477
Cincinnati Bell, Inc.	*†	35,531	109,791
Cogent Communications Group, Inc.	*	2,886	38,817
Frontier Communications Corp.		39,354	240,453
General Communication, Inc., Class A	*	2,516	20,631
HickoryTech Corp.	†	651	6,263
IDT Corp., Class B		1,600	32,640
Integrated Telecom Express, Inc.	*†d	1,103	—
Level 3 Communications, Inc.	*†	58,172	86,676
PAETEC Holding Corp.	*	5,459	28,878
Premiere Global Services, Inc.	*†	2,174	13,957
Superior TeleCom, Inc.	*†d	2,013	—
SureWest Communications	†	184	1,926
tw telecom inc.	*	1,928	31,850
Verizon Communications, Inc.		105,621	3,886,853
Windstream Corp.	†	18,492	215,617

			11,767,669

Electric Utilities—2.0%
Allete, Inc.		1,243	45,531
American Electric Power Co., Inc.		17,879	679,760
Central Vermont Public Service Corp.		540	19,013
Cleco Corp.		2,109	72,001
DPL, Inc.		807	24,323
Duke Energy Corp.		48,292	965,357
Edison International		12,222	467,491
El Paso Electric Co.		1,748	56,093
Empire District Electric Co. (The)		1,197	23,198
Entergy Corp.		5,441	360,684
Exelon Corp.		24,553	1,046,203
FirstEnergy Corp.		12,192	547,543
Great Plains Energy, Inc.		3,450	66,585
Hawaiian Electric Industries, Inc.		3,066	74,442
IDACORP, Inc.		1,515	57,237
ITC Holdings Corp.		1,539	119,165
MGE Energy, Inc.		1,559	63,405
NextEra Energy, Inc.		16,813	908,238
Northeast Utilities		5,201	175,014
NV Energy, Inc.		7,959	117,077
Otter Tail Corp.	†	1,095	20,038
Pepco Holdings, Inc.		7,066	133,689
Pinnacle West Capital Corp.		3,789	162,700
PNM Resources, Inc.		2,169	35,637
Portland General Electric Co.		1,100	26,059
PPL Corp.		16,345	466,486
Progress Energy, Inc.		10,369	536,285
Southern Co.		31,134	1,319,148
UIL Holdings Corp.	†	1,496	49,263
Unisource Energy Corp.		1,571	56,697
Unitil Corp.		420	10,786

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Westar Energy, Inc.		4,032	$106,525

			8,811,673

Electrical Equipment—0.6%
Active Power, Inc.	*†	1,093	1,410
Acuity Brands, Inc.	†	1,873	67,503
American Superconductor Corp.	*†	1,147	4,508
AMETEK, Inc.		6,351	209,392
AZZ, Inc.	†	1,582	61,334
Babcock & Wilcox Co. (The)	*	5,852	114,407
Belden, Inc.		1,894	48,846
Brady Corp., Class A		2,402	63,485
Capstone Turbine Corp.	*†	34,249	34,249
Emerson Electric Co.		26,374	1,089,510
Encore Wire Corp.		1,400	28,812
Franklin Electric Co., Inc.		902	32,725
FuelCell Energy, Inc.	*†	1,938	1,628
General Cable Corp.	*	3,772	88,076
GrafTech International Ltd.	*	3,487	44,285
Hubbell, Inc., Class B		2,078	102,944
II-VI, Inc.	*†	1,364	23,870
LSI Industries, Inc.		1,083	6,747
Magnetek, Inc.	*	1,406	1,294
Orbit International Corp.	*	2,812	10,067
Plug Power, Inc.	*†	270	494
Powell Industries, Inc.	*	1,045	32,364
Regal-Beloit Corp.		1,272	57,723
Rockwell Automation, Inc.		4,331	242,536
Roper Industries, Inc.		2,980	205,352
Thomas & Betts Corp.	*	2,428	96,901
Ultralife Corp.	*	416	2,076
Universal Security Instruments, Inc.	*	1,866	10,244
Valence Technology, Inc.	*†	6,972	7,251
Vicor Corp.		1,380	12,075
Woodward, Inc.		2,448	67,075

			2,769,183

Electronic Equipment, Instruments & Components—0.7%
Agilysys, Inc.	*	1,335	9,519
Amphenol Corp., Class A		5,423	221,096
Anixter International, Inc.		1,723	81,739
Arrow Electronics, Inc.	*	4,585	127,371
Avnet, Inc.	*	5,129	133,764
AVX Corp.		2,270	26,945
Benchmark Electronics, Inc.	*	2,520	32,785
Brightpoint, Inc.	*	2,358	21,717
CalAmp Corp.	*	550	1,765
Checkpoint Systems, Inc.	*	1,441	19,569
Cognex Corp.		2,023	54,844
Coherent, Inc.	*	1,348	57,910
Corning, Inc.		52,776	652,311
CTS Corp.	†	1,580	12,845
Daktronics, Inc.	†	927	7,954
Dolby Laboratories, Inc., Class A	*	1,370	37,593
DTS, Inc.	*	755	18,747
Echelon Corp.	*†	1,769	12,401
Electro Rent Corp.		950	13,119
Electro Scientific Industries, Inc.	*	1,421	16,896
FARO Technologies, Inc.	*	453	14,292
FEI Co.	*	1,368	40,985
FLIR Systems, Inc.		5,608	140,480
Frequency Electronics, Inc.	*	821	7,003
ID Systems, Inc.	*	2,016	10,282
Identive Group, Inc.	*	1,494	2,973

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Ingram Micro, Inc., Class A	*	1,030	$16,614
Insight Enterprises, Inc.	*†	2,054	31,098
Iteris, Inc.	*	4,263	4,860
Itron, Inc.	*	955	28,172
Jabil Circuit, Inc.		8,287	147,426
Lightpath Technologies, Inc., Class A	*†	1,526	2,197
Littelfuse, Inc.	†	909	36,551
LRAD Corp.	*†	3,686	6,782
Maxwell Technologies, Inc.	*†	370	6,812
Mercury Computer Systems, Inc.	*	963	11,074
Mesa Laboratories, Inc.		1,200	44,688
Methode Electronics, Inc.	†	1,383	10,276
Molex, Inc.	†	1,611	32,816
MTS Systems Corp.		1,342	41,119
National Instruments Corp.		5,121	117,066
Newport Corp.	*	1,614	17,447
OSI Systems, Inc.	*	867	29,062
Park Electrochemical Corp.		1,086	23,208
PC Connection, Inc.	*	854	6,815
Planar Systems, Inc.	*	785	1,570
Plexus Corp.	*	1,884	42,616
Power-One, Inc.	*†	3,459	15,565
Pulse Electronics Corp.		1,866	5,337
Radisys Corp.	*	961	5,881
Research Frontiers, Inc.	*†	752	2,843
Rofin-Sinar Technologies, Inc.	*	2,200	42,240
Rogers Corp.	*	803	31,421
Sanmina-SCI Corp.	*	3,577	23,894
ScanSource, Inc.	*	1,126	33,285
Sigmatron International, Inc.	*	282	969
SYNNEX Corp.	*	104	2,725
Tech Data Corp.	*	2,057	88,924
Trimble Navigation Ltd.	*	4,318	144,869
TTM Technologies, Inc.	*	1,639	15,587
Universal Display Corp.	*	1,350	64,719
Vishay Intertechnology, Inc.	*†	6,172	51,598
Vishay Precision Group, Inc.	*	440	5,799
Wayside Technology Group, Inc.		1,787	17,924
X-Rite, Inc.	*†	1,890	7,050
Zygo Corp.	*	967	11,178

			3,006,982

Energy Equipment & Services—1.9%
Atwood Oceanics, Inc.	*	1,298	44,599
Baker Hughes, Inc.		13,177	608,250
Basic Energy Services, Inc.	*	1,600	22,656
Bristow Group, Inc.		982	41,666
Cal Dive International, Inc.	*	4,816	9,199
Cameron International Corp.	*	9,319	387,111
CARBO Ceramics, Inc.		1,137	116,577
Complete Production Services, Inc.	*	1,200	22,620
Dawson Geophysical Co.	*	924	21,788
Diamond Offshore Drilling, Inc.	†	1,577	86,325
Dresser-Rand Group, Inc.	*	2,924	118,510
Dril-Quip, Inc.	*	880	47,441
Exterran Holdings, Inc.	*†	2,465	23,960
FMC Technologies, Inc.	*	8,237	309,711
Global Industries Ltd.	*	2,539	20,109
Gulfmark Offshore, Inc., Class A	*	1,000	36,340
Halliburton Co.		32,022	977,311
Helix Energy Solutions Group, Inc.	*	3,853	50,474
Helmerich & Payne, Inc.		3,926	159,396
Hercules Offshore, Inc.	*†	5,226	15,260

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Hornbeck Offshore Services, Inc.	*†	1,800	$44,838
ION Geophysical Corp.	*	13,280	62,814
Key Energy Services, Inc.	*	7,257	68,869
Lufkin Industries, Inc.		2,000	106,420
Matrix Service Co.	*	468	3,983
McDermott International, Inc.	*	11,704	125,935
Mitcham Industries, Inc.	*	1,100	12,320
Nabors Industries Ltd. (Bermuda)	*	10,988	134,713
National Oilwell Varco, Inc.		16,517	846,001
Newpark Resources, Inc.	*	3,484	21,218
Oceaneering International, Inc.		4,464	157,758
Oil States International, Inc.	*	2,026	103,164
OYO Geospace Corp.	*	550	30,960
Parker Drilling Co.	*	3,755	16,484
Patterson-UTI Energy, Inc.		6,712	116,386
PHI, Inc.	*	774	14,814
Pioneer Drilling Co.	*	2,700	19,386
Rowan Cos., Inc.	*	3,918	118,284
Schlumberger Ltd.		52,043	3,108,528
SEACOR Holdings, Inc.		713	57,190
Superior Energy Services, Inc.	*	2,900	76,096
Tesco Corp.	*	3,185	36,946
Tetra Technologies, Inc.	*	2,352	18,157
Tidewater, Inc.		78	3,280
Unit Corp.	*	1,702	62,838

			8,486,685

Food & Staples Retailing—2.0%
Andersons, Inc. (The)		700	23,562
Arden Group, Inc., Class A	†	260	20,670
BJ’s Wholesale Club, Inc.	*	1,335	68,405
Casey’s General Stores, Inc.		1,608	70,189
Costco Wholesale Corp.		14,385	1,181,296
CVS Caremark Corp.		48,989	1,645,051
Kroger Co. (The)		19,202	421,676
Nash Finch Co.		674	18,151
Pantry, Inc. (The)	*	1,200	14,556
Rite Aid Corp.	*	25,982	25,462
Ruddick Corp.		1,967	76,693
Safeway, Inc.		8,825	146,760
SUPERVALU, Inc.	†	8,154	54,306
Sysco Corp.		22,511	583,035
United Natural Foods, Inc.	*	1,912	70,821
Walgreen Co.		34,325	1,128,949
Wal-Mart Stores, Inc.		63,165	3,278,264
Weis Markets, Inc.	†	382	14,157
Whole Foods Market, Inc.		5,036	328,901
Winn-Dixie Stores, Inc.	*	3,309	19,589

			9,190,493

Food Products—1.9%
Archer-Daniels-Midland Co.		23,265	577,205
Bridgford Foods Corp.	†	559	5,188
Bunge Ltd.		4,700	273,963
Campbell Soup Co.		5,629	182,211
Chiquita Brands International, Inc.	*	2,150	17,931
ConAgra Foods, Inc.		14,190	343,682
Corn Products International, Inc.		3,164	124,155
Darling International, Inc.	*	3,150	39,658
Dean Foods Co.	*	6,281	55,712
Farmer Bros. Co.	†	930	5,124
Flowers Foods, Inc.	†	6,210	120,847
Fresh Del Monte Produce, Inc.		567	13,154
General Mills, Inc.		21,313	819,911

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Green Mountain Coffee Roasters, Inc.	*	5,324	$494,813
Griffin Land & Nurseries, Inc.	†	650	16,692
H.J. Heinz Co.		10,532	531,655
Hain Celestial Group, Inc. (The)	*	1,426	43,564
Hershey Co. (The)		6,664	394,775
Hormel Foods Corp.	†	6,390	172,658
Inventure Foods, Inc.	*	5,272	20,561
J&J Snack Foods Corp.		761	36,566
J.M. Smucker Co. (The)		4,592	334,711
Kellogg Co.		8,673	461,317
Kraft Foods, Inc., Class A		59,086	1,984,108
Lancaster Colony Corp.	†	1,389	84,743
McCormick & Co., Inc.		4,101	189,302
Mead Johnson Nutrition Co.		4,802	330,522
Ralcorp Holdings, Inc.	*	2,312	177,354
Sanderson Farms, Inc.	†	864	41,040
Sara Lee Corp.		22,459	367,205
Smithfield Foods, Inc.	*	4,682	91,299
Snyders-Lance, Inc.		1,370	28,564
Tootsie Roll Industries, Inc.		643	15,509
TreeHouse Foods, Inc.	*	1,256	77,671
Tyson Foods, Inc., Class A		10,231	177,610

			8,650,980

Gas Utilities—0.3%
AGL Resources, Inc.		2,166	88,243
Atmos Energy Corp.		2,732	88,653
Chesapeake Utilities Corp.		949	38,064
Delta Natural Gas Co., Inc.		380	11,628
Laclede Group, Inc. (The)		1,025	39,719
National Fuel Gas Co.		3,639	177,147
New Jersey Resources Corp.		1,681	71,560
Nicor, Inc.		1,828	100,558
Northwest Natural Gas Co.	†	1,183	52,170
Oneok, Inc.		3,908	258,084
Piedmont Natural Gas Co., Inc.	†	2,740	79,159
Questar Corp.		7,412	131,267
South Jersey Industries, Inc.		2,014	100,197
Southwest Gas Corp.		1,252	45,285
UGI Corp.		2,720	71,454
WGL Holdings, Inc.		2,315	90,447

			1,443,635

Health Care Equipment & Supplies—1.8%
Abaxis, Inc.	*	749	17,160
ABIOMED, Inc.	*	886	9,773
Alere, Inc.	*	3,011	59,166
Align Technology, Inc.	*	2,449	37,151
Analogic Corp.		593	26,928
Baxter International, Inc.		19,308	1,083,951
Becton Dickinson and Co.		7,370	540,368
Biolase Technology, Inc.	*†	790	2,370
Boston Scientific Corp.	*	53,540	316,421
C.R. Bard, Inc.		3,904	341,756
CareFusion Corp.	*	6,833	163,650
Cerus Corp.	*†	1,010	2,141
Conceptus, Inc.	*	1,047	10,962
CONMED Corp.	*†	1,362	31,340
Cooper Cos., Inc. (The)		1,627	128,777
CryoLife, Inc.	*	937	4,207
Cyberonics, Inc.	*†	956	27,055
DENTSPLY International, Inc.		5,668	173,951
Edwards Lifesciences Corp.	*	4,494	320,332

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Gen-Probe, Inc.	*	1,849	$105,855
Greatbatch, Inc.	*	942	18,849
Haemonetics Corp.	*	1,157	67,661
Hill-Rom Holdings, Inc.		1,576	47,312
Hologic, Inc.	*	9,792	148,936
ICU Medical, Inc.	*†	605	22,264
IDEXX Laboratories, Inc.	*	1,985	136,906
Integra LifeSciences Holdings Corp.	*	1,190	42,566
Intuitive Surgical, Inc.	*	1,260	458,993
Invacare Corp.		1,333	30,712
Kensey Nash Corp.	*†	866	21,217
Kinetic Concepts, Inc.	*	2,200	144,958
Masimo Corp.		1,500	32,475
Medtronic, Inc.		39,854	1,324,747
Meridian Bioscience, Inc.	†	1,158	18,227
Merit Medical Systems, Inc.	*	3,149	41,378
NuVasive, Inc.	*	990	16,899
OraSure Technologies, Inc.	*	1,687	13,429
Palomar Medical Technologies, Inc.	*	1,116	8,794
ResMed, Inc.	*†	6,068	174,698
RTI Biologics, Inc.	*	807	2,655
SonoSite, Inc.	*	1,012	30,704
Spectranetics Corp.	*	1,045	7,461
St. Jude Medical, Inc.		11,448	414,303
Staar Surgical Co.	*†	848	6,614
STERIS Corp.		2,777	81,283
Stryker Corp.		10,105	476,249
SurModics, Inc.	*	675	6,143
Synovis Life Technologies, Inc.	*†	346	5,778
Teleflex, Inc.		1,322	71,084
Theragenics Corp.	*	1,492	1,969
ThermoGenesis Corp.	*†	1,079	1,338
Thoratec Corp.	*	2,306	75,268
Urologix, Inc.	*†	1,050	1,040
Varian Medical Systems, Inc.	*	4,761	248,334
Volcano Corp.	*	1,970	58,371
West Pharmaceutical Services, Inc.		1,704	63,218
Wright Medical Group, Inc.	*	1,309	23,405
Young Innovations, Inc.	†	677	19,295
Zimmer Holdings, Inc.	*	6,941	371,344
Zoll Medical Corp.	*	850	32,079

			8,172,270

Health Care Providers & Services—2.3%
Aetna, Inc.		12,020	436,927
Alliance HealthCare Services, Inc.	*	1,429	1,629
Almost Family, Inc.	*	422	7,018
Amedisys, Inc.	*	1,698	25,164
AMERIGROUP Corp.	*	1,950	76,070
AmerisourceBergen Corp.		11,686	435,537
AMN Healthcare Services, Inc.	*†	1,507	6,043
Amsurg Corp.	*	1,423	32,018
BioScrip, Inc.	*	1,095	6,964
Brookdale Senior Living, Inc.	*	2,200	27,588
Cardinal Health, Inc.		13,667	572,374
CardioNet, Inc.	*	1,151	3,453
Catalyst Health Solutions, Inc.	*	1,864	107,534
Centene Corp.	*	1,972	56,537
Chemed Corp.		1,162	63,864
Chindex International, Inc.	*	822	7,242
CIGNA Corp.		7,259	304,442
Community Health Systems, Inc.	*	4,282	71,252
Coventry Health Care, Inc.	*	6,568	189,224
Cross Country Healthcare, Inc.	*	1,339	5,597

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
DaVita, Inc.	*	3,507	$219,784
Express Scripts, Inc.	*	19,149	709,853
Gentiva Health Services, Inc.	*	1,474	8,136
Hanger Orthopedic Group, Inc.	*	1,083	20,458
HCA Holdings, Inc.	*	3,319	66,911
Health Management Associates, Inc., Class A	*	9,953	68,875
Health Net, Inc.	*	3,209	76,085
Healthspring, Inc.	*	2,400	87,504
Healthways, Inc.	*	1,362	13,388
Henry Schein, Inc.	*†	3,652	226,461
HMS Holdings Corp.	*	4,230	103,170
Humana, Inc.		4,622	336,158
Kindred Healthcare, Inc.	*	2,148	18,516
Laboratory Corp. of America Holdings	*	4,321	341,575
Landauer, Inc.		598	29,625
LCA-Vision, Inc.	*	616	1,318
LifePoint Hospitals, Inc.	*	2,149	78,739
Lincare Holdings, Inc.		3,193	71,843
Magellan Health Services, Inc.	*	1,400	67,620
McKesson Corp.		9,930	721,911
Medco Health Solutions, Inc.	*	13,709	642,815
Mednax, Inc.	*	2,182	136,680
National Healthcare Corp.	†	431	13,921
National Research Corp.		1,250	41,425
Omnicare, Inc.		4,277	108,764
Owens & Minor, Inc.	†	2,434	69,320
Patterson Cos., Inc.		5,546	158,782
PDI, Inc.	*	703	4,710
PharMerica Corp.	*	1,365	19,479
PSS World Medical, Inc.	*	3,574	70,372
Psychemedics Corp.		302	2,153
Quest Diagnostics, Inc.		3,899	192,455
Sun Healthcare Group, Inc.	*†	694	1,874
Sunrise Senior Living, Inc.	*†	1,950	9,029
Tenet Healthcare Corp.	*	19,289	79,664
U.S. Physical Therapy, Inc.		1,300	24,076
UnitedHealth Group, Inc.		40,864	1,884,648
Universal American Corp.		1,812	18,229
Universal Health Services, Inc., Class B		2,466	83,844
VCA Antech, Inc.	*	3,442	55,003
WellCare Health Plans, Inc.	*	1,500	56,970
WellPoint, Inc.		12,343	805,751

			10,184,371

Health Care Technology—0.1%
Allscripts Healthcare Solutions, Inc.	*	4,515	81,360
Cerner Corp.	*	6,088	417,150
Mediware Information Systems, Inc.	*	1,088	12,447
Omnicell, Inc.	*	783	10,790
Quality Systems, Inc.		768	74,496

			596,243

Hotels, Restaurants & Leisure—2.1%
Ameristar Casinos, Inc.		300	4,815
Bally Technologies, Inc.	*	1,971	53,178
Biglari Holdings, Inc.	*	63	18,673
Bob Evans Farms, Inc.		1,465	41,782
Boyd Gaming Corp.	*†	2,619	12,833
Brinker International, Inc.		5,167	108,094
Buffalo Wild Wings, Inc.	*	867	51,847
Carnival Corp.		11,468	347,480

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
CEC Entertainment, Inc.		1,614	$45,951
Cheesecake Factory, Inc. (The)	*†	3,444	84,895
Chipotle Mexican Grill, Inc.	*	1,003	303,859
Choice Hotels International, Inc.		1,616	48,027
Churchill Downs, Inc.		638	24,901
Cracker Barrel Old Country Store, Inc.	†	2,120	84,970
Darden Restaurants, Inc.		3,930	168,007
DineEquity, Inc.	*	1,079	41,531
Dover Downs Gaming &
Entertainment, Inc.		1,710	3,847
Dover Motorsports, Inc.	*	1,645	2,007
Gaylord Entertainment Co.	*†	1,772	34,270
International Game Technology		7,153	103,933
International Speedway Corp., Class A		1,190	27,180
Interval Leisure Group, Inc.	*	1,886	25,121
Isle of Capri Casinos, Inc.	*	1,250	6,050
Jack in the Box, Inc.	*†	2,874	57,250
Krispy Kreme Doughnuts, Inc.	*	2,573	17,548
Las Vegas Sands Corp.	*	15,148	580,774
Life Time Fitness, Inc.	*	1,774	65,372
Marcus Corp.	†	1,505	14,975
Marriott International, Inc., Class A		10,755	292,966
McDonald’s Corp.		37,036	3,252,502
MGM Resorts International	*	8,952	83,164
Morgans Hotel Group Co.	*†	2,300	13,777
Morton’s Restaurant Group, Inc.	*	2,200	10,516
Multimedia Games Holding Co., Inc.	*	1,202	4,856
O’Charleys, Inc.	*†	1,091	6,481
Orient-Express Hotels Ltd., Class A (Bermuda)	*	1,577	10,897
P.F. Chang’s China Bistro, Inc.		1,089	29,664
Panera Bread Co., Class A	*	1,250	129,925
Papa John’s International, Inc.	*†	1,610	48,944
Peet’s Coffee & Tea, Inc.	*†	637	35,443
Penn National Gaming, Inc.	*	2,586	86,088
Pinnacle Entertainment, Inc.	*	1,629	14,791
Red Robin Gourmet Burgers, Inc.	*	692	16,670
Royal Caribbean Cruises Ltd.		7,613	164,745
Ruby Tuesday, Inc.	*	2,816	20,163
Scientific Games Corp., Class A	*	2,517	17,921
Shuffle Master, Inc.	*	1,527	12,842
Sonic Corp.	*	3,730	26,371
Speedway Motorsports, Inc.		149	1,800
Starbucks Corp.		24,221	903,201
Starwood Hotels & Resorts
Worldwide, Inc.		7,939	308,192
Texas Roadhouse, Inc.		3,070	40,585
Vail Resorts, Inc.	†	1,491	56,345
Wendy’s Co. (The)		25,109	115,250
WMS Industries, Inc.	*	564	9,921
Wyndham Worldwide Corp.		6,992	199,342
Wynn Resorts Ltd.		2,554	293,914
Yum! Brands, Inc.		14,951	738,430

			9,324,876

Household Durables—0.3%
American Greetings Corp., Class A	†	2,760	51,060
Bassett Furniture Industries, Inc.		1,139	8,030
Beazer Homes USA, Inc.	*†	34,087	51,471
Blyth, Inc.		460	25,507
D.R. Horton, Inc.		3,903	35,283

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Ethan Allen Interiors, Inc.		1,551	$21,109
Fortune Brands, Inc.		3,861	208,803
Furniture Brands International, Inc.	*	2,341	4,822
Harman International Industries, Inc.		2,728	77,966
Helen of Troy Ltd. (Bermuda)	*	1,333	33,485
Hovnanian Enterprises, Inc., Class A	*†	15,517	18,931
Jarden Corp.		2,055	58,074
KB Home	†	3,248	19,033
Kid Brands, Inc.	*	1,156	3,052
La-Z-Boy, Inc.	*	2,404	17,814
Leggett & Platt, Inc.		2,928	57,945
Lennar Corp., Class A		5,675	76,839
M/I Homes, Inc.	*	610	3,666
MDC Holdings, Inc.		1,091	18,482
Meritage Homes Corp.	*	1,300	19,682
Mohawk Industries, Inc.	*†	868	37,246
Newell Rubbermaid, Inc.		3,792	45,011
NVR, Inc.	*	112	67,646
Pulte Group, Inc.	*	13,539	53,479
Ryland Group, Inc.	†	1,852	19,724
Skyline Corp.	†	720	6,876
Standard Pacific Corp.	*†	2,568	6,343
Tempur-Pedic International, Inc.	*	1,346	70,813
Toll Brothers, Inc.	*	4,132	59,625
Tupperware Brands Corp.		2,427	130,427
Universal Electronics, Inc.	*	639	10,473
Whirlpool Corp.		1,858	92,733

			1,411,450

Household Products—2.1%
Central Garden and Pet Co., Class A	*	1,230	8,708
Church & Dwight Co., Inc.		5,138	227,100
Clorox Co. (The)		4,503	298,684
Colgate-Palmolive Co.		16,371	1,451,780
Energizer Holdings, Inc.	*	1,856	123,313
Kimberly-Clark Corp.		13,185	936,267
Procter & Gamble Co. (The)		103,995	6,570,404
WD-40 Co.		949	37,808

			9,654,064

Independent Power Producers & Energy Traders—0.2%
AES Corp. (The)	*	26,935	262,886
Calpine Corp.	*	16,000	225,280
Constellation Energy Group, Inc.		7,434	282,938
Dynegy, Inc.	*	25,395	104,627
GenOn Energy, Inc.	*	15,396	42,801
NRG Energy, Inc.	*	8,000	169,680
Tegal Corp.	*	62	115

			1,088,327

Industrial Conglomerates—1.9%
3M Co.		24,174	1,735,451
Carlisle Cos., Inc.		2,452	78,170
Danaher Corp.		16,656	698,553
General Electric Co.		395,685	6,030,239
Seaboard Corp.		18	32,436
Standex International Corp.	†	724	22,538
Tredegar Corp.		1,606	23,817

			8,621,204

Insurance—3.5%
Aflac, Inc.		19,465	680,302
Alleghany Corp.	*	157	45,294

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Allied World Assurance Co. Holdings AG (Switzerland)	†	1,889	$101,458
Allstate Corp. (The)		18,288	433,243
Alterra Capital Holdings Ltd. (Bermuda)		1,915	36,328
American Equity Investment Life Holding Co.		4,302	37,642
American Financial Group, Inc.		2,657	82,553
American International Group, Inc.	*	14,067	308,771
American National Insurance Co.		945	65,441
Aon Corp.		9,153	384,243
Arch Capital Group Ltd. (Bermuda)	*	4,284	139,980
Argo Group International Holdings Ltd. (Bermuda)		899	25,505
Arthur J. Gallagher & Co.		3,230	84,949
Aspen Insurance Holdings Ltd. (Bermuda)		3,512	80,916
Assurant, Inc.		1,358	48,616
Assured Guaranty Ltd. (Bermuda)		7,538	82,843
Axis Capital Holdings Ltd. (Bermuda)		5,691	147,625
Baldwin & Lyons, Inc., Class B	†	945	20,195
Berkshire Hathaway, Inc., Class B	*	68,409	4,859,775
Brown & Brown, Inc.		5,036	89,641
Chubb Corp. (The)		8,118	486,999
Cincinnati Financial Corp.		6,036	158,928
CNA Financial Corp.		1,422	31,952
CNO Financial Group, Inc.	*	6,600	35,706
Crawford & Co., Class B	†	1,891	10,136
Delphi Financial Group, Inc., Class A		1,945	41,856
EMC Insurance Group, Inc.		341	6,274
Employers Holdings, Inc.		2,770	35,345
Endurance Specialty Holdings Ltd. (Bermuda)		2,698	92,137
Erie Indemnity Co., Class A		1,023	72,817
Everest Re Group Ltd. (Bermuda)		2,468	195,910
FBL Financial Group, Inc., Class A		1,275	33,941
Fidelity National Financial, Inc., Class A		8,236	125,022
First American Financial Corp.		3,159	40,435
Genworth Financial, Inc., Class A	*	16,181	92,879
Greenlight Capital Re Ltd., Class A
(Cayman Islands)	*†	1,797	37,270
Hanover Insurance Group, Inc. (The)		2,346	83,283
Harleysville Group, Inc.		1,351	79,520
Hartford Financial Services Group, Inc.		15,915	256,868
HCC Insurance Holdings, Inc.		3,999	108,173
Hilltop Holdings, Inc.	*	1,180	8,508
Horace Mann Educators Corp.		2,000	22,820
Independence Holding Co.	†	961	6,967
Infinity Property & Casualty Corp.		810	42,509
Kansas City Life Insurance Co.	†	902	27,845
Kemper Corp.		1,906	45,668
Lincoln National Corp.		10,899	170,351
Loews Corp.		6,027	208,233
Markel Corp.	*	152	54,284
Marsh & McLennan Cos., Inc.		15,676	416,041
MBIA, Inc.	*†	8,742	63,554
Mercury General Corp.		1,109	42,530
MetLife, Inc.		32,137	900,157

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Montpelier Re Holdings Ltd. (Bermuda)	†	3,734	$66,017
National Financial Partners Corp.	*	1,495	16,355
Navigators Group, Inc. (The)	*	938	40,522
Old Republic International Corp.		10,195	90,939
PartnerRe Ltd. (Bermuda)		2,300	120,221
Phoenix Cos., Inc. (The)	*†	4,217	5,145
Platinum Underwriters Holdings Ltd. (Bermuda)		2,734	84,070
Presidential Life Corp.		1,144	9,404
Principal Financial Group, Inc.		10,891	246,899
ProAssurance Corp.		1,647	118,617
Progressive Corp. (The)		18,475	328,116
Protective Life Corp.		3,130	48,922
Prudential Financial, Inc.		17,746	831,578
Reinsurance Group of America, Inc.		1,440	66,168
RenaissanceRe Holdings Ltd. (Bermuda)		2,900	185,020
RLI Corp.	†	1,164	74,007
Safety Insurance Group, Inc.	†	850	32,155
Selective Insurance Group, Inc.		2,122	27,692
StanCorp Financial Group, Inc.		2,460	67,822
State Auto Financial Corp.		488	6,417
Stewart Information Services Corp.	†	1,239	10,953
Torchmark Corp.		5,434	189,429
Tower Group, Inc.	†	1,736	39,685
Transatlantic Holdings, Inc.		1,167	56,623
Travelers Cos., Inc. (The)		12,194	594,214
United Fire & Casualty Co.		1,250	22,112
Unum Group		7,547	158,185
Validus Holdings Ltd. (Bermuda)		3,553	88,541
W.R. Berkley Corp.		2,501	74,255
White Mountains Insurance Group Ltd.		300	121,725

			15,612,046

Internet & Catalog Retail—1.0%
1-800-Flowers.com, Inc., Class A	*	793	1,840
Amazon.com, Inc.	*	13,403	2,898,131
dELiA*s, Inc.	*	925	1,221
Expedia, Inc.		7,176	184,782
Geeknet, Inc.	*	201	4,064
Hollywood Media Corp.	*	998	1,477
HSN, Inc.	*	1,886	62,483
Liberty Interactive Corp., Series A	*	16,418	242,494
Netflix, Inc.	*	1,859	210,364
Overstock.com, Inc.	*	770	7,138
priceline.com, Inc.	*	1,548	695,764
Valuevision Media, Inc., Class A	*	1,741	4,109

			4,313,867

Internet Software & Services—1.7%
Akamai Technologies, Inc.	*	7,479	148,683
AOL, Inc.	*	3,989	47,868
Autobytel, Inc.	*†	1,384	1,176
DealerTrack Holdings, Inc.	*†	1,800	28,206
Digital River, Inc.	*†	1,627	33,728
Earthlink, Inc.		5,814	37,965
eBay, Inc.	*	40,546	1,195,702
Equinix, Inc.	*	1,323	117,522
Google, Inc., Class A	*	8,936	4,596,500
IAC/InterActiveCorp	*	4,715	186,478
Infospace, Inc.	*	1,323	11,060
Internap Network Services Corp.	*	1,297	6,381

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
j2 Global Communications, Inc.	†	1,614	$43,417
Keynote Systems, Inc.	†	1,400	29,582
LivePerson, Inc.	*	3,333	33,163
Looksmart Ltd.	*	500	660
ModusLink Global Solutions, Inc.		1,007	3,514
Monster Worldwide, Inc.	*	4,681	33,610
Move, Inc.	*	7,362	10,675
NIC, Inc.	†	2,450	28,052
Openwave Systems, Inc.	*	2,570	4,009
RealNetworks, Inc.	†	1,461	12,316
Saba Software, Inc.	*†	1,576	9,078
Stamps.com, Inc.	†	1,050	21,462
support.com, Inc.	*	1,562	3,093
United Online, Inc.		2,509	13,122
ValueClick, Inc.	*	4,058	63,142
VeriSign, Inc.		8,080	231,169
Vertro, Inc.	*	198	348
Web.com Group, Inc.	*	308	2,150
WebMD Health Corp.	*	2,424	73,084
WebMediaBrands, Inc.	*	1,450	928
XO Group, Inc.	*	2,304	18,824
Yahoo! Inc.	*	43,481	572,210
Zix Corp.	*	1,015	2,710

			7,621,587

IT Services—3.4%
Acxiom Corp.	*	3,451	36,719
Alliance Data Systems Corp.	*†	1,955	181,228
Automatic Data Processing, Inc.		17,041	803,483
Broadridge Financial Solutions, Inc.		5,748	115,765
CACI International, Inc., Class A	*	1,198	59,828
Ciber, Inc.	*	2,444	7,405
Cognizant Technology Solutions Corp., Class A	*	11,127	697,663
Computer Sciences Corp.		3,563	95,667
Convergys Corp.	*	5,933	55,652
CoreLogic, Inc.	*	3,159	33,707
CSG Systems International, Inc.	*	2,153	27,214
DST Systems, Inc.		2,518	110,364
Edgewater Technology, Inc.	*	1,533	3,572
Euronet Worldwide, Inc.	*	1,056	16,621
Fidelity National Information Services, Inc.		9,512	231,332
Fiserv, Inc.	*	5,260	267,050
Forrester Research, Inc.		963	31,307
Gartner, Inc.	*	1,179	41,112
Global Payments, Inc.		3,238	130,783
Hackett Group, Inc. (The)	*	1,140	4,252
iGATE Corp.		1,397	16,121
International Business Machines Corp.		43,191	7,559,721
Jack Henry & Associates, Inc.		3,591	104,067
Lender Processing Services, Inc.	†	4,048	55,417
Lionbridge Technologies, Inc.	*	1,165	2,866
Management Network Group, Inc.	*	320	646
Mantech International Corp., Class A	†	1,217	38,189
Mastech Holdings, Inc.	*	93	266
Mastercard, Inc., Class A		3,819	1,211,234
MAXIMUS, Inc.		2,104	73,430
MoneyGram International, Inc.	*	3,750	8,737
NeuStar, Inc., Class A	*	3,140	78,940
Online Resources Corp.	*	700	1,785
Paychex, Inc.		9,849	259,718

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Pfsweb, Inc.	*	1,209	$4,570
SAIC, Inc.	*	8,529	100,727
Sapient Corp.		4,150	42,081
StarTek, Inc.	*	994	2,833
Syntel, Inc.		1,554	67,117
TeleTech Holdings, Inc.	*	2,738	41,727
Teradata Corp.	*	6,451	345,322
Total System Services, Inc.		6,935	117,410
Unisys Corp.	*	1,371	21,511
VeriFone Systems, Inc.	*	3,103	108,667
Visa, Inc., Class A		18,001	1,543,046
Western Union Co. (The)		25,245	385,996
Wright Express Corp.	*	1,750	66,570

			15,209,438

Leisure Equipment & Products—0.2%
Arctic Cat, Inc.	*†	1,857	26,908
Brunswick Corp.		3,797	53,310
Callaway Golf Co.		2,881	14,895
Eastman Kodak Co.	*†	11,893	9,278
Hasbro, Inc.		2,107	68,709
Jakks Pacific, Inc.	†	925	17,529
Leapfrog Enterprises, Inc.	*	1,261	4,250
Mattel, Inc.		8,487	219,728
Nautilus, Inc.	*	1,359	2,038
Polaris Industries, Inc.		3,716	185,689
Steinway Musical Instruments, Inc.	*	683	14,725
Sturm Ruger & Co., Inc.		3,296	85,630

			702,689

Life Sciences Tools & Services—0.6%
Affymetrix, Inc.	*	2,525	12,372
Agilent Technologies, Inc.	*	10,372	324,125
Albany Molecular Research, Inc.	*	1,371	3,866
Bio-Rad Laboratories, Inc., Class A	*	623	56,550
Bruker Corp.	*	1,667	22,555
Caliper Life Sciences, Inc.	*	867	9,077
Cambrex Corp.	*	1,258	6,340
Charles River Laboratories International, Inc.	*	2,755	78,848
Covance, Inc.	*	2,839	129,033
Enzo Biochem, Inc.	*†	1,353	3,477
eResearchTechnology, Inc.	*	2,056	9,170
Furiex Pharmaceuticals, Inc.	*	394	5,607
Illumina, Inc.	*	4,535	185,572
Life Technologies Corp.	*	7,474	287,226
Luminex Corp.	*	1,070	23,722
Mettler-Toledo International, Inc.	*	913	127,783
Parexel International Corp.	*	2,306	43,653
PerkinElmer, Inc.		5,266	101,160
Pharmaceutical Product Development, Inc.		4,736	121,526
Sequenom, Inc.	*†	19,756	100,558
Techne Corp.		1,736	118,065
Thermo Fisher Scientific, Inc.	*	14,773	748,105
Waters Corp.	*	3,878	292,750

			2,811,140

Machinery—2.0%
3D Systems Corp.	*†	2,316	32,401
Actuant Corp., Class A		2,022	39,934
AGCO Corp.	*	3,068	106,061
Albany International Corp., Class A		1,437	26,225
American Railcar Industries, Inc.	*	1,200	18,456
Ampco-Pittsburgh Corp.		613	12,536

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Astec Industries, Inc.	*	821	$24,039
Badger Meter, Inc.	†	1,134	32,807
Barnes Group, Inc.		2,018	38,846
Blount International, Inc.	*	1,532	20,468
Briggs & Stratton Corp.		1,822	24,615
Caterpillar, Inc.		21,496	1,587,265
Chart Industries, Inc.	*	1,070	45,122
CIRCOR International, Inc.		711	20,882
CLARCOR, Inc.		2,354	97,408
Crane Co.		2,467	88,047
Cummins, Inc.		5,514	450,273
Deere & Co.		15,887	1,025,824
Donaldson Co., Inc.		2,029	111,189
Dover Corp.		5,761	268,463
Eaton Corp.		11,582	411,161
EnPro Industries, Inc.	*†	981	29,116
ESCO Technologies, Inc.		1,222	31,161
Federal Signal Corp.		2,159	9,543
Flow International Corp.	*	2,200	4,862
Flowserve Corp.		2,375	175,750
Force Protection, Inc.	*	3,825	14,726
FreightCar America, Inc.	*	900	12,969
Gardner Denver, Inc.		1,836	116,678
Graco, Inc.		2,883	98,426
Harsco Corp.		3,646	70,696
Hurco Cos., Inc.	*	300	6,090
IDEX Corp.		3,304	102,953
Illinois Tool Works, Inc.		16,815	699,504
John Bean Technologies Corp.		1,164	16,599
Joy Global, Inc.		4,799	299,362
Kadant, Inc.	*	721	12,805
Kaydon Corp.		1,422	40,783
Kennametal, Inc.		3,196	104,637
Lincoln Electric Holdings, Inc.		3,754	108,904
Lindsay Corp.		808	43,470
Manitowoc Co., Inc. (The)		5,044	33,845
Meritor, Inc.	*	2,791	19,704
Middleby Corp.	*	984	69,333
Mueller Industries, Inc.		1,592	61,435
Mueller Water Products, Inc., Class A		3,000	7,440
NACCO Industries, Inc., Class A		309	19,591
Navistar International Corp.	*	2,436	78,244
Nordson Corp.		3,044	120,969
Oshkosh Corp.	*	2,868	45,142
PACCAR, Inc.		14,853	502,328
Pall Corp.		3,831	162,434
Parker Hannifin Corp.		5,068	319,943
Pentair, Inc.	†	3,618	115,812
Robbins & Myers, Inc.		2,604	90,385
Sauer-Danfoss, Inc.	*	1,531	44,246
Snap-On, Inc.		2,419	107,404
SPX Corp.		2,157	97,734
Stanley Black & Decker, Inc.		3,191	156,678
Tecumseh Products Co., Class A	*†	712	5,190
Tennant Co.	†	1,280	45,274
Terex Corp.	*	4,124	42,312
Timken Co.		3,702	121,500
Titan International, Inc.		1,356	20,340
Toro Co. (The)		1,020	50,255
Trinity Industries, Inc.		3,051	65,322
Valmont Industries, Inc.		1,162	90,566
Wabash National Corp.	*	6,441	30,724

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
WABCO Holdings, Inc.	*	2,354	$89,122
Wabtec Corp.		1,737	91,835
Watts Water Technologies, Inc., Class A	†	1,225	32,646

			9,218,809

Marine—0.0%
Alexander & Baldwin, Inc.		1,466	53,553
Eagle Bulk Shipping, Inc.	*†	3,648	5,727
Excel Maritime Carriers Ltd. (Greece)	*†	2,810	5,845
Genco Shipping & Trading Ltd.	*†	2,042	15,948
Horizon Lines, Inc., Class A	†	2,035	871
Kirby Corp.	*	2,358	124,125

			206,069

Media—2.6%
A.H. Belo Corp., Class A		944	3,965
AMC Networks, Inc., Class A	*	2,261	72,239
Arbitron, Inc.		1,298	42,938
Belo Corp., Class A		4,721	23,086
Cablevision Systems Corp., Class A		9,044	142,262
CBS Corp., Class B		23,133	471,451
Clear Channel Outdoor Holdings, Inc., Class A	*	2,500	23,400
Comcast Corp., Class A		71,429	1,492,866
Crown Media Holdings, Inc., Class A	*†	5,899	8,436
Cumulus Media, Inc., Class A	*	2,174	6,174
DIRECTV, Class A	*	23,720	1,002,170
Discovery Communications, Inc., Class A	*	5,451	205,067
Discovery Communications, Inc., Class C	*	303	10,650
DISH Network Corp., Class A	*	4,775	119,662
DreamWorks Animation SKG, Inc., Class A	*	1,300	23,634
E.W. Scripps Co., (The), Class A	*	1,204	8,428
Emmis Communications Corp., Class A	*	1,175	787
Entercom Communications Corp., Class A	*†	2,183	11,461
Entravision Communications Corp., Class A	*	2,852	2,909
Gannett Co., Inc.		7,301	69,579
Gray Television, Inc.	*†	1,838	2,867
Harris Interactive, Inc.	*	2,730	1,338
Harte-Hanks, Inc.	†	3,119	26,449
Interpublic Group of Cos., Inc. (The)		17,203	123,862
John Wiley & Sons, Inc., Class A		2,491	110,650
Journal Communications, Inc., Class A	*	3,900	11,583
Lamar Advertising Co., Class A	*†	3,479	59,247
Lee Enterprises, Inc.	*†	1,973	1,539
Liberty Global, Inc., Series A	*	4,456	161,218
Liberty Media Corp. - Liberty Capital, Class A	*	3,623	239,553
Liberty Media Corp. - Liberty Starz, Class A	*	770	48,941
LIN TV Corp., Class A	*	1,419	3,093
Live Nation Entertainment, Inc.	*	5,485	43,935
LodgeNet Interactive Corp.	*†	1,250	2,112

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Madison Square Garden Co. (The), Class A	*	2,261	$51,551
McClatchy Co. (The), Class A	*†	2,444	3,275
McGraw-Hill Cos., Inc. (The)		9,601	393,641
Media General, Inc., Class A	*†	952	1,818
Meredith Corp.	†	2,083	47,159
National CineMedia, Inc.	†	2,226	32,299
New Frontier Media, Inc.	*	3,808	4,075
New York Times Co. (The), Class A	*†	5,682	33,012
News Corp., Class A		55,516	858,833
Omnicom Group, Inc.		9,924	365,600
Radio Unica Communications Corp.	*‡d	1,900	—
Regal Entertainment Group, Class A	†	2,743	32,203
Salem Communications Corp., Class A		850	1,947
Scholastic Corp.	†	1,845	51,715
Scripps Networks Interactive, Inc., Class A		3,612	134,258
Sinclair Broadcast Group, Inc., Class A		2,049	14,691
Sirius XM Radio, Inc.	*†	169,893	256,538
Time Warner Cable, Inc.		10,238	641,615
Time Warner, Inc.		34,296	1,027,851
Valassis Communications, Inc.	*†	2,236	41,903
Value Line, Inc.	†	573	6,584
Viacom, Inc., Class B		19,730	764,340
Virgin Media, Inc.	†	10,479	255,164
Walt Disney Co. (The)		61,815	1,864,340
Washington Post Co. (The), Class B	†	258	84,358
World Wrestling Entertainment, Inc., Class A	†	1,030	9,177

			11,555,498

Metals & Mining—1.1%
AK Steel Holding Corp.	†	5,009	32,759
Alcoa, Inc.		44,044	421,501
Allegheny Technologies, Inc.		3,760	139,082
AMCOL International Corp.		1,186	28,452
Carpenter Technology Corp.		1,882	84,483
Century Aluminum Co.	*	865	7,733
Cliffs Natural Resources, Inc.		4,448	227,604
Coeur d’Alene Mines Corp.	*	7,315	156,834
Commercial Metals Co.		4,080	38,801
Compass Minerals International, Inc.		1,915	127,884
Freeport-McMoRan Copper & Gold, Inc.		38,302	1,166,296
Hecla Mining Co.	*	20,609	110,464
Materion Corp.	*	1,122	25,447
Newmont Mining Corp.		16,854	1,060,117
Nucor Corp.		10,963	346,869
Reliance Steel & Aluminum Co.		2,966	100,874
Royal Gold, Inc.		1,153	73,861
RTI International Metals, Inc.	*	1,363	31,785
Schnitzer Steel Industries, Inc., Class A		693	25,502
Southern Copper Corp.		8,700	217,413
Steel Dynamics, Inc.		8,080	80,154
Stillwater Mining Co.	*	3,727	31,680
Titanium Metals Corp.		5,344	80,053
United States Steel Corp.	†	5,607	123,410
Walter Energy, Inc.		1,840	110,418

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Worthington Industries, Inc.	†	3,575	$49,943

			4,899,419

Multiline Retail—0.8%
99 Cents Only Stores	*	3,207	59,073
Big Lots, Inc.	*	1,874	65,271
Dillard’s, Inc., Class A		1,535	66,742
Dollar Tree, Inc.	*	4,701	353,092
Family Dollar Stores, Inc.		3,743	190,369
Fred’s, Inc., Class A	†	1,781	18,986
J.C. Penney Co., Inc.	†	7,928	212,312
Kohl’s Corp.		8,292	407,137
Macy’s, Inc.		14,423	379,613
Nordstrom, Inc.		6,901	315,238
Saks, Inc.	*†	5,811	50,846
Sears Holdings Corp.	*†	3,097	178,140
Target Corp.		23,232	1,139,297
Tuesday Morning Corp.	*	1,816	6,392

			3,442,508

Multi-Utilities—1.5%
Alliant Energy Corp.		4,491	173,712
Ameren Corp.		8,429	250,931
Avista Corp.		1,759	41,952
Black Hills Corp.	†	2,041	62,536
CenterPoint Energy, Inc.		12,705	249,272
CH Energy Group, Inc.		694	36,206
CMS Energy Corp.		15,613	308,981
Consolidated Edison, Inc.		9,508	542,146
Dominion Resources, Inc.		18,948	961,990
DTE Energy Co.		5,654	277,159
Integrys Energy Group, Inc.		5,523	268,528
MDU Resources Group, Inc.		7,657	146,938
NiSource, Inc.		10,893	232,892
NorthWestern Corp.		1,449	46,281
NSTAR		4,374	195,999
OGE Energy Corp.		3,358	160,479
PG&E Corp.		13,909	588,490
Public Service Enterprise Group, Inc.		19,188	640,304
SCANA Corp.		4,791	193,796
Sempra Energy		6,698	344,947
TECO Energy, Inc.		7,797	133,563
Vectren Corp.		3,706	100,359
Wisconsin Energy Corp.		9,128	285,615
Xcel Energy, Inc.		16,552	408,669

			6,651,745

Office Electronics—0.1%
Xerox Corp.		37,010	257,959
Zebra Technologies Corp., Class A	*	2,988	92,449

			350,408

Oil, Gas & Consumable Fuels—9.0%
Adams Resources & Energy, Inc.		1,462	29,606
Alpha Natural Resources, Inc.	*	8,351	147,729
Anadarko Petroleum Corp.		17,995	1,134,585
Apache Corp.		13,575	1,089,258
Apco Oil and Gas International, Inc.		1,181	87,890
Arch Coal, Inc.		7,214	105,180
Atlas Energy, L.P.	*‡	2,578	258
ATP Oil & Gas Corp.	*†	685	5,281
Berry Petroleum Co., Class A	†	2,902	102,673
Blue Dolphin Energy Co.	*†	521	1,224
BP Prudhoe Bay Royalty Trust		1,105	116,412

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
BPZ Resources, Inc.	*†	4,003	$11,088
Cabot Oil & Gas Corp.		3,075	190,373
Callon Petroleum Co.	*†	779	3,015
Carrizo Oil & Gas, Inc.	*	1,800	38,790
Chesapeake Energy Corp.		24,112	616,062
Chevron Corp.		71,520	6,617,030
Cimarex Energy Co.		2,681	149,332
Clayton Williams Energy, Inc.	*	550	23,545
Comstock Resources, Inc.	*†	1,735	26,823
Concho Resources, Inc.	*	3,943	280,505
ConocoPhillips		53,739	3,402,753
CONSOL Energy, Inc.		7,662	259,972
Contango Oil & Gas Co.	*†	902	49,348
Continental Resources, Inc.	*	3,671	177,566
Cross Timbers Royalty Trust		575	25,817
Crosstex Energy, Inc.		2,100	28,308
CVR Energy, Inc.	*	5,235	110,668
Delta Petroleum Corp.	*†	271	577
Denbury Resources, Inc.	*	16,015	184,173
Devon Energy Corp.		14,461	801,718
DHT Holdings, Inc. (Jersey, Channel Islands)	†	4,173	8,513
El Paso Corp.		25,233	441,073
Energen Corp.		2,644	108,113
EOG Resources, Inc.		7,506	533,001
EQT Corp.		5,288	282,168
Evergreen Energy, Inc.	*	416	370
EXCO Resources, Inc.		8,720	93,478
Exxon Mobil Corp.		184,948	13,432,773
Forest Oil Corp.	*	3,820	55,008
FX Energy, Inc.	*	3,496	14,438
General Maritime Corp.	†	23,999	6,240
GMX Resources, Inc.	*†	1,297	2,944
Goodrich Petroleum Corp.	*†	1,566	18,510
Hess Corp.		10,275	539,027
HollyFrontier Corp.		5,470	143,423
Hugoton Royalty Trust		1,669	35,466
James River Coal Co.	*†	1,500	9,555
Kinder Morgan, Inc.	†	19,021	492,454
Marathon Oil Corp.		25,577	551,952
Marathon Petroleum Corp.		12,788	346,043
McMoRan Exploration Co.	*†	2,961	29,403
Murphy Oil Corp.		5,804	256,305
Newfield Exploration Co.	*	3,712	147,329
Noble Energy, Inc.		4,966	351,593
Occidental Petroleum Corp.		30,246	2,162,589
Overseas Shipholding Group, Inc.	†	1,587	21,805
Patriot Coal Corp.	*	2,992	25,312
Peabody Energy Corp.		10,624	359,941
Penn Virginia Corp.	†	1,433	7,982
Petroleum Development Corp.	*†	1,250	24,238
Petroquest Energy, Inc.	*†	3,346	18,403
Pioneer Natural Resources Co.	†	5,081	334,177
Plains Exploration & Production Co.	*	5,227	118,705
QEP Resources, Inc.		7,412	200,643
Quicksilver Resources, Inc.	*†	3,960	30,017
Range Resources Corp.		5,516	322,465
Rentech, Inc.	*†	49,300	38,464
Rosetta Resources, Inc.	*	3,400	116,348
SandRidge Energy, Inc.	*†	8,962	49,829
Ship Finance International Ltd. (Bermuda)	†	3,352	43,576
SM Energy Co.		2,262	137,190

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Southern Union Co.		3,367	$136,599
Southwestern Energy Co.	*	12,344	411,426
Spectra Energy Corp.		23,691	581,140
Stone Energy Corp.	*	1,208	19,582
Sunoco, Inc.		2,777	86,115
Swift Energy Co.	*	1,142	27,796
Syntroleum Corp.	*	1,246	1,072
Teekay Corp. (Canada)		1,691	38,234
Tesoro Corp.	*	6,846	133,292
Ultra Petroleum Corp.	*	7,839	217,297
USEC, Inc.	*†	7,347	11,829
Vaalco Energy, Inc.	*	3,800	18,468
Valero Energy Corp.		22,004	391,231
Verenium Corp.	*†	149	356
Warren Resources, Inc.	*	3,600	8,640
Western Refining, Inc.	*†	2,500	31,150
Whiting Petroleum Corp.	*	2,484	87,139
Williams Cos., Inc. (The)		24,207	589,198
World Fuel Services Corp.	†	1,920	62,688

			40,581,674

Paper & Forest Products—0.2%
Buckeye Technologies, Inc.		1,251	30,162
Clearwater Paper Corp.	*	924	31,398
Deltic Timber Corp.		724	43,208
Domtar Corp. (Canada)		1,388	94,620
International Paper Co.		14,370	334,103
Louisiana-Pacific Corp.	*†	4,396	22,420
MeadWestvaco Corp.		2,983	73,262
Neenah Paper, Inc.		652	9,245
P.H. Glatfelter Co.		1,740	22,985
Schweitzer-Mauduit International, Inc.		724	40,450
Wausau Paper Corp.	†	1,903	12,160

			714,013

Personal Products—0.2%
Avon Products, Inc.		14,351	281,280
Elizabeth Arden, Inc.	*	1,017	28,923
Estee Lauder Cos., Inc. (The), Class A		3,747	329,136
Herbalife Ltd. (Cayman Islands)		1,696	90,906
Medifast, Inc.	*†	734	11,854
Nu Skin Enterprises, Inc., Class A		3,018	122,289
USANA Health Sciences, Inc.	*†	593	16,308

			880,696

Pharmaceuticals—5.4%
Abbott Laboratories		59,451	3,040,324
Adolor Corp.	*	1,927	3,315
Allergan, Inc.		11,119	915,983
AVANIR Pharmaceuticals, Inc., Class A	*†	30,376	86,875
Bristol-Myers Squibb Co.		62,456	1,959,869
Columbia Laboratories, Inc.	*†	1,819	3,547
Durect Corp.	*†	1,900	3,059
Eli Lilly & Co.		35,287	1,304,560
Emisphere Technologies, Inc.	*†	772	1,505
Endo Pharmaceuticals Holdings, Inc.	*	4,151	116,187
Forest Laboratories, Inc.	*	9,208	283,514
Heska Corp.	*	446	3,845
Hi-Tech Pharmacal Co., Inc.	*†	862	28,963
Hospira, Inc.	*	5,415	200,355
Johnson & Johnson		97,345	6,201,850

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
KV Pharmaceutical Co., Class A	*	2,179	$2,942
Medicines Co. (The)	*	2,018	30,028
Medicis Pharmaceutical Corp., Class A		2,564	93,535
Merck & Co., Inc.		105,830	3,461,699
Mylan, Inc.	*	10,972	186,524
Nektar Therapeutics	*	2,368	11,485
Optimer Pharmaceuticals, Inc.	*†	2,592	35,873
Pain Therapeutics, Inc.	*	1,318	6,274
Par Pharmaceutical Cos., Inc.	*	1,362	36,256
Perrigo Co.		3,119	302,886
Pfizer, Inc.		302,684	5,351,453
Pozen, Inc.	*	1,014	2,444
Questcor Pharmaceuticals, Inc.	*	4,217	114,955
Salix Pharmaceuticals Ltd.	*	2,346	69,442
Viropharma, Inc.	*	4,061	73,382
Vivus, Inc.	*†	1,630	13,154
Watson Pharmaceuticals, Inc.	*	4,630	315,998
XenoPort, Inc.	*	1,939	11,440

			24,273,521

Professional Services—0.3%
Advisory Board Co. (The)	*	950	61,303
Barrett Business Services, Inc.		2,203	30,710
CDI Corp.	†	1,131	12,079
Corporate Executive Board Co. (The)		1,507	44,909
CoStar Group, Inc.	*†	770	40,017
CRA International, Inc.	*	986	19,730
Dun & Bradstreet Corp. (The)		1,546	94,708
Equifax, Inc.		2,521	77,495
FTI Consulting, Inc.	*†	1,735	63,865
Heidrick & Struggles International, Inc.	†	865	14,229
Huron Consulting Group, Inc.	*	988	30,756
IHS, Inc., Class A	*	1,414	105,781
Insperity, Inc.	†	1,143	25,432
Kelly Services, Inc., Class A		1,173	13,372
Kforce, Inc.	*†	297	2,914
Korn/Ferry International	*	1,624	19,797
Manpower, Inc.		3,593	120,797
Navigant Consulting, Inc.	*	2,313	21,441
On Assignment, Inc.	*	1,243	8,788
RCM Technologies, Inc.	*	1,593	7,153
Resources Connection, Inc.		2,060	20,147
Robert Half International, Inc.		3,922	83,225
School Specialty, Inc.	*†	854	6,089
Towers Watson & Co., Class A		1,600	95,648
TrueBlue, Inc.	*	2,485	28,155
Verisk Analytics, Inc., Class A	*	4,073	141,618

			1,190,158

Real Estate Investment Trusts (REITs)—3.0%
Acadia Realty Trust REIT		1,368	25,582
Agree Realty Corp. REIT		814	17,729
Alexander’s, Inc. REIT		78	28,160
Alexandria Real Estate Equities, Inc. REIT		1,245	76,431
American Campus Communities, Inc. REIT		5,751	213,995
American Capital Agency Corp. REIT		3,150	85,365
Annaly Capital Management, Inc. REIT		27,957	464,925

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Anworth Mortgage Asset Corp. REIT		18,790	$127,772
Apartment Investment & Management Co., Class A REIT		5,659	125,177
Ashford Hospitality Trust, Inc. REIT		4,200	29,484
AvalonBay Communities, Inc. REIT		3,314	377,962
BioMed Realty Trust, Inc. REIT		6,210	102,900
Boston Properties, Inc. REIT		5,737	511,167
Brandywine Realty Trust REIT		6,105	48,901
BRE Properties, Inc. REIT		2,433	103,013
BRT Realty Trust REIT	*	421	2,619
Camden Property Trust REIT	†	2,058	113,725
Capital Trust, Inc., Class A REIT	*†	523	1,166
Capstead Mortgage Corp. REIT		2,400	27,696
CBL & Associates Properties, Inc. REIT		10,788	122,552
Cedar Shopping Centers, Inc. REIT		583	1,813
Chimera Investment Corp. REIT		26,811	74,266
Colonial Properties Trust REIT		1,962	35,630
CommonWealth REIT REIT		2,285	43,346
Corporate Office Properties Trust REIT		1,904	41,469
Cousins Properties, Inc. REIT		2,489	14,561
CubeSmart REIT		8,821	75,243
DCT Industrial Trust, Inc. REIT	†	6,576	28,869
DDR Corp. REIT		5,227	56,974
DiamondRock Hospitality Co. REIT		4,047	28,289
Digital Realty Trust, Inc. REIT	†	5,681	313,364
Douglas Emmett, Inc. REIT		4,212	72,025
Duke Realty Corp. REIT		5,609	58,894
DuPont Fabros Technology, Inc. REIT	†	4,666	91,874
EastGroup Properties, Inc. REIT		1,538	58,659
Entertainment Properties Trust REIT		2,733	106,532
Equity Lifestyle Properties, Inc. REIT		1,140	71,478
Equity One, Inc. REIT		2,619	41,537
Equity Residential REIT		11,387	590,644
Essex Property Trust, Inc. REIT		807	96,872
Extra Space Storage, Inc. REIT		3,500	65,205
Federal Realty Investment Trust REIT		2,295	189,131
FelCor Lodging Trust, Inc. REIT	*	3,135	7,305
First Industrial Realty Trust, Inc. REIT	*	6,729	53,832
First Potomac Realty Trust REIT	†	1,628	20,301
Franklin Street Properties Corp. REIT	†	2,200	24,882
General Growth Properties, Inc. REIT	†	12,432	150,427
Getty Realty Corp. REIT	†	1,747	25,192
Glimcher Realty Trust REIT		17,270	122,272
Gramercy Capital Corp. REIT	*†	2,182	6,851
Hatteras Financial Corp. REIT		1,935	48,685
HCP, Inc. REIT		13,391	469,488
Health Care REIT, Inc. REIT		3,657	171,148
Healthcare Realty Trust, Inc. REIT		1,881	31,695
Highwoods Properties, Inc. REIT	†	2,393	67,626
Home Properties, Inc. REIT	†	1,390	78,896
Hospitality Properties Trust REIT		2,923	62,055
Host Hotels & Resorts, Inc. REIT		21,796	238,448

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Inland Real Estate Corp. REIT		2,302	$16,805
Investors Real Estate Trust REIT	†	2,989	21,521
iStar Financial, Inc. REIT	*†	4,331	25,206
Kilroy Realty Corp. REIT		1,316	41,191
Kimco Realty Corp. REIT		15,341	230,575
Kite Realty Group Trust REIT		2,654	9,714
LaSalle Hotel Properties REIT		1,561	29,971
Lexington Realty Trust REIT	†	9,308	60,874
Liberty Property Trust REIT		3,372	98,159
LTC Properties, Inc. REIT		2,385	60,388
Macerich Co. (The) REIT		5,275	224,873
Mack-Cali Realty Corp. REIT		2,488	66,554
Medical Properties Trust, Inc. REIT		11,530	103,193
MFA Financial, Inc. REIT		10,801	75,823
Mid-America Apartment Communities, Inc. REIT	†	1,240	74,673
Mission West Properties, Inc. REIT		1,417	10,755
Monmouth Real Estate Investment Corp., Class A REIT	†	3,275	25,971
MPG Office Trust, Inc. REIT	*†	1,199	2,530
National Health Investors, Inc. REIT		979	41,245
National Retail Properties, Inc. REIT	†	2,356	63,306
Newcastle Investment Corp. REIT		754	3,069
NorthStar Realty Finance Corp. REIT	†	4,388	14,480
Omega Healthcare Investors, Inc. REIT		4,100	65,313
Parkway Properties, Inc. REIT	†	986	10,856
Pennsylvania Real Estate Investment Trust REIT	†	1,510	11,672
Plum Creek Timber Co., Inc. REIT		7,429	257,861
PMC Commercial Trust REIT		865	6,747
Post Properties, Inc. REIT		2,078	72,190
Potlatch Corp. REIT		1,618	50,999
ProLogis, Inc. REIT		16,023	388,558
PS Business Parks, Inc. REIT		599	29,674
Public Storage REIT		6,057	674,447
RAIT Financial Trust REIT	†	7,882	26,720
Ramco-Gershenson Properties Trust REIT		1,275	10,455
Rayonier, Inc. REIT		5,004	184,097
Realty Income Corp. REIT	†	4,138	133,409
Redwood Trust, Inc. REIT		1,008	11,259
Regency Centers Corp. REIT		2,745	96,981
Sabra Healthcare REIT, Inc. REIT		694	6,621
Saul Centers, Inc. REIT		987	33,370
Senior Housing Properties Trust REIT		3,680	79,267
Simon Property Group, Inc. REIT		11,699	1,286,656
SL Green Realty Corp. REIT		3,603	209,514
Sovran Self Storage, Inc. REIT		1,269	47,169
Strategic Hotels & Resorts, Inc. REIT	*	22,977	99,031
Sun Communities, Inc. REIT	†	1,061	37,337
Sunstone Hotel Investors, Inc. REIT	*	2,559	14,561
Tanger Factory Outlet Centers, Inc. REIT		2,442	63,516
Taubman Centers, Inc. REIT		2,083	104,796
UDR, Inc. REIT		6,077	134,545
Universal Health Realty Income Trust REIT	†	1,333	44,802

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Ventas, Inc. REIT		12,494	$617,204
Vornado Realty Trust REIT		7,702	574,723
Washington Real Estate Investment Trust REIT		1,834	51,682
Weingarten Realty Investors REIT	†	3,474	73,545
Weyerhaeuser Co. REIT		16,471	256,124

			13,408,676

Real Estate Management & Development—0.1%
Altisource Portfolio Solutions SA (Luxembourg)	*	1,119	39,601
Brookfield Office Properties, Inc.		15,325	211,025
CB Richard Ellis Group, Inc.	*	6,900	92,874
Forest City Enterprises, Inc., Class A	*	9,240	98,498
Forestar Group, Inc.	*	1,502	16,387
Grubb & Ellis Co.	*†	652	276
Jones Lang LaSalle, Inc.		1,311	67,923
St. Joe Co. (The)	*†	3,582	53,694
Tejon Ranch Co.	*	858	20,481

			600,759

Road & Rail—0.8%
Amerco, Inc.	*†	805	50,272
Arkansas Best Corp.		903	14,583
Avis Budget Group, Inc.	*	4,424	42,780
Con-way, Inc.		2,160	47,801
CSX Corp.		35,751	667,471
Dollar Thrifty Automotive Group, Inc.	*	1,057	59,509
Genesee & Wyoming, Inc., Class A	*	1,576	73,316
Heartland Express, Inc.	†	4,220	57,223
J.B. Hunt Transport Services, Inc.		1,317	47,570
Kansas City Southern	*	4,745	237,060
Knight Transportation, Inc.		3,879	51,630
Landstar System, Inc.		2,256	89,247
Norfolk Southern Corp.		12,299	750,485
Old Dominion Freight Line, Inc.	*	2,674	77,466
PAM Transportation Services, Inc.	*	338	3,367
Ryder System, Inc.		707	26,520
Saia, Inc.	*	1,662	17,484
Union Pacific Corp.		15,516	1,267,192
Werner Enterprises, Inc.	†	2,915	60,719
YRC Worldwide, Inc.	*	91	4

			3,641,699

Semiconductors & Semiconductor Equipment—2.5%
Advanced Energy Industries, Inc.	*	1,428	12,309
Advanced Micro Devices, Inc.	*	21,447	108,951
Aetrium, Inc.	*	614	853
Altera Corp.		9,504	299,661
Amkor Technology, Inc.	*†	7,211	31,440
Anadigics, Inc.	*†	957	2,067
Analog Devices, Inc.		7,450	232,812
Applied Materials, Inc.		43,119	446,282
Applied Micro Circuits Corp.	*	3,186	17,109
Atmel Corp.	*	18,733	151,175
ATMI, Inc.	*	1,559	24,663
Axcelis Technologies, Inc.	*†	4,095	4,914
AXT, Inc.	*	946	4,768
Broadcom Corp., Class A	*	18,226	606,744
Brooks Automation, Inc.		3,103	25,289
Cabot Microelectronics Corp.	*	1,049	36,075
Ceva, Inc.	*	692	16,823
Cirrus Logic, Inc.	*	2,946	43,424

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Cohu, Inc.		859	$8,487
Cree, Inc.	*	3,097	80,460
CSR plc ADR (United Kingdom)	*	243	3,154
Cymer, Inc.	*	1,498	55,696
Cypress Semiconductor Corp.	*	4,876	72,994
Diodes, Inc.	*	2,400	43,008
DSP Group, Inc.	*	1,194	7,045
Energy Conversion Devices, Inc.	*†	781	414
Entegris, Inc.	*	5,738	36,608
Exar Corp.	*†	1,758	10,038
Fairchild Semiconductor International, Inc.	*	4,903	52,952
First Solar, Inc.	*†	2,540	160,553
Formfactor, Inc.	*	1,417	8,828
FSI International, Inc.	*†	1,479	2,795
GigOptix, Inc.	*	827	1,365
Integrated Device Technology, Inc.	*	8,168	42,065
Integrated Silicon Solution, Inc.	*†	1,269	9,911
Intel Corp.		199,133	4,247,507
International Rectifier Corp.	*	2,631	48,989
Intersil Corp., Class A		5,757	59,240
IXYS Corp.	*	1,329	14,460
KLA-Tencor Corp.		4,441	170,001
Kopin Corp.	*†	2,431	8,338
Kulicke & Soffa Industries, Inc.	*	2,008	14,980
Lam Research Corp.	*	2,890	109,762
Lattice Semiconductor Corp.	*	4,395	23,074
Linear Technology Corp.		5,243	144,969
LSI Corp.	*	30,700	159,026
LTX-Credence Corp.	*	1,358	7,184
Marvell Technology Group Ltd. (Bermuda)	*	18,500	268,805
Mattson Technology, Inc.	*†	1,760	2,059
Maxim Integrated Products, Inc.		5,913	137,950
MEMC Electronic Materials, Inc.	*†	8,113	42,512
Micrel, Inc.		3,731	35,333
Microchip Technology, Inc.	†	3,565	110,907
Micron Technology, Inc.	*	35,271	177,766
Microsemi Corp.	*	2,474	39,535
Mindspeed Technologies, Inc.	*	801	4,165
MIPS Technologies, Inc.	*	2,228	10,784
MKS Instruments, Inc.	†	2,455	53,298
MoSys, Inc.	*†	1,251	4,579
Netlogic Microsystems, Inc.	*	2,136	102,763
Novellus Systems, Inc.	*†	2,876	78,400
NVE Corp.	*	348	21,110
NVIDIA Corp.	*	20,184	252,300
Omnivision Technologies, Inc.	*	2,354	33,050
ON Semiconductor Corp.	*	10,008	71,757
PDF Solutions, Inc.	*†	974	3,974
Pericom Semiconductor Corp.	*	1,023	7,580
Photronics, Inc.	*	1,388	6,912
PLX Technology, Inc.	*	1,050	3,161
PMC - Sierra, Inc.	*	7,045	42,129
Power Integrations, Inc.	†	1,952	59,751
QuickLogic Corp.	*†	1,050	2,457
Rambus, Inc.	*	4,071	56,994
Ramtron International Corp.	*	1,920	3,782
RF Micro Devices, Inc.	*†	8,143	51,627
Rudolph Technologies, Inc.	*	1,247	8,342
Semtech Corp.	*	2,970	62,667
Sevcon, Inc.	*	719	4,566
Sigma Designs, Inc.	*	1,320	10,349

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Silicon Image, Inc.	*	2,948	$17,305
Silicon Laboratories, Inc.	*†	2,124	71,175
Skyworks Solutions, Inc.	*	5,822	104,447
Spire Corp.	*	2,500	3,750
Standard Microsystems Corp.	*	806	15,636
SunPower Corp., Class A	*†	141	1,141
Teradyne, Inc.	*	7,938	87,397
Tessera Technologies, Inc.	*	1,560	18,626
Texas Instruments, Inc.		38,855	1,035,486
Transwitch Corp.	*	429	1,012
Trident Microsystems, Inc.	*	3,018	1,569
TriQuint Semiconductor, Inc.	*	4,918	24,688
Ultratech, Inc.	*	971	16,653
Varian Semiconductor Equipment Associates, Inc.	*	3,367	205,892
Veeco Instruments, Inc.	*†	1,294	31,574
Xilinx, Inc.		6,637	182,119

			11,259,096

Software—4.0%
Accelrys, Inc.	*	2,216	13,429
ACI Worldwide, Inc.	*	1,298	35,747
Activision Blizzard, Inc.		23,814	283,387
Actuate Corp.	*	2,084	11,504
Adobe Systems, Inc.	*	17,358	419,543
Advent Software, Inc.	*	2,902	60,507
American Software, Inc., Class A		1,950	14,138
ANSYS, Inc.	*	2,396	117,500
Ariba, Inc.	*	2,075	57,498
Authentidate Holding Corp.	*	1,023	951
Autodesk, Inc.	*	9,258	257,187
Blackbaud, Inc.		2,650	59,016
Blackboard, Inc.	*	1,400	62,524
BMC Software, Inc.	*	2,708	104,420
CA, Inc.		11,593	225,020
Cadence Design Systems, Inc.	*	10,745	99,284
Callidus Software, Inc.	*	172	793
Citrix Systems, Inc.	*	7,179	391,471
Compuware Corp.	*	7,505	57,488
Concur Technologies, Inc.	*	2,083	77,529
Datawatch Corp.	*	3,500	18,725
Ebix, Inc.	*†	2,802	41,189
Electronic Arts, Inc.	*	12,060	246,627
EPIQ Systems, Inc.	†	1,087	13,620
Evolving Systems, Inc.		527	3,346
Factset Research Systems, Inc.		1,490	132,565
Fair Isaac Corp.		3,039	66,341
FalconStor Software, Inc.	*†	1,373	4,009
Informatica Corp.	*	3,171	129,852
Interactive Intelligence Group	*	950	25,793
Intuit, Inc.	*	8,244	391,095
JDA Software Group, Inc.	*	1,256	29,441
Kenexa Corp.	*	1,681	26,291
Magma Design Automation, Inc.	*	1,429	6,502
Manhattan Associates, Inc.	*	1,346	44,526
Mentor Graphics Corp.	*	2,745	26,407
MICROS Systems, Inc.	*	3,428	150,523
Microsoft Corp.		294,920	7,340,559
MicroStrategy, Inc., Class A	*	513	58,518
Netscout Systems, Inc.	*	1,250	14,275
Nuance Communications, Inc.	*	4,541	92,455
Oracle Corp.		150,585	4,327,813
Parametric Technology Corp.	*	4,423	68,026
Pegasystems, Inc.	†	2,141	65,536

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Progress Software Corp.	*	1,983	$34,802
QAD, Inc., Class B	*	136	1,380
Quest Software, Inc.	*	3,847	61,090
Red Hat, Inc.	*	7,251	306,427
Renaissance Learning, Inc.		1,353	22,703
Rovi Corp.	*†	3,917	168,353
S1 Corp.	*	2,636	24,172
Salesforce.com, Inc.	*	3,783	432,321
Scientific Learning Corp.	*	3,145	9,907
SeaChange International, Inc.	*	958	7,377
Solera Holdings, Inc.		1,099	55,500
Sonic Foundry, Inc.	*†	120	1,042
Symantec Corp.	*	26,135	426,001
Synopsys, Inc.	*	6,501	158,364
Take-Two Interactive Software, Inc.	*	2,643	33,619
TeleCommunication Systems, Inc., Class A	*†	1,200	4,140
THQ, Inc.	*†	2,914	5,041
TIBCO Software, Inc.	*	4,452	99,680
TiVo, Inc.	*	2,696	25,181
Tyler Technologies, Inc.	*†	1,886	47,678
Ultimate Software Group, Inc.	*	1,242	58,026
VASCO Data Security International, Inc.	*	3,804	19,438
Versant Corp.	*	330	3,779
VMware, Inc., Class A	*	1,733	139,299
Websense, Inc.	*	1,958	33,873

			17,852,163

Specialty Retail—2.1%
A.C. Moore Arts & Crafts, Inc.	*	876	929
Aaron’s, Inc.		2,908	73,427
Abercrombie & Fitch Co., Class A		3,072	189,112
Advance Auto Parts, Inc.	†	1,752	101,791
Aeropostale, Inc.	*	2,075	22,431
American Eagle Outfitters, Inc.		3,552	41,629
America’s Car-Mart, Inc.	*†	354	10,273
ANN, Inc.	*	2,733	62,422
Asbury Automotive Group, Inc.	*	1,342	22,130
Ascena Retail Group, Inc.	*	2,597	70,301
AutoNation, Inc.	*†	5,363	175,799
AutoZone, Inc.	*	1,769	564,647
Barnes & Noble, Inc.	†	828	9,795
Bebe Stores, Inc.		790	5,309
Bed Bath & Beyond, Inc.	*	6,586	377,444
Best Buy Co., Inc.		9,299	216,667
Big 5 Sporting Goods Corp.		1,071	6,512
Brown Shoe Co., Inc.	†	1,791	12,752
Buckle, Inc. (The)	†	1,236	47,537
CarMax, Inc.	*	6,608	157,601
Casual Male Retail Group, Inc.	*†	1,930	7,257
Cato Corp. (The), Class A		1,761	39,728
Charming Shoppes, Inc.	*†	3,138	8,159
Chico’s FAS, Inc.		7,236	82,707
Children’s Place Retail Stores, Inc. (The)	*	1,144	53,230
Christopher & Banks Corp.		1,528	5,394
Coldwater Creek, Inc.	*	1,528	1,910
Collective Brands, Inc.	*	2,964	38,413
Cost Plus, Inc.	*	1,014	6,388
Destination Maternity Corp.		1,200	15,444
Dick’s Sporting Goods, Inc.	*	2,480	82,981
DSW, Inc., Class A		596	27,523
Finish Line, Inc. (The), Class A		1,917	38,321

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Foot Locker, Inc.		5,840	$117,326
GameStop Corp., Class A	*†	1,010	23,331
Gap, Inc. (The)	†	18,037	292,921
Genesco, Inc.	*	921	47,459
Group 1 Automotive, Inc.	†	1,068	37,967
Guess?, Inc.		3,548	101,083
Haverty Furniture Cos., Inc.		1,111	11,099
Hibbett Sports, Inc.	*	1,396	47,310
Home Depot, Inc.		47,382	1,557,446
Hot Topic, Inc.		1,824	13,917
JOS A. Bank Clothiers, Inc.	*	865	40,335
Kirkland’s, Inc.	*	833	7,639
Limited Brands, Inc.		10,407	400,774
Lithia Motors, Inc., Class A		862	12,396
Lowe’s Cos., Inc.		47,338	915,517
MarineMax, Inc.	*	800	5,176
Men’s Wearhouse, Inc. (The)		2,437	63,557
Midas, Inc.	*	1,277	10,471
Monro Muffler Brake, Inc.	†	1,487	49,026
Office Depot, Inc.	*	11,792	24,291
OfficeMax, Inc.	*	3,587	17,397
O’Reilly Automotive, Inc.	*	5,478	364,999
Pacific Sunwear of California, Inc.	*†	3,025	3,630
Penske Automotive Group, Inc.	†	1,654	26,464
Pep Boys-Manny, Moe & Jack (The)		2,200	21,714
PetSmart, Inc.		3,546	151,237
Pier 1 Imports, Inc.	*	3,712	36,303
RadioShack Corp.		2,569	29,852
Rent-A-Center, Inc.		3,377	92,699
Ross Stores, Inc.		4,200	330,498
Sally Beauty Holdings, Inc.	*	3,659	60,739
Select Comfort Corp.	*	2,104	29,393
Signet Jewelers Ltd. (Bermuda)	*	3,344	113,027
Sonic Automotive, Inc., Class A	†	1,649	17,793
Stage Stores, Inc.		2,236	31,013
Staples, Inc.		22,960	305,368
Stein Mart, Inc.		1,261	7,881
Systemax, Inc.	*†	1,358	17,274
Talbots, Inc.	*	375	1,012
Tiffany & Co.		3,221	195,901
TJX Cos., Inc.		12,006	665,973
Tractor Supply Co.		3,098	193,780
Trans World Entertainment Corp.	*	1,932	3,671
Urban Outfitters, Inc.	*	5,012	111,868
West Marine, Inc.	*†	803	6,183
Wet Seal, Inc. (The), Class A	*	1,246	5,582
Williams-Sonoma, Inc.		3,877	119,373
Zale Corp.	*†	2,300	6,555

			9,322,183

Textiles, Apparel & Luxury Goods—0.8%
Carter’s, Inc.	*	1,476	45,077
Charles & Colvard Ltd.	*	1,843	4,147
Cherokee, Inc.	†	994	12,773
Coach, Inc.		10,479	543,126
Columbia Sportswear Co.		652	30,253
CROCS, Inc.	*	3,600	85,212
Culp, Inc.	*	888	7,504
Deckers Outdoor Corp.	*	1,935	180,458
Fossil, Inc.	*	2,134	172,982
Hallwood Group, Inc.	*	100	882
Hanesbrands, Inc.	*	4,099	102,516
Iconix Brand Group, Inc.	*	2,737	43,245

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Jones Group, Inc. (The)		4,641	$42,744
Kenneth Cole Productions, Inc., Class A	*	956	10,258
K-Swiss, Inc., Class A	*†	1,476	6,273
Liz Claiborne, Inc.	*	4,930	24,650
Movado Group, Inc.		1,678	20,438
NIKE, Inc., Class B		12,835	1,097,521
Oxford Industries, Inc.	†	936	32,105
PVH Corp.		1,267	73,790
Quiksilver, Inc.	*	4,288	13,078
Ralph Lauren Corp.		2,143	277,947
Skechers U.S.A., Inc., Class A	*	1,935	27,148
Steven Madden Ltd.	*	1,689	50,839
Under Armour, Inc., Class A	*	1,937	128,636
Unifi, Inc.	*†	876	7,157
V.F. Corp.		3,109	377,806
Warnaco Group, Inc. (The)	*	1,527	70,379
Wolverine World Wide, Inc.		2,589	86,084

			3,575,028

Thrifts & Mortgage Finance—0.2%
Anchor Bancorp Wisconsin, Inc.	*†	1,411	748
Astoria Financial Corp.		3,465	26,646
Bank Mutual Corp.		3,756	9,803
BankAtlantic Bancorp, Inc., Class A	*†	3,192	1,947
Beneficial Mutual Bancorp, Inc.	*	969	7,219
Brookline Bancorp, Inc.		3,765	29,028
Capitol Federal Financial, Inc.		4,787	50,551
CFS Bancorp, Inc.		1,873	8,129
Dime Community Bancshares, Inc.		1,638	16,593
Doral Financial Corp. (Puerto Rico)	*	221	241
Federal Home Loan Mortgage Corp.	*†	25,235	6,031
Federal National Mortgage Association	*†	37,770	9,065
First Niagara Financial Group, Inc.		10,034	91,811
Flagstar Bancorp, Inc.	*	211	103
Hudson City Bancorp, Inc.		14,470	81,900
MGIC Investment Corp.	*	4,084	7,637
NASB Financial, Inc.	*	528	5,317
New York Community Bancorp, Inc.	†	12,640	150,416
Northwest Bancshares, Inc.		4,608	54,881
Ocwen Financial Corp.	*	3,358	44,359
Parkvale Financial Corp.		616	11,304
People’s United Financial, Inc.		9,716	110,762
PMI Group, Inc. (The)	*	3,929	786
Provident Financial Services, Inc.	†	943	10,137
Provident New York Bancorp	†	3,670	21,360
Radian Group, Inc.		3,844	8,418
Riverview Bancorp, Inc.	*	2,600	6,422
TFS Financial Corp.	*	3,398	27,626
Tree.com, Inc.	*	314	1,570
Triad Guaranty, Inc.	*†	692	384
Trustco Bank Corp.	†	3,435	15,320
Washington Federal, Inc.		3,379	43,049
Westfield Financial, Inc.		4,068	26,808

			886,371

Tobacco—1.6%
Alliance One International, Inc.	*†	2,000	4,880
Altria Group, Inc.		70,302	1,884,797
Lorillard, Inc.		5,710	632,097
Philip Morris International, Inc.		62,767	3,915,405
Reynolds American, Inc.		15,280	572,694

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Universal Corp.		1,078	$38,657
Vector Group Ltd.	†	2,902	49,854

			7,098,384

Trading Companies & Distributors—0.3%
Applied Industrial Technologies, Inc.		2,056	55,841
Beacon Roofing Supply, Inc.	*†	2,570	41,094
Fastenal Co.	†	11,276	375,265
GATX Corp.		1,766	54,729
H&E Equipment Services, Inc.	*†	1,600	13,200
Interline Brands, Inc.	*	982	12,638
MSC Industrial Direct Co., Class A		1,782	100,612
United Rentals, Inc.	*	2,798	47,118
W.W. Grainger, Inc.		2,817	421,254
Watsco, Inc.		553	28,258
WESCO International, Inc.	*	1,550	52,003
Willis Lease Finance Corp.	*	1,234	14,006

			1,216,018

Water Utilities—0.1%
American States Water Co.		1,261	42,786
American Water Works Co., Inc.		2,266	68,388
Aqua America, Inc.		4,329	93,376
California Water Service Group		1,930	34,180
Connecticut Water Service, Inc.		500	12,510
SJW Corp.	†	1,010	21,988

			273,228

Wireless Telecommunication Services—0.4%
American Tower Corp., Class A	*	13,160	708,008
Crown Castle International Corp.	*	13,031	529,971
Leap Wireless International, Inc.	*†	3,300	22,770
MetroPCS Communications, Inc.	*	7,134	62,137
NII Holdings, Inc.	*	5,995	161,565
NTELOS Holdings Corp.	*	2,700	47,871
SBA Communications Corp., Class A	*	4,064	140,127
Shenandoah Telecommunications Co.	†	1,200	13,368
Sprint Nextel Corp.	*	88,755	269,815
Telephone & Data Systems, Inc.		410	8,713
United States Cellular Corp.	*	680	26,962

			1,991,307

TOTAL COMMON STOCKS
(Cost $359,785,587)			440,455,554

Coupon Rate	Maturity Date			Face	Value
U.S. TREASURY OBLIGATIONS—0.1%
U.S. Treasury Bills—0.1%
U.S. Treasury Bill
0.027%	03/08/2012	‡	‡	$105,000	104,981
0.012%	03/22/2012	‡	‡	500,000	499,887
0.010%	02/09/2012	‡	‡	70,000	69,992
0.007%	12/08/2011	‡	‡	50,000	49,999

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $724,958)					724,859

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
RIGHTS—0.0%
Biotechnology—0.0%
Ligand Pharmaceuticals, Inc., Expires 12/31/2011	*‡d	572	$—

Commercial Banks—0.0%
First BanCorp. (Puerto Rico)	*‡d	215	—

Machinery—0.0%
Gerber Scientific, Inc. CVR	*†‡d	1,608	—

Pharmaceuticals—0.0%
Forest Laboratories, Inc.	*‡d	1,998	—

Textiles, Apparel & Luxury Goods —0.0%
Mossimo, Inc.	*‡d	2,806	—

TOTAL RIGHTS
(Cost $–)			—

WARRANTS—0.0%
Diversified Financial Services—0.0%
Pegasus Wireless Corp., Strike $1.00	*‡d
(Cost $–)		540	—

MONEY MARKET FUNDS—4.6%
Institutional Money Market Funds—4.6%
Dreyfus Institutional Cash Advantage Fund, 0.08%	††d	2,200,000	2,200,000
Fidelity Institutional Money Market:
Money Market Portfolio - Institutional Class, 0.16%		¥7,951,280	7,951,280
Fidelity Institutional Money Market:
Money Market Portfolio - Institutional Class, 0.16%	††¥	1,655,403	1,655,403
Fidelity Institutional Money Market:
Prime Money Market Portfolio - Institutional Class, 0.13%	††¥	2,200,000	2,200,000
Short-Term Investments Trust Liquid Assets Portfolio, 0.10%	††¥	2,200,000	2,200,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.13%	††¥	2,200,000	2,200,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.11%	††¥	2,200,000	2,200,000

TOTAL MONEY MARKET FUNDS
(Cost $20,606,683)			20,606,683

TOTAL INVESTMENTS—102.6%
(Cost $381,117,228)			461,787,096
Other assets less liabilities—(2.6%)			(11,883,046)

NET ASSETS—100.0%		$449,904,050

Vantagepoint Broad Market Index Fund
Legend to the Schedule of Investments:

ADR	American Depositary Receipt
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust
*	Non-income producing.
†	Denotes all or a portion of the security on loan.
d	Security has no market value at September 30, 2011.
‡	Security valued at fair value as determined by policies approved by the Board of Directors.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—98.0%
Aerospace & Defense—1.2%
AAR Corp.		6,897	$114,973
Aerovironment, Inc.	*	8,991	253,097
Alliant Techsystems, Inc.		4,125	224,854
American Science & Engineering, Inc.		1,020	62,271
Astronics Corp.	*†	716	20,227
Astronics Corp., Class B	*	72	1,984
BE Aerospace, Inc.	*	16,181	535,753
Ceradyne, Inc.	*	2,334	62,761
Cubic Corp.		1,262	49,306
Curtiss-Wright Corp.		8,686	250,417
DigitalGlobe, Inc.	*	6,919	134,436
Ducommun, Inc.		6,327	94,779
Esterline Technologies Corp.	*	2,519	130,585
GenCorp, Inc.	*†	31,676	142,225
GeoEye, Inc.	*	5,933	168,201
HEICO Corp., Class A		3,870	130,264
Hexcel Corp.	*	9,301	206,110
Huntington Ingalls Industries, Inc.	*	4,129	100,459
Innovative Solutions & Support, Inc.	*	3,094	14,944
Kratos Defense & Security Solutions, Inc.	*†	2,827	18,998
Moog, Inc., Class A	*	3,870	126,239
National Presto Industries, Inc.	†	656	57,013
Orbital Sciences Corp.	*	15,337	196,314
Spirit Aerosystems Holdings, Inc., Class A	*	6,992	111,522
Taser International, Inc.	*†	6,942	29,920
Teledyne Technologies, Inc.	*	2,999	146,531
TransDigm Group, Inc.	*	9,896	808,206
Triumph Group, Inc.		4,160	202,758

			4,395,147

Air Freight & Logistics—0.1%
Air T, Inc.		1,301	9,758
Air Transport Services Group, Inc.	*	25,035	108,402
Atlas Air Worldwide Holdings, Inc.	*	3,284	109,324
Forward Air Corp.		2,629	66,908
HUB Group, Inc., Class A	*	4,278	120,939
Pacer International, Inc.	*	3,711	13,916
UTi Worldwide, Inc. (Virgin Islands, British)		8,709	113,565

			542,812

Airlines—0.7%
Alaska Air Group, Inc.	*	3,394	191,048
Allegiant Travel Co.	*	2,296	108,210
AMR Corp.	*†	35,177	104,124
Delta Air Lines, Inc.	*	121,716	912,870
JetBlue Airways Corp.	*†	58,802	241,088
Pinnacle Airlines Corp.	*	7,190	21,067
Republic Airways Holdings, Inc.	*	27,551	77,969
Skywest, Inc.	†	6,829	78,602
United Continental Holdings, Inc.	*	44,083	854,329
US Airways Group, Inc.	*†	21,375	117,563

			2,706,870

Auto Components—1.3%
American Axle & Manufacturing Holdings, Inc.	*	11,994	91,514
Amerigon, Inc.	*	3,475	44,237
Autoliv, Inc. (Sweden)		11,765	570,602
BorgWarner, Inc.	*	16,789	1,016,238

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Cooper Tire & Rubber Co.		5,679	$61,844
Dana Holding Corp.	*	32,442	340,641
Drew Industries, Inc.		1,570	31,369
Exide Technologies	*	11,062	44,248
Federal-Mogul Corp.	*	14,982	220,984
Fuel Systems Solutions, Inc.	*	2,117	40,668
Gentex Corp.		26,803	644,612
Lear Corp.		13,403	574,989
Modine Manufacturing Co.	*†	5,469	49,549
Quantum Fuel Systems Technologies Worldwide, Inc.	*	552	1,380
Shiloh Industries, Inc.		5,043	45,236
Spartan Motors, Inc.	†	6,140	25,358
Standard Motor Products, Inc.		2,540	32,944
Strattec Security Corp.		502	12,038
Superior Industries International, Inc.		2,013	31,101
Tenneco, Inc.	*	7,957	203,779
TRW Automotive Holdings Corp.	*	15,558	509,213
Visteon Corp.	*	4,867	209,281

			4,801,825

Automobiles—0.8%
General Motors Co.	*	129,868	2,620,736
Tesla Motors, Inc.	*†	5,836	142,340
Thor Industries, Inc.		6,391	141,561
Winnebago Industries, Inc.	*†	11,870	82,140

			2,986,777

Beverages—0.4%
Boston Beer Co., Inc., Class A	*†	1,904	138,421
Central European Distribution Corp. (Poland)	*†	15,916	111,571
Coca-Cola Bottling Co. Consolidated	†	437	24,236
Hansen Natural Corp.	*	13,295	1,160,520
Heckmann Corp.	*	9,838	52,043
Jones Soda Co.	*†	36,928	25,477
National Beverage Corp.		766	11,613

			1,523,881

Biotechnology—3.2%
Aastrom Biosciences, Inc.	*†	9,842	22,145
Acorda Therapeutics, Inc.	*	5,183	103,453
Agenus, Inc.	*†	9,214	4,331
Alexion Pharmaceuticals, Inc.	*	25,821	1,654,093
Alkermes plc (Ireland)	*	10,914	166,548
Allos Therapeutics, Inc.	*	18,248	33,576
Alnylam Pharmaceuticals, Inc.	*	5,353	35,169
AMAG Pharmaceuticals, Inc.	*	3,480	51,365
Amylin Pharmaceuticals, Inc.	*	25,467	235,060
Anadys Pharmaceuticals, Inc.	*	1,662	1,528
ARCA Biopharma, Inc.	*†	436	488
Arena Pharmaceuticals, Inc.	*†	8,294	12,026
Ariad Pharmaceuticals, Inc.	*	34,626	304,363
Arqule, Inc.	*	4,724	23,856
Array Biopharma, Inc.	*	4,170	8,173
Astex Pharmaceuticals	*	3,719	7,140
AVI BioPharma, Inc.	*	51,906	58,135
Avigen, Inc. (Escrow Shares)	*‡d	3,880	—
BioCryst Pharmaceuticals, Inc.	*†	21,994	60,703
BioMarin Pharmaceutical, Inc.	*	16,706	532,420
BioMimetic Therapeutics, Inc.	*	7,095	23,414
Biosante Pharmaceuticals, Inc.	*†	1,867	4,257
Capstone Therapeutics Corp.	*	1,517	384

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Cell Therapeutics, Inc.	*†	103,528	$109,740
Celldex Therapeutics, Inc.	*	10,060	22,987
Cepheid, Inc.	*	7,418	288,041
Codexis, Inc.	*	559	2,555
Cubist Pharmaceuticals, Inc.	*†	7,593	268,185
Cytokinetics, Inc.	*	69,212	81,670
CytRx Corp.	*†	60,806	20,096
Dendreon Corp.	*	24,041	216,369
Discovery Laboratories, Inc.	*†	686	1,365
Dyax Corp.	*	9,610	12,109
Emergent Biosolutions, Inc.	*†	3,413	52,663
Entremed, Inc.	*	126	195
Enzon Pharmaceuticals, Inc.	*†	5,036	35,453
EPIX Pharmaceuticals, Inc.	*	3,320	6
Exact Sciences Corp.	*	7,997	53,020
Exelixis, Inc.	*	35,337	192,940
Galena Biopharma, Inc.	*	6,212	6,274
Genomic Health, Inc.	*	6,866	150,915
Geron Corp.	*†	36,667	77,734
GTx, Inc.	*	4,210	14,104
Halozyme Therapeutics, Inc.	*	14,584	89,546
Hemispherx Biopharma, Inc.	*†	54,952	17,035
Human Genome Sciences, Inc.	*	34,289	435,127
Idenix Pharmaceuticals, Inc.	*	3,110	15,519
Idera Pharmaceuticals, Inc.	*	1,932	2,299
Immunogen, Inc.	*†	9,339	102,355
Immunomedics, Inc.	*†	9,692	31,014
Incyte Corp. Ltd.	*†	27,973	390,783
InterMune, Inc.	*	7,345	148,369
Isis Pharmaceuticals, Inc.	*†	11,993	81,313
Keryx Biopharmaceuticals, Inc.	*	33,078	99,234
Lexicon Pharmaceuticals, Inc.	*†	20,111	18,500
Ligand Pharmaceuticals, Inc., Class B	*	1,582	21,642
MannKind Corp.	*†	14,906	56,494
Marina Biotech, Inc.	*†	836	119
Maxygen, Inc.	†	2,991	16,361
MediciNova, Inc.	*	349	740
Medivation, Inc.	*	6,781	115,141
Metabolix, Inc.	*†	3,165	13,863
Momenta Pharmaceuticals, Inc.	*	5,148	59,202
Myrexis, Inc.	*	10,114	27,712
Myriad Genetics, Inc.	*	17,432	326,676
Nabi Biopharmaceuticals	*	6,806	11,434
Neurocrine Biosciences, Inc.	*†	8,240	49,275
Novavax, Inc.	*†	21,148	34,048
NPS Pharmaceuticals, Inc.	*	9,432	61,402
Onyx Pharmaceuticals, Inc.	*	11,707	351,327
Osiris Therapeutics, Inc.	*†	2,984	15,278
PDL BioPharma, Inc.		40,634	225,519
Peregrine Pharmaceuticals, Inc.	*†	14,427	15,725
Pharmasset, Inc.	*	7,396	609,209
Poniard Pharmaceuticals, Inc.	*	3,696	462
Progenics Pharmaceuticals, Inc.	*†	2,623	15,056
Regeneron Pharmaceuticals, Inc.	*	11,886	691,765
Repligen Corp.	*	3,422	11,190
Rigel Pharmaceuticals, Inc.	*	12,762	93,928
Sangamo Biosciences, Inc.	*†	10,702	46,554
Savient Pharmaceuticals, Inc.	*†	32,380	132,758
Sciclone Pharmaceuticals, Inc.	*†	4,800	18,288
Seattle Genetics, Inc.	*†	19,970	380,628
SIGA Technologies, Inc.	*†	4,650	15,206
StemCells, Inc.	*†	12,574	25,399

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Telik, Inc.	*	6,069	$1,851
Theravance, Inc.	*†	5,928	119,390
Trimeris, Inc.	*†	4,014	10,115
United Therapeutics Corp.	*	10,418	390,571
Vanda Pharmaceuticals, Inc.	*	4,137	20,478
Vertex Pharmaceuticals, Inc.	*	28,678	1,277,318
XOMA Ltd.	*†	803	1,405

			11,643,671

Building Products—0.5%
A.O. Smith Corp.		7,602	243,492
American Woodmark Corp.	†	800	9,688
Apogee Enterprises, Inc.		5,631	48,370
Armstrong World Industries, Inc.		5,163	177,814
Gibraltar Industries, Inc.	*	1,868	15,168
Griffon Corp.	*	6,441	52,687
Insteel Industries, Inc.		2,829	28,488
Lennox International, Inc.		9,822	253,211
NCI Building Systems, Inc.	*	8,291	62,680
Owens Corning, Inc.	*	16,656	361,102
Quanex Building Products Corp.		8,639	94,597
Simpson Manufacturing Co., Inc.		7,943	198,019
Trex Co., Inc.	*†	2,108	33,791
U.S. Home Systems, Inc.		1,624	8,104
Universal Forest Products, Inc.	†	1,649	39,659
USG Corp.	*†	8,613	57,966

			1,684,836

Capital Markets—1.8%
Affiliated Managers Group, Inc.	*	7,829	611,053
American Capital Ltd.	*	57,645	393,139
Apollo Investment Corp.	†	33,292	250,356
Arlington Asset Investment Corp., Class A		3,155	75,878
Artio Global Investors, Inc.	†	13,209	105,144
BGC Partners, Inc., Class A		9,817	59,197
Calamos Asset Management, Inc., Class A		1,520	15,215
CIFC Corp.	*†	522	2,260
Cowen Group, Inc., Class A	*	21,336	57,821
Diamond Hill Investment Group, Inc.		649	45,034
Eaton Vance Corp.		16,813	374,426
Edelman Financial Group, Inc.	†	2,882	18,618
Evercore Partners, Inc., Class A		6,219	141,793
GAMCO Investors, Inc., Class A	†	639	25,170
GFI Group, Inc.		33,019	132,736
Greenhill & Co., Inc.	†	5,368	153,471
ICG Group, Inc.	*	7,645	70,411
Institutional Financial Markets, Inc.		4,976	9,454
INTL FCStone, Inc.	*†	1,308	27,154
Investment Technology Group, Inc.	*†	14,744	144,344
Jefferies Group, Inc.		25,027	310,585
KBW, Inc.		9,884	136,300
Knight Capital Group, Inc., Class A	*	25,616	311,491
Medallion Financial Corp.		2,518	23,417
MF Global Holdings Ltd.	*	11,362	46,925
Penson Worldwide, Inc.	*†	21,060	30,537
Piper Jaffray Cos.	*	2,312	41,454
Raymond James Financial, Inc.		17,917	465,125
Safeguard Scientifics, Inc.	*	3,658	54,870
SEI Investments Co.		30,631	471,105
Stifel Financial Corp.	*	12,564	333,700
SWS Group, Inc.		14,960	70,162

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
TD Ameritrade Holding Corp.		59,612	$876,595
U.S. Global Investors, Inc., Class A		6,927	46,965
Virtus Investment Partners, Inc.	*	1,094	58,660
Waddell & Reed Financial, Inc., Class A		11,527	288,290
Walter Investment Management Corp.		3,686	84,520
Westwood Holdings Group, Inc.		1,427	49,303

			6,412,678

Chemicals—2.6%
A. Schulman, Inc.		5,791	98,389
Albemarle Corp.		15,063	608,545
Ampal-American Israel Corp., Class A	*	15,776	5,364
Arch Chemicals, Inc.		2,418	113,453
Ashland, Inc.		9,857	435,088
Balchem Corp.		4,960	185,058
Cabot Corp.		11,590	287,200
Calgon Carbon Corp.	*†	19,947	290,628
Celanese Corp., Class A		18,058	587,427
Chemtura Corp.	*	15,439	154,853
Cytec Industries, Inc.		5,746	201,914
Ferro Corp.	*	20,271	124,667
Flotek Industries, Inc.	*	11,454	53,490
Georgia Gulf Corp.	*	3,528	48,792
H.B. Fuller Co.		12,649	230,465
Huntsman Corp.		27,831	269,126
Intrepid Potash, Inc.	*	4,761	118,406
Koppers Holdings, Inc.		2,428	62,181
Kronos Worldwide, Inc.		3,735	60,059
Landec Corp.	*†	8,822	46,933
LSB Industries, Inc.	*	5,477	157,026
Material Sciences Corp.	*	2,565	16,596
Minerals Technologies, Inc.		1,341	66,071
Nalco Holding Co.		26,525	927,844
NewMarket Corp.	†	1,651	250,737
NL Industries, Inc.		412	5,162
Olin Corp.		8,990	161,910
OM Group, Inc.	*	7,720	200,488
Omnova Solutions, Inc.	*	3,769	13,493
Penford Corp.	*	2,075	10,665
PolyOne Corp.		16,034	171,724
Quaker Chemical Corp.	†	1,303	33,774
Rockwood Holdings, Inc.	*	12,098	407,582
RPM International, Inc.		25,135	470,024
Scotts Miracle-Gro Co. (The), Class A	†	7,848	350,021
Sensient Technologies Corp.		10,323	336,014
Solutia, Inc.	*	14,802	190,206
Spartech Corp.	*	2,131	6,819
Stepan Co.	†	1,197	80,414
Valhi, Inc.	†	3,920	212,346
Valspar Corp.		20,517	640,336
W.R. Grace & Co.	*	12,518	416,849
Westlake Chemical Corp.		3,600	123,408
Zep, Inc.	†	2,287	34,351
Zoltek Cos., Inc.	*	17,218	110,712

			9,376,610

Commercial Banks—3.7%
1st Source Corp.		850	17,706
AmericanWest Bancorp	*	1,951	37
Ameris Bancorp	*	3,095	26,957

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Arrow Financial Corp.	†	2,391	$53,209
Associated Banc-Corp		32,696	304,073
BancFirst Corp.		1,092	36,211
Bancorp, Inc. (The)/Delaware	*†	4,479	32,070
BancorpSouth, Inc.		19,643	172,466
BancTrust Financial Group, Inc.	*†	4,800	11,280
Bank of Hawaii Corp.		11,495	418,418
Bank of the Ozarks, Inc.	†	11,322	236,969
Banner Corp.		383	4,899
BOK Financial Corp.		2,311	108,363
Boston Private Financial Holdings, Inc.	†	12,410	72,971
Bryn Mawr Bank Corp.		4,411	73,090
Camden National Corp.	†	1,411	38,422
Capital Bank Corp.	*	1,781	3,705
Capital City Bank Group, Inc.	†	1,576	16,390
CapitalSource, Inc.		72,573	445,598
Cardinal Financial Corp.	†	5,028	43,341
Cascade Bancorp	*†	479	2,793
Cathay General Bancorp		18,966	215,833
Catskill Litigation Trust	*‡d	583	—
Center Financial Corp.	*	18,810	88,219
Central Pacific Financial Corp.	*	336	3,468
Chemical Financial Corp.		2,317	35,473
CIT Group, Inc.	*	23,198	704,523
Citizens Republic Bancorp, Inc.	*	16,394	113,447
City Holding Co.	†	1,962	52,954
City National Corp./California		6,918	261,224
CoBiz Financial, Inc.		3,329	14,881
Columbia Banking System, Inc.		9,767	139,863
Commerce Bancshares, Inc./Missouri		10,398	361,331
Community Bank System, Inc.	†	6,902	156,606
Community Trust Bancorp, Inc.	†	1,658	38,615
Cullen/Frost Bankers, Inc.		11,969	548,898
CVB Financial Corp.		13,723	105,530
East West Bancorp, Inc.		31,054	463,015
Eastern Virginia Bankshares, Inc.		701	1,661
Fidelity Southern Corp.		6,861	44,597
Financial Institutions, Inc.		2,448	34,909
First BanCorp. (Puerto Rico)	*†	743	2,080
First Bancorp/North Carolina		2,459	24,688
First Busey Corp.		2,491	10,836
First Citizens BancShares, Inc./North Carolina, Class A		634	91,004
First Commonwealth Financial Corp.		23,677	87,605
First Financial Bancorp	†	6,617	91,315
First Financial Bankshares, Inc.	†	2,590	67,754
First Merchants Corp.	†	2,436	17,174
First Midwest Bancorp, Inc./Illinois		9,549	69,899
First of Long Island Corp. (The)		1,432	32,449
FirstMerit Corp.		18,310	208,002
FNB Corp./Pennsylvania	†	25,897	221,937
Fulton Financial Corp.		34,487	263,826
Glacier Bancorp, Inc.	†	18,549	173,804
Great Southern Bancorp, Inc.		1,809	30,355
Green Bankshares, Inc.	*	2,129	2,704
Guaranty Bancorp	*	20,379	24,455
Hancock Holding Co.		12,701	340,133
Hanmi Financial Corp.	*	21,834	18,122
Heritage Commerce Corp.	*	5,846	22,507

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Heritage Financial Corp./Washington		972	$10,731
IBERIABANK Corp.		6,270	295,066
Independent Bank Corp./Massachusetts	†	3,125	67,938
Independent Bank Corp./Michigan	*†	389	743
International Bancshares Corp.		6,833	89,854
Investors Bancorp, Inc.	*	16,332	206,273
Lakeland Financial Corp.	†	4,180	86,359
Macatawa Bank Corp.	*	1,599	4,317
MainSource Financial Group, Inc.	†	3,185	27,773
MB Financial, Inc.		3,847	56,628
Merchants Bancshares, Inc.		1,298	34,760
Midsouth Bancorp, Inc.		3,651	39,248
MidWestOne Financial Group, Inc.		4,566	65,476
Nara Bancorp, Inc.	*	22,258	135,106
National Penn Bancshares, Inc.		8,522	59,739
NBT Bancorp, Inc.		4,152	77,310
Northfield Bancorp, Inc.	†	6,837	90,522
Old National Bancorp/Indiana		30,830	287,336
Old Second Bancorp, Inc.	*	1,975	2,489
Oriental Financial Group, Inc. (Puerto Rico)		19,202	185,683
Pacific Capital Bancorp NA	*	906	23,121
Pacific Premier Bancorp, Inc.	*	977	5,842
PacWest Bancorp		2,392	33,344
Park National Corp.	†	1,146	60,601
Peapack Gladstone Financial Corp.		1,086	10,947
Peoples Bancorp, Inc./Ohio	†	1,235	13,585
Peoples Financial Corp./Mississippi		3,749	39,739
Pinnacle Financial Partners, Inc.	*†	2,764	30,238
Popular, Inc. (Puerto Rico)	*	174,906	262,359
Preferred Bank/Los Angeles CA	*	894	7,098
PrivateBancorp, Inc.		12,737	95,782
Prosperity Bancshares, Inc.	†	8,275	270,427
Renasant Corp.	†	2,924	37,223
Republic Bancorp, Inc./Kentucky, Class A	†	2,055	36,394
Royal Bancshares of Pennsylvania, Inc., Class A	*†	11,522	10,946
S&T Bancorp, Inc.		2,764	44,666
Sandy Spring Bancorp, Inc.		2,239	32,757
Seacoast Banking Corp. of Florida	*	2,998	4,407
Shore Bancshares, Inc.		5,419	23,573
Sierra Bancorp		5,758	52,686
Signature Bank/New York	*	3,883	185,336
Simmons First National Corp., Class A	†	2,377	51,581
Southwest Bancorp, Inc./Oklahoma	*	2,739	11,559
State Bancorp, Inc./New York		3,354	35,452
Sterling Bancorp/New York	†	3,135	22,760
Sterling Financial Corp./Washington	*	59	730
Suffolk Bancorp		1,614	13,428
Susquehanna Bancshares, Inc.		8,996	49,208
SVB Financial Group	*	5,353	198,061
SY Bancorp, Inc.		2,543	47,351
Synovus Financial Corp.		85,830	91,838
TCF Financial Corp.		16,152	147,952
Texas Capital Bancshares, Inc.	*†	6,292	143,772
Tompkins Financial Corp.	†	1,087	38,893
TowneBank/Virginia	†	2,280	25,924
Trustmark Corp.	†	7,243	131,460
UMB Financial Corp.		5,083	163,063

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Umpqua Holdings Corp.		15,160	$133,256
Union First Market Bankshares Corp.		2,131	22,844
United Bankshares, Inc.	†	4,222	84,820
United Community Banks, Inc./Georgia	*†	5,391	45,770
Valley National Bancorp	†	41,646	441,031
Virginia Commerce Bancorp, Inc.	*	10,179	59,751
Washington Trust Bancorp, Inc.		2,413	47,729
Webster Financial Corp.		19,943	305,128
WesBanco, Inc.		2,340	40,505
West Coast Bancorp/Oregon	*	1,663	23,282
Westamerica Bancorporation	†	5,748	220,263
Western Alliance Bancorp	*	35,451	194,271
Wilshire Bancorp, Inc.	*	17,149	46,988
Wintrust Financial Corp.		4,088	105,511

			13,353,267

Commercial Services & Supplies—1.5%
ABM Industries, Inc.		7,480	142,569
ACCO Brands Corp.	*	10,589	50,510
American Reprographics Co.	*	15,235	51,190
APAC Customer Services, Inc.	*	1,972	16,801
Brink’s Co. (The)		6,600	153,846
Casella Waste Systems, Inc., Class A	*†	5,820	30,613
Cenveo, Inc.	*	10,269	30,910
Clean Harbors, Inc.	*	5,992	307,390
Consolidated Graphics, Inc.	*	699	25,534
Copart, Inc.	*	8,857	346,486
Corrections Corp. of America	*	24,320	551,821
Courier Corp.	†	1,904	12,452
Covanta Holding Corp.		30,863	468,809
Deluxe Corp.		6,902	128,377
EnergySolutions, Inc.	*	17,158	60,568
Ennis, Inc.		2,217	28,954
G&K Services, Inc., Class A		1,576	40,251
Geo Group, Inc. (The)	*	17,444	323,761
Healthcare Services Group, Inc.		6,684	107,880
Herman Miller, Inc.		5,018	89,621
Higher One Holdings, Inc.	*†	896	14,578
HNI Corp.	†	4,666	89,261
Interface, Inc., Class A	†	3,470	41,154
Intersections, Inc.		1,900	24,415
Kimball International, Inc., Class B	†	4,445	21,603
Knoll, Inc.		4,910	67,267
M&F Worldwide Corp.	*	1,251	30,800
McGrath Rentcorp		2,460	58,523
Metalico, Inc.	*†	1,513	5,901
Mine Safety Appliances Co.		2,725	73,466
Mobile Mini, Inc.	*†	3,320	54,581
Multi-Color Corp.		1,912	43,192
Perma-Fix Environmental Services, Inc.	*	25,765	30,918
Rollins, Inc.	†	17,041	318,837
Standard Register Co. (The)		1,650	4,175
Steelcase, Inc., Class A		19,006	119,928
Sykes Enterprises, Inc.	*	3,519	52,609
Team, Inc.	*	1,659	34,806
Tetra Tech, Inc.	*	6,841	128,200
TRC Cos., Inc.	*	11,036	33,218
Unifirst Corp.		605	27,400
United Stationers, Inc.		4,110	111,997
US Ecology, Inc.		11,022	170,510

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Viad Corp.	†	1,978	$33,586
Virco Mfg. Corp.		1,859	2,881
Waste Connections, Inc.		22,712	768,120

			5,330,269

Communications Equipment—1.5%
Acme Packet, Inc.	*	10,066	428,711
ADTRAN, Inc.		10,447	276,428
Alliance Fiber Optic Products, Inc.	*†	963	6,895
AltiGen Communications, Inc.	*	4,110	2,795
Anaren, Inc.	*	2,003	38,357
Arris Group, Inc.	*	15,630	160,989
Aruba Networks, Inc.	*†	19,013	397,562
Aviat Networks, Inc.	*	4,485	10,540
BigBand Networks, Inc.	*†	17,113	21,905
Black Box Corp.		1,414	30,189
Blonder Tongue Laboratories, Inc.	*	2,285	2,879
Blue Coat Systems, Inc.	*	9,599	133,234
Brocade Communications Systems, Inc.	*	59,993	259,170
Ciena Corp.	*†	20,644	231,213
Comtech Telecommunications Corp.		3,394	95,337
DG FastChannel, Inc.	*†	2,455	41,612
Digi International, Inc.	*†	2,517	27,687
Ditech Networks, Inc.	*	3,980	4,139
EchoStar Corp., Class A	*	7,416	167,676
Emcore Corp.	*†	6,178	6,116
Emulex Corp.	*	15,840	101,376
Extreme Networks, Inc.	*†	9,940	26,341
Finisar Corp.	*	14,812	259,802
Globecomm Systems, Inc.	*	5,067	68,455
Harmonic, Inc.	*	19,391	82,606
Infinera Corp.	*†	10,202	78,759
InterDigital, Inc.	†	7,655	356,570
Ixia	*	5,492	42,124
KVH Industries, Inc.	*†	3,755	29,702
Loral Space & Communications, Inc.	*	1,513	75,801
NETGEAR, Inc.	*	3,773	97,683
Network Engines, Inc.	*	1,330	1,543
Network Equipment Technologies, Inc.	*	20,690	40,139
Numerex Corp., Class A	*	1,800	10,008
Oclaro, Inc.	*†	9,084	33,066
Oplink Communications, Inc.	*	1,808	27,373
Optical Cable Corp.		241	774
ORBCOMM, Inc.	*	3,512	8,956
Parkervision, Inc.	*†	2,943	2,642
Performance Technologies, Inc.	*	794	1,564
Plantronics, Inc.	†	8,788	250,019
Polycom, Inc.	*	29,324	538,682
Powerwave Technologies, Inc.	*	34,063	58,588
Riverbed Technology, Inc.	*	24,023	479,499
Sonus Networks, Inc.	*	112,241	243,563
Sycamore Networks, Inc.		1,477	26,660
Symmetricom, Inc.	*	6,110	26,517
Tekelec	*	12,588	76,031
UTStarcom Holdings Corp. (China)	*	14,322	14,608
Viasat, Inc.	*	2,822	94,001
Westell Technologies, Inc., Class A	*	3,671	7,929
Zoom Technologies, Inc. (China)	*†	542	835

			5,505,650

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Computers & Peripherals—0.5%
ADPT Corp.	*	45,448	$121,801
Avid Technology, Inc.	*†	2,658	20,573
Concurrent Computer Corp.	*	759	4,235
Cray, Inc.	*	4,598	24,415
Dataram Corp.	*†	1,175	1,551
Diebold, Inc.		12,043	331,303
Dot Hill Systems Corp.	*	3,866	5,838
Electronics for Imaging, Inc.	*	3,912	52,695
Hutchinson Technology, Inc.	*	2,054	4,026
iGO, Inc.	*	2,804	3,589
Imation Corp.	*†	13,307	97,274
Immersion Corp.	*	5,977	35,742
Intermec, Inc.	*	5,471	35,671
Intevac, Inc.	*†	3,891	27,198
NCR Corp.	*	20,810	351,481
Novatel Wireless, Inc.	*	10,536	31,819
Overland Storage, Inc.	*	9,851	23,839
Presstek, Inc.	*	6,107	4,116
QLogic Corp.	*	23,188	294,024
Quantum Corp.	*	58,778	106,388
Rimage Corp.		924	11,689
Silicon Graphics International Corp.	*†	4,183	49,861
STEC, Inc.	*†	14,855	150,630
Stratasys, Inc.	*	1,962	36,375
Synaptics, Inc.	*†	5,067	121,101
TransAct Technologies, Inc.	*	889	7,290

			1,954,524

Construction & Engineering—0.7%
AECOM Technology Corp.	*	22,083	390,207
Comfort Systems USA, Inc.	†	3,803	31,641
Dycom Industries, Inc.	*	13,213	202,159
EMCOR Group, Inc.	*	10,329	209,988
Furmanite Corp.	*†	4,100	22,181
Granite Construction, Inc.		5,631	105,694
Insituform Technologies, Inc., Class A	*	2,980	34,508
KBR, Inc.		23,517	555,707
Layne Christensen Co.	*	1,813	41,880
MasTec, Inc.	*	11,328	199,486
Northwest Pipe Co.	*	1,025	20,797
Orion Marine Group, Inc.	*	17,265	99,619
Pike Electric Corp.	*	1,369	9,268
Shaw Group, Inc. (The)	*	12,959	281,729
Sterling Construction Co., Inc.	*	1,751	19,559
Tutor Perini Corp.		5,845	67,159
URS Corp.	*	11,073	328,425

			2,620,007

Construction Materials—0.1%
Eagle Materials, Inc.		5,122	85,281
Headwaters, Inc.	*	14,630	21,067
Martin Marietta Materials, Inc.	†	3,598	227,466
Texas Industries, Inc.	†	3,011	95,569

			429,383

Consumer Finance—0.4%
Advance America Cash Advance Centers, Inc.		14,459	106,418
Cash America International, Inc.		6,335	324,099
CompuCredit Holdings Corp.	*†	1,291	3,602
DFC Global Corp.	*	10,439	228,092
Ezcorp, Inc., Class A	*	6,505	185,653
First Cash Financial Services, Inc.	*	7,544	316,471

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
First Marblehead Corp. (The)	*	4,118	$4,200
Nelnet, Inc., Class A		4,517	84,829
World Acceptance Corp.	*	1,219	68,203

			1,321,567

Containers & Packaging—1.0%
AEP Industries, Inc.	*	1,109	24,620
AptarGroup, Inc.		7,066	315,638
Crown Holdings, Inc.	*	30,785	942,329
Graphic Packaging Holding Co.	*	52,944	182,657
Greif, Inc., Class A		3,616	155,090
Myers Industries, Inc.		1,717	17,428
Packaging Corp. of America		18,597	433,310
Rock-Tenn Co., Class A		10,108	492,057
Silgan Holdings, Inc.		9,969	366,261
Sonoco Products Co.		13,000	366,990
Temple-Inland, Inc.		13,971	438,270

			3,734,650

Distributors—0.2%
Audiovox Corp., Class A	*	2,945	16,168
LKQ Corp.	*	20,506	495,425
Pool Corp.		4,626	121,109

			632,702

Diversified Consumer Services—0.9%
American Public Education, Inc.	*†	2,444	83,096
Ascent Capital Group, Inc., Class A	*	2,424	95,312
Capella Education Co.	*	3,229	91,639
Career Education Corp.	*	11,632	151,797
Coinstar, Inc.	*†	3,501	140,040
Corinthian Colleges, Inc.	*†	17,447	27,217
Education Management Corp.	*†	12,017	178,332
Grand Canyon Education, Inc.	*†	8,434	136,209
Hillenbrand, Inc.		8,605	158,332
ITT Educational Services, Inc.	*†	4,939	284,388
Jackson Hewitt Tax Service, Inc.	*‡d	5,730	—
K12, Inc.	*	7,115	181,148
Learning Tree International, Inc.	*	4,044	29,602
Matthews International Corp., Class A	†	4,455	137,036
Regis Corp.	†	11,698	164,825
Service Corp. International		43,179	395,520
Sotheby’s		8,625	237,791
Steiner Leisure Ltd. (Bahamas)	*	1,645	67,067
Stewart Enterprises, Inc., Class A	†	6,846	40,734
Strayer Education, Inc.	†	944	72,376
Universal Technical Institute, Inc.	*†	2,513	34,152
Weight Watchers International, Inc.		8,214	478,465

			3,185,078

Diversified Financial Services—0.3%
Asset Acceptance Capital Corp.	*	3,797	12,796
Asta Funding, Inc.		1,791	14,525
Interactive Brokers Group, Inc., Class A		8,249	114,909
MarketAxess Holdings, Inc.		8,655	225,203
MSCI, Inc., Class A	*	18,307	555,251
PHH Corp.	*	11,809	189,889
Pico Holdings, Inc.	*	1,955	40,097
Portfolio Recovery Associates, Inc.	*	1,413	87,917
Resource America, Inc., Class A		1,547	6,977

			1,247,564

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Diversified Telecommunication Services—0.6%
8x8, Inc.	*†	33,730	$137,281
AboveNet, Inc.		2,364	126,710
Alaska Communications Systems Group, Inc.	†	4,537	29,763
Atlantic Tele-Network, Inc.		1,034	33,998
Cbeyond, Inc.	*†	5,638	39,804
Cincinnati Bell, Inc.	*	76,144	235,285
Cogent Communications Group, Inc.	*	3,453	46,443
Consolidated Communications Holdings, Inc.		13,175	237,809
General Communication, Inc., Class A	*†	3,847	31,545
Global Crossing Ltd. (Bermuda)	*	6,182	147,812
HickoryTech Corp.	†	2,286	21,991
IDT Corp., Class B		2,274	46,390
Integrated Telecom Express, Inc.	*‡d	1,103	—
Level 3 Communications, Inc.	*†	261,592	389,772
Neutral Tandem, Inc.	*	13,265	128,405
PAETEC Holding Corp.	*	24,547	129,854
Premiere Global Services, Inc.	*	5,642	36,222
Superior TeleCom, Inc.	*‡d	2,014	—
SureWest Communications	†	6,213	65,050
tw telecom inc.	*	20,524	339,056

			2,223,190

Electric Utilities—1.6%
Allete, Inc.		4,094	149,963
Central Vermont Public Service Corp.		6,116	215,344
Cleco Corp.		11,970	408,656
DPL, Inc.		12,111	365,026
El Paso Electric Co.		7,572	242,985
Empire District Electric Co. (The)		16,867	326,882
Great Plains Energy, Inc.		23,293	449,555
Hawaiian Electric Industries, Inc.		20,866	506,626
IDACORP, Inc.		8,071	304,922
ITC Holdings Corp.		6,028	466,748
MGE Energy, Inc.		4,750	193,183
NV Energy, Inc.		39,944	587,576
Otter Tail Corp.		2,897	53,015
PNM Resources, Inc.		14,732	242,047
Portland General Electric Co.		15,548	368,332
UIL Holdings Corp.	†	8,902	293,143
Unisource Energy Corp.		9,264	334,338
Unitil Corp.		1,689	43,374
Westar Energy, Inc.		16,911	446,789

			5,998,504

Electrical Equipment—1.2%
A123 Systems, Inc.	*†	39,421	135,608
Active Power, Inc.	*†	28,492	36,755
Acuity Brands, Inc.	†	3,756	135,366
American Superconductor Corp.	*†	6,746	26,512
AMETEK, Inc.		27,583	909,412
AZZ, Inc.	†	1,134	43,965
Babcock & Wilcox Co. (The)	*	17,673	345,507
Belden, Inc.		6,735	173,696
Brady Corp., Class A		6,805	179,856
Capstone Turbine Corp.	*†	79,299	79,299
Encore Wire Corp.		1,693	34,842
EnerSys	*	11,416	228,548
Franklin Electric Co., Inc.	†	3,929	142,544

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
FuelCell Energy, Inc.	*†	9,197	$7,725
General Cable Corp.	*	7,507	175,288
GrafTech International Ltd.	*	22,518	285,979
Hubbell, Inc., Class B		6,100	302,194
II-VI, Inc.	*	3,964	69,370
LSI Industries, Inc.		3,003	18,709
Magnetek, Inc.	*	4,586	4,219
Orbit International Corp.	*	2,812	10,067
Plug Power, Inc.	*†	893	1,634
Polypore International, Inc.	*	3,591	202,963
Powell Industries, Inc.	*	1,046	32,395
PowerSecure International, Inc.	*	2,650	12,535
Regal-Beloit Corp.		5,997	272,144
Thomas & Betts Corp.	*	11,229	448,149
Ultralife Corp.	*	3,672	18,323
Universal Security Instruments, Inc.	*	266	1,460
Valence Technology, Inc.	*†	4,773	4,964
Vicor Corp.		3,481	30,459
Woodward, Inc.		5,398	147,905

			4,518,392

Electronic Equipment, Instruments & Components—2.0%
Agilysys, Inc.	*	2,266	16,157
Anixter International, Inc.		5,818	276,006
Arrow Electronics, Inc.	*	15,039	417,783
Avnet, Inc.	*	25,575	666,996
AVX Corp.		11,056	131,235
Benchmark Electronics, Inc.	*	14,600	189,946
Brightpoint, Inc.	*	13,208	121,646
CalAmp Corp.	*	7,372	23,664
Checkpoint Systems, Inc.	*	3,624	49,214
Cognex Corp.		3,335	90,412
Coherent, Inc.	*	3,191	137,085
CTS Corp.	†	4,578	37,219
Daktronics, Inc.	†	3,564	30,579
Dolby Laboratories, Inc., Class A	*	6,100	167,384
DTS, Inc.	*	1,605	39,852
Echelon Corp.	*†	3,748	26,273
Electro Rent Corp.		2,563	35,395
Electro Scientific Industries, Inc.	*	3,685	43,815
FARO Technologies, Inc.	*	1,212	38,239
FEI Co.	*	7,016	210,199
Frequency Electronics, Inc.	*	822	7,012
ID Systems, Inc.	*	2,437	12,429
Identive Group, Inc.	*	1,494	2,973
Ingram Micro, Inc., Class A	*	34,983	564,276
Insight Enterprises, Inc.	*	2,944	44,572
IPG Photonics Corp.	*	6,852	297,651
Iteris, Inc.	*	4,264	4,861
Itron, Inc.	*	7,560	223,020
LeCroy Corp.	*	3,916	30,936
Lightpath Technologies, Inc., Class A	*†	17,646	25,410
Littelfuse, Inc.	†	2,845	114,397
LoJack Corp.	*	1,880	5,960
LRAD Corp.	*	3,686	6,782
Maxwell Technologies, Inc.	*†	3,381	62,244
Measurement Specialties, Inc.	*	3,063	79,515
Mercury Computer Systems, Inc.	*	2,443	28,094
Mesa Laboratories, Inc.		1,200	44,688
Methode Electronics, Inc.	†	12,888	95,758
Microvision, Inc.	*†	114,459	77,844
MTS Systems Corp.		1,818	55,704
National Instruments Corp.		15,986	365,440

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Newport Corp.	*	3,015	$32,592
OSI Systems, Inc.	*	2,179	73,040
Park Electrochemical Corp.		1,950	41,671
PC Connection, Inc.	*	2,755	21,985
Planar Systems, Inc.	*	8,504	17,008
Plexus Corp.	*	4,416	99,890
Power-One, Inc.	*†	35,502	159,759
Pulse Electronics Corp.		7,988	22,846
Radisys Corp.	*	2,757	16,873
Research Frontiers, Inc.	*†	2,932	11,083
Rofin-Sinar Technologies, Inc.	*	3,102	59,558
Rogers Corp.	*	1,417	55,447
Sanmina-SCI Corp.	*	9,115	60,888
ScanSource, Inc.	*	1,798	53,149
Sigmatron International, Inc.	*	283	972
SYNNEX Corp.	*	3,024	79,229
Tech Data Corp.	*	8,839	382,110
Trimble Navigation Ltd.	*	15,373	515,764
TTM Technologies, Inc.	*	9,216	87,644
Universal Display Corp.	*	3,507	168,126
Vishay Intertechnology, Inc.	*†	19,798	165,511
Vishay Precision Group, Inc.	*	7,543	99,417
Wayside Technology Group, Inc.		1,787	17,924
X-Rite, Inc.	*†	2,441	9,105
Zygo Corp.	*	2,489	28,773

			7,179,029

Energy Equipment & Services—1.9%
Atwood Oceanics, Inc.	*	6,999	240,486
Basic Energy Services, Inc.	*	5,491	77,753
Bolt Technology Corp.	*	3,477	34,909
Bristow Group, Inc.		4,542	192,717
Cal Dive International, Inc.	*	45,231	86,391
CARBO Ceramics, Inc.		2,127	218,081
Complete Production Services, Inc.	*	13,043	245,861
Dawson Geophysical Co.	*	930	21,929
Dresser-Rand Group, Inc.	*	13,863	561,867
Dril-Quip, Inc.	*	3,396	183,078
Exterran Holdings, Inc.	*†	10,606	103,090
Global Industries Ltd.	*	41,063	325,219
Gulfmark Offshore, Inc., Class A	*	3,081	111,964
Helix Energy Solutions Group, Inc.	*	10,795	141,415
Hercules Offshore, Inc.	*†	42,310	123,545
Hornbeck Offshore Services, Inc.	*†	4,277	106,540
ION Geophysical Corp.	*	22,870	108,175
Key Energy Services, Inc.	*	31,716	300,985
Lufkin Industries, Inc.		5,305	282,279
Matrix Service Co.	*	2,410	20,509
McDermott International, Inc.	*	33,388	359,255
Mitcham Industries, Inc.	*	3,707	41,518
Natural Gas Services Group, Inc.	*†	2,837	36,399
Newpark Resources, Inc.	*	17,228	104,919
Oceaneering International, Inc.		12,244	432,703
Oil States International, Inc.	*	5,243	266,974
OYO Geospace Corp.	*	550	30,960
Parker Drilling Co.	*	15,606	68,510
Patterson-UTI Energy, Inc.		30,685	532,078
PHI, Inc.	*	1,283	24,557
Pioneer Drilling Co.	*	16,802	120,638
RPC, Inc.	†	16,792	274,045
SEACOR Holdings, Inc.		2,438	195,552
Sulphco, Inc.	*†	8,130	20
Superior Energy Services, Inc.	*	9,083	238,338
Tetra Technologies, Inc.	*	8,961	69,179

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Tidewater, Inc.		5,295	$222,655
Unit Corp.	*	6,179	228,129
Vantage Drilling Co.	*	35,506	44,382

			6,777,604

Food & Staples Retailing—0.4%
Andersons, Inc. (The)		1,795	60,420
Arden Group, Inc., Class A	†	391	31,085
BJ’s Wholesale Club, Inc.	*	7,510	384,812
Casey’s General Stores, Inc.		6,741	294,245
Nash Finch Co.		1,190	32,047
Pantry, Inc. (The)	*	2,139	25,946
Pricesmart, Inc.		531	33,092
Rite Aid Corp.	*	203,564	199,493
Ruddick Corp.	†	5,954	232,146
Spartan Stores, Inc.		3,490	54,025
United Natural Foods, Inc.	*	3,712	137,493
Village Super Market, Inc., Class A		2,777	66,481
Weis Markets, Inc.		1,103	40,877
Winn-Dixie Stores, Inc.	*	8,034	47,561

			1,639,723

Food Products—2.1%
B&G Foods, Inc.		15,789	263,361
Bridgford Foods Corp.	†	1,169	10,848
Bunge Ltd.		23,299	1,358,099
Calavo Growers, Inc.	†	2,244	46,047
Cal-Maine Foods, Inc.	†	6,514	204,735
Chiquita Brands International, Inc.	*	6,442	53,726
Corn Products International, Inc.		11,022	432,503
Darling International, Inc.	*	17,587	221,420
Diamond Foods, Inc.	†	4,466	356,342
Dole Food Co., Inc.	*†	12,165	121,650
Farmer Bros. Co.	†	930	5,124
Flowers Foods, Inc.	†	31,835	619,509
Fresh Del Monte Produce, Inc.		7,305	169,476
Green Mountain Coffee Roasters, Inc.	*	16,979	1,578,028
Griffin Land & Nurseries, Inc.	†	2,039	52,362
Hain Celestial Group, Inc. (The)	*	9,137	279,135
Inventure Foods, Inc.	*	9,182	35,810
J&J Snack Foods Corp.		1,866	89,661
John B. Sanfilippo & Son, Inc.	*	1,899	15,154
Lancaster Colony Corp.	†	2,437	148,682
Omega Protein Corp.	*	1,515	13,756
Ralcorp Holdings, Inc.	*	8,015	614,831
Sanderson Farms, Inc.	†	1,537	73,008
Smart Balance, Inc.	*	15,817	93,320
Smithfield Foods, Inc.	*	17,257	336,512
Snyders-Lance, Inc.		3,688	76,895
Tootsie Roll Industries, Inc.		3,161	76,243
TreeHouse Foods, Inc.	*	6,700	414,328

			7,760,565

Gas Utilities—1.2%
AGL Resources, Inc.		9,836	400,719
Atmos Energy Corp.		15,421	500,411
Chesapeake Utilities Corp.	†	2,965	118,926
Delta Natural Gas Co., Inc.		3,757	114,964
Laclede Group, Inc. (The)		1,902	73,702
National Fuel Gas Co.		11,592	564,299
New Jersey Resources Corp.		6,212	264,445
Northwest Natural Gas Co.		3,667	161,715
Piedmont Natural Gas Co., Inc.	†	16,155	466,718
Questar Corp.		28,555	505,709

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
South Jersey Industries, Inc.		3,110	$154,722
Southwest Gas Corp.		6,345	229,499
UGI Corp.		16,949	445,250
WGL Holdings, Inc.		7,596	296,776

			4,297,855

Health Care Equipment & Supplies—2.4%
Abaxis, Inc.	*	1,864	42,704
ABIOMED, Inc.	*	3,940	43,458
Accuray, Inc.	*	3,768	15,147
Alere, Inc.	*	9,884	194,221
Align Technology, Inc.	*	7,897	119,797
Analogic Corp.		1,287	58,443
Angiodynamics, Inc.	*	14,132	185,694
Atrion Corp.	†	308	63,876
Biolase Technology, Inc.	*†	21,643	64,929
Cantel Medical Corp.		4,511	95,272
Cerus Corp.	*†	16,123	34,181
Conceptus, Inc.	*	2,419	25,327
CONMED Corp.	*†	9,592	220,712
Cooper Cos., Inc. (The)		6,853	542,415
CryoLife, Inc.	*	4,037	18,126
Cutera, Inc.	*	3,098	22,058
Cyberonics, Inc.	*†	2,351	66,533
Cynosure, Inc., Class A	*	772	7,789
DexCom, Inc.	*	11,213	134,556
Endologix, Inc.	*†	11,397	114,426
Gen-Probe, Inc.	*	7,280	416,780
Greatbatch, Inc.	*	2,283	45,683
Haemonetics Corp.	*	3,839	224,505
Hill-Rom Holdings, Inc.		7,479	224,520
Hologic, Inc.	*	50,037	761,063
ICU Medical, Inc.	*	1,366	50,269
IDEXX Laboratories, Inc.	*	3,869	266,845
Insulet Corp.	*	2,068	31,558
Integra LifeSciences Holdings Corp.	*	2,236	79,982
Invacare Corp.		3,258	75,064
IRIS International, Inc.	*	2,570	23,053
Kensey Nash Corp.	*	1,683	41,233
Kinetic Concepts, Inc.	*	7,372	485,741
MAKO Surgical Corp.	*†	679	23,235
Masimo Corp.		5,620	121,673
Medical Action Industries, Inc.	*†	7,146	36,087
Meridian Bioscience, Inc.	†	4,370	68,784
Merit Medical Systems, Inc.	*	3,136	41,207
Natus Medical, Inc.	*	15,518	147,576
Neogen Corp.	*	2,463	85,515
NuVasive, Inc.	*	6,151	104,998
NxStage Medical, Inc.	*	8,331	173,785
OraSure Technologies, Inc.	*	4,328	34,451
Orthofix International NV (Netherlands Antilles)	*	2,888	99,665
Palomar Medical Technologies, Inc.	*	2,762	21,765
Quidel Corp.	*†	14,799	242,260
ResMed, Inc.	*†	24,606	708,407
Rochester Medical Corp.	*	5,305	40,424
RTI Biologics, Inc.	*	7,464	24,557
Sirona Dental Systems, Inc.	*	9,020	382,538
SonoSite, Inc.	*	1,320	40,049
Spectranetics Corp.	*	3,376	24,105
Staar Surgical Co.	*†	13,188	102,866
STERIS Corp.		8,705	254,795
SurModics, Inc.	*	1,932	17,581
Synovis Life Technologies, Inc.	*†	4,579	76,469

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Teleflex, Inc.		5,080	$273,152
Theragenics Corp.	*	5,822	7,685
ThermoGenesis Corp.	*	1,079	1,338
Thoratec Corp.	*	8,803	287,330
Urologix, Inc.	*†	25,612	25,356
Vision-Sciences, Inc.	*	27,178	51,638
Volcano Corp.	*	4,832	143,172
West Pharmaceutical Services, Inc.		3,358	124,582
Wright Medical Group, Inc.	*	3,907	69,857
Young Innovations, Inc.		677	19,294
Zoll Medical Corp.	*	6,431	242,706

			8,914,862

Health Care Providers & Services—2.6%
Alliance HealthCare Services, Inc.	*	10,817	12,331
Almost Family, Inc.	*	2,502	41,608
Amedisys, Inc.	*	2,921	43,289
American Dental Partners, Inc.	*	1,668	16,113
AMERIGROUP Corp.	*	4,801	187,287
AMN Healthcare Services, Inc.	*†	3,864	15,495
Amsurg Corp.	*	3,079	69,278
Bio-Reference Labs, Inc.	*†	11,461	210,997
BioScrip, Inc.	*	3,476	22,107
Brookdale Senior Living, Inc.	*	23,328	292,533
Capital Senior Living Corp.	*	9,966	61,490
CardioNet, Inc.	*	8,331	24,993
Catalyst Health Solutions, Inc.	*	6,266	361,486
Centene Corp.	*	7,045	201,980
Chemed Corp.		2,102	115,526
Chindex International, Inc.	*	1,527	13,453
Community Health Systems, Inc.	*	12,136	201,943
Cross Country Healthcare, Inc.	*	2,631	10,998
Emeritus Corp.	*	5,975	84,248
Ensign Group, Inc. (The)	†	3,393	78,412
Five Star Quality Care, Inc.	*	23,205	58,013
Gentiva Health Services, Inc.	*	3,767	20,794
Hanger Orthopedic Group, Inc.	*	5,939	112,188
HCA Holdings, Inc.	*	19,869	400,559
Health Management Associates, Inc., Class A	*	38,960	269,603
Health Net, Inc.	*	15,676	371,678
Healthsouth Corp.	*†	20,125	300,466
Healthspring, Inc.	*	9,193	335,177
Healthways, Inc.	*	3,517	34,572
Henry Schein, Inc.	*	12,835	795,898
HMS Holdings Corp.	*	12,192	297,363
IPC The Hospitalist Co., Inc.	*	4,870	173,810
Kindred Healthcare, Inc.	*	6,873	59,245
Landauer, Inc.		923	45,725
LHC Group, Inc.	*	8,598	146,682
LifePoint Hospitals, Inc.	*	7,355	269,487
Lincare Holdings, Inc.		18,068	406,530
Magellan Health Services, Inc.	*	4,963	239,713
Mednax, Inc.	*	8,122	508,762
Molina Healthcare, Inc.	*	3,366	51,971
MWI Veterinary Supply, Inc.	*	1,472	101,303
National Healthcare Corp.	†	1,078	34,819
National Research Corp.		1,250	41,425
Omnicare, Inc.	†	16,127	410,110
Owens & Minor, Inc.	†	8,595	244,786
PDI, Inc.	*	864	5,789
PharMerica Corp.	*	5,445	77,700
Providence Service Corp. (The)	*†	3,898	41,514
PSS World Medical, Inc.	*†	12,977	255,517

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Psychemedics Corp.		902	$6,431
Skilled Healthcare Group, Inc., Class A	*	10,902	39,356
Sun Healthcare Group, Inc.	*†	7,309	19,734
Sunrise Senior Living, Inc.	*†	17,453	80,807
Triple-S Management Corp., Class B (Puerto Rico)	*	7,729	129,461
U.S. Physical Therapy, Inc.		2,083	38,577
Universal American Corp.		10,462	105,248
Universal Health Services, Inc., Class B		10,922	371,348
Vanguard Health Systems, Inc.	*	3,023	30,714
VCA Antech, Inc.	*	10,401	166,208
WellCare Health Plans, Inc.	*	5,753	218,499

			9,383,149

Health Care Technology—0.6%
Allscripts Healthcare Solutions, Inc.	*	35,462	639,025
athenahealth, Inc.	*	3,145	187,285
Computer Programs & Systems, Inc.		3,593	237,677
Emdeon, Inc., Class A	*	14,625	274,804
MedAssets, Inc.	*	10,517	101,068
Medidata Solutions, Inc.	*	11,494	188,961
Mediware Information Systems, Inc.	*	1,191	13,625
Merge Healthcare, Inc.	*	9,619	58,580
Omnicell, Inc.	*	7,892	108,752
Quality Systems, Inc.		2,355	228,435

			2,038,212

Hotels, Restaurants & Leisure—2.7%
AFC Enterprises, Inc.	*	5,988	70,838
Ambassadors Group, Inc.		2,796	16,021
Ameristar Casinos, Inc.		3,664	58,807
Bally Technologies, Inc.	*	6,636	179,039
Benihana, Inc., Class A	*	680	5,855
Biglari Holdings, Inc.	*	109	32,307
Bluegreen Corp.	*	1,800	3,780
Bob Evans Farms, Inc.		2,925	83,421
Boyd Gaming Corp.	*†	9,758	47,814
Brinker International, Inc.		10,232	214,053
Buffalo Wild Wings, Inc.	*	4,069	243,326
CEC Entertainment, Inc.		1,994	56,769
Cheesecake Factory, Inc. (The)	*†	8,701	214,480
Choice Hotels International, Inc.		4,865	144,588
Churchill Downs, Inc.		1,567	61,160
Cosi, Inc.	*	16,495	11,876
Cracker Barrel Old Country Store, Inc.	†	2,879	115,390
DineEquity, Inc.	*	1,467	56,465
Domino’s Pizza, Inc.	*	13,628	371,363
Dover Downs Gaming & Entertainment, Inc.		1,687	3,796
Dover Motorsports, Inc.	*	1,645	2,007
Gaylord Entertainment Co.	*†	5,614	108,575
Great Wolf Resorts, Inc.	*†	3,072	7,864
Hyatt Hotels Corp., Class A	*	7,286	228,562
International Speedway Corp., Class A		3,250	74,230
Interval Leisure Group, Inc.	*†	2,598	34,605
Isle of Capri Casinos, Inc.	*	1,251	6,055
Jack in the Box, Inc.	*	8,142	162,189
Jamba, Inc.	*†	31,424	40,537
Krispy Kreme Doughnuts, Inc.	*	23,022	157,010
Las Vegas Sands Corp.	*	76,820	2,945,279

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Life Time Fitness, Inc.	*	4,455	$164,167
Luby’s, Inc.	*	14,427	59,151
Marcus Corp.	†	1,805	17,960
McCormick & Schmick’s Seafood Restaurants, Inc.	*	5,172	35,790
MGM Resorts International	*	55,276	513,514
Monarch Casino & Resort, Inc.	*	6,897	67,453
Morgans Hotel Group Co.	*	7,052	42,242
MTR Gaming Group, Inc.	*	4,525	8,869
Multimedia Games Holding Co., Inc.	*	2,902	11,724
O’Charleys, Inc.	*	3,157	18,753
Orient-Express Hotels Ltd., Class A (Bermuda)	*	13,651	94,328
P.F. Chang’s China Bistro, Inc.		6,121	166,736
Panera Bread Co., Class A	*	3,669	381,356
Papa John’s International, Inc.	*†	2,356	71,622
Peet’s Coffee & Tea, Inc.	*†	2,241	124,689
Penn National Gaming, Inc.	*	12,585	418,955
Pinnacle Entertainment, Inc.	*	17,097	155,241
Red Robin Gourmet Burgers, Inc.	*	1,203	28,980
Royal Caribbean Cruises Ltd.		20,165	436,371
Ruby Tuesday, Inc.	*	17,015	121,827
Scientific Games Corp., Class A	*	13,630	97,046
Shuffle Master, Inc.	*	6,463	54,354
Six Flags Entertainment Corp.	†	1,192	33,042
Sonic Corp.	*	9,901	70,000
Speedway Motorsports, Inc.		1,680	20,294
Texas Roadhouse, Inc.		18,770	248,139
Vail Resorts, Inc.	†	3,943	149,006
Wendy’s Co. (The)		64,355	295,389
WMS Industries, Inc.	*	4,326	76,094

			9,741,153

Household Durables—0.9%
American Greetings Corp., Class A	†	7,214	133,459
Bassett Furniture Industries, Inc.		610	4,301
Beazer Homes USA, Inc.	*†	42,835	64,681
Blyth, Inc.		877	48,630
Cavco Industries, Inc.	*†	1,216	41,879
CSS Industries, Inc.	†	1,140	19,015
Ethan Allen Interiors, Inc.		3,468	47,199
Furniture Brands International, Inc.	*	9,746	20,077
Helen of Troy Ltd. (Bermuda)	*	3,893	97,792
Hooker Furniture Corp.		3,953	35,775
Hovnanian Enterprises, Inc., Class A	*†	48,421	59,074
Jarden Corp.		12,259	346,439
KB Home	†	14,381	84,273
Kid Brands, Inc.	*	1,157	3,054
La-Z-Boy, Inc.	*	13,087	96,975
M/I Homes, Inc.	*	1,741	10,463
MDC Holdings, Inc.	†	5,581	94,542
Meritage Homes Corp.	*	4,845	73,353
Mohawk Industries, Inc.	*†	6,823	292,775
NVR, Inc.	*	724	437,282
Ryland Group, Inc.	†	14,068	149,824
Sealy Corp.	*†	6,171	9,133
Skyline Corp.		918	8,767
Standard Pacific Corp.	*†	29,234	72,208
Tempur-Pedic International, Inc.	*	7,158	376,582
Toll Brothers, Inc.	*	11,959	172,568
Tupperware Brands Corp.		8,397	451,255

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Universal Electronics, Inc.	*	3,125	$51,219

			3,302,594

Household Products—0.5%
Central Garden and Pet Co., Class A	*	2,770	19,612
Church & Dwight Co., Inc.		23,762	1,050,280
Energizer Holdings, Inc.	*	10,075	669,383
WD-40 Co.		2,756	109,799

			1,849,074

Independent Power Producers & Energy Traders—0.4%
Calpine Corp.	*	66,057	930,083
Dynegy, Inc.	*	14,760	60,811
GenOn Energy, Inc.	*	76,798	213,498
Ormat Technologies, Inc.	†	9,093	146,215
Tegal Corp.	*	62	115

			1,350,722

Industrial Conglomerates—0.2%
Carlisle Cos., Inc.		9,558	304,709
Raven Industries, Inc.	†	5,412	260,858
Seaboard Corp.		43	77,486
Standex International Corp.		1,584	49,310
Tredegar Corp.		2,467	36,586

			728,949

Insurance—4.3%
Alleghany Corp.	*	565	163,003
Allied World Assurance Co. Holdings AG (Switzerland)		7,005	376,239
Alterra Capital Holdings Ltd. (Bermuda)		12,148	230,448
American Financial Group, Inc.		16,388	509,175
American National Insurance Co.		3,374	233,650
American Safety Insurance Holdings Ltd.	*	8,481	156,050
AMERISAFE, Inc.	*	5,765	106,134
Amtrust Financial Services, Inc.		10,931	243,324
Arch Capital Group Ltd. (Bermuda)	*	20,295	663,139
Argo Group International Holdings Ltd. (Bermuda)		3,031	85,989
Arthur J. Gallagher & Co.		18,492	486,340
Aspen Insurance Holdings Ltd. (Bermuda)		15,684	361,359
Assured Guaranty Ltd. (Bermuda)		13,965	153,475
Axis Capital Holdings Ltd. (Bermuda)		22,431	581,860
Baldwin & Lyons, Inc., Class B		1,316	28,123
Brown & Brown, Inc.		21,999	391,582
Citizens, Inc.	*	31,776	203,684
CNA Financial Corp.		8,930	200,657
CNO Financial Group, Inc.	*	33,835	183,047
Crawford & Co., Class B	†	3,543	18,990
Delphi Financial Group, Inc., Class A		5,179	111,452
eHealth, Inc.	*†	9,146	124,934
EMC Insurance Group, Inc.		1,041	19,154
Employers Holdings, Inc.		8,216	104,836
Endurance Specialty Holdings Ltd. (Bermuda)		8,383	286,279
Enstar Group Ltd. (Bermuda)	*	626	59,614
Erie Indemnity Co., Class A		3,864	275,040
Everest Re Group Ltd. (Bermuda)		6,361	504,936
FBL Financial Group, Inc., Class A		2,268	60,374

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Fidelity National Financial, Inc., Class A		32,905	$499,498
First American Financial Corp.		13,864	177,459
Flagstone Reinsurance Holdings SA (Luxembourg)		11,279	87,412
FPIC Insurance Group, Inc.	*	2,681	112,173
Greenlight Capital Re Ltd., Class A (Cayman Islands)	*	4,754	98,598
Hanover Insurance Group, Inc. (The)		4,015	142,533
Harleysville Group, Inc.		1,278	75,223
HCC Insurance Holdings, Inc.		17,226	465,963
Hilltop Holdings, Inc.	*	14,636	105,526
Horace Mann Educators Corp.		8,295	94,646
Independence Holding Co.	†	5,932	43,007
Infinity Property & Casualty Corp.		1,280	67,174
Kansas City Life Insurance Co.	†	1,203	37,137
Kemper Corp.		10,658	255,366
Markel Corp.	*	1,119	399,628
MBIA, Inc.	*†	16,126	117,236
Meadowbrook Insurance Group, Inc.	†	27,453	244,606
Mercury General Corp.		4,983	191,098
Montpelier Re Holdings Ltd. (Bermuda)	†	16,354	289,139
National Financial Partners Corp.	*†	9,598	105,002
Navigators Group, Inc. (The)	*	1,745	75,384
Old Republic International Corp.		38,160	340,387
OneBeacon Insurance Group Ltd., Class A		6,290	85,796
PartnerRe Ltd. (Bermuda)		8,285	433,057
Phoenix Cos., Inc. (The)	*†	29,424	35,897
Platinum Underwriters Holdings Ltd. (Bermuda)		9,707	298,490
Presidential Life Corp.		2,568	21,109
ProAssurance Corp.		2,725	196,255
Protective Life Corp.		9,843	153,846
Reinsurance Group of America, Inc.		11,204	514,824
RenaissanceRe Holdings Ltd. (Bermuda)		7,307	466,187
RLI Corp.	†	1,980	125,888
Safety Insurance Group, Inc.		1,536	58,107
SeaBright Holdings, Inc.	†	3,141	22,615
Selective Insurance Group, Inc.		7,536	98,345
StanCorp Financial Group, Inc.		8,779	242,037
State Auto Financial Corp.		2,585	33,993
Stewart Information Services Corp.		1,684	14,887
Symetra Financial Corp.		15,274	124,483
Tower Group, Inc.	†	3,847	87,942
Transatlantic Holdings, Inc.		7,241	351,333
United Fire & Casualty Co.		2,592	45,853
Validus Holdings Ltd. (Bermuda)		11,918	296,997
W.R. Berkley Corp.		24,388	724,080
White Mountains Insurance Group Ltd.		706	286,460

			15,665,563

Internet & Catalog Retail—0.6%
1-800-Flowers.com, Inc., Class A	*	2,113	4,902
Blue Nile, Inc.	*	2,444	86,224
dELiA*s, Inc.	*	2,555	3,373
Geeknet, Inc.	*	661	13,365
Hollywood Media Corp.	*	10,671	15,793
HSN, Inc.	*	4,954	164,126

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Liberty Interactive Corp., Series A	*	87,071	$1,286,039
Nutrisystem, Inc.	†	5,029	60,901
Overstock.com, Inc.	*	3,326	30,832
Shutterfly, Inc.	*	8,472	348,877
Valuevision Media, Inc., Class A	*	6,193	14,616

			2,029,048

Internet Software & Services—1.3%
AOL, Inc.	*	17,023	204,276
Autobytel, Inc.	*	4,755	4,042
comScore, Inc.	*†	2,914	49,159
Constant Contact, Inc.	*†	8,587	148,469
Crexendo, Inc.		1,043	3,025
DealerTrack Holdings, Inc.	*	4,113	64,451
Digital River, Inc.	*	5,786	119,944
Earthlink, Inc.		42,332	276,428
Equinix, Inc.	*	5,159	458,274
IAC/InterActiveCorp	*	17,208	680,576
Infospace, Inc.	*	11,869	99,225
Internap Network Services Corp.	*	12,216	60,103
Ipass, Inc.	*†	6,163	7,704
j2 Global Communications, Inc.		4,168	112,119
Keynote Systems, Inc.		3,262	68,926
Limelight Networks, Inc.	*	3,711	8,758
LinkedIn Corp., Class A	*†	1,220	95,257
LivePerson, Inc.	*	3,334	33,173
LogMeIn, Inc.	*†	6,170	204,906
Looksmart Ltd.	*	4,010	5,293
LoopNet, Inc.	*	13,367	228,977
Marchex, Inc., Class B	†	2,710	23,035
ModusLink Global Solutions, Inc.		3,461	12,079
Move, Inc.	*	57,258	83,024
NIC, Inc.	†	10,696	122,469
OpenTable, Inc.	*†	4,703	216,385
Openwave Systems, Inc.	*†	21,687	33,832
Perficient, Inc.	*	2,090	15,299
Rackspace Hosting, Inc.	*	12,978	443,069
RealNetworks, Inc.	†	2,695	22,719
Saba Software, Inc.	*†	3,576	20,598
Stamps.com, Inc.	†	2,642	54,002
support.com, Inc.	*	4,962	9,825
United Online, Inc.		13,965	73,037
ValueClick, Inc.	*	13,525	210,449
Vertro, Inc.	*	1,316	2,316
Vocus, Inc.	*	2,731	45,771
Web.com Group, Inc.	*	1,785	12,459
WebMD Health Corp.	*	5,789	174,538
WebMediaBrands, Inc.	*	4,020	2,573
XO Group, Inc.	*	3,458	28,252
Zix Corp.	*	18,330	48,941

			4,587,757

IT Services—1.9%
Acxiom Corp.	*	9,001	95,771
Alliance Data Systems Corp.	*	7,049	653,442
Broadridge Financial Solutions, Inc.		28,662	577,253
CACI International, Inc., Class A	*	4,269	213,194
Cass Information Systems, Inc.	†	1,213	37,664
Ciber, Inc.	*	14,012	42,456
Convergys Corp.	*	26,869	252,031
CoreLogic, Inc.	*	15,057	160,658
CSG Systems International, Inc.	*	3,644	46,060
DST Systems, Inc.		9,426	413,142
Edgewater Technology, Inc.	*	2,568	5,983

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Euronet Worldwide, Inc.	*	6,728	$105,899
Forrester Research, Inc.		1,573	51,138
Gartner, Inc.	*	16,757	584,317
Genpact Ltd. (Bermuda)	*	32,476	467,330
Global Cash Access Holdings, Inc.	*	27,153	69,512
Global Payments, Inc.		12,629	510,085
Hackett Group, Inc. (The)	*	7,902	29,474
Heartland Payment Systems, Inc.		6,660	131,335
iGATE Corp.		2,997	34,585
Jack Henry & Associates, Inc.		11,227	325,358
Lender Processing Services, Inc.	†	11,943	163,500
Lionbridge Technologies, Inc.	*	18,369	45,188
Management Network Group, Inc.	*	320	646
Mantech International Corp., Class A		3,037	95,301
Mastech Holdings, Inc.	*	357	1,021
MAXIMUS, Inc.		3,820	133,318
MoneyGram International, Inc.	*	29,126	67,864
NCI, Inc., Class A	*†	1,956	23,335
NeuStar, Inc., Class A	*	16,732	420,642
Online Resources Corp.	*	2,780	7,089
Pfsweb, Inc.	*	1,209	4,570
Sapient Corp.		25,306	256,603
StarTek, Inc.	*	1,875	5,344
Syntel, Inc.		2,510	108,407
TeleTech Holdings, Inc.	*	4,611	70,272
TNS, Inc.	*	6,651	125,039
Unisys Corp.	*	7,450	116,890
VeriFone Systems, Inc.	*	12,855	450,182
Wright Express Corp.	*	3,947	150,144

			7,052,042

Leisure Equipment & Products—0.3%
Arctic Cat, Inc.	*	1,738	25,184
Brunswick Corp.		10,281	144,345
Callaway Golf Co.		18,335	94,792
Eastman Kodak Co.	*†	13,983	10,908
Jakks Pacific, Inc.	†	2,425	45,954
Leapfrog Enterprises, Inc.	*	19,865	66,945
Nautilus, Inc.	*	2,480	3,720
Polaris Industries, Inc.		7,116	355,587
Smith & Wesson Holding Corp.	*†	46,824	117,996
Steinway Musical Instruments, Inc.	*	1,536	33,116
Sturm Ruger & Co., Inc.		2,146	55,753

			954,300

Life Sciences Tools & Services—1.1%
Affymetrix, Inc.	*	21,563	105,659
Albany Molecular Research, Inc.	*	2,944	8,302
Bio-Rad Laboratories, Inc., Class A	*	2,830	256,879
Bruker Corp.	*	19,689	266,392
Caliper Life Sciences, Inc.	*	3,187	33,368
Cambrex Corp.	*	2,958	14,908
Charles River Laboratories International, Inc.	*	11,766	336,743
Covance, Inc.	*	7,186	326,604
Enzo Biochem, Inc.	*	6,306	16,206
eResearchTechnology, Inc.	*	6,233	27,799
Furiex Pharmaceuticals, Inc.	*	1,473	20,961
Illumina, Inc.	*	21,790	891,647
Luminex Corp.	*	4,012	88,946
Mettler-Toledo International, Inc.	*	3,252	455,150
Parexel International Corp.	*	8,690	164,502

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Pharmaceutical Product Development, Inc.		22,651	$581,225
Sequenom, Inc.	*†	27,582	140,392
Techne Corp.		4,152	282,377

			4,018,060

Machinery—3.5%
3D Systems Corp.	*†	5,464	76,441
Actuant Corp., Class A		12,782	252,445
AGCO Corp.	*	12,087	417,848
Albany International Corp., Class A		3,055	55,754
Ampco-Pittsburgh Corp.		986	20,164
Astec Industries, Inc.	*†	1,849	54,139
Badger Meter, Inc.	†	4,287	124,023
Barnes Group, Inc.		11,835	227,824
Blount International, Inc.	*	7,734	103,326
Briggs & Stratton Corp.	†	9,174	123,941
Cascade Corp.		779	26,011
Chart Industries, Inc.	*	2,690	113,437
CIRCOR International, Inc.		1,935	56,831
CLARCOR, Inc.		11,105	459,525
Colfax Corp.	*†	7,548	152,923
Columbus McKinnon Corp.	*	4,765	52,224
Commercial Vehicle Group, Inc.	*	6,660	43,756
Crane Co.		13,035	465,219
Donaldson Co., Inc.		13,228	724,894
Dynamic Materials Corp.	†	9,575	150,806
EnPro Industries, Inc.	*	4,972	147,569
ESCO Technologies, Inc.		1,735	44,243
Federal Signal Corp.	†	13,964	61,721
Flow International Corp.	*†	9,896	21,870
Force Protection, Inc.	*	26,560	102,256
FreightCar America, Inc.	*	2,798	40,319
Gardner Denver, Inc.		9,936	631,433
Gorman-Rupp Co. (The)		2,362	58,318
Graco, Inc.		12,553	428,559
Graham Corp.		882	14,677
Greenbrier Cos., Inc.	*	1,812	21,110
Harsco Corp.		14,896	288,833
Hurco Cos., Inc.	*	1,248	25,334
IDEX Corp.		15,725	489,991
John Bean Technologies Corp.		3,917	55,856
Kadant, Inc.	*	1,553	27,581
Kaydon Corp.		6,909	198,150
Kennametal, Inc.		13,046	427,126
L.B. Foster Co., Class A		951	21,141
Lincoln Electric Holdings, Inc.		8,567	248,529
Lindsay Corp.		969	52,132
Lydall, Inc.	*	2,150	19,135
Manitowoc Co., Inc. (The)		19,361	129,912
Meritor, Inc.	*	20,436	144,278
Middleby Corp.	*	2,361	166,356
Mueller Industries, Inc.		5,751	221,931
Mueller Water Products, Inc., Class A		30,046	74,514
NACCO Industries, Inc., Class A		310	19,654
Navistar International Corp.	*	7,357	236,307
NN, Inc.	*	6,804	34,360
Nordson Corp.		6,766	268,881
Oshkosh Corp.	*	13,390	210,759
Pentair, Inc.		18,151	581,014
RBC Bearings, Inc.	*	6,724	228,549
Robbins & Myers, Inc.		7,886	273,723
Sauer-Danfoss, Inc.	*	5,746	166,059

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
SPX Corp.		5,152	$233,437
Tecumseh Products Co., Class A	*†	1,703	12,415
Tennant Co.	†	1,394	49,306
Terex Corp.	*	19,117	196,140
Timken Co.		16,506	541,727
Titan International, Inc.		9,793	146,895
Toro Co. (The)		5,445	268,275
Trinity Industries, Inc.		7,537	161,367
Valmont Industries, Inc.		3,340	260,320
Wabash National Corp.	*	10,878	51,888
WABCO Holdings, Inc.	*	12,392	469,161
Wabtec Corp.		8,755	462,877
Watts Water Technologies, Inc., Class A	†	5,096	135,808

			12,873,327

Marine—0.2%
Alexander & Baldwin, Inc.		4,742	173,225
Eagle Bulk Shipping, Inc.	*†	41,794	65,617
Excel Maritime Carriers Ltd. (Greece)	*†	20,382	42,394
Genco Shipping & Trading Ltd.	*†	24,517	191,478
International Shipholding Corp.	†	724	13,387
Kirby Corp.	*	7,872	414,382

			900,483

Media—2.5%
A.H. Belo Corp., Class A		3,861	16,216
AMC Networks, Inc., Class A	*	11,748	375,349
Arbitron, Inc.		3,649	120,709
Belo Corp., Class A		21,860	106,895
Carmike Cinemas, Inc.	*	6,117	40,433
Charter Communications, Inc., Class A	*	6,240	292,282
Cinemark Holdings, Inc.		17,966	339,198
Clear Channel Outdoor Holdings, Inc., Class A	*	16,925	158,418
Crown Media Holdings, Inc., Class A	*†	4,399	6,291
Cumulus Media, Inc., Class A	*	3,854	10,945
DISH Network Corp., Class A	*	36,082	904,215
DreamWorks Animation SKG, Inc., Class A	*	11,561	210,179
E.W. Scripps Co., (The), Class A	*	8,186	57,302
Emmis Communications Corp., Class A	*	4,461	2,989
Entercom Communications Corp., Class A	*	1,873	9,833
Entravision Communications Corp., Class A	*	4,930	5,029
Gray Television, Inc.	*†	3,878	6,050
Harris Interactive, Inc.	*	6,590	3,229
Harte-Hanks, Inc.		4,646	39,398
John Wiley & Sons, Inc., Class A		5,504	244,488
Journal Communications, Inc., Class A	*	3,220	9,563
Lamar Advertising Co., Class A	*†	8,776	149,455
Lee Enterprises, Inc.	*†	6,600	5,148
Liberty Global, Inc., Series A	*	21,905	792,523
Liberty Media Corp. - Liberty Capital, Class A	*	10,695	707,153
Liberty Media Corp. - Liberty Starz, Class A	*	8,558	543,947
LIN TV Corp., Class A	*	2,390	5,210

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Live Nation Entertainment, Inc.	*	27,818	$222,822
Madison Square Garden Co. (The), Class A	*	14,922	340,222
Martha Stewart Living Omnimedia, Class A	*†	20,003	62,409
McClatchy Co. (The), Class A	*†	3,506	4,698
Media General, Inc., Class A	*†	1,595	3,046
Meredith Corp.	†	7,863	178,018
Morningstar, Inc.		5,535	312,395
National CineMedia, Inc.		13,811	200,398
Navarre Corp.	*	6,720	11,424
New Frontier Media, Inc.	*	6,104	6,531
New York Times Co. (The), Class A	*†	11,654	67,710
Radio Unica Communications Corp.	*‡d	1,900	—
Regal Entertainment Group, Class A	†	23,267	273,155
Salem Communications Corp., Class A		850	1,947
Scholastic Corp.	†	2,095	58,723
Sinclair Broadcast Group, Inc., Class A		4,220	30,257
Sirius XM Radio, Inc.	*†	676,489	1,021,498
Valassis Communications, Inc.	*†	8,118	152,131
Value Line, Inc.	†	573	6,584
Virgin Media, Inc.		44,223	1,076,830
World Wrestling Entertainment, Inc., Class A	†	4,170	37,155

			9,230,400

Metals & Mining—1.6%
Allied Nevada Gold Corp.	*	16,240	581,554
AMCOL International Corp.		2,631	63,118
Carpenter Technology Corp.		4,339	194,778
Century Aluminum Co.	*	15,081	134,824
Coeur d’Alene Mines Corp.	*	19,535	418,830
Commercial Metals Co.		11,670	110,982
Compass Minerals International, Inc.		3,483	232,595
Globe Specialty Metals, Inc.		11,348	164,773
Haynes International, Inc.		1,057	45,927
Hecla Mining Co.	*	44,607	239,094
Horsehead Holding Corp.	*	13,896	103,108
Kaiser Aluminum Corp.		2,084	92,279
Materion Corp.	*	2,925	66,339
Molycorp, Inc.	*†	9,411	309,340
Olympic Steel, Inc.		3,361	56,935
Reliance Steel & Aluminum Co.		9,657	328,435
Royal Gold, Inc.		8,379	536,759
RTI International Metals, Inc.	*	3,141	73,248
Schnitzer Steel Industries, Inc., Class A		2,485	91,448
Southern Copper Corp.		34,410	859,906
Steel Dynamics, Inc.		48,814	484,235
Stillwater Mining Co.	*	10,913	92,760
Universal Stainless & Alloy Products, Inc.	*	2,058	52,314
Walter Energy, Inc.		8,560	513,686
Worthington Industries, Inc.	†	8,883	124,095

			5,971,362

Multiline Retail—0.7%
99 Cents Only Stores	*	15,350	282,747
Dillard’s, Inc., Class A	†	7,476	325,056
Dollar General Corp.	*	6,843	258,392
Dollar Tree, Inc.	*	19,629	1,474,334

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Fred’s, Inc., Class A	†	3,463	$36,916
Saks, Inc.	*†	24,378	213,308
Tuesday Morning Corp.	*†	1,816	6,392

			2,597,145

Multi-Utilities—1.1%
Alliant Energy Corp.		17,335	670,518
Avista Corp.		9,906	236,258
Black Hills Corp.	†	8,743	267,886
CH Energy Group, Inc.		1,512	78,881
MDU Resources Group, Inc.		36,356	697,672
NorthWestern Corp.		8,186	261,461
NSTAR		18,989	850,897
OGE Energy Corp.		12,390	592,118
Vectren Corp.		15,917	431,032

			4,086,723

Office Electronics—0.1%
Zebra Technologies Corp., Class A	*	6,386	197,583

Oil, Gas & Consumable Fuels—4.9%
Abraxas Petroleum Corp.	*†	30,906	81,592
Adams Resources & Energy, Inc.		1,462	29,606
Apco Oil and Gas International, Inc.		2,488	185,157
Approach Resources, Inc.	*	11,314	192,225
Arch Coal, Inc.		34,830	507,821
Atlas Energy, L.P.	*‡	17,131	1,713
ATP Oil & Gas Corp.	*†	8,607	66,360
Berry Petroleum Co., Class A		6,599	233,473
Bill Barrett Corp.	*	5,963	216,099
Blue Dolphin Energy Co.	*†	521	1,224
BP Prudhoe Bay Royalty Trust		2,101	221,340
BPZ Resources, Inc.	*†	15,708	43,511
Brigham Exploration Co.	*	24,495	618,744
Callon Petroleum Co.	*†	20,318	78,631
Carrizo Oil & Gas, Inc.	*	6,765	145,786
Cheniere Energy, Inc.	*†	12,363	63,669
Cimarex Energy Co.		12,073	672,466
Clayton Williams Energy, Inc.	*	1,241	53,127
Cloud Peak Energy, Inc.	*	12,175	206,366
Comstock Resources, Inc.	*†	8,107	125,334
Concho Resources, Inc.	*	13,463	957,758
Contango Oil & Gas Co.	*	2,731	149,413
Continental Resources, Inc.	*	9,857	476,783
CREDO Petroleum Corp.	*	5,377	44,790
Cross Timbers Royalty Trust		833	37,402
Crosstex Energy, Inc.		7,011	94,508
CVR Energy, Inc.	*	12,428	262,728
Delta Petroleum Corp.	*†	3,386	7,212
DHT Holdings, Inc. (Jersey, Channel Islands)	†	19,677	40,141
Energen Corp.		11,032	451,098
Energy XXI Bermuda Ltd. (Bermuda)	*	9,706	208,194
Evergreen Energy, Inc.	*	373	332
EXCO Resources, Inc.		39,666	425,220
Forest Oil Corp.	*	18,939	272,722
FX Energy, Inc.	*	12,608	52,071
General Maritime Corp.	†	59,768	15,540
GMX Resources, Inc.	*†	17,772	40,342
Goodrich Petroleum Corp.	*†	9,150	108,153
Gulfport Energy Corp.	*	2,712	65,576
Harvest Natural Resources, Inc.	*†	4,175	35,780
HollyFrontier Corp.		21,797	571,517
Hugoton Royalty Trust		8,143	173,039

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
James River Coal Co.	*†	10,211	$65,044
Kinder Morgan, Inc.	†	112,609	2,915,447
Kodiak Oil & Gas Corp.	*	43,941	228,933
Magnum Hunter Resources Corp.	*†	29,727	98,396
McMoRan Exploration Co.	*†	16,876	167,579
Northern Oil and Gas, Inc.	*†	3,099	60,090
Oasis Petroleum, Inc.	*	6,600	147,378
Overseas Shipholding Group, Inc.	†	3,627	49,835
Pacific Ethanol, Inc.	*	1,422	411
Patriot Coal Corp.	*	21,000	177,660
Penn Virginia Corp.	†	4,723	26,307
Petroleum Development Corp.	*†	3,828	74,225
Petroquest Energy, Inc.	*†	13,685	75,268
Plains Exploration & Production Co.	*	19,395	440,460
PostRock Energy Corp.	*	295	926
Quicksilver Resources, Inc.	*†	22,131	167,753
Rentech, Inc.	*	80,188	62,563
REX American Resources Corp.	*	1,034	17,454
Rosetta Resources, Inc.	*	8,720	298,398
SandRidge Energy, Inc.	*†	63,115	350,919
Ship Finance International Ltd. (Bermuda)	†	12,947	168,311
SM Energy Co.		8,055	488,536
Southern Union Co.		23,193	940,940
Stone Energy Corp.	*	10,027	162,538
Swift Energy Co.	*	4,183	101,814
Syntroleum Corp.	*	9,066	7,798
Teekay Corp. (Canada)		5,045	114,067
Tengasco, Inc.	*	9,394	6,900
Toreador Resources Corp. (France)	*	3,690	11,328
Tri-Valley Corp.	*†	10,477	1,886
Ultra Petroleum Corp.	*	27,014	748,828
Uranium Resources, Inc.	*†	5,500	3,748
USEC, Inc.	*†	30,878	49,714
Vaalco Energy, Inc.	*	28,928	140,590
Verenium Corp.	*†	149	356
W&T Offshore, Inc.		9,297	127,927
Warren Resources, Inc.	*	8,229	19,750
Western Refining, Inc.	*†	17,718	220,766
Westmoreland Coal Co.	*	2,951	22,900
Whiting Petroleum Corp.	*	14,185	497,610
World Fuel Services Corp.		6,743	220,159

			17,716,075

Paper & Forest Products—0.4%
Buckeye Technologies, Inc.		10,964	264,342
Clearwater Paper Corp.	*	3,108	105,610
Deltic Timber Corp.		1,046	62,425
Domtar Corp. (Canada)		5,318	362,528
Louisiana-Pacific Corp.	*†	14,060	71,706
Neenah Paper, Inc.		2,110	29,920
P.H. Glatfelter Co.	†	15,913	210,211
Schweitzer-Mauduit International, Inc.		1,838	102,689
Wausau Paper Corp.	†	21,260	135,851

			1,345,282

Personal Products—0.5%
Elizabeth Arden, Inc.	*	2,728	77,584
Herbalife Ltd. (Cayman Islands)		17,345	929,692
Mannatech, Inc.	*	2,631	1,421
Medifast, Inc.	*†	5,962	96,286
Nu Skin Enterprises, Inc., Class A	†	12,200	494,344
Prestige Brands Holdings, Inc.	*	21,896	198,159

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Reliv International, Inc.		3,018	$4,799
USANA Health Sciences, Inc.	*†	2,706	74,415

			1,876,700

Pharmaceuticals—1.3%
Adolor Corp.	*	8,628	14,840
Alexza Pharmaceuticals, Inc.	*†	102,706	112,977
Auxilium Pharmaceuticals, Inc.	*	9,961	149,315
AVANIR Pharmaceuticals, Inc., Class A	*†	61,519	175,944
Cadence Pharmaceuticals, Inc.	*†	9,924	65,002
Columbia Laboratories, Inc.	*	5,940	11,583
Depomed, Inc.	*†	27,228	147,031
Durect Corp.	*	7,330	11,801
Emisphere Technologies, Inc.	*†	3,412	6,653
Endo Pharmaceuticals Holdings, Inc.	*	20,739	580,485
Heska Corp.	*	446	3,845
Hi-Tech Pharmacal Co., Inc.	*†	2,404	80,774
Impax Laboratories, Inc.	*	8,295	148,564
Jazz Pharmaceuticals, Inc.	*	1,251	51,942
KV Pharmaceutical Co., Class A	*†	32,504	43,881
Medicines Co. (The)	*	7,193	107,032
Medicis Pharmaceutical Corp., Class A		7,481	272,907
Nektar Therapeutics	*	9,644	46,773
Obagi Medical Products, Inc.	*	2,119	19,219
Optimer Pharmaceuticals, Inc.	*†	5,641	78,072
Pain Therapeutics, Inc.	*	10,298	49,019
Par Pharmaceutical Cos., Inc.	*	6,292	167,493
Perrigo Co.		12,448	1,208,825
Pozen, Inc.	*	1,922	4,632
Questcor Pharmaceuticals, Inc.	*	15,581	424,738
Salix Pharmaceuticals Ltd.	*	7,359	217,826
Santarus, Inc.	*	11,760	32,810
Viropharma, Inc.	*	10,938	197,650
Vivus, Inc.	*†	33,485	270,224
XenoPort, Inc.	*	3,786	22,337

			4,724,194

Professional Services—1.2%
Acacia Research - Acacia Technologies	*	6,281	226,053
Advisory Board Co. (The)	*	1,300	83,889
Barrett Business Services, Inc.		3,976	55,425
CBIZ, Inc.	*†	26,675	175,788
CDI Corp.	†	2,129	22,738
Corporate Executive Board Co. (The)		6,168	183,806
CoStar Group, Inc.	*†	1,557	80,917
CRA International, Inc.	*	1,427	28,554
Exponent, Inc.	*	1,790	73,981
FTI Consulting, Inc.	*†	10,274	378,186
Heidrick & Struggles International, Inc.	†	2,178	35,828
Hudson Highland Group, Inc.	*†	10,844	37,087
Huron Consulting Group, Inc.	*	2,888	89,904
ICF International, Inc.	*	8,590	161,578
IHS, Inc., Class A	*	5,858	438,237
Insperity, Inc.	†	2,357	52,443
Kelly Services, Inc., Class A		2,431	27,713
Kforce, Inc.	*†	3,398	33,334
Korn/Ferry International	*	8,421	102,652
Manpower, Inc.		8,866	298,075

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Navigant Consulting, Inc.	*	11,220	$104,009
Odyssey Marine Exploration, Inc.	*†	24,771	60,937
On Assignment, Inc.	*	3,093	21,868
RCM Technologies, Inc.	*	13,065	58,662
Resources Connection, Inc.		3,825	37,409
School Specialty, Inc.	*†	1,184	8,442
Towers Watson & Co., Class A		11,113	664,335
TrueBlue, Inc.	*	7,619	86,323
Verisk Analytics, Inc., Class A	*	17,196	597,905

			4,226,078

Real Estate Investment Trusts (REITs)—8.9%
Acadia Realty Trust REIT		16,088	300,846
Agree Realty Corp. REIT		2,037	44,366
Alexander’s, Inc. REIT		319	115,165
Alexandria Real Estate Equities, Inc. REIT		7,841	481,359
American Campus Communities, Inc. REIT		15,204	565,741
American Capital Agency Corp. REIT		25,194	682,757
Annaly Capital Management, Inc. REIT		154,182	2,564,047
Anworth Mortgage Asset Corp. REIT		44,342	301,526
Apollo Commercial Real Estate Finance, Inc. REIT		5,200	68,484
Arbor Realty Trust, Inc. REIT	*	6,648	25,129
Ashford Hospitality Trust, Inc. REIT		19,635	137,838
Associated Estates Realty Corp. REIT		18,657	288,437
BioMed Realty Trust, Inc. REIT		13,681	226,694
Brandywine Realty Trust REIT		23,412	187,530
BRE Properties, Inc. REIT		8,612	364,632
BRT Realty Trust REIT	*	9,712	60,409
Camden Property Trust REIT		9,065	500,932
Capital Trust, Inc., Class A REIT	*†	4,198	9,362
CapLease, Inc. REIT		35,097	126,700
Capstead Mortgage Corp. REIT		28,246	325,959
CBL & Associates Properties, Inc. REIT		32,319	367,144
Cedar Shopping Centers, Inc. REIT		4,496	13,983
Chimera Investment Corp. REIT		109,899	304,420
Cogdell Spencer, Inc. REIT		39,163	147,645
Colonial Properties Trust REIT		17,084	310,245
CommonWealth REIT REIT		7,412	140,606
Corporate Office Properties Trust REIT		12,130	264,191
Cousins Properties, Inc. REIT		43,575	254,914
CubeSmart REIT		34,171	291,479
CYS Investments, Inc. REIT	†	27,199	328,836
DCT Industrial Trust, Inc. REIT		18,769	82,396
DDR Corp. REIT		24,698	269,208
DiamondRock Hospitality Co. REIT	†	34,477	240,994
Digital Realty Trust, Inc. REIT	†	13,599	750,121
Douglas Emmett, Inc. REIT		16,696	285,502
Duke Realty Corp. REIT		32,206	338,163
DuPont Fabros Technology, Inc. REIT	†	12,750	251,048
EastGroup Properties, Inc. REIT		6,641	253,288
Education Realty Trust, Inc. REIT		33,387	286,794
Entertainment Properties Trust REIT		8,626	336,241

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Equity Lifestyle Properties, Inc. REIT		6,439	$403,725
Equity One, Inc. REIT		21,527	341,418
Essex Property Trust, Inc. REIT		4,521	542,701
Extra Space Storage, Inc. REIT		24,311	452,914
Federal Realty Investment Trust REIT		9,765	804,734
FelCor Lodging Trust, Inc. REIT	*	33,618	78,330
First Industrial Realty Trust, Inc. REIT	*	10,948	87,584
First Potomac Realty Trust REIT		7,225	90,096
Franklin Street Properties Corp. REIT	†	16,006	181,028
General Growth Properties, Inc. REIT	†	82,885	1,002,909
Getty Realty Corp. REIT	†	1,935	27,903
Glimcher Realty Trust REIT		17,380	123,050
Government Properties Income Trust REIT		13,114	282,082
Gramercy Capital Corp. REIT	*†	3,048	9,571
Hatteras Financial Corp. REIT		11,601	291,881
Healthcare Realty Trust, Inc. REIT		18,697	315,044
Hersha Hospitality Trust REIT		37,283	128,999
Highwoods Properties, Inc. REIT	†	11,752	332,112
Home Properties, Inc. REIT		5,794	328,867
Hospitality Properties Trust REIT		16,708	354,711
Inland Real Estate Corp. REIT		22,433	163,761
Invesco Mortgage Capital, Inc. REIT		10,442	147,545
Investors Real Estate Trust REIT	†	10,352	74,534
iStar Financial, Inc. REIT	*	17,809	103,648
Kilroy Realty Corp. REIT		7,577	237,160
Kite Realty Group Trust REIT		13,680	50,069
LaSalle Hotel Properties REIT		11,043	212,026
Lexington Realty Trust REIT	†	15,470	101,174
Liberty Property Trust REIT		13,963	406,463
LTC Properties, Inc. REIT		5,270	133,436
Macerich Co. (The) REIT		19,971	851,364
Mack-Cali Realty Corp. REIT		13,743	367,625
Medical Properties Trust, Inc. REIT		26,987	241,534
MFA Financial, Inc. REIT		35,167	246,872
Mid-America Apartment Communities, Inc. REIT	†	6,728	405,160
Mission West Properties, Inc. REIT		7,471	56,705
Monmouth Real Estate Investment Corp., Class A REIT	†	9,567	75,866
MPG Office Trust, Inc. REIT	*†	10,479	22,111
National Health Investors, Inc. REIT		2,715	114,383
National Retail Properties, Inc. REIT	†	11,298	303,577
Newcastle Investment Corp. REIT		20,499	83,431
NorthStar Realty Finance Corp. REIT	†	20,272	66,898
Omega Healthcare Investors, Inc. REIT		19,310	307,608
Parkway Properties, Inc. REIT	†	3,135	34,516
Pennsylvania Real Estate Investment Trust REIT	†	5,599	43,280
PennyMac Mortgage Investment Trust REIT		6,871	109,249
Piedmont Office Realty Trust, Inc., Class A REIT	†	26,997	436,541

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
PMC Commercial Trust REIT		2,035	$15,873
Post Properties, Inc. REIT		8,260	286,952
Potlatch Corp. REIT		9,789	308,549
PS Business Parks, Inc. REIT		2,662	131,875
RAIT Financial Trust REIT	†	25,884	87,747
Ramco-Gershenson Properties Trust REIT		11,313	92,767
Rayonier, Inc. REIT		21,383	786,681
Realty Income Corp. REIT	†	19,824	639,126
Redwood Trust, Inc. REIT		25,061	279,931
Regency Centers Corp. REIT		10,771	380,539
Resource Capital Corp. REIT	†	31,183	155,915
Sabra Healthcare REIT, Inc. REIT		1,477	14,091
Saul Centers, Inc. REIT		1,310	44,291
Senior Housing Properties Trust REIT		23,596	508,258
SL Green Realty Corp. REIT		11,816	687,100
Sovran Self Storage, Inc. REIT		7,171	266,546
Starwood Property Trust, Inc. REIT		19,327	331,651
Strategic Hotels & Resorts, Inc. REIT	*	29,212	125,904
Sun Communities, Inc. REIT	†	3,803	133,828
Sunstone Hotel Investors, Inc. REIT	*	15,570	88,593
Tanger Factory Outlet Centers, Inc. REIT		19,842	516,090
Taubman Centers, Inc. REIT		7,520	378,331
UDR, Inc. REIT		30,762	681,071
Universal Health Realty Income Trust REIT		2,198	73,875
Urstadt Biddle Properties, Inc., Class A REIT		9,838	157,113
Washington Real Estate Investment Trust REIT		12,758	359,520
Weingarten Realty Investors REIT		14,499	306,944
Winthrop Realty Trust REIT		3,054	26,539

			32,337,026

Real Estate Management & Development—0.5%
Altisource Portfolio Solutions SA (Luxembourg)	*	1,020	36,098
Brookfield Office Properties, Inc.		53,916	742,423
Consolidated-Tomoka Land Co.		530	13,918
Forest City Enterprises, Inc., Class A	*	33,533	357,462
Forestar Group, Inc.	*	8,367	91,284
Grubb & Ellis Co.	*†	2,553	1,080
Howard Hughes Corp. (The)	*	4,367	183,851
Jones Lang LaSalle, Inc.		4,729	245,009
St. Joe Co. (The)	*†	9,635	144,428
Tejon Ranch Co.	*	2,983	71,204
Thomas Properties Group, Inc.	*	2,396	5,463

			1,892,220

Road & Rail—1.1%
Amerco, Inc.	*†	547	34,160
Arkansas Best Corp.		2,819	45,527
Avis Budget Group, Inc.	*	13,648	131,976
Celadon Group, Inc.	†	8,889	78,934
Con-way, Inc.		6,152	136,144
Dollar Thrifty Automotive Group, Inc.	*	6,443	362,741
Genesee & Wyoming, Inc., Class A	*	6,411	298,240
Heartland Express, Inc.	†	12,408	168,252
Hertz Global Holdings, Inc.	*	28,514	253,775

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
J.B. Hunt Transport Services, Inc.		19,532	$705,496
Kansas City Southern	*	15,547	776,728
Knight Transportation, Inc.		11,218	149,312
Landstar System, Inc.		8,844	349,869
Old Dominion Freight Line, Inc.	*	7,629	221,012
PAM Transportation Services, Inc.	*	1,139	11,344
Quality Distribution, Inc.	*†	5,838	52,367
Saia, Inc.	*	1,522	16,011
Swift Transportation Co.	*	21,197	136,509
Werner Enterprises, Inc.		11,650	242,669
YRC Worldwide, Inc.	*	5,228	256

			4,171,322

Semiconductors & Semiconductor Equipment—3.5%
Advanced Analogic Technologies, Inc.	*	39,640	171,641
Advanced Energy Industries, Inc.	*	6,950	59,909
Aetrium, Inc.	*	614	854
Amkor Technology, Inc.	*†	26,356	114,912
Anadigics, Inc.	*	15,184	32,797
Applied Micro Circuits Corp.	*	11,626	62,432
Atmel Corp.	*	90,250	728,318
ATMI, Inc.	*	3,386	53,567
Axcelis Technologies, Inc.	*	20,883	25,060
AXT, Inc.	*†	5,871	29,590
Brooks Automation, Inc.		5,831	47,523
Cabot Microelectronics Corp.	*	5,893	202,660
Cavium, Inc.	*	11,274	304,511
Ceva, Inc.	*	3,801	92,402
Cirrus Logic, Inc.	*	20,399	300,681
Cohu, Inc.		1,889	18,663
Cree, Inc.	*†	14,245	370,085
CSR plc ADR (United Kingdom)	*	1,705	22,125
Cymer, Inc.	*	2,731	101,539
Cypress Semiconductor Corp.	*	23,988	359,100
Diodes, Inc.	*	3,326	59,602
DSP Group, Inc.	*	4,251	25,081
Energy Conversion Devices, Inc.	*†	23,101	12,244
Entegris, Inc.	*	30,372	193,773
Exar Corp.	*†	3,475	19,842
Fairchild Semiconductor International, Inc.	*	10,376	112,061
Formfactor, Inc.	*	7,449	46,407
FSI International, Inc.	*†	4,280	8,089
GigOptix, Inc.	*	828	1,366
GT Advanced Technologies, Inc.	*†	28,398	199,354
Hittite Microwave Corp.	*	6,713	326,923
Integrated Device Technology, Inc.	*	48,629	250,439
Integrated Silicon Solution, Inc.	*	2,930	22,883
International Rectifier Corp.	*	7,620	141,884
Intersil Corp., Class A		27,625	284,261
IXYS Corp.	*	3,270	35,578
Kopin Corp.	*†	5,031	17,256
Kulicke & Soffa Industries, Inc.	*	11,993	89,468
Lam Research Corp.	*	18,103	687,552
Lattice Semiconductor Corp.	*	16,642	87,371
LTX-Credence Corp.	*	8,847	46,801
Marvell Technology Group Ltd. (Bermuda)	*	82,321	1,196,124
Mattson Technology, Inc.	*	4,081	4,775
Maxim Integrated Products, Inc.		40,954	955,457
Micrel, Inc.		8,351	79,084
Microsemi Corp.	*	13,240	211,575
Mindspeed Technologies, Inc.	*	9,324	48,485

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
MIPS Technologies, Inc.	*	15,340	$74,246
MKS Instruments, Inc.	†	3,260	70,775
Monolithic Power Systems, Inc.	*	2,918	29,705
MoSys, Inc.	*†	3,592	13,147
Netlogic Microsystems, Inc.	*	11,032	530,750
NVE Corp.	*	771	46,769
Omnivision Technologies, Inc.	*	8,046	112,966
ON Semiconductor Corp.	*	62,204	446,003
PDF Solutions, Inc.	*†	9,022	36,810
Pericom Semiconductor Corp.	*	2,254	16,702
Photronics, Inc.	*†	8,274	41,205
PLX Technology, Inc.	*	2,950	8,880
PMC - Sierra, Inc.	*	56,477	337,732
Power Integrations, Inc.		4,153	127,123
QuickLogic Corp.	*†	14,701	34,400
Rambus, Inc.	*†	10,342	144,788
Ramtron International Corp.	*	1,920	3,782
RF Micro Devices, Inc.	*	21,336	135,270
Rudolph Technologies, Inc.	*	2,516	16,832
Semtech Corp.	*	9,874	208,341
Sevcon, Inc.	*	720	4,572
Sigma Designs, Inc.	*	8,818	69,133
Silicon Image, Inc.	*	8,359	49,067
Silicon Laboratories, Inc.	*†	7,571	253,704
Skyworks Solutions, Inc.	*	28,667	514,286
Spire Corp.	*	1,921	2,882
Standard Microsystems Corp.	*	2,548	49,431
SunPower Corp., Class A	*†	2,843	23,000
Supertex, Inc.	*†	815	14,100
Tessera Technologies, Inc.	*	6,777	80,917
Transwitch Corp.	*	429	1,012
Trident Microsystems, Inc.	*	5,092	2,648
TriQuint Semiconductor, Inc.	*	34,569	173,536
Ultra Clean Holdings, Inc.	*	6,562	28,151
Ultratech, Inc.	*	2,462	42,223
Varian Semiconductor Equipment Associates, Inc.	*	9,272	566,983
Veeco Instruments, Inc.	*	4,306	105,066
Volterra Semiconductor Corp.	*	3,597	69,170

			12,748,211

Software—4.0%
Accelrys, Inc.	*	6,341	38,426
ACI Worldwide, Inc.	*	3,078	84,768
Activision Blizzard, Inc.		88,340	1,051,246
Actuate Corp.	*	6,674	36,841
Advent Software, Inc.	*	3,638	75,852
American Software, Inc., Class A		7,072	51,272
ANSYS, Inc.	*	11,177	548,120
Ariba, Inc.	*	12,146	336,566
Aspen Technology, Inc.	*	3,461	52,850
Authentidate Holding Corp.	*†	41,599	38,683
Blackbaud, Inc.		6,583	146,603
Blackboard, Inc.	*	4,796	214,189
Bottomline Technologies, Inc.	*	7,908	159,267
BroadSoft, Inc.	*†	689	20,911
Cadence Design Systems, Inc.	*	58,085	536,705
Callidus Software, Inc.	*	14,237	65,633
CommVault Systems, Inc.	*	10,604	392,984
Concur Technologies, Inc.	*	5,247	195,293
Datawatch Corp.	*	3,500	18,725
Ebix, Inc.	*†	3,924	57,683
EPIQ Systems, Inc.	†	7,191	90,103
Evolving Systems, Inc.		1,123	7,131

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Factset Research Systems, Inc.		5,346	$475,634
Fair Isaac Corp.		9,562	208,738
FalconStor Software, Inc.	*†	4,054	11,838
Fortinet, Inc.	*	13,677	229,774
Informatica Corp.	*	15,030	615,479
Interactive Intelligence Group	*	1,644	44,635
JDA Software Group, Inc.	*	8,151	191,059
Kenexa Corp.	*	4,449	69,582
Magma Design Automation, Inc.	*	19,146	87,114
Manhattan Associates, Inc.	*	2,125	70,295
Mentor Graphics Corp.	*	34,751	334,305
MICROS Systems, Inc.	*	9,412	413,281
MicroStrategy, Inc., Class A	*	791	90,229
Netscout Systems, Inc.	*	3,784	43,213
Nuance Communications, Inc.	*	46,209	940,815
Parametric Technology Corp.	*	25,649	394,482
Pegasystems, Inc.	†	2,142	65,567
Progress Software Corp.	*	6,994	122,745
PROS Holdings, Inc.	*†	1,506	19,412
QAD, Inc., Class B	*	136	1,380
QLIK Technologies, Inc.	*	3,402	73,687
Quest Software, Inc.	*	11,892	188,845
Renaissance Learning, Inc.		1,354	22,720
Rovi Corp.	*	16,482	708,396
S1 Corp.	*	7,603	69,720
Scientific Learning Corp.	*	3,146	9,910
SeaChange International, Inc.	*	3,359	25,864
Smith Micro Software, Inc.	*	2,612	3,970
SolarWinds, Inc.	*	12,598	277,408
Solera Holdings, Inc.		13,618	687,709
Sonic Foundry, Inc.	*†	1,155	10,025
Sourcefire, Inc.	*	584	15,628
SuccessFactors, Inc.	*	15,119	347,586
Synchronoss Technologies, Inc.	*†	9,776	243,520
Synopsys, Inc.	*	27,483	669,486
Take-Two Interactive Software, Inc.	*	18,223	231,797
Taleo Corp., Class A	*	8,629	221,938
TeleCommunication Systems, Inc., Class A	*	11,295	38,968
THQ, Inc.	*†	12,835	22,205
TIBCO Software, Inc.	*	30,287	678,126
TiVo, Inc.	*	29,904	279,303
Tyler Technologies, Inc.	*	10,776	272,417
Ultimate Software Group, Inc.	*	1,966	91,852
VASCO Data Security International, Inc.	*	4,225	21,590
Versant Corp.	*	1,264	14,473
VirnetX Holding Corp.	*†	1,128	16,909
VMware, Inc., Class A	*	9,492	762,967
Websense, Inc.	*	4,024	69,615

			14,726,062

Specialty Retail—3.1%
A.C. Moore Arts & Crafts, Inc.	*	1,967	2,085
Aaron’s, Inc.		16,643	420,236
Advance Auto Parts, Inc.		9,487	551,195
Aeropostale, Inc.	*	12,807	138,444
American Eagle Outfitters, Inc.		18,222	213,562
America’s Car-Mart, Inc.	*	1,569	45,532
ANN, Inc.	*	13,507	308,500
Asbury Automotive Group, Inc.	*	5,664	93,399
Ascena Retail Group, Inc.	*	8,921	241,491
Barnes & Noble, Inc.	†	3,301	39,051
Bebe Stores, Inc.		5,945	39,950

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Big 5 Sporting Goods Corp.		2,416	$14,689
Brown Shoe Co., Inc.	†	5,385	38,341
Buckle, Inc. (The)	†	3,569	137,264
Build-A-Bear Workshop, Inc.	*†	5,570	28,407
Cabela’s, Inc.	*†	10,417	213,444
Cache, Inc.	*	2,130	10,629
Casual Male Retail Group, Inc.	*	2,471	9,291
Cato Corp. (The), Class A		3,597	81,148
Charming Shoppes, Inc.	*	28,295	73,567
Chico’s FAS, Inc.		19,873	227,148
Children’s Place Retail Stores, Inc. (The)	*	5,344	248,656
Christopher & Banks Corp.		9,394	33,161
Citi Trends, Inc.	*†	8,340	98,162
Coldwater Creek, Inc.	*	47,132	58,915
Collective Brands, Inc.	*	8,152	105,650
Cost Plus, Inc.	*	2,725	17,167
Destination Maternity Corp.		1,368	17,606
Dick’s Sporting Goods, Inc.	*	9,439	315,829
DSW, Inc., Class A		5,945	274,540
Finish Line, Inc. (The), Class A		6,338	126,697
Foot Locker, Inc.		18,351	368,672
Genesco, Inc.	*	2,452	126,352
Group 1 Automotive, Inc.		2,367	84,147
Guess?, Inc.		9,795	279,059
Haverty Furniture Cos., Inc.	†	2,301	22,987
Hibbett Sports, Inc.	*	3,546	120,174
Hot Topic, Inc.		18,739	142,979
JOS A. Bank Clothiers, Inc.	*	3,491	162,785
Kirkland’s, Inc.	*	2,193	20,110
Lithia Motors, Inc., Class A		3,558	51,164
Lumber Liquidators Holdings, Inc.	*†	7,078	106,878
MarineMax, Inc.	*	3,026	19,578
Men’s Wearhouse, Inc. (The)		3,813	99,443
Midas, Inc.	*	5,745	47,109
Monro Muffler Brake, Inc.	†	5,955	196,336
Office Depot, Inc.	*	24,187	49,825
OfficeMax, Inc.	*†	6,942	33,669
Pacific Sunwear of California, Inc.	*†	18,790	22,548
Penske Automotive Group, Inc.		10,147	162,352
Pep Boys-Manny, Moe & Jack (The)	†	13,868	136,877
PetSmart, Inc.		19,270	821,865
Pier 1 Imports, Inc.	*	25,601	250,378
RadioShack Corp.		16,395	190,510
Rent-A-Center, Inc.		11,255	308,950
Sally Beauty Holdings, Inc.	*	21,071	349,779
Select Comfort Corp.	*	10,528	147,076
Shoe Carnival, Inc.	*†	1,098	25,913
Signet Jewelers Ltd. (Bermuda)	*	14,589	493,108
Sonic Automotive, Inc., Class A		8,013	86,460
Stage Stores, Inc.		8,324	115,454
Stein Mart, Inc.		3,731	23,319
Systemax, Inc.	*	1,358	17,274
Talbots, Inc.	*†	64,120	173,124
Tractor Supply Co.		8,909	557,258
Trans World Entertainment Corp.	*	1,932	3,671
Ulta Salon Cosmetics & Fragrance, Inc.	*	10,907	678,743
Vitamin Shoppe, Inc.	*	507	18,982
West Marine, Inc.	*	6,841	52,676
Wet Seal, Inc. (The), Class A	*	48,869	218,933
Williams-Sonoma, Inc.		7,608	234,250

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Zale Corp.	*†	12,363	$35,235

			11,279,758

Textiles, Apparel & Luxury Goods—1.3%
Carter’s, Inc.	*	8,154	249,023
Charles & Colvard Ltd.	*	693	1,559
Cherokee, Inc.	†	2,054	26,394
Columbia Sportswear Co.		1,447	67,141
CROCS, Inc.	*	17,673	418,320
Culp, Inc.	*	888	7,504
Deckers Outdoor Corp.	*	6,528	608,801
Forward Industries, Inc.	*†	3,751	8,440
Fossil, Inc.	*	6,968	564,826
Hallwood Group, Inc.	*	100	882
Hanesbrands, Inc.	*	15,053	376,475
Iconix Brand Group, Inc.	*	10,540	166,532
Jones Group, Inc. (The)		8,962	82,540
Kenneth Cole Productions, Inc., Class A	*	4,620	49,573
K-Swiss, Inc., Class A	*	2,909	12,363
Liz Claiborne, Inc.	*†	12,319	61,595
Maidenform Brands, Inc.	*	624	14,608
Movado Group, Inc.		1,527	18,599
Oxford Industries, Inc.	†	3,507	120,290
PVH Corp.		8,244	480,131
Quiksilver, Inc.	*	7,789	23,756
Skechers U.S.A., Inc., Class A	*	7,438	104,355
Steven Madden Ltd.	*	5,209	156,791
True Religion Apparel, Inc.	*	2,947	79,451
Under Armour, Inc., Class A	*	4,428	294,063
Unifi, Inc.	*†	3,223	26,332
Warnaco Group, Inc. (The)	*	5,608	258,473
Wolverine World Wide, Inc.		10,451	347,496

			4,626,313

Thrifts & Mortgage Finance—1.1%
Anchor Bancorp Wisconsin, Inc.	*†	5,568	2,951
Apollo Residential Mortgage, Inc.	*	5,328	87,379
Astoria Financial Corp.		12,205	93,856
Bank Mutual Corp.		5,557	14,504
BankAtlantic Bancorp, Inc., Class A	*†	33,814	20,627
BankUnited, Inc.		4,652	96,575
Beneficial Mutual Bancorp, Inc.	*	4,733	35,261
Brookline Bancorp, Inc.		10,999	84,802
Capitol Federal Financial, Inc.		13,051	137,819
CFS Bancorp, Inc.		2,085	9,049
Dime Community Bancshares, Inc.		3,549	35,951
Doral Financial Corp. (Puerto Rico)	*	70,932	77,316
ESSA Bancorp, Inc.		5,953	62,566
Federal Agricultural Mortgage Corp., Class C	†	4,576	87,081
Federal Home Loan Mortgage Corp.	*†	43,895	10,491
Federal National Mortgage Association	*†	66,437	15,945
First Financial Holdings, Inc.		3,864	15,495
First Financial Northwest, Inc.	*†	3,255	18,293
First Niagara Financial Group, Inc.		56,178	514,029
First Place Financial Corp.	*	4,299	3,869
Flagstar Bancorp, Inc.	*	49,751	24,373
Flushing Financial Corp.		2,981	32,195
Kearny Financial Corp.	†	3,008	26,591
MGIC Investment Corp.	*	12,237	22,883
NASB Financial, Inc.	*	529	5,327

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
New York Community Bancorp, Inc.		67,237	$800,120
Northwest Bancshares, Inc.		15,553	185,236
OceanFirst Financial Corp.	†	2,108	24,600
Ocwen Financial Corp.	*	23,494	310,356
Oritani Financial Corp.	†	22,515	289,543
Parkvale Financial Corp.		1,077	19,763
PMI Group, Inc. (The)	*	24,097	4,819
Provident Financial Services, Inc.	†	16,334	175,590
Provident New York Bancorp		5,681	33,063
Radian Group, Inc.		23,028	50,431
Riverview Bancorp, Inc.	*	2,602	6,427
TFS Financial Corp.	*	13,499	109,747
TierOne Corp.	*	1,971	4
Tree.com, Inc.	*	5,006	25,030
Triad Guaranty, Inc.	*†	5,663	3,143
Trustco Bank Corp.		7,080	31,577
United Financial Bancorp, Inc.		5,398	73,899
ViewPoint Financial Group		6,157	70,498
Washington Federal, Inc.		20,835	265,438
Westfield Financial, Inc.		8,596	56,648
WSFS Financial Corp.		1,929	60,899

			4,132,059

Tobacco—0.1%
Alliance One International, Inc.	*†	28,423	69,352
Universal Corp.		3,045	109,194
Vector Group Ltd.	†	18,867	324,135

			502,681

Trading Companies & Distributors—0.6%
Aceto Corp.		3,385	17,907
Air Lease Corp.	*†	12,769	245,165
Aircastle Ltd.		10,414	99,141
Applied Industrial Technologies, Inc.	†	7,457	202,532
Beacon Roofing Supply, Inc.	*†	14,827	237,084
GATX Corp.		9,644	298,868
H&E Equipment Services, Inc.	*	1,490	12,292
Houston Wire & Cable Co.		6,215	71,410
Interline Brands, Inc.	*	4,165	53,603
Kaman Corp.		2,736	76,198
MSC Industrial Direct Co., Class A		4,797	270,839
Rush Enterprises, Inc., Class A	*	3,897	55,181
United Rentals, Inc.	*†	10,745	180,946
Watsco, Inc.		5,191	265,260
WESCO International, Inc.	*	6,732	225,859
Willis Lease Finance Corp.	*	1,234	14,006

			2,326,291

Water Utilities—0.5%
American States Water Co.		3,697	125,439
American Water Works Co., Inc.		24,338	734,521
Aqua America, Inc.		26,594	573,633
California Water Service Group		10,364	183,546
Connecticut Water Service, Inc.		3,803	95,151
Middlesex Water Co.		2,861	48,837
SJW Corp.	†	5,096	110,940

			1,872,067

Wireless Telecommunication Services—1.1%
Clearwire Corp., Class A	*†	23,621	55,037
Crown Castle International Corp.	*	50,970	2,072,950
FiberTower Corp.	*†	657	623
Leap Wireless International, Inc.	*†	16,479	113,705

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
NII Holdings, Inc.	*	25,754	$694,070
NTELOS Holdings Corp.	*	3,103	55,016
SBA Communications Corp., Class A	*	20,328	700,909
Shenandoah Telecommunications Co.	†	2,133	23,762
Telephone & Data Systems, Inc.		8,158	173,358
United States Cellular Corp.	*	1,375	54,519
USA Mobility, Inc.		3,582	47,282

			3,991,231

TOTAL COMMON STOCKS
(Cost $363,778,481)			357,750,708

Coupon Rate	Maturity Date			Face	Value
U.S. TREASURY OBLIGATIONS—0.2%
U.S. Treasury Bills—0.2%
U.S. Treasury Bill 0.003%	03/08/2012	‡	‡
(Cost $704,924)				$705,000	704,870

		Shares	Value
RIGHTS—0.0%
Biotechnology—0.0%
Ligand Pharmaceuticals, Inc., Expires 12/31/2011	*‡d	4,683	—

Commercial Banks—0.0%
First BanCorp. (Puerto Rico)	*‡d	743	—

Machinery—0.0%
Gerber Scientific, Inc. CVR	*†‡d	3,478	—

Pharmaceuticals—0.0%
Forest Laboratories, Inc.	*‡d	2,916	—

Textiles, Apparel & Luxury Goods—0.0%
Mossimo, Inc.	*‡d	2,807	—

TOTAL RIGHTS (Cost $–)			—

WARRANTS—0.0%
Diversified Financial Services—0.0%
Pegasus Wireless Corp., Strike $1.00	*‡d	200	—

Oil, Gas & Consumable Fuels—0.0%
Magnum Hunter Resources Corp., Strike $10.50	*‡d	2,972	—

TOTAL WARRANTS (Cost $–)			—

MONEY MARKET FUNDS—11.0%
Institutional Money Market Funds—11.0%
Dreyfus Institutional Cash Advantage Fund, 0.08%	††¥	5,750,000	5,750,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.16%		¥5,759,749	5,759,749
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.16%	††¥	5,753,048	5,753,048
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.13%	††¥	5,750,000	5,750,000

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
MONEY MARKET FUNDS—(Continued)
Short-Term Investments Trust Liquid Assets Portfolio, 0.10%	††¥	5,750,000	$5,750,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.13%	††¥	5,750,000	5,750,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.11%	††¥	5,750,000	5,750,000

TOTAL MONEY MARKET FUNDS
(Cost $40,262,797)			40,262,797

TOTAL INVESTMENTS—109.2%
(Cost $404,746,202)			398,718,375
Other assets less liabilities—(9.2%)			(33,429,047)

NET ASSETS—100.0%			$365,289,328

Legend to the Schedule of Investments:

ADR	American Depositary Receipt
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

*	Non-income producing.
†	Denotes all or a portion of the security on loan.
d	Security has no market value at September 30, 2011.
‡	Security valued at fair value as determined by policies approved by the Board of Directors.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—97.3%
Australia—8.1%
AGL Energy Ltd.		8,054	$110,433
Alumina Ltd.		43,731	60,981
Amcor Ltd.		22,424	148,455
AMP Ltd.		51,387	193,013
Asciano Ltd.		54,418	74,976
ASX Ltd.		3,174	92,191
Australia & New Zealand Banking Group Ltd.		47,125	874,696
Bendigo and Adelaide Bank Ltd.		6,445	52,204
BHP Billiton Ltd.		58,695	1,943,418
BlueScope Steel Ltd.	†	31,699	21,858
Boral Ltd.		13,708	45,618
Brambles Ltd.		26,625	164,137
Caltex Australia Ltd.	†	2,904	29,930
CFS Retail Property Trust REIT		37,176	62,384
Coca-Cola Amatil Ltd.		10,055	115,188
Cochlear Ltd.	†	961	42,601
Commonwealth Bank of Australia	†	28,309	1,231,148
Computershare Ltd.	†	7,579	53,966
Crown Ltd.		8,054	61,355
CSL Ltd.		9,922	281,679
Dexus Property Group REIT		86,134	67,892
Echo Entertainment Group Ltd.	*	13,011	45,956
Fairfax Media Ltd.	†	41,888	32,919
Fortescue Metals Group Ltd.		23,363	97,588
Foster’s Group Ltd.		35,169	178,580
Goodman Group REIT		126,334	69,217
GPT Group REIT		31,828	95,730
Harvey Norman Holdings Ltd.		10,998	22,598
Iluka Resources Ltd.	†	7,565	88,546
Incitec Pivot Ltd.		31,076	96,282
Insurance Australia Group Ltd.		38,050	110,148
Leighton Holdings Ltd.		2,521	44,774
Lend Lease Group		9,706	65,186
Lynas Corp. Ltd.	*	27,782	28,434
MacArthur Coal Ltd.		3,050	46,639
Macquarie Group Ltd.		6,443	139,336
MAp Group		13,260	41,059
Metcash Ltd.	†	14,473	57,053
Mirvac Group REIT		58,020	63,788
National Australia Bank Ltd.		39,300	834,785
Newcrest Mining Ltd.		14,117	465,313
OneSteel Ltd.		24,172	28,328
Orica Ltd.		6,618	148,522
Origin Energy Ltd.		19,451	248,896
OZ Minerals Ltd.	†	5,881	52,392
Paladin Energy Ltd.	*	12,048	13,826
Qantas Airways Ltd.	*	18,484	24,778
QBE Insurance Group Ltd.		19,219	236,014
QR National Ltd.		30,950	93,592
Ramsay Health Care Ltd.		2,124	38,776
Rio Tinto Ltd.	†	8,039	470,872
Santos Ltd.		15,881	171,871
Sonic Healthcare Ltd.		7,094	77,539
SP AusNet		20,280	18,213
Stockland REIT		44,711	124,452
Suncorp Group Ltd.		23,911	182,050
Tabcorp Holdings Ltd.		13,011	32,062
Tatts Group Ltd.	†	25,228	53,976
Telstra Corp. Ltd.		77,637	231,221
Toll Holdings Ltd.		11,926	50,011
Transurban Group		23,600	122,700
Wesfarmers Ltd.		18,560	560,783

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Wesfarmers Ltd. (Price Protected Shares)		2,853	$87,779
Westfield Group REIT		39,727	294,604
Westfield Retail Trust REIT		51,614	120,120
Westpac Banking Corp.	†	55,023	1,065,534
Woodside Petroleum Ltd.		11,538	357,490
Woolworths Ltd.		22,447	536,406
WorleyParsons Ltd.	†	3,580	89,327

			13,884,188

Austria—0.3%
Erste Group Bank AG		3,421	87,249
IMMOFINANZ AG	*†	17,662	49,933
OMV AG		2,952	87,871
Raiffeisen Bank International AG	†	930	26,920
Telekom Austria AG		6,206	62,634
Verbund AG		1,308	37,644
Vienna Insurance Group AG Wiener Versicherung Gruppe		618	23,494
Voestalpine AG		2,136	61,746

			437,491

Belgium—0.9%
Ageas		40,792	70,249
Anheuser-Busch InBev NV		14,523	770,869
Anheuser-Busch InBev NV STRIP VVPR	*	4,872	13
Bekaert SA	†	755	30,738
Belgacom SA		2,808	84,509
Colruyt SA	†	1,280	53,175
Delhaize Group SA		1,850	108,149
Dexia SA	*†	10,930	20,790
Groupe Bruxelles Lambert SA		1,525	107,107
Groupe Bruxelles Lambert SA STRIP VVPR	*d	127	—
KBC Groep NV		2,865	66,098
Mobistar SA		586	33,453
Solvay SA		1,122	105,649
UCB SA		1,717	73,173
Umicore SA		1,995	72,324

			1,596,296

Bermuda—0.1%
Seadrill Ltd.		5,956	164,483

China—0.0%
Foxconn International Holdings Ltd.	*†	41,000	21,180
Yangzijiang Shipbuilding Holdings Ltd.		34,000	22,707

			43,887

Cyprus—0.0%
Bank of Cyprus plc		14,863	22,949

Denmark—1.0%
A.P. Moller—Maersk A/S, Class A		10	55,974
A.P. Moller—Maersk A/S, Class B		24	140,981
Carlsberg A/S, Class B		1,998	118,400
Coloplast A/S, Class B		394	56,776
Danske Bank A/S	*	11,830	165,456
DSV A/S		3,821	68,749
Novo Nordisk A/S, Class B		7,717	769,649
Novozymes A/S, Class B		839	119,288
Pandora A/S		967	6,447
TDC A/S		6,100	49,835

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Tryg A/S		491	$25,817
Vestas Wind Systems A/S	*	3,587	58,132
William Demant Holding A/S	*	358	26,928

			1,662,432

Finland—0.9%
Elisa Oyj		2,334	47,712
Fortum Oyj		8,280	194,902
Kesko Oyj, Class B		1,238	38,090
Kone Oyj, Class B		2,839	135,032
Metso Oyj		2,339	68,464
Neste Oil Oyj		2,068	17,947
Nokia Oyj		69,083	390,648
Nokian Renkaat Oyj		1,862	55,744
Orion Oyj, Class B	†	1,592	32,057
Outokumpu Oyj	†	2,272	14,908
Pohjola Bank plc, Class A		2,462	25,900
Rautaruukki Oyj		1,584	15,884
Sampo Oyj, Class A		7,657	192,325
Sanoma Oyj	†	1,243	14,613
Stora Enso Oyj (Registered), Class R		11,073	64,812
UPM-Kymmene Oyj		9,762	110,282
Wartsila Oyj		2,858	67,815

			1,487,135

France—8.5%
Accor SA		2,627	69,952
Aeroports de Paris		565	42,499
Air France-KLM	*	2,488	18,185
Air Liquide SA		5,222	609,804
Alcatel-Lucent	*	41,043	119,004
Alstom SA		3,861	127,176
Arkema SA		910	52,697
AtoS		801	34,571
AXA SA		31,749	413,050
BNP Paribas SA		17,525	690,882
Bouygues SA	†	4,328	143,176
Bureau Veritas SA		936	67,285
Cap Gemini SA		2,683	89,206
Carrefour SA		10,576	240,837
Casino Guichard Perrachon SA		967	75,480
Christian Dior SA		1,015	113,641
Cie de Saint-Gobain		7,379	281,519
Cie Generale de Geophysique-Veritas	*	2,451	43,171
Cie Generale des Etablissements Michelin, Class B		3,178	190,070
Cie Generale d’Optique Essilor International SA		3,730	268,235
CNP Assurances		2,704	39,814
Credit Agricole SA		17,899	123,097
Danone SA		10,760	661,453
Dassault Systemes SA		1,058	74,711
Edenred		3,055	72,779
EDF SA		4,433	128,384
Eiffage SA		649	20,019
Eramet		86	11,874
Eurazeo		610	25,620
Eutelsat Communications SA		1,875	75,323
Fonciere Des Regions REIT		530	36,971
France Telecom SA		34,197	559,697
GDF Suez		22,805	677,575
Gecina SA REIT		340	29,719

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Groupe Eurotunnel SA		8,928	$75,666
ICADE REIT		448	35,003
Iliad SA	†	312	34,855
Imerys SA		725	36,267
JCDecaux SA	*	1,204	29,882
Klepierre REIT		1,610	45,130
Lafarge SA		3,740	128,540
Lagardere SCA		2,073	50,920
Legrand SA		3,522	109,796
L’Oreal SA		4,431	432,256
LVMH Moet Hennessy Louis Vuitton SA		4,614	609,050
Metropole Television SA		1,111	18,013
Natixis		15,994	50,313
Neopost SA		600	43,995
Pernod-Ricard SA		3,678	287,960
Peugeot SA		2,753	58,567
PPR		1,415	182,905
Publicis Groupe SA		2,192	91,486
Renault SA		3,588	118,847
Safran SA		2,985	91,314
Sanofi		20,246	1,331,717
Schneider Electric SA		8,968	479,928
SCOR SE		3,095	66,762
Societe BIC SA		451	38,399
Societe Generale SA		11,713	306,620
Societe Television Francaise 1		2,108	26,207
Sodexo		1,672	110,096
Suez Environnement Co.		4,703	65,452
Technip SA		1,743	139,644
Thales SA		1,765	55,169
Total SA		38,643	1,704,907
Unibail-Rodamco SE (Paris Exchange) REIT		1,697	302,807
Vallourec SA		2,068	118,428
Veolia Environnement SA		6,165	90,034
Vinci SA		8,142	349,226
Vivendi SA		22,828	464,776
Wendel SA		539	33,779

			14,442,192

Germany—7.1%
Adidas AG		3,895	237,034
Allianz SE (Registered)		8,296	777,578
Axel Springer AG		720	24,781
BASF SE		16,787	1,023,427
Bayer AG		15,114	834,049
Bayerische Motoren Werke AG		6,016	397,424
Beiersdorf AG		1,762	94,284
Brenntag AG		596	51,703
Celesio AG		1,532	20,160
Commerzbank AG	*	65,572	164,335
Continental AG	*	1,411	81,443
Daimler AG (Registered)		16,607	738,587
Deutsche Bank AG (Registered)		17,056	591,013
Deutsche Boerse AG	*	3,551	179,594
Deutsche Lufthansa AG (Registered)		4,312	55,902
Deutsche Post AG (Registered)		15,403	197,202
Deutsche Telekom AG (Registered)		51,397	603,291
E.ON AG		33,170	719,658
Fraport AG Frankfurt Airport Services Worldwide		637	37,509

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Fresenius Medical Care AG & Co. KGaA		3,779	$256,364
Fresenius SE & Co. KGaA		1,989	176,796
GEA Group AG		3,093	72,199
Hannover Rueckversicherung AG (Registered)		1,141	51,586
HeidelbergCement AG		2,572	93,439
Henkel AG & Co. KGaA		2,276	99,751
Hochtief AG		816	50,968
Infineon Technologies AG		19,414	143,248
K+S AG		3,089	161,706
Kabel Deutschland Holding AG	*	1,605	86,052
Lanxess AG		1,585	76,032
Linde AG		3,063	409,871
MAN SE		1,157	89,686
Merck KGaA		1,191	97,553
Metro AG		2,425	102,938
Muenchener Rueckversicherungs AG (Registered)		3,483	432,578
RWE AG		7,739	285,478
Salzgitter AG		718	34,459
SAP AG		16,706	850,039
Siemens AG (Registered)		15,036	1,352,795
Suedzucker AG		1,160	32,957
ThyssenKrupp AG		6,947	170,698
TUI AG	*	2,403	12,354
United Internet AG (Registered)		2,186	36,953
Volkswagen AG		542	66,779
Wacker Chemie AG		270	23,971

			12,096,224

Greece—0.1%
Alpha Bank AE	*	9,721	16,957
Coca Cola Hellenic Bottling Co. SA	*	3,300	58,161
EFG Eurobank Ergasias SA	*	6,000	7,344
Hellenic Telecommunications Organization SA		4,058	17,250
National Bank of Greece SA	*	17,188	62,184
OPAP SA		4,010	40,445
Public Power Corp. SA		2,009	15,957

			218,298

Guernsey, Channel Islands—0.1%
Resolution Ltd.		25,527	97,816

Hong Kong—2.6%
AIA Group Ltd.		152,800	432,721
ASM Pacific Technology Ltd.	†	3,500	34,164
Bank of East Asia Ltd.	†	27,320	83,907
BOC Hong Kong Holdings Ltd.		68,000	143,774
Cathay Pacific Airways Ltd.		23,000	37,537
Cheung Kong Holdings Ltd.		25,000	271,016
Cheung Kong Infrastructure Holdings Ltd.		7,000	40,781
CLP Holdings Ltd.		36,000	324,332
Esprit Holdings Ltd.		21,108	25,564
Galaxy Entertainment Group Ltd.	*	20,000	29,057
Hang Lung Group Ltd.	†	16,000	81,525
Hang Lung Properties Ltd.		46,000	136,865
Hang Seng Bank Ltd.	†	14,300	167,520
Henderson Land Development Co. Ltd.	†	17,000	76,323
Hong Kong & China Gas Co. Ltd.		85,426	192,286

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Hong Kong Exchanges and Clearing Ltd.	†	18,600	$269,809
Hopewell Holdings Ltd.		11,000	31,562
Hutchison Whampoa Ltd.		39,000	288,617
Hysan Development Co. Ltd.		12,000	36,355
Kerry Properties Ltd.		12,500	39,898
Li & Fung Ltd.		103,200	172,198
Lifestyle International Holdings Ltd.		11,000	27,907
Link (The) REIT	†	42,000	132,695
MTR Corp.		26,500	79,322
New World Development Ltd.		48,600	46,470
Noble Group Ltd.		67,309	67,152
NWS Holdings Ltd.		26,500	35,064
Orient Overseas International Ltd.		3,700	14,782
PCCW Ltd.		84,000	31,241
Power Assets Holdings Ltd.		25,500	195,098
Shangri-La Asia Ltd.		24,000	45,886
Sino Land Co. Ltd.		50,000	66,030
SJM Holdings Ltd.		25,000	44,165
Sun Hung Kai Properties Ltd.		26,000	298,272
Swire Pacific Ltd., Class A		13,500	138,711
Wharf Holdings Ltd.		27,637	136,352
Wheelock & Co. Ltd.		17,000	50,298
Wing Hang Bank Ltd.		3,000	24,213
Yue Yuen Industrial Holdings Ltd.		14,000	36,208

			4,385,677

Ireland—0.7%
Anglo Irish Bank Corp. Ltd.	*‡d	11,206	—
CRH plc (Dublin Exchange)		13,178	203,664
Elan Corp. plc	*	9,085	96,299
Experian plc		18,705	209,976
James Hardie Industries SE CDI	*	7,989	43,684
Kerry Group plc, Class A		2,615	91,461
Shire plc		10,469	326,471
WPP plc		23,355	216,326

			1,187,881

Israel—0.7%
Bank Hapoalim BM		19,111	65,984
Bank Leumi Le-Israel BM		21,883	67,042
Bezeq Israeli Telecommunication Corp. Ltd.		33,542	62,761
Cellcom Israel Ltd.		826	16,863
Delek Group Ltd.		66	10,006
Elbit Systems Ltd.		388	15,108
Israel Chemicals Ltd.		8,215	93,555
Israel Corp. Ltd. (The)		39	24,973
Israel Discount Bank Ltd., Class A	*	16,376	24,020
Makhteshim-Agan Industries Ltd.	*	3,995	21,863
Mizrahi Tefahot Bank Ltd.		2,045	16,798
NICE Systems Ltd.	*	1,032	31,058
Partner Communications Co. Ltd.		1,419	13,447
Teva Pharmaceutical Industries Ltd.		17,247	639,004

			1,102,482

Italy—2.2%
A2A SpA		17,876	22,238
Assicurazioni Generali SpA		21,168	335,221
Atlantia SpA		5,652	81,267
Autogrill SpA		2,307	23,196
Banca Carige SpA	†	12,736	24,631

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Banca Monte dei Paschi di Siena SpA		68,562	$38,076
Banco Popolare SC		28,197	46,621
Enel Green Power SpA		31,577	71,942
Enel SpA		121,525	536,437
ENI SpA		44,295	779,270
Exor SpA		1,270	24,858
Fiat Industrial SpA	*	13,899	103,856
Fiat SpA	†	13,899	75,042
Finmeccanica SpA		7,024	48,601
Intesa Sanpaolo SpA		184,364	289,128
Intesa Sanpaolo SpA RSP		17,138	22,030
Luxottica Group SpA		1,959	49,789
Mediaset SpA	†	13,265	41,779
Mediobanca SpA		9,302	73,027
Parmalat SpA	†	6,339	13,384
Pirelli & C. SpA		4,877	34,690
Prysmian SpA		3,602	47,321
Saipem SpA		4,845	170,047
Snam Rete Gas SpA		29,013	133,942
Telecom Italia SpA		174,969	190,106
Telecom Italia SpA RSP		110,811	107,767
Terna Rete Elettrica Nazionale SpA		23,458	86,988
UniCredit SpA		246,005	260,856
Unione di Banche Italiane ScpA		14,166	52,442

			3,784,552

Japan—22.5%
ABC-Mart, Inc.		600	23,064
Advantest Corp.		2,800	30,182
Aeon Co. Ltd.		11,100	150,146
Aeon Credit Service Co. Ltd.		1,400	21,538
Aeon Mall Co. Ltd.		1,400	31,979
Air Water, Inc.		3,000	37,081
Aisin Seiki Co. Ltd.		3,400	113,204
Ajinomoto Co., Inc.		12,000	141,755
Alfresa Holdings Corp.		700	29,267
All Nippon Airways Co. Ltd.	†	15,000	46,945
Amada Co. Ltd.		7,000	46,046
Aozora Bank Ltd.		11,000	25,327
Asahi Breweries Ltd.		7,100	150,445
Asahi Glass Co. Ltd.		18,000	175,738
Asahi Kasei Corp.		23,000	137,842
Asics Corp.		3,000	40,963
Astellas Pharma, Inc.	†	8,075	304,806
Bank of Kyoto Ltd. (The)		6,000	53,420
Bank of Yokohama Ltd. (The)		23,000	115,338
Benesse Holdings, Inc.		1,300	57,590
Bridgestone Corp.		11,900	270,007
Brother Industries Ltd.	†	4,600	54,044
Canon, Inc.		20,900	948,986
Casio Computer Co. Ltd.		4,500	28,492
Central Japan Railway Co.		27	235,624
Chiba Bank Ltd. (The)	†	14,000	97,103
Chiyoda Corp.		3,000	29,248
Chubu Electric Power Co., Inc.		11,900	222,877
Chugai Pharmaceutical Co. Ltd.		3,800	64,374
Chugoku Bank Ltd. (The)	†	3,000	44,180
Chugoku Electric Power Co., Inc. (The)	†	5,500	96,737
Citizen Holdings Co. Ltd.		4,700	23,402
Coca-Cola West Holdings Co. Ltd.		1,200	23,018

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Cosmo Oil Co. Ltd.		12,000	$29,701
Credit Saison Co. Ltd.		3,100	59,770
Dai Nippon Printing Co. Ltd.	†	10,000	103,411
Daicel Chemical Industries Ltd.		5,000	28,465
Daido Steel Co. Ltd.		6,000	35,885
Daihatsu Motor Co. Ltd.		4,000	72,580
Dai-ichi Life Insurance Co. Ltd. (The)		162	167,453
Daiichi Sankyo Co. Ltd.		12,202	254,369
Daikin Industries Ltd.	†	4,400	126,026
Dainippon Sumitomo Pharma Co. Ltd.	†	3,000	32,971
Daito Trust Construction Co. Ltd.		1,400	128,351
Daiwa House Industry Co. Ltd.		9,000	115,239
Daiwa Securities Group, Inc.	†	31,000	115,762
Dena Co. Ltd.		1,800	75,405
Denki Kagaku Kogyo K.K.		8,000	30,501
Denso Corp.		9,000	289,324
Dentsu, Inc.	†	3,100	98,216
East Japan Railway Co.		6,200	375,885
Eisai Co. Ltd.	†	4,700	189,638
Electric Power Development Co. Ltd.	†	2,140	63,237
Elpida Memory, Inc.	*†	3,300	20,640
FamilyMart Co. Ltd.	†	1,200	45,831
FANUC Corp.		3,500	482,111
Fast Retailing Co. Ltd.		1,000	179,097
Fuji Electric Co. Ltd.	†	10,000	25,887
Fuji Heavy Industries Ltd.		11,000	64,587
FUJIFILM Holdings Corp.	†	8,600	199,868
Fujitsu Ltd.		35,000	165,055
Fukuoka Financial Group, Inc.	†	14,000	58,579
Furukawa Electric Co. Ltd.		12,000	32,682
Gree, Inc.	†	1,500	45,746
GS Yuasa Corp.	†	6,000	28,135
Gunma Bank Ltd. (The)		8,000	44,591
Hachijuni Bank Ltd. (The)		8,000	49,006
Hakuhodo DY Holdings, Inc.	†	480	27,846
Hamamatsu Photonics KK		1,100	44,337
Hino Motors Ltd.		5,000	29,749
Hirose Electric Co. Ltd.	†	530	49,270
Hiroshima Bank Ltd. (The)	†	10,000	49,494
Hisamitsu Pharmaceutical Co., Inc.		1,200	57,659
Hitachi Chemical Co. Ltd.		1,700	28,066
Hitachi Construction Machinery Co. Ltd.	†	1,800	30,138
Hitachi High-Technologies Corp.		1,100	22,074
Hitachi Ltd.		82,000	407,053
Hitachi Metals Ltd.	†	3,000	34,546
Hokkaido Electric Power Co., Inc.		3,400	50,119
Hokuhoku Financial Group, Inc.		23,000	50,254
Hokuriku Electric Power Co.		3,200	59,046
Honda Motor Co. Ltd.		30,000	878,846
HOYA Corp.		7,900	183,158
Ibiden Co. Ltd.	†	2,200	46,490
Idemitsu Kosan Co. Ltd.	†	400	35,833
IHI Corp.		26,000	57,320
INPEX Corp.		40	245,644
Isetan Mitsukoshi Holdings Ltd.		7,040	71,252
Isuzu Motors Ltd.		21,000	90,219
ITOCHU Corp.	†	27,000	258,007
Itochu Techno-Solutions Corp.	†	600	26,994
Iyo Bank Ltd. (The)	†	4,000	40,810

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
J. Front Retailing Co. Ltd.		8,600	$40,819
Japan Petroleum Exploration Co.		500	18,175
Japan Prime Realty Investment Corp. REIT		12	30,814
Japan Real Estate Investment Corp. REIT		9	87,989
Japan Retail Fund Investment Corp. REIT		31	49,842
Japan Steel Works Ltd. (The)	†	6,000	35,790
Japan Tobacco, Inc.		82	383,560
JFE Holdings, Inc.		8,600	173,602
JGC Corp.		4,000	97,817
Joyo Bank Ltd. (The)		11,000	51,175
JS Group Corp.		4,500	125,977
JSR Corp.	†	3,000	51,617
JTEKT Corp.		3,700	44,274
Jupiter Telecommunications Co. Ltd.		33	35,706
JX Holdings, Inc.		41,810	234,666
Kajima Corp.	†	14,000	45,949
Kamigumi Co. Ltd.		5,000	44,630
Kaneka Corp.		6,000	33,941
Kansai Electric Power Co., Inc. (The)	†	13,900	240,211
Kansai Paint Co. Ltd.		4,000	38,331
Kao Corp.		10,100	281,329
Kawasaki Heavy Industries Ltd.		25,000	63,752
Kawasaki Kisen Kaisha Ltd.	†	12,000	24,956
KDDI Corp.		54	371,755
Keikyu Corp.	†	8,000	73,858
Keio Corp.	†	11,000	78,696
Keisei Electric Railway Co. Ltd.	†	6,000	40,685
Keyence Corp.		793	217,008
Kikkoman Corp.		3,000	34,274
Kinden Corp.		2,000	17,292
Kintetsu Corp.	†	28,000	105,569
Kirin Holdings Co. Ltd.		15,000	196,201
Kobe Steel Ltd.		46,000	76,785
Koito Manufacturing Co. Ltd.		2,000	31,640
Komatsu Ltd.	†	17,200	370,833
Konami Corp.	†	1,600	53,715
Konica Minolta Holdings, Inc.		9,000	61,710
Kubota Corp.		21,000	171,256
Kuraray Co. Ltd.	†	6,100	83,192
Kurita Water Industries Ltd.	†	2,100	58,869
Kyocera Corp.		2,800	234,124
Kyowa Hakko Kirin Co. Ltd.		5,000	55,748
Kyushu Electric Power Co., Inc.		6,900	110,937
Lawson, Inc.	†	1,100	62,266
Mabuchi Motor Co. Ltd.		400	18,578
Makita Corp.		2,100	74,745
Marubeni Corp.		31,000	173,103
Marui Group Co. Ltd.		4,000	30,074
Maruichi Steel Tube Ltd.		1,000	23,614
Mazda Motor Corp.	*†	28,000	56,637
McDonald’s Holdings Co. Japan Ltd.		1,000	26,671
Medipal Holdings Corp.		2,800	28,362
MEIJI Holdings Co. Ltd.	†	1,302	61,784
Minebea Co. Ltd.		6,000	20,143
Miraca Holdings, Inc.		900	39,558
Mitsubishi Chemical Holdings Corp.		24,000	162,763
Mitsubishi Corp.		25,600	521,207

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Mitsubishi Electric Corp.		35,000	$310,025
Mitsubishi Estate Co. Ltd.		23,000	373,074
Mitsubishi Gas Chemical Co., Inc.		7,000	42,973
Mitsubishi Heavy Industries Ltd.	†	54,000	227,750
Mitsubishi Logistics Corp.		2,000	21,550
Mitsubishi Materials Corp.		21,000	51,136
Mitsubishi Motors Corp.	*	72,000	95,429
Mitsubishi Tanabe Pharma Corp.	†	4,000	74,366
Mitsubishi UFJ Financial Group, Inc.		234,440	1,075,998
Mitsubishi UFJ Lease & Finance Co. Ltd.		1,180	47,105
Mitsui & Co. Ltd.	†	32,100	464,977
Mitsui Chemicals, Inc.	†	15,000	50,172
Mitsui Engineering & Shipbuilding Co. Ltd.	†	12,000	20,152
Mitsui Fudosan Co. Ltd.		15,000	236,958
Mitsui OSK Lines Ltd.		21,000	80,911
Mizuho Financial Group, Inc.	†	403,580	590,997
MS&AD Insurance Group Holdings		10,074	219,187
Murata Manufacturing Co. Ltd.	†	3,800	206,318
Nabtesco Corp.	†	1,500	28,351
Namco Bandai Holdings, Inc.		3,350	45,372
NEC Corp.	*	47,000	95,482
NGK Insulators Ltd.		5,000	75,237
NGK Spark Plug Co. Ltd.		3,000	40,771
NHK Spring Co. Ltd.		3,000	26,507
Nidec Corp.	†	2,000	161,074
Nikon Corp.	†	6,200	146,252
Nintendo Co. Ltd.		1,800	264,488
Nippon Building Fund, Inc. REIT		10	103,523
Nippon Electric Glass Co. Ltd.		6,500	59,065
Nippon Express Co. Ltd.		16,000	68,248
Nippon Meat Packers, Inc.		3,000	38,986
Nippon Paper Group, Inc.	†	1,900	50,586
Nippon Sheet Glass Co. Ltd.	†	16,000	35,797
Nippon Steel Corp.	†	93,000	266,733
Nippon Telegraph & Telephone Corp.		8,800	421,592
Nippon Yusen K.K.	†	29,000	78,660
Nishi-Nippon City Bank Ltd. (The)		11,000	33,805
Nissan Motor Co. Ltd.		45,100	399,047
Nisshin Seifun Group, Inc.		3,200	41,772
Nisshin Steel Co. Ltd.		15,000	26,772
Nissin Foods Holdings Co. Ltd.		1,100	44,260
Nitori Holdings Co. Ltd.		700	70,462
Nitto Denko Corp.		3,100	122,006
NKSJ Holdings, Inc.		6,475	143,741
NOK Corp.		2,000	36,183
Nomura Holdings, Inc.		64,100	233,767
Nomura Real Estate Holdings, Inc.		1,700	25,720
Nomura Real Estate Office Fund, Inc. REIT		5	30,491
Nomura Research Institute Ltd.		1,650	37,691
NSK Ltd.		8,000	58,792
NTN Corp.		9,000	42,208
NTT Data Corp.	†	23	70,988
NTT DoCoMo, Inc.		279	508,352
NTT Urban Development Corp.	†	24	17,440
Obayashi Corp.		11,000	54,334
Odakyu Electric Railway Co. Ltd.	†	11,000	104,557
OJI Paper Co. Ltd.	†	15,000	82,272

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Olympus Corp.	†	4,000	$123,455
Omron Corp.		3,800	74,626
Ono Pharmaceutical Co. Ltd.		1,500	89,497
Oracle Corp. Japan		600	21,123
Oriental Land Co. Ltd.	†	900	96,023
ORIX Corp.		1,960	153,835
Osaka Gas Co. Ltd.		35,000	145,412
Otsuka Corp.		300	20,679
Otsuka Holdings Co. Ltd.		4,600	126,023
Panasonic Corp.		40,500	391,442
Rakuten, Inc.		133	154,951
Resona Holdings, Inc.		33,700	160,787
Ricoh Co. Ltd.	†	12,000	100,576
Rinnai Corp.	†	600	50,091
Rohm Co. Ltd.		1,800	93,897
Sankyo Co. Ltd.		900	48,699
Santen Pharmaceutical Co. Ltd.		1,400	58,840
SBI Holdings, Inc.		383	33,094
Secom Co. Ltd.		3,900	188,107
Sega Sammy Holdings, Inc.		3,548	82,778
Seiko Epson Corp.	†	2,400	30,540
Sekisui Chemical Co. Ltd.	†	8,000	67,259
Sekisui House Ltd.		11,000	103,074
Seven & I Holdings Co. Ltd.		13,940	390,740
Seven Bank Ltd.		9	17,566
Sharp Corp.	†	18,000	151,222
Shikoku Electric Power Co., Inc.		3,200	87,972
Shimadzu Corp.	†	4,000	33,742
Shimamura Co. Ltd.		400	41,932
Shimano, Inc.		1,200	63,517
Shimizu Corp.		10,000	43,892
Shin-Etsu Chemical Co. Ltd.		7,600	372,808
Shinsei Bank Ltd.		16,000	17,984
Shionogi & Co. Ltd.	†	5,500	81,375
Shiseido Co. Ltd.	†	6,400	124,119
Shizuoka Bank Ltd. (The)	†	11,000	115,250
Showa Denko K.K.		26,000	51,323
Showa Shell Sekiyu K.K.		2,900	20,658
SMC Corp.	†	1,000	146,162
Softbank Corp.		15,700	459,383
Sojitz Corp.	†	21,200	38,730
Sony Corp.	†	18,500	354,127
Sony Financial Holdings, Inc.		3,400	51,910
Square Enix Holdings Co. Ltd.		1,000	18,007
Stanley Electric Co. Ltd.		2,500	37,777
Sumco Corp.	*†	1,900	17,743
Sumitomo Chemical Co. Ltd.	†	29,000	111,898
Sumitomo Corp.	†	20,900	258,607
Sumitomo Electric Industries Ltd.		13,400	157,375
Sumitomo Heavy Industries Ltd.		10,000	51,138
Sumitomo Metal Industries Ltd.		61,000	126,433
Sumitomo Metal Mining Co. Ltd.	†	10,000	132,402
Sumitomo Mitsui Financial Group, Inc.	†	24,700	695,937
Sumitomo Mitsui Trust Holdings, Inc.		57,740	191,113
Sumitomo Realty & Development Co. Ltd.	†	6,500	124,950
Sumitomo Rubber Industries Ltd.		3,000	38,359
Suruga Bank Ltd.		4,000	38,969
Suzuken Co. Ltd.		1,260	33,890
Suzuki Motor Corp.	†	6,300	138,871
Sysmex Corp.	†	1,200	43,175
T&D Holdings, Inc.		9,700	91,388

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Taisei Corp.	†	20,000	$55,060
Taisho Pharmaceutical Co. Ltd.	‡	2,300	57,007
Taiyo Nippon Sanso Corp.		5,000	34,813
Takashimaya Co. Ltd.		5,000	36,464
Takeda Pharmaceutical Co. Ltd.	†	14,320	679,173
TDK Corp.	†	2,300	80,232
Teijin Ltd.		16,000	57,519
Terumo Corp.		3,000	156,133
THK Co. Ltd.	†	2,100	34,946
Tobu Railway Co. Ltd.	†	18,000	84,786
Toho Co. Ltd.		1,800	31,440
Toho Gas Co. Ltd.	†	7,000	45,943
Tohoku Electric Power Co., Inc.		7,600	105,294
Tokio Marine Holdings, Inc.		13,100	331,993
Tokyo Electric Power Co., Inc. (The)	*	26,300	79,509
Tokyo Electron Ltd.		3,200	145,151
Tokyo Gas Co. Ltd.		47,000	218,306
Tokyu Corp.	†	21,000	105,529
Tokyu Land Corp.		9,000	32,348
TonenGeneral Sekiyu K.K.		5,000	57,452
Toppan Printing Co. Ltd.	†	10,000	72,833
Toray Industries, Inc.	†	26,000	182,082
Toshiba Corp.		73,000	297,800
Tosoh Corp.	†	9,000	28,202
TOTO Ltd.	†	5,000	44,103
Toyo Seikan Kaisha Ltd.		2,500	37,834
Toyo Suisan Kaisha Ltd.	†	2,000	54,850
Toyoda Gosei Co. Ltd.		1,200	22,848
Toyota Boshoku Corp.		1,400	20,007
Toyota Industries Corp.		3,300	96,242
Toyota Motor Corp.		50,400	1,727,671
Toyota Tsusho Corp.		4,200	71,856
Trend Micro, Inc.		1,800	56,295
Tsumura & Co.		1,000	31,884
Ube Industries Ltd.		19,000	63,142
Unicharm Corp.	†	2,100	100,723
Ushio, Inc.		1,900	28,926
USS Co. Ltd.		350	29,759
West Japan Railway Co.		3,000	128,598
Yahoo! Japan Corp.		271	84,168
Yakult Honsha Co. Ltd.		1,900	59,282
Yamada Denki Co. Ltd.		1,510	105,019
Yamaguchi Financial Group, Inc.		4,000	40,427
Yamaha Corp.	†	2,700	29,216
Yamaha Motor Co. Ltd.	*	4,500	59,410
Yamato Holdings Co. Ltd.		7,000	127,619
Yamato Kogyo Co. Ltd.		700	18,360
Yamazaki Baking Co. Ltd.		2,000	30,329
Yaskawa Electric Corp.	†	4,000	30,156
Yokogawa Electric Corp.	*	4,300	40,675

			38,474,698

Luxembourg—0.4%
ArcelorMittal		15,855	253,312
Millicom International Cellular SA SDR		1,436	143,100
SES SA, Class A FDR		5,651	137,519
Tenaris SA		8,640	108,834

			642,765

Macau—0.1%
Sands China Ltd.	*	42,494	99,422

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Wynn Macau Ltd.	†	27,256	$64,456

			163,878

Malta—0.0%
BGP Holdings plc	*‡d	142,647	—

Mauritius—0.0%
Essar Energy plc	*	5,270	20,417

Mexico—0.1%
Fresnillo plc		3,383	82,704

Netherlands—4.6%
Aegon NV	*	31,176	126,368
Akzo Nobel NV		4,164	183,747
ASML Holding NV		7,753	268,087
Corio NV REIT		1,147	52,850
Delta Lloyd NV		1,244	19,631
European Aeronautic Defence and Space Co. NV		7,463	209,777
Fugro NV CVA		1,311	66,116
Heineken Holding NV		2,198	84,826
Heineken NV		4,624	207,574
ING Groep NV CVA	*	70,662	498,440
Koninklijke Ahold NV		21,671	254,855
Koninklijke Boskalis Westminster NV		1,198	36,848
Koninklijke DSM NV		2,899	126,044
Koninklijke KPN NV		28,012	368,947
Koninklijke Philips Electronics NV		18,217	326,849
Koninklijke Vopak NV		1,384	66,148
PostNL NV		6,778	29,648
Qiagen NV	*	4,093	56,848
Randstad Holding NV		2,045	65,196
Reed Elsevier NV		12,525	137,731
Royal Dutch Shell plc, Class A		65,568	2,025,855
Royal Dutch Shell plc, Class B		49,267	1,532,929
SBM Offshore NV		3,035	52,602
TNT Express NV		6,778	47,393
Unilever NV CVA		30,014	950,044
Wolters Kluwer NV		5,403	87,683

			7,883,036

New Zealand—0.1%
Auckland International Airport Ltd.		15,775	27,420
Contact Energy Ltd.	*	5,175	21,378
Fletcher Building Ltd.		12,180	71,237
Sky City Entertainment Group Ltd.		12,302	31,133
Telecom Corp of New Zealand Ltd.		37,806	75,147

			226,315

Norway—0.7%
Aker Solutions ASA		2,745	26,295
DnB NOR ASA		17,840	177,797
Gjensidige Forsikring ASA		3,287	33,936
Norsk Hydro ASA		16,520	74,929
Orkla ASA		14,553	110,620
Renewable Energy Corp. ASA	*†	10,183	8,907
Statoil ASA		20,231	434,114
Telenor ASA		13,756	212,162

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Yara International ASA		3,544	$135,206

			1,213,966

Portugal—0.2%
Banco Comercial Portugues SA (Registered)	*†	56,246	14,554
Banco Espirito Santo SA (Registered)	†	9,862	26,120
Cimpor Cimentos de Portugal SGPS SA		4,428	29,570
EDP - Energias de Portugal SA		36,083	111,135
Galp Energia SGPS SA, Class B		3,992	72,902
Jeronimo Martins SGPS SA		4,265	66,604
Portugal Telecom SGPS SA (Registered)		12,095	88,862

			409,747

Singapore—1.6%
Ascendas Real Estate Investment Trust REIT		28,786	44,389
CapitaLand Ltd.		46,500	86,760
CapitaMall Trust REIT		41,000	56,858
CapitaMalls Asia Ltd.		23,000	21,196
City Developments Ltd.		10,000	72,504
ComfortDelGro Corp. Ltd.		37,000	36,740
Cosco Corp. Singapore Ltd.		18,000	12,557
DBS Group Holdings Ltd.		31,500	282,462
Fraser and Neave Ltd.		18,000	79,013
Genting Singapore plc	*	114,000	132,370
Global Logistic Properties Ltd.	*	33,000	41,383
Golden Agri-Resources Ltd.		119,320	55,217
Hutchison Port Holdings Trust		96,000	64,081
Jardine Cycle & Carriage Ltd.		2,000	63,552
Keppel Corp. Ltd.		26,400	154,816
Keppel Land Ltd.		12,000	23,439
Neptune Orient Lines Ltd.		17,000	14,016
Olam International Ltd.		24,672	42,042
Oversea-Chinese Banking Corp. Ltd.		45,600	281,042
SembCorp Industries Ltd.		18,340	47,336
SembCorp Marine Ltd.		14,000	34,280
Singapore Airlines Ltd.		9,400	81,385
Singapore Exchange Ltd.		15,000	75,397
Singapore Press Holdings Ltd.		27,500	78,629
Singapore Technologies Engineering Ltd.		31,000	65,990
Singapore Telecommunications Ltd.		144,159	347,500
StarHub Ltd.		8,730	18,975
United Overseas Bank Ltd.		23,000	295,752
UOL Group Ltd.		8,000	25,213
Wilmar International Ltd.		36,000	143,254

			2,778,148

Spain—3.4%
Abertis Infraestructuras SA	†	6,948	106,853
Acciona SA		445	37,514
Acerinox SA		1,819	20,441
ACS Actividades de Construccion y Servicios SA		2,634	92,824
Amadeus IT Holding SA, Class A		5,166	82,536
Banco Bilbao Vizcaya Argentaria SA	†	78,133	646,914
Banco de Sabadell SA		19,878	70,975
Banco Popular Espanol SA	†	16,000	73,816

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Banco Santander SA		153,986	$1,258,973
Bankia SA	*	15,810	77,609
Bankinter SA	†	4,042	21,952
CaixaBank		15,888	69,608
Distribuidora Internacional de Alimentacion SA	*	10,576	42,111
EDP Renovaveis SA	*	3,747	20,404
Enagas SA		3,155	57,984
Ferrovial SA	†	6,816	77,701
Fomento de Construcciones y Contratas SA	†	1,109	27,342
Gas Natural SDG SA		5,822	99,004
Grifols SA	*†	2,792	52,066
Iberdrola SA		72,257	488,522
Inditex SA		4,047	345,473
Indra Sistemas SA	†	1,576	22,658
Mapfre SA		13,416	41,426
Mediaset Espana Comunicacion SA		3,468	19,715
Red Electrica Corp. SA		1,889	86,080
Repsol YPF SA		14,401	380,169
Telefonica SA		75,067	1,438,644
Zardoya Otis SA	†	2,829	35,962

			5,795,276

Sweden—2.7%
Alfa Laval AB		5,944	93,574
Assa Abloy AB, Class B		5,854	120,443
Atlas Copco AB, Class A		12,472	220,761
Atlas Copco AB, Class B		7,327	114,712
Boliden AB		5,215	53,627
Electrolux AB, Series B		4,438	65,265
Getinge AB, Class B		3,677	80,238
Hennes & Mauritz AB, Class B		18,866	564,883
Hexagon AB, Class B		4,884	63,508
Holmen AB, Class B		1,079	26,804
Husqvarna AB, Class B		7,817	31,584
Industrivarden AB, Class C		1,904	19,936
Investor AB, Class B	†	8,353	146,993
Kinnevik Investment AB, Class B		4,060	75,124
Modern Times Group AB, Class B		977	39,150
Nordea Bank AB		48,123	389,466
Ratos AB, Class B		3,896	44,726
Sandvik AB		18,697	215,450
Scania AB, Class B		5,968	85,267
Securitas AB, Class B		5,360	38,987
Skandinaviska Enskilda Banken AB, Class A		25,092	134,885
Skanska AB, Class B		7,363	101,930
SKF AB, Class B		7,152	134,758
SSAB AB, Class A		3,099	22,986
Svenska Cellulosa AB, Class B		10,399	126,618
Svenska Handelsbanken AB, Class A		9,095	231,433
Swedbank AB, Class A		14,641	161,653
Swedish Match AB		3,922	129,431
Tele2 AB, Class B		5,766	104,437
Telefonaktiebolaget LM Ericsson, Class B		55,600	533,872
TeliaSonera AB		39,665	261,511
Volvo AB, Class B		25,507	250,575

			4,684,587

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Switzerland—8.7%
ABB Ltd. (Registered)	*	40,070	$685,433
Actelion Ltd. (Registered)	*	1,903	63,221
Adecco SA (Registered)	*	2,316	91,284
Aryzta AG		1,539	66,827
Baloise Holding AG (Registered)		934	68,399
Compagnie Financiere Richemont SA (A Bearer Shares)		9,473	421,978
Credit Suisse Group AG (Registered)	*	20,765	543,238
GAM Holding AG	*	3,736	46,762
Geberit AG (Registered)	*	710	131,094
Givaudan SA (Registered)	*	147	114,644
Glencore International plc		13,654	85,786
Holcim Ltd. (Registered)	*	4,553	241,618
Julius Baer Group Ltd.	*	3,656	122,177
Kuehne + Nagel International AG (Registered)		1,003	112,570
Lindt & Spruengli AG (Participation Certificates)		17	49,452
Lindt & Spruengli AG (Registered)		2	69,086
Lonza Group AG (Registered)	*	854	51,457
Nestle SA (Registered)		63,317	3,485,772
Novartis AG (Registered)		42,562	2,377,586
Pargesa Holding SA (Bearer)		467	31,944
Roche Holding AG (Genusschein)		12,840	2,073,816
Schindler Holding AG (Participation Certificates)		842	89,255
Schindler Holding AG (Registered)		416	45,343
SGS SA (Registered)		102	154,959
Sika AG		39	69,051
Sonova Holding AG (Registered)	*	846	76,762
STMicroelectronics NV		11,906	77,807
Straumann Holding AG (Registered)		152	23,784
Sulzer AG (Registered)		394	40,490
Swatch Group AG (The) (Bearer)		565	185,899
Swatch Group AG (The) (Registered)		843	50,244
Swiss Life Holding AG (Registered)	*	529	58,015
Swiss Re AG	*	6,402	300,323
Swisscom AG (Registered)		416	169,242
Syngenta AG (Registered)	*	1,715	445,674
Transocean Ltd.		5,812	280,222
UBS AG (Registered)	*	66,517	760,860
Wolseley plc		5,343	132,570
Xstrata plc		37,914	478,766
Zurich Financial Services AG (Registered)	*	2,688	559,922

			14,933,332

United Kingdom—18.8%
3i Group plc		18,002	52,336
Admiral Group plc		3,873	75,975
Aggreko plc		4,645	116,887
AMEC plc		6,200	78,231
Anglo American plc		24,285	835,672
Antofagasta plc		7,392	105,548
ARM Holdings plc		24,195	206,907
Associated British Foods plc		6,436	110,798

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
AstraZeneca plc (London Exchange)		25,196	$1,118,185
Autonomy Corp. plc	*	4,181	165,421
Aviva plc		52,084	244,945
Babcock International Group plc		6,821	69,544
BAE Systems plc		62,132	256,615
Balfour Beatty plc		12,983	51,356
Barclays plc		210,894	517,188
BG Group plc		62,246	1,191,303
BHP Billiton plc		39,113	1,044,862
BP plc		343,518	2,059,623
British American Tobacco plc		36,493	1,540,928
British Land Co. plc REIT		16,013	117,950
British Sky Broadcasting Group plc		20,764	213,852
BT Group plc		140,863	377,558
Bunzl plc		6,330	75,431
Burberry Group plc		8,125	147,544
Cairn Energy plc	*	25,400	110,161
Capita Group plc (The)		10,792	118,201
Capital Shopping Centres Group plc REIT		9,366	47,492
Carnival plc		3,197	99,653
Centrica plc		95,276	439,185
Cobham plc		19,426	52,584
Compass Group plc		34,973	282,148
Diageo plc		45,774	872,756
Eurasian Natural Resources Corp. plc		4,297	38,083
G4S plc		26,041	107,745
GKN plc		25,510	69,266
GlaxoSmithKline plc		94,228	1,944,402
Hammerson plc REIT		13,557	79,369
HSBC Holdings plc (London Exchange)		325,005	2,489,311
ICAP plc		10,418	66,405
Imperial Tobacco Group plc		18,805	634,623
Inmarsat plc		7,983	60,796
Intercontinental Hotels Group plc		5,494	89,089
International Consolidated Airlines Group SA	*	10,150	23,895
International Power plc		28,027	133,046
Intertek Group plc		3,046	87,605
Invensys plc		15,349	53,469
Investec plc		8,651	46,806
ITV plc	*	71,294	65,208
J. Sainsbury plc		21,858	93,073
Johnson Matthey plc		3,984	97,722
Kazakhmys plc		3,673	44,869
Kingfisher plc		43,308	166,299
Land Securities Group plc REIT		14,369	142,807
Legal & General Group plc		109,976	164,252
Lloyds Banking Group plc	*	753,005	404,254
London Stock Exchange Group plc		2,311	29,074
Lonmin plc		3,101	50,350
Man Group plc		31,778	82,202
Marks & Spencer Group plc		28,835	140,413
National Grid plc		64,564	639,959
Next plc		3,435	134,668
Old Mutual plc		99,250	161,049
Pearson plc		15,141	267,074
Petrofac Ltd.		4,520	83,608
Prudential plc		46,972	403,398

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Randgold Resources Ltd.		1,649	$160,177
Reckitt Benckiser Group plc		11,380	576,602
Reed Elsevier plc		22,119	169,343
Rexam plc		15,419	74,146
Rio Tinto plc		26,060	1,155,712
Rolls-Royce Holdings plc	*	33,691	309,713
Royal Bank of Scotland Group plc	*	311,005	111,261
RSA Insurance Group plc		63,018	108,451
SABMiller plc		17,546	572,509
Sage Group plc (The)		23,751	94,197
Schroders plc		1,968	39,011
Scottish & Southern Energy plc		16,772	336,566
Segro plc REIT		12,863	43,879
Serco Group plc		9,142	72,322
Severn Trent plc		4,129	98,653
Smith & Nephew plc		15,739	141,578
Smiths Group plc		7,181	110,821
Standard Chartered plc (London Exchange)		42,931	856,515
Standard Life plc		40,542	125,465
Subsea 7 SA	*	5,160	98,019
Tesco plc		147,837	865,966
TUI Travel plc		9,107	21,005
Tullow Oil plc		16,087	325,345
Unilever plc		23,676	741,630
United Utilities Group plc		12,299	119,051
Vedanta Resources plc		2,170	36,887
Vodafone Group plc		936,880	2,414,603
Weir Group plc (The)		4,025	96,166
Whitbread plc		3,280	80,427
Wm Morrison Supermarkets plc		40,967	184,709

			32,031,757

United States—0.1%
Sims Metal Management Ltd.		2,945	35,339
Synthes, Inc.	^	1,182	191,288

			226,627

TOTAL COMMON STOCKS
(Cost $206,729,334)			166,181,236

PREFERRED STOCKS—0.4%
Germany—0.4%
Bayerische Motoren Werke AG		922	43,249
Henkel AG & Co. KGaA		3,261	173,394
Porsche Automobil Holding SE		2,900	138,131
ProSiebenSat.1 Media AG		1,238	21,768
RWE AG		720	24,892
Volkswagen AG		2,691	355,127

TOTAL PREFERRED STOCKS
(Cost $761,496)			756,561

Coupon Rate	Maturity Date			Face	Value
U.S. TREASURY OBLIGATIONS—0.2%
U.S. Treasury Bills—0.2%
U.S. Treasury Bill
0.039%	03/08/2012	‡	‡	$65,000	64,988
0.017%	03/22/2012	‡	‡	210,000	209,953
0.000%	12/08/2011	‡	‡	5,000	5,000

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $279,972)					279,941

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Overseas Equity Index Fund
		Shares	Value
RIGHTS—0.0%
Spain—0.0%
Banco Bilbao Vizcaya Argentaria SA, Expires 10/14/2011	*	78,133	$11,515
Bankinter SA	*‡	53	288
CaixaBank, Expires 10/13/2011	*	15,888	1,298

TOTAL RIGHTS (Cost $—)			13,101

MONEY MARKET FUNDS—8.8%
Institutional Money Market Funds—8.8%
Dreyfus Institutional Cash Advantage Fund, 0.08%	††¥	2,250,000	2,250,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.16%		¥1,816,564	1,816,564
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.16%	††¥	2,301,234	2,301,234
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.13%	††¥	2,000,000	2,000,000
Short-Term Investments Trust Liquid Assets Portfolio, 0.10%	††¥	2,250,000	2,250,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.13%	††¥	2,250,000	2,250,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.11%	††¥	2,250,000	2,250,000

TOTAL MONEY MARKET FUNDS
(Cost $15,117,798)			15,117,798

TOTAL INVESTMENTS—106.7%
(Cost $222,888,600)			182,348,637
Other assets less liabilities—(6.7%)			(11,476,415)

NET ASSETS—100.0%			$170,872,222

Vantagepoint Overseas Equity Index Fund
Legend to the Schedule of Investments:
CDI	Chess Depository Interest
CVA	Dutch Certificate of Shares
FDR	Fiduciary Depository Receipt
REIT	Real Estate Investment Trust
RSP	Risparmio (Italian Savings Shares)
SDR	Swedish Depository Receipt
VVPR	Verlaagde Vooheffing Precompte Reduit (Belgian dividend coupon)
†	Denotes all or a portion of the security on loan.
*	Non-income producing.
d	Security has no market value at September 30, 2011.
‡	Security valued at fair value as determined by policies approved by the Board of Directors.
^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. 144A securities amounted to $191,288, which represents 0.1% of Net Assets.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Overseas Equity Index Fund
Percentage of Portfolio by Industry:

COMMON STOCKS
Commercial Banks	11.4%
Pharmaceuticals	8.1%
Oil, Gas & Consumable Fuels	7.1%
Metals & Mining	5.4%
Insurance	4.2%
Food Products	4.1%
Diversified Telecommunication Services	3.8%
Chemicals	3.5%
Automobiles	3.0%
Electric Utilities	2.6%
Machinery	2.6%
Food & Staples Retailing	2.4%
Wireless Telecommunication Services	2.3%
Beverages	2.1%
Capital Markets	1.8%
Real Estate Management & Development	1.7%
Tobacco	1.6%
Industrial Conglomerates	1.5%
Real Estate Investment Trusts (REITs)	1.4%
Multi-Utilities	1.4%
Electrical Equipment	1.3%
Electronic Equipment, Instruments & Components	1.2%
Trading Companies & Distributors	1.2%
Media	1.2%
Diversified Financial Services	1.1%
Textiles, Apparel & Luxury Goods	1.1%
Software	1.0%
Road & Rail	1.0%
Specialty Retail	0.9%
Auto Components	0.9%
Hotels, Restaurants & Leisure	0.9%
Energy Equipment & Services	0.8%
Construction & Engineering	0.8%
Office Electronics	0.7%
Health Care Equipment & Supplies	0.7%
Household Durables	0.7%
Commercial Services & Supplies	0.6%
Aerospace & Defense	0.6%
Semiconductors & Semiconductor Equipment	0.6%
Building Products	0.6%
Communications Equipment	0.6%
Household Products	0.5%
Gas Utilities	0.5%
Professional Services	0.5%
Personal Products	0.5%
Construction Materials	0.5%
Transportation Infrastructure	0.4%
Health Care Providers & Services	0.4%
Multiline Retail	0.4%
IT Services	0.3%
Air Freight & Logistics	0.3%
Paper & Forest Products	0.3%
Computers & Peripherals	0.3%
Marine	0.3%
Biotechnology	0.2%
Containers & Packaging	0.2%
Leisure Equipment & Products	0.2%
Independent Power Producers & Energy Traders	0.2%
Airlines	0.2%
Distributors	0.1%
Life Sciences Tools & Services	0.1%
Water Utilities	0.1%
Internet & Catalog Retail	0.1%

Vantagepoint Overseas Equity Index Fund
Consumer Finance	0.1%
Internet Software & Services	0.1%
Diversified Consumer Services	0.0%

97.3%
PREFERRED STOCKS
Automobiles	0.3%
Household Products	0.1%
Media	0.0%
Multi-Utilities	0.0%

0.4%
RIGHTS
Commercial Banks	0.0%

TOTAL COMMON STOCKS/PREFERRED STOCKS/RIGHTS	97.7%

U.S. TREASURY OBLIGATIONS
U.S. Treasury Bills	0.2%

MONEY MARKET FUNDS
Institutional Money Market Funds	8.8%

TOTAL INVESTMENTS	106.7%
Other assets less liabilities	(6.7)%

TOTAL NET ASSETS	100.0%

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Model Portfolio Savings Oriented Fund
	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	2,456,572	$25,671,175
Vantagepoint Diversifying Strategies Fund	5,621,631	56,328,746
Vantagepoint Equity Income Fund	3,484,417	26,969,385
Vantagepoint Growth & Income Fund	3,129,705	26,852,870
Vantagepoint Inflation Protected Securities Fund	3,639,333	42,361,836
Vantagepoint International Fund	1,628,662	13,289,882
Vantagepoint Low Duration Bond Fund	8,840,495	87,874,519

		279,348,413

TOTAL INVESTMENTS—100.0%
(Cost $270,533,660)		279,348,413
Other assets less liabilities—(0.0%)		(87,027)

NET ASSETS—100.0%		$279,261,386

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Model Portfolio Conservative Growth Fund
	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Aggressive Opportunities Fund *	1,656,484	$15,289,346
Vantagepoint Core Bond Index Fund Class I	6,292,270	65,754,223
Vantagepoint Diversifying Strategies Fund	10,275,945	102,964,973
Vantagepoint Equity Income Fund	7,399,509	57,272,202
Vantagepoint Growth & Income Fund	5,454,062	46,795,856
Vantagepoint Growth Fund	4,059,499	31,217,550
Vantagepoint Inflation Protected Securities Fund	4,653,562	54,167,461
Vantagepoint International Fund	5,014,381	40,917,348
Vantagepoint Low Duration Bond Fund	10,404,786	103,423,571
Vantagepoint Select Value Fund	1,792,440	15,522,532

		533,325,062

TOTAL INVESTMENTS—100.0%
(Cost $536,794,555)		533,325,062
Other assets less liabilities—(0.0%)		(125,844)

NET ASSETS—100.0%		$533,199,218

Legend to the Schedule of Investments:

*	Non-income producing.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Model Portfolio Traditional Growth Fund
		Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Aggressive Opportunities Fund	*	7,453,612	$68,796,840
Vantagepoint Core Bond Index Fund Class I		16,784,164	175,394,513
Vantagepoint Discovery Fund		4,842,468	37,287,002
Vantagepoint Diversifying Strategies Fund		19,932,102	199,719,664
Vantagepoint Equity Income Fund		19,775,481	153,062,226
Vantagepoint Growth & Income Fund		17,804,041	152,758,673
Vantagepoint Growth Fund		16,579,216	127,494,169
Vantagepoint Inflation Protected Securities Fund		4,562,958	53,112,826
Vantagepoint International Fund		18,308,591	149,398,105
Vantagepoint Low Duration Bond Fund		10,752,707	106,881,910
Vantagepoint Select Value Fund		8,044,215	69,662,899

			1,293,568,827

TOTAL INVESTMENTS—100.0%
(Cost $1,345,306,762)			1,293,568,827
Other assets less liabilities—(0.0%)			(261,185)

NET ASSETS—100.0%			$1,293,307,642

Legend to the Schedule of Investments:

*	Non-income producing.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Model Portfolio Long-Term Growth Fund
		Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Aggressive Opportunities Fund	*	14,326,746	$132,235,864
Vantagepoint Core Bond Index Fund Class I		20,942,058	218,844,505
Vantagepoint Discovery Fund		9,032,052	69,546,801
Vantagepoint Diversifying Strategies Fund		19,893,713	199,335,005
Vantagepoint Equity Income Fund		26,671,994	206,441,234
Vantagepoint Growth & Income Fund		23,990,530	205,838,751
Vantagepoint Growth Fund		23,700,073	182,253,560
Vantagepoint International Fund		30,479,438	248,712,218
Vantagepoint Select Value Fund		15,472,670	133,993,320

			1,597,201,258

TOTAL INVESTMENTS— 100.0%
(Cost $1,698,801,685)			1,597,201,258
Other assets less liabilities— (0.0%)			(308,341)

NET ASSETS—100.0%			$1,596,892,917

Legend to the Schedule of Investments:

*	Non-income producing.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Model Portfolio All-Equity Growth Fund
		Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Aggressive Opportunities Fund	*	6,021,743	$55,580,686
Vantagepoint Discovery Fund		6,835,069	52,630,032
Vantagepoint Equity Income Fund		13,830,952	107,051,568
Vantagepoint Growth & Income Fund		11,763,361	100,929,635
Vantagepoint Growth Fund		13,137,594	101,028,099
Vantagepoint International Fund		14,437,748	117,812,027
Vantagepoint Select Value Fund		6,486,517	56,173,241

			591,205,288

TOTAL INVESTMENTS—100.0%
(Cost $677,582,929)			591,205,288
Other assets less liabilities—(0.0%)			(133,504)

NET ASSETS—100.0%			$591,071,784

Legend to the Schedule of Investments:

*	Non-income producing.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Milestone Retirement Income Fund
	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	1,902,059	$19,876,516
Vantagepoint Diversifying Strategies Fund	4,360,401	43,691,219
Vantagepoint Equity Income Fund	2,709,606	20,972,348
Vantagepoint Growth & Income Fund	2,432,298	20,869,116
Vantagepoint Inflation Protected Securities Fund	2,825,496	32,888,779
Vantagepoint International Fund	1,291,960	10,542,391
Vantagepoint Low Duration Bond Fund	6,854,881	68,137,520

		216,977,889

TOTAL INVESTMENTS—100.0%
(Cost $218,722,230)		216,977,889
Other assets less liabilities—(0.0%)		(70,208)

NET ASSETS—100.0%		$216,907,681

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Milestone 2010 Fund
	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	1,373,482	$14,352,882
Vantagepoint Diversifying Strategies Fund	3,884,787	38,925,564
Vantagepoint Equity Income Fund	4,968,752	38,458,142
Vantagepoint Growth & Income Fund	2,678,676	22,983,037
Vantagepoint Growth Fund	1,935,482	14,883,858
Vantagepoint Inflation Protected Securities Fund	2,833,789	32,985,302
Vantagepoint International Fund	2,333,997	19,045,419
Vantagepoint Low Duration Bond Fund	3,352,774	33,326,569

		214,960,773

TOTAL INVESTMENTS—100.0%
(Cost $217,929,861)		214,960,773
Other assets less liabilities—(0.0%)		(69,616)

NET ASSETS—100.0%		$214,891,157

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Milestone 2015 Fund
	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	3,560,375	$37,205,917
Vantagepoint Diversifying Strategies Fund	6,086,561	60,987,346
Vantagepoint Equity Income Fund	8,660,085	67,029,057
Vantagepoint Growth & Income Fund	4,511,502	38,708,684
Vantagepoint Growth Fund	3,447,285	26,509,621
Vantagepoint Inflation Protected Securities Fund	2,861,392	33,306,600
Vantagepoint International Fund	4,567,241	37,268,684
Vantagepoint Low Duration Bond Fund	4,002,912	39,788,949
Vantagepoint Mid/Small Company Index Fund Class I	1,419,954	18,615,602

		359,420,460

TOTAL INVESTMENTS—100.0%
(Cost $ 368,307,309)		359,420,460
Other assets less liabilities—(0.0%)		(85,215)

NET ASSETS—100.0%		$359,335,245

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Milestone 2020 Fund
	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	5,004,196	$52,293,846
Vantagepoint Diversifying Strategies Fund	5,547,568	55,586,627
Vantagepoint Equity Income Fund	9,504,778	73,566,979
Vantagepoint Growth & Income Fund	4,679,080	40,146,510
Vantagepoint Growth Fund	3,745,743	28,804,762
Vantagepoint Inflation Protected Securities Fund	470,272	5,473,972
Vantagepoint International Fund	5,273,760	43,033,883
Vantagepoint Low Duration Bond Fund	2,531,868	25,166,768
Vantagepoint Mid/Small Company Index Fund Class I	2,274,538	29,819,189

		353,892,536

TOTAL INVESTMENTS—100.0%
(Cost $ 365,987,806)		353,892,536
Other assets less liabilities—(0.0%)		(82,557)

NET ASSETS—100.0%		$353,809,979

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Milestone 2025 Fund
	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	3,653,337	$38,177,377
Vantagepoint Diversifying Strategies Fund	3,638,097	36,453,736
Vantagepoint Equity Income Fund	7,956,142	61,580,543
Vantagepoint Growth & Income Fund	4,035,581	34,625,283
Vantagepoint Growth Fund	3,238,867	24,906,886
Vantagepoint International Fund	4,712,570	38,454,574
Vantagepoint Low Duration Bond Fund	834,755	8,297,465
Vantagepoint Mid/Small Company Index Fund Class I	2,273,072	29,799,968

		272,295,832

TOTAL INVESTMENTS—100.0% (Cost $ 283,476,398)		272,295,832
Other assets less liabilities—(0.0%)		(73,507)

NET ASSETS—100.0%		$272,222,325

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Milestone 2030 Fund
	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	1,952,830	$20,407,073
Vantagepoint Diversifying Strategies Fund	2,298,961	23,035,591
Vantagepoint Equity Income Fund	6,582,880	50,951,493
Vantagepoint Growth & Income Fund	3,416,209	29,311,077
Vantagepoint Growth Fund	2,822,527	21,705,233
Vantagepoint International Fund	4,094,491	33,411,043
Vantagepoint Low Duration Bond Fund	293,786	2,920,229
Vantagepoint Mid/Small Company Index Fund Class I	2,234,528	29,294,668

		211,036,407

TOTAL INVESTMENTS—100.0% (Cost $ 218,214,270)		211,036,407
Other assets less liabilities—(0.0%)		(66,885)

NET ASSETS—100.0%		$210,969,522

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Milestone 2035 Fund
	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	761,513	$7,957,816
Vantagepoint Diversifying Strategies Fund	830,601	8,322,620
Vantagepoint Equity Income Fund	4,389,451	33,974,354
Vantagepoint Growth & Income Fund	2,272,294	19,496,281
Vantagepoint Growth Fund	2,005,398	15,421,510
Vantagepoint International Fund	2,881,440	23,512,554
Vantagepoint Low Duration Bond Fund	30,993	308,069
Vantagepoint Mid/Small Company Index Fund Class I	1,794,616	23,527,416

		132,520,620

TOTAL INVESTMENTS—100.0%
(Cost $ 136,593,414)		132,520,620
Other assets less liabilities—(0.0%)		(58,809)

NET ASSETS—100.0%		$132,461,811

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Milestone 2040 Fund
	Shares	Value
AFFILIATED MUTUAL FUNDS—100.0%
Vantagepoint Core Bond Index Fund Class I	654,226	$6,836,659
Vantagepoint Diversifying Strategies Fund	134,266	1,345,349
Vantagepoint Equity Income Fund	4,499,199	34,823,797
Vantagepoint Growth & Income Fund	2,356,852	20,221,788
Vantagepoint Growth Fund	2,077,891	15,978,985
Vantagepoint International Fund	2,963,557	24,182,628
Vantagepoint Mid/Small Company Index Fund Class I	1,925,572	25,244,252

		128,633,458

TOTAL INVESTMENTS—100.0%
(Cost $ 125,159,649)		128,633,458
Other assets less liabilities—(0.0%)		(59,761)

NET ASSETS—100.0%		$128,573,697

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

Vantagepoint Milestone 2045 Fund
	Shares	Value
AFFILIATED MUTUAL FUNDS—100.1%
Vantagepoint Core Bond Index Fund Class I	141,282	$1,476,398
Vantagepoint Equity Income Fund	1,018,028	7,879,539
Vantagepoint Growth & Income Fund	535,753	4,596,759
Vantagepoint Growth Fund	470,551	3,618,540
Vantagepoint International Fund	673,934	5,499,305
Vantagepoint Mid/Small Company Index Fund Class I	438,173	5,744,444

		28,814,985

TOTAL INVESTMENTS—100.1%
(Cost $30,437,577)		28,814,985
Other assets less liabilities—(0.1%)		(41,380)

NET ASSETS—100.0%		$28,773,605

See accompanying notes to schedule of investments.

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)

Fair Value Measurements

The Vantagepoint Funds (the “Company”) adopted FASB ASC, Fair Value Measurements and Disclosures, effective January 1, 2008. In accordance with ASC 820, fair value is defined as the price that the fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. ASC 820 established a three-tier hierarchy, which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical investments

Level 2 —	other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)

Level 3 —	significant unobservable inputs (including the fund’s own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2011, in valuing each fund’s investment carried at value:

Low Duration Bond Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Corporate Obligations	$—	$325,957,160	$—	$325,957,160
Mortgage-Related Securities	—	34,587,631	—	34,587,631
U.S. Treasury Obligations	—	30,178,656	—	30,178,656
Government Related Obligations	—	33,416,584	—	33,416,584
Asset-Backed Securities	—	72,952,922	—	72,952,922
Money Market Funds	26,171,627	—	—	26,171,627

Total Investments in Securities	$26,171,627	$497,092,953	$—	$523,264,580

Derivative Instruments:
Assets:
Futures	7,096	—	—	7,096
Forward Currency Contracts	—	203,666	—	203,666

Total Assets	7,096	203,666	—	210,762

Total Derivative Instruments	$7,096	$203,666	$—	$210,762

Inflation Protected Securities Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Corporate Obligations	$—	$27,615,824	$—	$27,615,824
U.S. Treasury Obligations	—	466,235,996	—	466,235,996
Government Related Obligations	—	2,597,338	—	2,597,338
Asset-Backed Securities	—	8,339,944	—	8,339,944
Certificates of Deposit	—	3,864,501	—	3,864,501
Money Market Funds	45,361,094	—	—	45,361,094

Total Investments in Securities	$45,361,094	$508,653,603	$—	$554,014,697

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Inflation Protected Securities Fund (continued)

Investment Type	Level 1	Level 2	Level 3	Total
Derivative Instruments:
Assets:
Purchased Options	—	1,659	—	1,659
Swap Agreements	—	428,113	—	428,113
Futures	37,056	—	—	37,056

Total Assets	37,056	429,772	—	466,828

Liabilities:
Written Options	—	(773,899)	—	(773,899)
Futures	(1,169,925)	—	—	(1,169,925)

Total Liabilities	(1,169,925)	(773,899)	—	(1,943,824)

Total Derivative Instruments	$(1,132,869)	$(344,127)	$—	$(1,476,996)

Equity Income Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$1,580,636,826	$6,312,946	$—	$1,586,949,772
Convertible Preferred Stocks	—	3,199,296	—	3,199,296
Money Market Funds	162,426,501	—	—	162,426,501

Total Investments in Securities	$1,743,063,327	$9,512,242	$—	$1,752,575,569

Growth & Income Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$1,025,264,820	$2,585,401	$—	$1,027,850,221
Money Market Funds	51,759,465	—	—	51,759,465

Total Investments in Securities	$1,077,024,285	$2,585,401	$—	$1,079,609,686

Growth Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$1,552,189,995	$—	$—	$1,552,189,995
Money Market Funds	92,714,803	—	—	92,714,803

Total Investments in Securities	$1,644,904,798	$—	$—	$1,644,904,798

Select Value Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$283,816,876	$—	$—	$283,816,876
Money Market Funds	15,226,378	—	—	15,226,378

Total Investments in Securities	$299,043,254	$—	$—	$299,043,254

Aggressive Opportunities Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$844,796,606	$13,642,812	$—	$858,439,418
Money Market Funds	82,960,799	—	—	82,960,799

Total Investments in Securities	$927,757,405	$13,642,812	$—	$941,400,217

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Discovery Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$79,437,051	$2,175,245	$—	$81,612,296
Convertible Preferred Stocks	—	1,041,150	—	1,041,150
Corporate Obligations	—	51,880,860	—	51,880,860
Mortgage-Related Securities	—	11,847,989	—	11,847,989
Convertible Debt Obligations	—	343,375	—	343,375
U.S. Treasury Obligations	—	10,271,669	—	10,271,669
Government Related Obligations	—	6,902,239	—	6,902,239
Asset-Backed Securities	—	3,153,477	—	3,153,477
Warrants	81,269	19,660	—	100,929
Money Market Funds	18,878,594	—	—	18,878,594

Total Investments in Securities	$98,396,914	$87,635,664	$—	$186,032,578

Derivative Instruments:
Assets:
Forward Currency Contracts	—	11,058	—	11,058

Total Assets	—	11,058	—	11,058

Liabilities:
Futures	(5,718,322)	—	—	(5,718,322)
Forward Currency Contracts	—	(13,395)	—	(13,395)

Total Liabilities	(5,718,322)	(13,395)	—	(5,731,717)

Total Derivative Instruments	$(5,718,322)	$(2,337)	$—	$(5,720,659)

International Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$86,690,464	$926,930,002	$—	$1,013,620,466
Money Market Funds	104,263,702	—	—	104,263,702

Total Investments in Securities	$190,954,166	$926,930,002	$—	$1,117,884,168

Derivative Instruments:
Assets:
Forward Currency Contracts	—	1,927,219	—	1,927,219

Total Assets	—	1,927,219	—	1,927,219

Total Derivative Instruments	$—	$1,927,219	$—	$1,927,219

Diversifying Strategies Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$3,931,332	$14,180,675	$—	$18,112,007
Convertible Preferred Stocks	2,312,100	9,921,354	—	12,233,454
Corporate Obligations	—	326,601,613	—	326,601,613
Mortgage-Related Securities	—	47,818,860	—	47,818,860
Convertible Debt Obligations	—	200,393,896	—	200,393,896
U.S. Treasury Obligations	—	62,013,891	—	62,013,891
Government Related Obligations	—	57,580,454	—	57,580,454
Asset-Backed Securities	—	36,554,273	—	36,554,273
Certificates of Deposit	—	20,155,160	—	20,155,160
Money Market Funds	34,735,978	—	—	34,735,978

Total Investments in Securities	$40,979,410	$775,220,176	$—	$816,199,586

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Diversifying Strategies Fund (continued)

Investment Type	Level 1	Level 2	Level 3	Total
Derivative Instruments:
Assets:
Purchased Options	9,088,493	103,533	—	9,192,026
Futures	1,464,926	—	—	1,464,926
Forward Currency Contracts	—	8,322,489	—	8,322,489

Total Assets	10,553,419	8,426,022	—	18,979,441

Liabilities:
Written Options	(163,096)	—	—	(163,096)
Futures	(1,196,128)	—	—	(1,196,128)
Forward Currency Contracts	—	(8,387,194)	—	(8,387,194)

Total Liabilities	(1,359,224)	(8,387,194)	—	(9,746,418)

Total Derivative Instruments	$9,194,195	$38,828	$—	$9,233,023

Core Bond Index Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Corporate Obligations	$—	$210,698,354	$—	$210,698,354
Mortgage-Related Securities	—	374,536,443	—	374,536,443
U.S. Treasury Obligations	—	371,312,519	—	371,312,519
Government Related Obligations	—	120,246,696	—	120,246,696
Asset-Backed Securities	—	2,968,136	—	2,968,136
Certificates of Deposit	—	512,302	—	512,302
Money Market Funds	32,129,929	—	—	32,129,929

Total Investments in Securities	$32,129,929	$1,080,274,450	$—	$1,112,404,379

500 Stock Index Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$335,490,455	$—	$—	$335,490,455
U.S. Treasury Obligations	—	604,874	—	604,874
Money Market Funds	10,998,285	—	—	10,998,285

Total Investments in Securities	$346,488,740	$604,874	$—	$347,093,614

Derivative Instruments:

Liabilities:
Futures	(276,063)	—	—	(276,063)

Total Liabilities	(276,063)	—	—	(276,063)

Total Derivative Instruments	$(276,063)	$—	$—	$(276,063)

Broad Market Index Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$440,455,296	$258	$—	$440,455,554
U.S. Treasury Obligations	—	724,859	—	724,859
Rights	—	—	—	—
Warrants	—	—	—	—
Money Market Funds	20,606,683	—	—	20,606,683

Total Investments in Securities	$461,061,979	$725,117	$—	$461,787,096

Derivative Instruments:

Liabilities:
Futures	(364,959)	—	—	(364,959)

Total Liabilities	(364,959)	—	—	(364,959)

Total Derivative Instruments	$(364,959)	$—	$—	$(364,959)

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Mid/Small Company Index Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$357,748,995	$1,713	$—	$357,750,708
U.S. Treasury Obligations	—	704,870	—	704,870
Rights	—	—	—	—
Warrants	—	—	—	—
Money Market Funds	40,262,797	—	—	40,262,797

Total Investments in Securities	$398,011,792	$706,583	$—	$398,718,375

Derivative Instruments:

Liabilities:
Futures	(380,283)	—	—	(380,283)

Total Liabilities	(380,283)	—	—	(380,283)

Total Derivative Instruments	$(380,283)	$—	$—	$(380,283)

Overseas Equity Index Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$—	$166,181,236	$—	$166,181,236
Preferred Stocks	—	756,561	—	756,561
U.S. Treasury Obligations	—	279,941	—	279,941
Rights	—	13,101	—	13,101
Money Market Funds	15,117,798	—	—	15,117,798

Total Investments in Securities	$15,117,798	$167,230,839	$—	$182,348,637

Derivative Instruments:
Assets:
Futures	99,359	—	—	99,359
Forward Currency Contracts	—	3,073	—	3,073

Total Assets	99,359	3,073	—	102,432

Liabilities:
Futures	(30,859)	—	—	(30,859)
Forward Currency Contracts	—	(38,679)	—	(38,679)

Total Liabilities	(30,859)	(38,679)	—	(69,538)

Total Derivative Instruments	$68,500	$(35,606)	$—	$32,894

See Schedule of Investments for identification of securities by industry classification.

All investments held by the Model Portfolio Funds and Milestone Funds are categorized as Level 1.

As of September 30, 2011, the funds did not hold any significant investments in Level 3, and there were no significant transfers in and out of Levels 1, 2, or 3.

Investment Policy and Security Valuation

All equity securities that are traded on a national securities exchange (other than NASDAQ Global/Global Select and Capital Market securities traded primarily on the Nasdaq Stock Market, Inc. exchange (“NASDAQ”)) held by each fund normally will be valued at the last reported sale price or official close price (if available) on the exchange on which the security is primarily traded, and are categorized as Level 1 in the hierarchy. If, on a particular day, an exchange-traded security does not trade on its primary exchange, then the price normally will be the mean between the closing bid and closing offer reported to the primary exchange and made available to quotation vendors or disseminated through an automated quotation system, or obtained by a pricing service from other quotation sources believed to be reliable and is generally categorized as Level 2 in the hierarchy. NASDAQ Global/Global Select and Capital Market securities traded primarily on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on any given day, no NOCP is available, the price of such securities normally will be the mean between the closing bid and closing offer reported on NASDAQ prior to the calculation of the net asset value (“NAV”) of a fund and are generally categorized as Level 1 in the hierarchy. All equity securities not traded on a national securities exchange (“OTC Equities”) normally will be priced at the last reported sale price in the over-the-counter market and are generally categorized as Level 1 in the hierarchy. If an OTC Equity does not trade in an over-the-counter market on a particular day, then the price normally will be the mean between the closing bid and closing

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

offer obtained from a quotation service or other source believed to be reliable and is generally categorized as Level 1 in the hierarchy. Short-term debt instruments, such as commercial paper, banker’s acceptances, and U.S. Treasury Bills, with a remaining maturity of less than 60 days may be valued at amortized cost and are generally categorized as Level 2 in the hierarchy. Prices for debt instruments normally will be obtained from a pricing service. In determining prices, the pricing service may employ methodologies designed to identify the market value of debt instruments, which may include reference to actual market transactions, broker-dealer supplied quotations or valuations, matrix pricing, or other valuation techniques. These techniques generally consider such factors as securities’ prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations and are generally categorized as Level 2 in the hierarchy. In the event a pricing service is unable to provide a price for a particular security, the security may be priced based on the average of two or more independent broker-dealer quotations and is generally categorized as Level 2 in the hierarchy. Any security for which market value as described above is not readily available is valued at fair value as determined in good faith in accordance with policies approved by the Board of Directors (“Board”) of the Company (“Valuation Procedures”) and are generally categorized as Level 2 or Level 3 in the hierarchy depending on the observability of market inputs. Except for certain foreign equity securities described later in this note, foreign exchange traded securities are valued in the same manner as domestic exchange traded equity securities and are generally categorized as Level 1 in the hierarchy.

Shares of the underlying funds in which the Model Portfolio and Milestone Funds invest are valued by using the underlying funds’ current NAVs for purchase and/or redemption orders that day and are categorized as Level 1 in the hierarchy.

Valuation of Certain Foreign Equity Securities

For foreign equity securities that are primarily traded in markets outside North and South America, the Board has approved the use of a third party fair valuation service. The service uses a multifactor model to calculate a factor that is then applied to adjust the market price for each such security, which are generally categorized as Level 2 in the hierarchy. Additionally, the Board has approved the use of the fair value prices provided by this service on a daily basis without a market trigger or confidence interval filter for all foreign equity securities held by the funds that are primarily traded in markets outside North and South America which are generally categorized as Level 2 in the hierarchy. In the event prices for such foreign securities are not available through the service or another fair value pricing service approved by the Board, the securities may be priced at the average of two or more independent broker-dealer quotations or at the fair value of the security in accordance with the Company’s Valuation Procedures and are generally categorized as Level 2 or Level 3 in the hierarchy.

The valuation techniques used by the funds to measure fair value during the period ended September 30, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs. The funds utilized fair value techniques such as multi-dimensional relational pricing model and option adjusted spread pricing to estimate prices that would have prevailed in a liquid market given information available at the time of evaluation.

When Issued Securities

When issued securities or “To Be Announced” securities are sometimes held by the funds. The funds maintain security positions and cash positions such that sufficient liquid assets will be available to make payments for such securities purchased.

Foreign Currency

The accounting records of the funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies will be translated (but not actually converted) into U.S. dollars daily at the closing spot rates supplied by the WM/Reuters Intraday Spot exchange rates provided as of 4:00 pm Eastern Time. Purchases and sales of securities, income receipts and expense payments are translated (but not actually converted) into U.S. dollars at the prevailing exchange rates on the respective dates of such transactions. Unrealized gains and losses, not relating to securities, that result from changes in foreign currency exchange rates, have been included in unrealized appreciation/(depreciation) of securities. Net realized foreign currency gains and losses include foreign currency gains and losses resulting from changes in exchange rates between trade date and settlement date on investment securities transactions, gains and losses on foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains/(losses) from security transactions.

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Currency symbols utilized throughout the notes to these financial statements are defined as follows:

AUD	—	Australian Dollar	JPY	—	Japanese Yen
BRL	—	Brazilian Real	MXN	—	Mexican Peso
CAD	—	Canadian Dollar	NOK	—	Norwegian Krona
CHF	—	Swiss Franc	NZD	—	New Zealand Dollar
EUR	—	European Monetary Unit	SEK	—	Swedish Krona
GBP	—	British Pound	USD	—	U.S. Dollar

Options (other than Swaptions)

Exchange traded options normally will be priced based on the last reported sale price or official closing price (if available) on the exchange on which the option is primarily traded, as provided by a pricing service. If on a particular day, an option does not trade on its primary exchange, the fund’s custodian will calculate and use the mean between the closing bid and closing offer reported to the exchange and obtained from a pricing service and such options are generally categorized as Level 1 in the hierarchy.

Non-exchange traded (i.e., over the counter) options normally will be priced using an option valuation model, which incorporates relevant parameters (e.g., implied volatility; current value of underlier). Such prices will be provided by a pricing service and these options are generally categorized as Level 2 in the hierarchy.

In the event a pricing service is unable to provide a price for a particular option, the option may be priced based on the average of two or more independent broker-dealer quotations, pursuant to the Valuation Procedures, or at its fair value determined in accordance with the Valuation Procedures and is generally categorized as Level 2 in the hierarchy.

Futures

Futures contracts normally will be priced at their settlement prices established and reported each day on the exchange on which they are traded, as provided by a pricing service and are generally categorized as Level 1 in the hierarchy. In the event a pricing service is unable to provide a price for a particular futures contract, the value of the contract will be priced at its fair value in accordance with the Valuation Procedures and generally such futures are categorized as Level 2 in the hierarchy.

Futures exchange abbreviations utilized throughout the notes to these financial statements are defined as follows:

CBT	—	Chicago Board of Trade Exchange	MSE	—	Montreal Exchange
CME	—	Chicago Mercantile Exchange	NYF	—	New York Futures Exchange
EOE	—	Dutch Options Exchange	SFE	—	Sydney Futures Exchange
EUX	—	Eurex Deutschland Exchange	SGX	—	Singapore Exchange
HKG	—	Hong Kong Futures Exchange	TSE	—	Tokyo Stock Exchange
LIF	—	Liffe Exchange

Forward Currency Contracts

Forward currency contracts normally will be priced using the WM/Reuters Intraday Forwards rates provided as of 4:00 pm Eastern Time. In the event WM/Reuters (or a designated pricing service) is unable to provide a rate for a particular contract, the fair value of the contract will be determined in accordance with the Valuation Procedures and generally such contracts are categorized as Level 2 in the hierarchy.

Interest Rate Swaps and Inflation Swaps

Interest rate and inflation swaps normally will be priced based on the applicable swap valuation model (i.e., interest rate or inflation) which incorporates a snapshot of the relevant swap curve (interest rate curve or inflation rate curve, as applicable). Such prices will be provided by a pricing service. In the event a pricing service is unable to provide a price for a particular swap, the swap will be priced at its fair value in accordance with the Valuation Procedures and generally such swaps are categorized as Level 2 in the hierarchy.

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Interest Rate Swaptions

Interest rate swaptions normally will be priced based on a snapshot taken of the relevant swap curve, deriving an implied volatility surface from actual and/or indicative broker-dealer swaption prices, and combining them in a swaption valuation model. Such prices will be provided by a pricing service. In the event a pricing service is unable to provide a price for a particular swaption, the swaption will be priced at its fair value in accordance with the Valuation Procedures and generally such swaptions are categorized as Level 2 in the hierarchy.

Total Return Swaps

Total return swaps are normally priced based on a valuation model that incorporates cash flow forecasts for the reference asset and a snapshot of the relevant interest rate swap curve. Such prices will be provided by a pricing service. In the event a pricing service is unable to provide a price for a particular total return swap, the total return swap will be priced at its fair value in accordance with the Valuation Procedures and generally such swaps are categorized as Level 2 in the hierarchy.

Investments in Derivative Instruments

Some of the funds use derivative instruments in pursuing their investment objectives. The following discussion provides more detailed information about a fund’s derivative usage.

Futures Contracts (“Futures”)

A futures contract is an agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date.

Certain funds may enter into futures to manage certain risks. These risks may include interest rate risk (the risk that interest rates will rise, causing fixed income securities prices to fall), credit risk (the risk that the issuer of a fixed income security will default on its obligation to pay interest and/or principal in a timely manner on the instrument), stock market risk (the risk that stock prices overall will decline over short or extended periods), or foreign currency risk (the risk that foreign currency values will decline relative to the U.S. dollar). Certain funds may use futures to seek to increase portfolio value, by increasing or decreasing their exposure to changes in the market value of the specific underlying security, foreign currency, or index. Some funds also may use futures to obtain or adjust investment exposure to certain assets, or asset classes, or foreign currencies.

Futures may be used by the following funds for the following purposes:

	Manage Risk:				Obtain or Adjust Investment Exposure:
Fund	Interest rate risk	Credit risk	Stock market risk	Foreign currency risk	To certa in assets or asset classes	To foreign currencies
Low Duration Bond	*			*	*	*
Inflation Protected Securities	*			*	*	*
Equity Income				*	*
Growth & Income				*	*
Growth				*	*
Select Value				*	*
Aggressive Opportunities				*	*
Discovery	*			*	*
International			*	*	*	*
Diversifying Strategies	*	*	*	*	*	*
Core Bond Index	*				*
500 Stock Index					*
Broad Market Index					*
Mid/Small Company Index					*
Overseas Equity Index				*	*

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Upon entering into the futures contract the fund agrees to deposit an amount equal to a certain percentage of the contract value (initial margin). The fund agrees to subsequently receive or pay an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as unrealized gains or losses. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Use of futures may involve risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with futures include: the risk that a particular future may be difficult to purchase or sell (liquidity risk); the risk that certain futures may be more sensitive than traditional investments to interest rate changes and market price fluctuations (interest rate and market risks); the risk of mispricing or improper valuation of the future, and the inability of the future to correlate perfectly, or at all, with the value of the underlying asset, reference rate, or index it is designed to closely track (valuation risk); the risk that the fund may lose substantially more than the amount invested and that the fund may be forced to liquidate portfolio positions when it may not be advantageous to do so (leverage risk). There is no assurance that a fund will not lose money.

As of September 30, 2011, the following funds had open futures contracts outstanding:

Low Duration Bond Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation
Purchased
37	CBT	U.S. 5 Year Treasury Note	December 2011	$4,531,922	$7,096

Inflation Protected Securities Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation/ (Depreciation)
Purchased
53	CBT	U.S. 10 Year Treasury Note	December 2011	$6,894,969	$2,037

Sold
46	CBT	U.S. 2 Year Treasury Note	December 2011	$10,129,344	$11,413
11	CBT	U.S. 20 Year Treasury Bond	December 2011	1,568,875	(78,224)
94	CBT	U.S. 30 Year Treasury Bond	December 2011	14,910,750	(1,091,701)
63	CBT	U.S. 5 Year Treasury Note	December 2011	7,716,516	23,606

					$(1,134,906)

					$(1,132,869)

Discovery Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Depreciation
Purchased
1,325	NYF	E-MINI Russell 2000 Index	December 2011	$84,998,750	$(5,718,322)

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Diversifying Strategies Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation/ (Depreciation)
Purchased
161	EOE	Amsterdam Index	October 2011	$12,102,913	$367,458
94	SFE	Australian Government 10 Year Bond	December 2011	10,394,238	(67,178)
102	MSE	Canadian Government 10 Year Bond	December 2011	12,937,132	14,841
45	EUX	DAX Index	December 2011	8,245,994	289,291
229	CME	E-MINI S&P 500 Index	December 2011	12,892,700	(457,162)
51	EUX	Euro Bund	December 2011	9,325,986	77,310
94	LIF	FTSE 100 Index	December 2011	7,461,838	(198,513)
91	SFE	SPI 200 Index	December 2011	8,806,070	(191,003)

					$(164,956)

Sold
206	SGX	10 Year Mini-JGB	December 2011	$37,989,680	$126,981
107	HKG	Hang Seng Index	October 2011	11,967,666	290,982
51	MSE	S&P/TSX 60 Index	December 2011	6,470,026	262,082
115	TSE	TOPIX Index	December 2011	11,294,243	(198,367)
28	CBT	U.S. 10 Year Treasury Note	December 2011	3,642,625	35,981
319	LIF	UK Gilt Long Bond	December 2011	64,663,344	(83,905)

					$433,754

					$268,798

500 Stock Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Depreciation
Purchased
137	CME	E-MINI S&P 500 Index	December 2011	$7,713,100	$(276,063)

Broad Market Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Depreciation
Purchased
23	NYF	E-MINI Russell 2000 Index	December 2011	$1,475,450	$(90,035)
134	CME	E-MINI S&P 500 Index	December 2011	7,544,200	(274,924)

					$(364,959)

Mid/Small Company Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Depreciation
Purchased
56	NYF	E-MINI Russell 2000 Index	December 2011	$3,592,400	$(185,010)
46	CME	E-MINI S&P MidCap 400 Index	December 2011	3,582,940	(195,273)
					$(380,283)

Overseas Equity Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation/ (Depreciation)
Purchased
46	EUX	DJ Euro STOXX 50 Index	December 2011	$1,328,711	$76,652
13	LIF	FTSE 100 Index	December 2011	1,031,956	(25,765)
3	SFE	SPI 200 Index	December 2011	290,310	(5,094)
9	TSE	TOPIX Index	December 2011	883,897	22,707

					$68,500

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Forward Currency Contracts

A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract.

Certain funds may enter into forward currency contracts to manage foreign currency risk. Foreign currency risk is the risk that a fund’s investment in or exposure to foreign currencies or securities denominated in foreign currencies may experience gains or losses solely based on changes in the exchange rate between foreign currencies and the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by a fund and denominated in those currencies. Certain funds also may enter into forward currency contracts to obtain or adjust investment exposure to a foreign currency.

Forward currency contracts may be used by the following funds for the following purposes:

Fund	Manage foreign currency risk	Obtain or adjust investment exposure to foreign currencies
Low Duration Bond	*	*
Inflation Protected Securities	*	*
Equity Income	*
Growth & Income	*
Growth	*
Select Value	*
Aggressive Opportunities	*
Discovery	*
International	*	*
Diversifying Strategies	*	*
Overseas Equity Index	*

Risks of entering into forward currency contracts include the possibility that a fund may lose money. For example, foreign currency values may change unfavorably relative to the U.S. dollar, there may be an illiquid market or a change in the value of the contracts may not correlate with changes in the value of the underlying currency. The use of over-the-counter forward currency contracts includes counterparty risk, which is the risk that the other party to a contract may not fulfill its obligations.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. Realized gain or loss is recorded upon the termination of the contract.

As of September 30, 2011, the following funds had open forward foreign currency exchange contracts outstanding:

Low Duration Bond Fund

Contract Type	Counterparty	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at September 30, 2011	Net Unrealized Appreciation
Sale	Citibank NA	EUR	USD	10/11/2011	$3,723,991	$3,548,813	$175,178
Sale	HSBC Bank plc	GBP	USD	10/11/2011	1,346,102	1,317,614	28,488

							$203,666

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Discovery Fund

Contract Type	Counterparty	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at September 30, 2011	Net Unrealized Appreciation/ (Depreciation)
Sale	HSBC Bank plc	BRL	USD	10/18/2011	$829,726	$843,121	$(13,395)
Sale	HSBC Bank plc	GBP	USD	10/11/2011	522,511	511,453	11,058

							$(2,337)

International Fund

Contract Type	Counterparty	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at September 30, 2011	Net Unrealized Appreciation
Sale	JPMorgan Chase Bank NA	AUD	USD	10/31/2011	$15,556,876	$13,749,349	$1,807,527
Sale	JPMorgan Chase Bank NA	CHF	USD	01/31/2012	9,762,667	9,642,975	119,692

							$1,927,219

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Diversifying Strategies Fund

Contract Type	Counterparty	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at September 30, 2011	Net Unrealized Appreciation/ (Depreciation)
Purchase	Deutsche Bank AG	USD	AUD	12/21/2011	$26,248,603	$25,513,118	$(735,485)
Purchase	Goldman Sachs International	USD	AUD	12/21/2011	11,726,528	11,549,016	(177,512)
Purchase	Deutsche Bank AG	USD	CAD	12/21/2011	27,011,198	25,402,336	(1,608,862)
Purchase	Goldman Sachs International	USD	CAD	12/21/2011	18,088,057	17,584,744	(503,313)
Purchase	Morgan Stanley Co., Inc.	USD	CAD	12/21/2011	14,767,732	13,889,261	(878,471)
Purchase	Goldman Sachs International	USD	CHF	12/21/2011	7,422,755	7,361,750	(61,005)
Purchase	Morgan Stanley Co., Inc.	USD	CHF	12/21/2011	4,959,659	4,789,840	(169,819)
Purchase	Deutsche Bank AG	USD	EUR	12/21/2011	26,938,615	26,357,887	(580,728)
Purchase	Goldman Sachs International	USD	EUR	12/21/2011	11,170,320	10,998,743	(171,577)
Purchase	Deutsche Bank AG	USD	GBP	12/21/2011	48,939,174	48,582,827	(356,347)
Purchase	Goldman Sachs International	USD	GBP	12/21/2011	5,978,862	5,989,204	10,342
Purchase	Deutsche Bank AG	USD	JPY	12/21/2011	42,967,882	42,693,282	(274,600)
Purchase	Goldman Sachs International	USD	JPY	12/21/2011	18,342,604	18,257,255	(85,349)
Purchase	Deutsche Bank AG	USD	NOK	12/21/2011	16,025,132	15,338,816	(686,316)
Purchase	Goldman Sachs International	USD	NOK	12/21/2011	1,646,785	1,635,697	(11,088)
Purchase	Deutsche Bank AG	USD	NZD	12/21/2011	9,024,954	8,377,591	(647,363)
Purchase	Goldman Sachs International	USD	NZD	12/21/2011	1,232,878	1,227,196	(5,682)
Purchase	Morgan Stanley Co., Inc.	USD	NZD	12/21/2011	1,714,903	1,595,732	(119,171)
Purchase	Deutsche Bank AG	USD	SEK	12/21/2011	29,520,799	28,635,105	(885,694)
Purchase	Goldman Sachs International	USD	SEK	12/21/2011	12,336,562	12,189,848	(146,714)
Purchase	Morgan Stanley Co., Inc.	USD	SEK	12/21/2011	3,598,443	3,516,186	(82,257)

							$(8,177,011)

Sale	Morgan Stanley Co., Inc.	AUD	USD	12/21/2011	$9,677,635	$9,090,723	$586,912
Sale	Deutsche Bank AG	AUD	USD	12/21/2011	21,862,729	20,510,011	1,352,718
Sale	JPMorgan Chase Bank NA	BRL	USD	10/18/2011	2,068,678	2,107,008	(38,330)
Sale	Deutsche Bank AG	CAD	USD	12/21/2011	20,491,196	20,015,189	476,007
Sale	Goldman Sachs International	CAD	USD	12/21/2011	26,185,175	25,740,566	444,609
Sale	Deutsche Bank AG	CHF	USD	12/21/2011	2,872,315	2,790,115	82,200
Sale	Goldman Sachs International	CHF	USD	12/21/2011	183,281	183,228	53
Sale	Morgan Stanley Co., Inc.	EUR	USD	12/21/2011	55,144,504	53,733,711	1,410,793
Sale	Deutsche Bank AG	EUR	USD	12/21/2011	12,426,321	12,185,406	240,915
Sale	Goldman Sachs International	EUR	USD	12/21/2011	29,449,661	29,175,369	274,292
Sale	Deutsche Bank AG	GBP	USD	12/21/2011	27,298,236	27,095,875	202,361
Sale	Goldman Sachs International	GBP	USD	12/21/2011	25,781,307	25,892,360	(111,053)
Sale	Goldman Sachs International	JPY	USD	12/21/2011	17,239,876	17,086,221	153,655
Sale	Deutsche Bank AG	JPY	USD	12/21/2011	20,411,946	20,276,108	135,838
Sale	JPMorgan Chase Bank NA	MXN	USD	10/17/2011	2,931,936	2,748,646	183,290
Sale	JPMorgan Chase Bank NA	NOK	USD	10/11/2011	1,662,744	1,528,054	134,690
Sale	Deutsche Bank AG	NOK	USD	12/21/2011	8,748,437	8,365,747	382,690
Sale	Morgan Stanley Co., Inc.	NOK	USD	12/21/2011	12,403,644	11,954,095	449,549
Sale	Goldman Sachs International	NOK	USD	12/21/2011	10,848,558	10,604,836	243,722
Sale	Deutsche Bank AG	NZD	USD	12/21/2011	21,446,474	20,193,210	1,253,264
Sale	Goldman Sachs International	NZD	USD	12/21/2011	8,730,776	8,427,990	302,786
Sale	Goldman Sachs International	SEK	USD	12/21/2011	1,844,205	1,842,402	1,803
Sale	Deutsche Bank AG	SEK	USD	12/21/2011	7,319,150	7,369,608	(50,458)

							$8,112,306

							$(64,705)

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Overseas Equity Index Fund

Contract Type	Counterparty	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at September 30, 2011	Net Unrealized Appreciation/ (Depreciation)
Purchase	Citibank NA	USD	AUD	12/21/2011	$68,102	$64,572	$(3,530)
Purchase	Deutsche Bank AG	USD	AUD	12/21/2011	105,053	99,314	(5,739)
Purchase	Citibank NA	USD	EUR	12/21/2011	319,698	312,731	(6,967)
Purchase	Credit Suisse International	USD	EUR	12/21/2011	202,853	200,232	(2,621)
Purchase	UBS AG	USD	EUR	12/21/2011	54,293	53,976	(317)
Purchase	Westpac Banking Corp.	USD	EUR	12/21/2011	522,338	510,949	(11,389)
Purchase	Citibank NA	USD	GBP	12/21/2011	83,303	83,211	(92)
Purchase	UBS AG	USD	GBP	12/21/2011	471,855	468,048	(3,807)
Purchase	Citibank NA	USD	JPY	12/21/2011	356,097	353,756	(2,341)
Purchase	Credit Suisse International	USD	JPY	12/21/2011	99,630	99,301	(329)
Purchase	JPMorgan Chase Bank NA	USD	JPY	12/21/2011	253,253	251,706	(1,547)

							$(38,679)

Sale	Citibank NA	EUR	USD	12/21/2011	$86,113	$83,040	$3,073

							$(35,606)

Option Contracts (“Options”)

An option gives the holder the right but not the obligation to enter into a transaction (e.g., the purchase or sale of a security, an index of securities or another instrument, such as a futures contract) with another party on or before a specific date at a specified price (called the strike price). The counterparty is obligated to enter into the transaction if the holder elects to exercise the option. A call option gives the holder the right to purchase the underlying security or instrument from the other party; a put option gives the holder the right to sell the underlying security or instrument to the other party.

Certain funds may enter into options to manage certain risks. These risks may include interest rate risk (the risk that interest rates will rise, causing prices of fixed income securities to fall), credit risk (the risk that the issuer of a fixed income security will default on its obligation to pay interest and/or principal on the instrument in a timely manner), stock market risk (the risk that stock prices overall will decline over short or extended periods), and foreign currency risk (the risk that foreign currency values will decline relative to the U.S. dollar). Some funds also may use options to obtain or adjust investment exposure to certain assets, asset classes, or foreign currencies.

Option contracts may be used by the following funds for the following purposes:

	Manage Risk:				Obtain or Adjust Investment Exposure:
Fund	Interest rate risk	Credit risk	Stock market risk	Foreign currency risk	To certain assets or asset classes	To foreign currencies
Low Duration Bond	*	*		*	*	*
Inflation Protected Securities	*	*		*	*	*
Equity Income			*
Growth & Income			*
Growth					*
Select Value			*		*
Aggressive Opportunities			*		*
Discovery		*	*		*
International			*	*	*	*
Diversifying Strategies	*	*	*	*	*	*

Purchases of put and call options are recorded as an investment, the value of which is marked to market at each valuation date. When a purchased option expires, the fund will realize a loss equal to the premium paid. When a fund enters into a closing sale transaction, the fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

proceeds from such sale will be decreased by the premium originally paid. When a fund exercises a call option, the cost of the security that the fund purchases upon exercise will be increased by the premium originally paid. When a fund writes (sells) a call or put option, an amount equal to the premium received by the fund is recorded as a liability, and the value of each option is marked to market at each valuation date. When a written option expires, the fund realizes a gain equal to the amount of the premium originally received. When a fund enters into a closing purchase transaction, the fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium originally received when the option was sold/written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the amount of the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security that the fund purchased upon exercise. Option contract transactions may incur a commission, in addition to the premium paid or received.

A risk in writing (selling) a call option is that the fund gives up the opportunity for profit if the market price of the security increases to or above the strike price and the option is exercised. A risk in writing a put option is that the fund may incur a loss if the market price of the security decreases and the option is exercised. A risk in buying an option is that the fund pays a premium whether or not the option is exercised. The use of over-the-counter option contracts may also include counterparty risk, which is the risk that the other party to the contract may not fulfill its obligations.

Written option activity for the year-to-date period ended September 30, 2011 was as follows:

Inflation Protected Securities Fund

	Call Options		Put Options		Total
	Number of Contracts	Premium	Number of Contracts	Premium	Number of Contracts	Premium
Beginning balance as of 12/31/2010	—	$—	—	$—	—	$—

Written	88	46,462	541	147,345	629	193,807
Closed	(40)	(20,457)	(294)	(92,557)	(334)	(113,014)

Expired	(48)	(26,005)	(247)	(54,788)	(295)	(80,793)

Ending balance as of 09/30/2011	—	$—	—	$—	—	$—

Diversifying Strategies Fund

	Call Options		Put Options		Total
	Number of Contracts	Premium	Number of Contracts	Premium	Number of Contracts	Premium
Beginning balance as of 12/31/2010	470	$88,257	—	$—	470	$88,257

Written	2,040	366,782	—	—	2,040	366,782
Closed	(2,090)	(309,338)	—	—	(2,090)	(309,338)
Expired	—	—	—	—	—	—

Ending balance as of 09/30/2011	420	$145,701	—	$—	420	$145,701

As of September 30, 2011, the following funds had open written option contracts outstanding:

Diversifying Strategies Fund

Option Type	Description	# Contracts	Strike Price	Expiration Date	Unrealized Gain/ (Loss)
Call	Swiss Market Index	420	5,399.00	12/16/2011	$(17,395)

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Swap Agreements (“Swaps”)

Swaps are two-party contracts entered into primarily by institutional investors for periods typically ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, such as specified interest rates, a particular foreign currency, or in a “basket” of securities or commodities as represented by a particular index. The gross returns to be exchanged or “swapped” between the parties are generally calculated based on the return on or increase in value of a “notional amount”, i.e. the predetermined dollar amount on which the dollar amount of gross returns are calculated.

Total return swaps are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swaps may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Credit default swaps are contracts whereby one party makes periodic payments to a counterparty in exchange for the right to receive from the counterparty a payment equal to the par (or other agreed-upon) value of a referenced fixed income security in the event of a default or other agreed upon credit related event by the issuer of the debt obligation. Interest rate swaps involve the exchange by a fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Inflation rate swaps involve the exchange by a fund with another party of their respective commitments to pay or receive a fixed rate in exchange for the rate of change of an inflation index with respect to a notional amount of principal.

Certain funds may enter into swaps to manage certain risks (e.g. interest rate risk, which is the risk that interest rates will rise, causing prices of fixed income securities to fall, and credit risk, which is the risk that the issuer of a fixed income security will default on its obligation to pay interest and/or principal on the instrument in a timely manner). Some funds also may use swaps to manage foreign currency risk or to obtain or adjust investment exposure to certain assets or asset classes.

Swaps may be used by the following funds for the following purposes:

	Manage Risk:			Obtain or Adjust Investment Exposure:
Fund	Interest rate risk	Credit risk	Foreign currency risk	To certain assets or asset classes

Low Duration Bond	*	*	*	*
Inflation Protected Securities	*	*		*
Discovery	*	*		*
Diversifying Strategies	*	*		*
Core Bond Index	*	*		*

The risks of entering into swaps include the possible lack of liquidity and unfavorable changes in the underlying investments or instruments. The use of swaps may also include counterparty risk, which is the risk that the other party to a swap may not fulfill its obligations.

In certain types of swap transactions, the risk of loss is increased because the fund may be required to make additional or higher payments to the counterparty as a result of market volatility. In addition, swaps are not traded on exchanges or other organized markets and are generally illiquid.

Swaps are marked to market daily using pricing services or fair values. Changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation (depreciation) on swaps. A realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of a swap.

As of September 30, 2011, the following swaps were outstanding:

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Inflation Protected Securities Fund

Interest Rate Swaps
	Rates Exchanged				Net Unrealized
Swap Counterparty	Payments Made By The Fund	Payments Received By The Fund	Termination Date	Notional Amount	Appreciation/ (Depreciation)
Morgan Stanley Capital Services	Daily Brazil CETIP Interbank Deposit Rate	12.54%	01/02/2012	BRL 6,600,000	$192,944
Morgan Stanley Capital Services	3-month LIBOR	3.25%	12/21/2021	USD 18,500,000	235,169

					$428,113

Swap Options (“Swaptions”)

A swaption is a contract that gives the holder the right (but not the obligation), in return for the payment of a premium, to enter into a new swap agreement, or shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms.

Certain funds may enter into swaptions to manage certain risks (e.g., interest rate risk, which is the risk that interest rates will rise, causing bond prices to fall, and credit risk, which is the risk that the issuer of a debt instrument will default on its obligation to pay interest and/or principal on the instrument in a timely manner). Some funds also may use swaptions to manage foreign currency risk or to obtain or adjust investment exposure to certain assets or asset classes.

Swaptions may be used by the following funds for the following purposes:

	Manage Risk:			Obtain or Adjust Investment Exposure:
Fund	Interest rate risk	Credit risk	Foreign currency risk	To certain assets or asset classes
Low Duration Bond	*	*	*	*
Inflation Protected Securities	*	*		*
Discovery	*	*
Diversifying Strategies	*	*		*
Core Bond Index	*	*		*

When a fund purchases a swaption, it risks losing the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a fund writes a swaption, upon exercise of the option the fund will become obligated according to the terms of the underlying agreement (i.e., the fund may be required to enter into a new swap agreement, or to shorten, extend, cancel, or otherwise modify an existing swap agreement, even when there has been an unfavorable change in the value of the underlying swap). The use of swaptions includes counterparty risk, which is the risk that the other party to a swaption may not fulfill its obligations.

When a fund writes a call or put swaption, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the swaption written. Certain swaptions may be written with premiums to be determined on a future date. Premiums received from writing swaptions which expire are treated as realized gains. Premiums received from writing swaptions which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying swap to determine the realized gain or loss.

Funds may also purchase put and call swaptions. Purchasing put or call swaptions tends to increase the fund’s potential opportunity to benefit from favorable market value changes in the underlying swap without obligating the fund to participate in unfavorable market changes that may occur. Premiums paid for purchasing swaptions which expire are treated as realized losses. Certain swaptions may be purchased with premiums to be determined on a future date. The premiums for these swaptions are based upon implied volatility parameters at specified terms. Premiums paid for purchasing swaptions which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying swap to determine the realized gain or loss.

Written swaption activity for the year-to-date period ended September 30, 2011 was as follows:

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Inflation Protected Securities Fund

	Call Swaptions		Put Swaptions		Total
	Notional Amount	Premium	Notional Amount	Premium	Notional Amount	Premium
Beginning balance as of 12/31/2010	$3,600,000	$7,371	$34,200,000	$267,038	$37,800,000	$274,409

Written	28,000,000	127,656	52,400,000	212,609	80,400,000	340,265
Closed	(4,800,000)	(9,120)	(28,600,000)	(59,613)	(33,400,000)	(68,733)
Expired	(14,200,000)	(45,507)	(15,400,000)	(73,279)	(29,600,000)	(118,786)

Ending balance as of 09/30/2011	$12,600,000	$80,400	$42,600,000	$346,755	$55,200,000	$427,155

As of September 30, 2011, the following fund had open written swaption contracts outstanding:

Inflation Protected Securities Fund

						Net
Exchange	Counterparty	Contract	Notional Amount	Strike Rate	Expiration Date	Unrealized Appreciation/ (Depreciation)
OTC	Royal Bank of Scotland plc	Put—Interest Rate Swaption	$15,800,000	2.25%	9/24/2012	$115,975
OTC	Citibank NA	Put—Interest Rate Swaption	6,900,000	3.00%	6/18/2012	59,139
OTC	Royal Bank of Scotland plc	Call—Interest Rate Swaption	4,800,000	1.80%	10/11/2011	(95,955)
OTC	Royal Bank of Scotland plc	Put—Interest Rate Swaption	4,200,000	3.75%	11/14/2011	58,129
OTC	Deutsche Bank AG	Put—Interest Rate Swaption	4,200,000	1.75%	7/11/2013	13,665
OTC	Royal Bank of Scotland plc	Call—Interest Rate Swaption	4,200,000	3.00%	11/14/2011	(296,364)
OTC	Morgan Stanley Capital Services	Call—Interest Rate Swaption	3,600,000	3.00%	10/11/2011	(273,608)
OTC	Morgan Stanley Capital Services	Put—Interest Rate Swaption	3,600,000	4.25%	10/11/2011	18,225
OTC	Goldman Sachs	Put—Interest Rate Swaption	3,400,000	1.00%	11/19/2012	15,228
OTC	Deutsche Bank AG	Put—Interest Rate Swaption	3,000,000	3.00%	6/18/2012	28,878
OTC	Citibank NA	Put—Interest Rate Swaption	800,000	2.25%	9/24/2012	4,901
OTC	Barclays Bank plc	Put—Interest Rate Swaption	400,000	3.00%	6/18/2012	3,329
OTC	Morgan Stanley Capital Services	Put—Interest Rate Swaption	300,000	2.25%	9/24/2012	1,714

						$(346,744)

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Tax Basis Unrealized Appreciation (Depreciation)

As of September 30, 2011, net unrealized appreciation (depreciation) on investments was as follows:

				Tax Basis
	Federal	Gross	Gross	Net Unrealized
	Income Tax	Unrealized	Unrealized	Appreciation/
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Low Duration Bond	$524,699,147	$6,449,835	$7,884,402	$(1,434,567)
Inflation Protected Securities	515,291,216	40,279,983	1,554,843	38,725,140
Equity Income	1,874,772,424	171,723,468	293,920,323	(122,196,855)
Growth & Income	1,086,458,951	104,337,077	111,186,342	(6,849,265)
Growth	1,658,194,280	140,204,759	153,494,241	(13,289,482)
Select Value	313,004,067	21,856,466	35,817,279	(13,960,813)
Aggressive Opportunities	1,039,498,223	91,679,042	189,777,048	(98,098,006)
Discovery	197,228,708	10,271,760	21,467,890	(11,196,130)
International	1,222,913,104	66,532,124	171,561,060	(105,028,936)
Diversifying Strategies	825,629,293	13,120,899	13,358,580	(237,681)
Core Bond Index	1,057,469,018	58,587,783	3,652,422	54,935,361
500 Stock Index	274,683,510	135,622,034	63,211,930	72,410,104
Broad Market Index	381,510,230	183,393,994	103,117,128	80,276,866
Mid/Small Company Index	404,739,632	62,429,942	68,451,199	(6,021,257)
Overseas Equity Index	223,689,351	17,196,106	58,536,820	(41,340,714)
Model Portfolio Savings Oriented	278,912,158	657,878	221,623	436,255
Model Portfolio Conservative Growth	546,330,525	11,515,577	24,521,040	(13,005,463)
Model Portfolio Traditional Growth	1,375,127,412	17,612,047	99,170,632	(81,558,585)
Model Portfolio Long-Term Growth	1,721,389,433	12,816,934	137,005,109	(124,188,175)
Model Portfolio All-Equity Growth	687,038,130	—	95,832,842	(95,832,842)
Milestone Retirement Income	223,381,350	2,177,373	8,580,834	(6,403,461)
Milestone 2010	223,268,756	2,124,856	10,432,839	(8,307,983)
Milestone 2015	377,971,019	3,484,854	22,035,413	(18,550,559)
Milestone 2020	373,227,362	2,124,969	21,459,795	(19,334,826)
Milestone 2025	288,139,768	1,349,339	17,193,275	(15,843,936)
Milestone 2030	222,270,411	910,625	12,144,629	(11,234,004)
Milestone 2035	139,816,341	741,855	8,037,576	(7,295,721)
Milestone 2040	131,539,477	—	2,906,019	(2,906,019)
Milestone 2045	30,442,956	33,815	1,661,786	(1,627,971)

Portfolio Securities Loaned

Certain funds lend securities to approved borrowers to seek to earn additional income. As of September 30, 2011, certain funds had loaned securities, which were collateralized by cash or other forms of collateral as provided for in the Company’s Securities Lending Agency Agreement with JPMorgan Chase Bank, N.A. at least equal to the market value of the securities loaned. The funds receive dividends and interest on the loaned securities and a portion of interest earned on reinvested collateral. All securities loaned are marked to market daily in U.S. dollars and collateral is received and released accordingly on the following day to achieve the required collateralization for the previous day’s market value. A fund retains a portion of the interest received on investment of the cash collateral. A fund also continues to receive any distributions paid on the loaned securities. The fund may terminate a loan at any time and generally expects to receive the securities loaned within the normal settlement period for the security involved. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of the borrower. The fund may not retain voting rights on securities while they are on loan. Voting rights on the loaned securities may pass to the borrower. The funds, however, are entitled to terminate or recall the loans to vote proxies or otherwise obtain rights to vote or consent with respect to a material event.

The funds will be indemnified by its custodian for securities lending programs conducted through the custodian if, at the time of a default by a borrower, some or all of the loaned securities have not been returned by the borrower. The custodian, as soon as practicable after the time of default, shall deposit in the funds’ accounts securities of the same number, issue, type, class and series of the unreturned loaned securities. If the custodian is unable to purchase replacement securities, it will credit to the funds’ accounts an amount equal to the market value of the unreturned loaned securities. For purposes of calculating the amount of credit to a fund’s account, the market value of US securities will be determined as of the date on which the custodian posts the credit to the fund and the market value of the US securities may be more or less than it was on the date the securities were due to be returned to the fund. For non-US securities, the market value of the securities to be credited to a fund is determined as of the date the securities were due to be returned to the fund.

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

The market value of the securities on loan and the value of the related collateral as of September 30, 2011, were as follows:

Fund	Securities on Loan	Collateral	Collateralization
Low Duration Bond	$2,888,414	$2,956,720	102%
Inflation Protected Securities	32,122,030	32,931,864	103%
Equity Income	102,037,927	109,163,929	107%
Growth & Income	20,575,603	21,765,056	106%
Growth	16,887,672	17,750,817	105%
Select Value	7,839,668	8,224,118	105%
Aggressive Opportunities	58,395,738	62,408,632	107%
Discovery	10,432,694	11,057,203	106%
International	65,645,294	69,615,420	106%
Core Bond Index	17,565,310	17,906,108	102%
500 Stock Index	3,879,695	4,091,070	105%
Broad Market Index	11,867,506	12,655,403	107%
Mid/Small Company Index	32,160,464	34,503,048	107%
Overseas Equity Index	12,543,169	13,301,234	106%

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Wilshire®, the Wilshire IndexesSM, Wilshire 5000 Total Market IndexSM, and Wilshire 4500 Completion IndexSM are service marks of Wilshire Associates Incorporated (“Wilshire”) and have been licensed for use by The Vantagepoint Funds (the “Funds”), on behalf of the Broad Market Index Fund and the Mid/Small Company Index Fund, respectively. All content of the Wilshire Indexes and the aforementioned indexes is ©2011 Wilshire Associates Incorporated, all rights reserved. The Funds are not sponsored, endorsed, sold or promoted by Wilshire, and Wilshire makes no representations or warranties with respect to the Funds. Wilshire has no relationship with The Vantagepoint Funds, other than the licensing of the aforementioned indexes and its service marks for use in connection with these two Funds. Wilshire does not:

•	Sponsor, endorse, sell or promote the Funds.

•	Recommend that any person invest in the Funds or any other securities.

•	Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Funds.

•	Have any responsibility or liability for the administration, management or marketing of the Funds.

•	Consider the needs of the Funds or their shareholders in determining, composing or calculating the above indexes or have any obligation to do so.

Wilshire shall have no liability in connection with the Funds. Specifically, Wilshire makes no representation or warranty, express or implied, regarding:

•	The results to be obtained by the Funds, their shareholders or any other person in connection with the use of the above indexes and the data included in those indexes;

•	The accuracy or completeness of these indexes and any related data; or

•	The merchantability or the fitness for a particular purpose or use of these indexes and/or its related data.

Wilshire shall not have any liability for any errors, omissions or interruptions in the above indexes or related data. Under no circumstances will Wilshire be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Wilshire knows that they might occur. The licensing agreement between The Vantagepoint Funds, on behalf of the Broad Market Index Fund and the Mid/Small Company Index Fund, and Wilshire is solely for the Funds’ benefit and not for the benefit of Fund shareholders or any other third parties.

“Standard & Poor’s “, “S&P “, “S&P 500 “, “Standard & Poor’s 500 “, and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by The Vantagepoint Funds for the Vantagepoint 500 Stock Index Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc., and makes no representation regarding the advisability of investing in the Fund.

Item 2 (Controls and Procedures):

Sub-item 2(a) The Principal Executive Officer and Principal Financial Officer of the registrant have concluded that the registrant’s disclosure controls and procedures are effective based on the evaluation of the disclosure controls and procedures by registrant’s management as of a date within 90 days of the filing of this report.

Sub-item 2(b) There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 (Exhibits): The required certifications of the principal executive officer and principal financial officer are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Vantagepoint Funds

By:	/s/ Joan McCallen
Joan McCallen, Principal Executive Officer

Date	November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joan McCallen
Joan McCallen, Principal Executive Officer

Date	November 29, 2011

By:	/s/ Elizabeth Glista
Elizabeth Glista, Principal Financial Officer

Date	November 29, 2011